[GRAPHICS OMITTED - ACORN, COLUMN, MITER, HANDSHAKE]

     GALAXY EQUITY FUNDS

GALAXY FUNDS

Semi-Annual Report
April 30, 2002

Galaxy Asset Allocation Fund

Galaxy Equity Income Fund

Galaxy Growth and Income Fund

Galaxy Strategic Equity Fund

Galaxy Equity Value Fund

Galaxy Large Cap Value Fund

Galaxy Equity Growth Fund

Galaxy Large Cap Growth Fund

Galaxy Growth Fund II

Galaxy Small Cap Value Fund

Galaxy Small Company Equity Fund

Galaxy International Equity Fund

Galaxy Pan Asia Fund

                                                   [LOGO OMITTED - GALAXY FUNDS]

CHAIRMAN'S MESSAGE

Dear Galaxy Equity Fund Shareholder:

      Enclosed is the Galaxy Equity Funds' semi-annual report for the six months ended April 30, 2002. The report includes a Market Overview that discusses the economic and market conditions that may have affected your investment during this time. Following the Market Overview are individual reviews that describe how Fleet Investment Advisors Inc. managed the Funds' portfolios in this environment. Financial statements and a list of portfolio holdings for each Fund as of April 30, 2002 appear at the end of the report.

      As the political and economic uncertainties that followed the terrorist attacks of September 11 abated during the reporting period, stock prices in the U.S. and foreign markets rebounded strongly. Prices for shares of larger, growth-oriented firms then retreated, however, as company earnings recovered more slowly than expected and investors became increasingly concerned about corporate accounting practices. For the six-month reporting period, the Standard & Poor's(R) 500 Composite Stock Price Index (the "S&P(R) 500 Index") showed a modest gain. Progress toward a recovery was still sufficient to make the Federal Reserve Board (the "Fed") less aggressive in cutting short-term interest rates. After falling for most of the previous two years, bond yields rose across the yield curve and bond prices fell.

      The investment environment of the six months ending April 30, 2002 has demonstrated how important diversification is to the financial goals of individual investors. In diversified portfolios, the outperformance by some asset classes may help offset the underperformance by other asset classes. Within asset classes, investors may also benefit by diversifying among different market sectors.

      As you may be aware, FleetBoston Financial Corporation ("FleetBoston") recently completed its acquisition of the asset management business of Liberty Financial Companies, Inc. ("Liberty"). In its effort to combine the best aspects of FleetBoston's and Liberty's asset management organizations, FleetBoston has renamed its asset management business Columbia Management Group, Inc. ("Columbia"). Columbia and its affiliated companies are responsible for overseeing the investment of $170 billion in assets and rank among the top 20 mutual fund managers based on assets under management in the United States. Galaxy Fund shareholders now have the benefits associated with an organization of Columbia's size and breadth, including expanded investment management, research and other capabilities.

      In addition to the Galaxy Funds, Columbia offers a broad range of financial services. Your financial advisor can help you determine which of these services might meet your specific investment needs and help you achieve your financial goals.

      If you have questions about the information in this report or would like more information on any of the Galaxy Funds, please contact the Galaxy Information Center toll-free at 1-877-289-4252 or visit us at www.galaxyfunds.com. You may also consult your financial advisor.


Sincerely,


/S/ Dwight E. Vicks, Jr.


Dwight E. Vicks, Jr.

Chairman of the Board of Trustees


[BEGIN SIDEBAR]
MUTUAL FUNDS:

O ARE NOT BANK DEPOSITS
O ARE NOT FDIC INSURED
O ARE NOT OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK
O ARE SUBJECT TO INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL
  AMOUNT INVESTED

MARKET OVERVIEW

[BEGIN SIDEBAR]
"IN THIS UNSETTLED ECONOMIC CLIMATE, THE GALAXY EQUITY FUNDS BENEFITED FROM OUR ONGOING ATTENTION TO SECTOR DIVERSITY, STRONG CREDIT QUALITY, AND REASONABLE VALUATIONS."
[END SIDEBAR]

EQUITY MARKET OVERVIEW
BY FLEET INVESTMENT ADVISORS INC.
      Following a decline that began in March of 2000, stock prices began to firm in the six months ended April 30, 2002. Although economists determined during this time that the U.S. economy had officially entered a recession in the first quarter of 2001, there were many signs that a recovery was on the way. The brightening outlook helped stocks stage a strong rally in the final months of 2001. The market then gave back some of these gains in the first months of 2002, as corporate earnings recovered more slowly than investors had expected. Many stocks also suffered on concerns about corporate accounting practices in the wake of bankruptcy proceedings for Enron Corporation.

      Stock returns varied widely by market sector. For the six-month reporting period, the S&P(R) 500 Index, which represents large-cap stocks, earned a total return of 2.31%. Over the same time, small-cap stocks represented by the Russell 2000 Index (the "Russell 2000") had a total return of 20.03% and foreign stocks in the Morgan Stanley Capital International Europe, Australasia, Far East Index (the "MSCI EAFE Index") had a total return of 5.50%. By maintaining a well-diversified mix of high-quality investments that took advantage of opportunities in a choppy market, we helped the Galaxy Equity Funds earn competitive returns for the six-month reporting period.

POSITIVE ECONOMIC SIGNALS

      For the fourth quarter of 2001, when the reporting period began, the Gross Domestic Product ("GDP"), which measures the output of U.S. goods and services, improved at an annualized rate of 1.7%. This was the strongest gain in a year and a significant improvement over the 1.3% decline in growth for the third quarter of 2001. To keep the economy moving, the Fed added interest rate cuts of 75 basis points (0.75%) in November and December of 2001 to the aggregate 400 basis-point cut it had imposed earlier in the year. Stock prices rallied strongly in this environment, led by growth-oriented stocks. With prices that were still attractive versus large-cap issues, stocks of small- and medium-sized firms also outperformed.

      The rebuilding of inventories and continued strength in consumer spending pushed GDP growth to an estimated annualized rate of 5.6% in the first quarter of 2002. In March, the Fed signaled that it was adopting a neutral monetary policy that would table further cuts in interest rates. Despite these positives, and a decline in the annual rate of inflation to 1.50%, the prices of many growth stocks faltered - particularly issues of large-cap firms. The weakness was due in part to lackluster earnings that failed to justify the higher prices these stocks had achieved. In addition, the large-cap growth sector tended to bear the brunt of investor concerns about corporate accounting practices. Value stocks and issues of small- and mid-sized firms continued to gain during this time.

      Foreign stock prices advanced moderately during the reporting period, as a brighter economic outlook in the U.S. and abroad improved expectations for corporate earnings.

A GREATER FOCUS ON CYCLICAL ISSUES
      In this unsettled economic climate, the Galaxy Equity Funds benefited from our ongoing attention to sector diversity, strong credit quality, and reasonable valuations. The emphasis on diversity enhanced returns as investors digested the meaning of various economic signals for earnings in various industries. The focus on quality and core fundamentals helped us pick individual issues that, in many cases, strongly outperformed their industry sectors.

      In most portfolios, we increased the portion of stocks from "cyclical" (economically sensitive) industries during the reporting period and decreased the portion from economically "defensive" sectors. This strategy generally helped returns, as an overall improvement in the economic outlook raised hope for a recovery. Throughout the period, we reduced the Funds' exposure to companies whose financial reporting practices raised concern among investors.

A ROCKY ROAD TO RECOVERY
      Although the economy is recovering more slowly than investors had first hoped, and it is uncertain how strong the recovery will be, healthy retail sales and a pickup in the long-suffering manufacturing sector suggest that a sustained period of growth is at hand. Because recent economic gains are probably more the result of companies rebuilding depleted inventories than solid gains in actual demand, it will likely take increases in capital spending and industrial production to convince investors that a recovery has taken hold. Growth in the GDP for the second quarter of 2002 should be a good benchmark of where the economic cycle stands.

      Because the Fed does not want to stall the economic progress made thus far, it is unlikely to raise short-term interest rates before it meets in August of 2002 - when preliminary GDP data for the second quarter should be available. This restraint, combined with prior rate cuts that have not been fully reflected in corporate profits, should benefit earnings in months to come.

      Although valuations for many equities are once again high by historic standards, many stocks are more attractive - especially on a relative basis - than they were when the reporting period began. This is particularly true for growth stocks and issues of large-cap firms. With a clear rebound in earnings, stocks should build on their recent gains.

[BEGIN SIDEBAR]
"GROWTH IN THE GDP FOR THE SECOND QUARTER OF 2002 SHOULD BE A GOOD BENCHMARK OF WHERE THE ECONOMIC CYCLE STANDS."
[END SIDEBAR]

PERFORMANCE AT-A-GLANCE

AVERAGE ANNUAL TOTAL RETURNS -- TRUST SHARES

                                                                                            10 YEARS/
AS OF APRIL 30, 2002                                    6 MONTHS+   1 YEAR      5 YEARS   LIFE OF FUND*
........................................................................................................
Asset Allocation Fund (INCEPTION DATE 12/30/91)          -3.01%     -10.95%      4.91%       8.57%
........................................................................................................
Equity Income Fund (INCEPTION DATE 12/14/90)              3.71       -7.25       6.66       10.30
........................................................................................................
Growth and Income Fund (INCEPTION DATE 12/14/92)**        1.82      -11.30       6.71       11.02
........................................................................................................
Strategic Equity Fund (INCEPTION DATE 3/4/98)            13.38       -0.87        N/A        7.99
........................................................................................................
Equity Value Fund (INCEPTION DATE 9/1/88)                 8.06       -6.43       9.58       12.25
........................................................................................................
Large Cap Value Fund (INCEPTION DATE 4/1/92)****          0.19      -15.19       5.34        9.43
........................................................................................................
Equity Growth Fund (INCEPTION DATE 12/14/90)              2.00      -16.06       8.29       11.30
........................................................................................................
Large Cap Growth Fund (INCEPTION DATE 1/31/97)****        0.39      -22.56       6.37        5.67
........................................................................................................
Growth Fund II (INCEPTION DATE 3/28/96)***                5.68       -7.46      11.15       10.82
........................................................................................................
Small Cap Value Fund (INCEPTION DATE 12/14/92)**         26.23       24.75      17.48       16.20
........................................................................................................
Small Company Equity Fund (INCEPTION DATE 12/30/91)       6.65       -6.08       8.03       12.01
........................................................................................................
International Equity Fund (INCEPTION DATE 12/30/91)       7.57      -17.64       2.52        6.35
........................................................................................................
Pan Asia Fund (INCEPTION DATE 9/1/00)                    20.41       -4.48        N/A      -14.19
-------------------------------------------------------------------------------------------------------

+     Unannualized total returns.
* Return figures shown are average annual total returns for the 10 years ended April 30, 2002 for the Asset Allocation Fund, Equity Income Fund, Equity Value Fund, Large Cap Value Fund, Equity Growth Fund, Small Company Equity Fund and International Equity Fund and for the period from inception through April 30, 2002 for each other Fund.
** The Galaxy Growth and Income Fund and Galaxy Small Cap Value Fund commenced operations as separate portfolios (the "Predecessor Shawmut Funds") of The Shawmut Funds. On December 4, 1995, the Predecessor Shawmut Funds were reorganized as new portfolios of The Galaxy Fund. Prior to the reorganization, the Predecessor Shawmut Funds offered and sold two series of shares. In connection with the reorganization, shareholders of the Predecessor Shawmut Funds exchanged their Trust Shares and Investment Shares for Trust Shares and Retail A Shares, respectively, of the Galaxy Growth and Income Fund and Galaxy Small Cap Value Fund. The total returns shown above for Trust Shares of the Galaxy Growth and Income Fund and Galaxy Small Cap Value Fund for the periods prior to December 4, 1995 represent the total returns for Trust Shares of the corresponding Predecessor Shawmut Funds.
*** The Galaxy Growth Fund II commenced operations as a separate portfolio (the "Predecessor Boston 1784 Fund") of the Boston 1784 Funds. On June 26, 2000, the Predecessor Boston 1784 Fund was reorganized as a new portfolio of The Galaxy Fund. Prior to the reorganization, the Predecessor Boston 1784 Fund offered and sold one series of shares. In connection with the reorganization, shareholders of the Predecessor Boston 1784 Fund exchanged their shares for Trust Shares and BKB Shares of the Galaxy Growth Fund II. Shareholders of the Predecessor Boston 1784 Fund who purchased their shares through an investment management, trust, custody or other agency relationship with BankBoston, N.A. received Trust Shares of the Fund and shareholders of the Predecessor Boston 1784 Fund who purchased their shares other than through an investment management, trust, custody or other agency relationship with BankBoston, N.A. received BKB Shares of the Fund. On June 26, 2001, BKB Shares of the Fund converted into Retail A Shares of the Fund. The total returns shown above for Trust Shares of the Galaxy Growth Fund II for the periods prior to June 26, 2000 represent the total returns for the Predecessor Boston 1784 Fund.
**** The Galaxy Large Cap Value Fund and Galaxy Large Cap Growth Fund commenced operations as separate portfolios (the "Predecessor Pillar Funds") of The Pillar Funds. On August 27, 2001, the Predecessor Pillar Funds were reorganized as new portfolios of The Galaxy Fund. Prior to the reorganization, the Predecessor Pillar Funds offered and sold three series of shares. In connection with the reorganization, shareholders of the Predecessor Pillar Funds exchanged their Class I Shares, Class A Shares and Class B Shares for Trust Shares, Retail A Shares and Retail B Shares, respectively, of the Galaxy Large Cap Value Fund and Galaxy Large Cap Growth Fund. The total returns shown above for Trust Shares of the Galaxy Large Cap Value Fund and Galaxy Large Cap Growth Fund for the periods prior to August 27, 2001 represent the total returns for Class I Shares of the corresponding Predecessor Pillar Funds.

AVERAGE ANNUAL TOTAL RETURNS -- RETAIL A SHARES*

                                                                                          10 YEARS/
AS OF APRIL 30, 2002                                   6 MONTHS+  1 YEAR     5 YEARS LIFE OF FUND******
--------------------------------------------------------------------------------------------------------
Asset Allocation Fund (INCEPTION DATE 12/30/91)         -8.60%    -16.26%     3.49%         7.78%
.........................................................................................................
Equity Income Fund (INCEPTION DATE 12/14/90)**          -2.54     -12.99      4.95          9.27
.........................................................................................................
Growth and Income Fund (INCEPTION DATE 2/12/93)***      -4.17     -16.72      5.14         10.19
.........................................................................................................
Strategic Equity Fund (INCEPTION DATE 3/4/98)            6.64      -6.95      N/A           5.97
.........................................................................................................
Equity Value Fund (INCEPTION DATE 9/1/88)**              1.58     -12.26      7.89         11.26
.........................................................................................................
Large Cap Value Fund (INCEPTION DATE 4/1/92)****        -5.74     -20.32      3.79          8.48
.........................................................................................................
Equity Growth Fund (INCEPTION DATE 12/14/90)**          -4.07     -21.22      6.59         10.30
.........................................................................................................
Large Cap Growth Fund (INCEPTION DATE 2/3/97)****       -5.53     -27.27      4.66          4.16
.........................................................................................................
Growth Fund II (INCEPTION DATE 6/26/00)                 -0.72     -13.06      N/A         -14.64
.........................................................................................................
Small Cap Value Fund (INCEPTION DATE 2/12/93)***        18.67      17.08     15.57         15.37
.........................................................................................................
Small Company Equity Fund (INCEPTION DATE 12/30/91)      0.38     -11.85      6.31         10.96
.........................................................................................................
International Equity Fund (INCEPTION DATE 12/30/91)      1.24     -22.71      0.82          5.30
.........................................................................................................
Pan Asia Fund (INCEPTION DATE 9/1/00)                   13.39     -10.25      N/A         -17.52
--------------------------------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS -- PRIME A SHARES*****

AS OF APRIL 30, 2002                                    6 MONTHS+   1 YEAR    5 YEARS   LIFE OF FUND
--------------------------------------------------------------------------------------------------------
Asset Allocation Fund (INCEPTION DATE 11/1/98)            -8.44%     -16.04%  N/A          -1.77%
.........................................................................................................
Growth and Income Fund (INCEPTION DATE 11/1/98)           -3.99      -16.47   N/A           0.55
.........................................................................................................
Equity Growth Fund (INCEPTION DATE 11/1/98)               -3.73      -20.86   N/A           0.25
.........................................................................................................
Small Cap Value Fund (INCEPTION DATE 11/1/98)             18.92       17.37   N/A          17.10
.........................................................................................................
International Equity Fund (INCEPTION DATE 11/1/98)         1.38      -22.65   N/A          -4.08
.........................................................................................................
Pan Asia Fund (INCEPTION DATE 9/22/00)                    13.71      -10.02   N/A         -15.78
--------------------------------------------------------------------------------------------------------

+     Unannualized total returns.
* Return figures have been restated to include the effect of the maximum 5.75% front-end sales charge which became effective on January 1, 2001.
** Retail A Shares of the Equity Value Fund and Equity Growth Fund were first issued during the fiscal year ended October 31, 1991 and Retail A Shares of the Equity Income Fund were first issued during the fiscal year ended October 31, 1992. The total returns for prior periods represent the total returns for Trust Shares of the Funds. Prior to November 1, 1993, the total returns for Retail A Shares and Trust Shares of the Funds were the same because each series of shares had the same expenses.
*** The Galaxy Growth and Income Fund and Galaxy Small Cap Value Fund commenced operations as separate portfolios (the "Predecessor Shawmut Funds") of The Shawmut Funds. On December 4, 1995, the Predecessor Shawmut Funds were reorganized as new portfolios of The Galaxy Fund. Prior to the reorganization, the Predecessor Shawmut Funds offered and sold two series of shares. In connection with the reorganization, shareholders of the Predecessor Shawmut Funds exchanged their Trust Shares and Investment Shares for Trust Shares and Retail A Shares, respectively, of the Galaxy Growth and Income Fund and Galaxy Small Cap Value Fund. The total returns shown above for Retail A Shares of the Galaxy Growth and Income Fund and Galaxy Small Cap Value Fund for the periods prior to December 4, 1995 represent the total returns for Investment Shares of the corresponding Predecessor Shawmut Funds.
**** The Galaxy Large Cap Value Fund and Galaxy Large Cap Growth Fund commenced operations as separate portfolios (the "Predecessor Pillar Funds") of The Pillar Funds. On August 27, 2001, the Predecessor Pillar Funds were reorganized as new portfolios of The Galaxy Fund. Prior to the reorganization, the Predecessor Pillar Funds offered and sold three series of shares. In connection with the reorganization, shareholders of the Predecessor Pillar Funds exchanged their Class I Shares, Class A Shares and Class B Shares for Trust Shares, Retail A Shares and Retail B Shares, respectively, of the Galaxy Large Cap Value Fund and Galaxy Large Cap Growth Fund. The total returns shown above for Retail A Shares of the Galaxy Large Cap Value Fund and Galaxy Large Cap Growth Fund for the periods prior to August 27, 2001 represent the total returns for Class A Shares of the corresponding Predecessor Pillar Funds.
***** Return figures include the effect of the maximum 5.50% front-end sales charge.
******Return figures shown are average annual total returns for the 10 years ended April 30, 2002 for the Asset Allocation Fund, Equity Income Fund, Equity Value Fund, Large Cap Value Fund, Equity Growth Fund, Small Company Equity Fund and International Equity Fund and for the period from inception through April 30, 2002 for each other Fund.

AVERAGE ANNUAL TOTAL RETURNS - RETAIL B SHARES**

                              6 MONTH       6 MONTH       1 YEAR         1 YEAR        5 YEAR        5 YEAR
                          RETURNS BEFORE RETURNS AFTER RETURNS BEFORE RETURNS AFTER RETURNS BEFORE RETURNS AFTER
                            CONTINGENT    CONTINGENT     CONTINGENT    CONTINGENT     CONTINGENT    CONTINGENT
                             DEFERRED      DEFERRED       DEFERRED      DEFERRED       DEFERRED      DEFERRED
                           SALES CHARGE  SALES CHARGE   SALES CHARGE  SALES CHARGE   SALES CHARGE  SALES CHARGE
AS OF APRIL 30, 2002         DEDUCTED+    DEDUCTED+*      DEDUCTED     DEDUCTED*       DEDUCTED     DEDUCTED*
-----------------------------------------------------------------------------------------------------------------
Asset Allocation Fund
(INCEPTION DATE 3/4/96)        -3.37%       -8.19%         -11.71%       -16.08%         4.00%         3.50%
..................................................................................................................
Equity Income Fund
(INCEPTION DATE 11/1/98)         3.03       -1.87           -8.32        -12.68           N/A           N/A
..................................................................................................................
Growth and Income Fund
(INCEPTION DATE 3/4/96)          1.29       -3.61          -12.26        -16.50          5.62          5.20
..................................................................................................................
Strategic Equity Fund
(INCEPTION DATE 3/4/98)         12.64        7.64           -2.14         -6.86           N/A           N/A
..................................................................................................................
Equity Value Fund
(INCEPTION DATE 3/4/96)          7.43        2.43           -7.62        -12.12          8.38          8.02
..................................................................................................................
Large Cap Value Fund
(INCEPTION DATE 5/12/97)***     -0.40       -5.38          -16.17        -20.36           N/A           N/A
..................................................................................................................
Equity Growth Fund
(INCEPTION DATE 3/4/96)          1.38       -3.62          -17.07        -21.22          7.06          6.65
..................................................................................................................
Large Cap Growth Fund
(INCEPTION DATE 5/21/97)***     -0.14       -5.13          -23.44        -27.26           N/A           N/A
..................................................................................................................
Growth Fund II
(INCEPTION DATE 6/26/00)         4.99       -0.01           -8.50        -13.08           N/A           N/A
..................................................................................................................
Small Cap Value Fund
(INCEPTION DATE 11/1/98)        25.44       20.44           23.20         18.20           N/A           N/A
..................................................................................................................
Small Company Equity Fund
(INCEPTION DATE 3/4/96)          6.01        1.01           -7.22        -11.86          6.84          6.38
..................................................................................................................
International Equity Fund
(INCEPTION DATE 11/1/98)         6.77        1.77          -18.86        -22.89           N/A           N/A
..................................................................................................................
Pan Asia Fund
(INCEPTION DATE 9/1/00)         20.10       15.10           -5.40        -10.13           N/A           N/A
-----------------------------------------------------------------------------------------------------------------

                             LIFE OF FUND  LIFE OF FUND
                            RETURNS BEFORE RETURNS AFTER
                              CONTINGENT    CONTINGENT
                               DEFERRED      DEFERRED
                             SALES CHARGE  SALES CHARGE
AS OF APRIL 30, 2002           DEDUCTED     DEDUCTED*
--------------------------------------------------------
Asset Allocation Fund
(INCEPTION DATE 3/4/96)          5.70%         5.58%
.........................................................
Equity Income Fund
(INCEPTION DATE 11/1/98)         0.75          0.03
.........................................................
Growth and Income Fund
(INCEPTION DATE 3/4/96)          7.66          7.56
.........................................................
Strategic Equity Fund
(INCEPTION DATE 3/4/98)          6.84          6.24
.........................................................
Equity Value Fund
(INCEPTION DATE 3/4/96)          9.81          9.72
.........................................................
Large Cap Value Fund
(INCEPTION DATE 5/12/97)***      3.44          3.00
.........................................................
Equity Growth Fund
(INCEPTION DATE 3/4/96)          8.66          8.56
.........................................................
Large Cap Growth Fund
(INCEPTION DATE 5/21/97)***      4.13          3.77
.........................................................
Growth Fund II
(INCEPTION DATE 6/26/00)       -12.44        -14.16
.........................................................
Small Cap Value Fund
(INCEPTION DATE 11/1/98)        17.91         17.15
.........................................................
Small Company Equity Fund
(INCEPTION DATE 3/4/96)          5.30          5.19
.........................................................
International Equity Fund
(INCEPTION DATE 11/1/98)        -3.42         -4.30
.........................................................
Pan Asia Fund
(INCEPTION DATE 9/1/00)        -15.14        -17.18
--------------------------------------------------------

+     Unannualized total returns.
*     As if shares were redeemed at end of period.
** Return figures after deduction of contingent deferred sales charges for the periods prior to January 1, 2001 have been restated to include the effect of the applicable contingent deferred sales charge payable on redemptions of Retail B Shares purchased on or after January 1, 2001 and redeemed within seven years of purchase. Retail B Shares purchased on or after January 1, 2001 (i) are subject to a 5.00% contingent deferred sales charge if shares are redeemed within the first year, decreasing to 4.00%, 4.00%, 4.00%, 3.00%, 2.00% and 1.00% for redemptions made during the second through seventh years, respectively, and (ii) automatically convert to Retail A Shares after eight years. Retail B Shares purchased prior to January 1, 2001 (i) are subject to a 5.00% contingent deferred sales charge if shares are redeemed within the first year of purchase, decreasing to 4.00%, 3.00%, 3.00%, 2.00% and 1.00% for redemptions made during the second through sixth years, respectively, and (ii) automatically convert to Retail A Shares after six years. Retail B Shares of the Galaxy Asset Allocation Fund, Galaxy Equity Income Fund, Galaxy Growth Fund II and Galaxy International Equity Fund issued in connection with The Pillar Funds reorganization ("Pillar Retail B Shares") (i) are subject to a 5.50% contingent deferred sales charge if shares are redeemed within the first year after purchasing the Pillar Fund Class B Shares held prior to the reorganization, decreasing to 5.00%, 4.00%, 3.00%, 2.00% and 1.00% for redemptions made during the second through sixth years, respectively, and (ii) automatically convert to Retail A Shares eight years after purchasing the Pillar Fund Class B Shares held prior to the reorganization. The average annual total returns for Retail B Shares purchased prior to January 1, 2001 and for Pillar Retail B Shares may be different than those shown above.
*** The Galaxy Large Cap Value Fund and Galaxy Large Cap Growth Fund commenced operations as separate portfolios (the "Predecessor Pillar Funds") of The Pillar Funds. On August 27, 2001, the Predecessor Pillar Funds were reorganized as new portfolios of The Galaxy Fund. Prior to the reorganization, the Predecessor Pillar Funds offered and sold three series of shares. In connection with the reorganization, shareholders of the Predecessor Pillar Funds exchanged their Class I Shares, Class A Shares and Class B Shares for Trust Shares, Retail A Shares and Retail B Shares, respectively, of the Galaxy Large Cap Value Fund and Galaxy Large Cap Growth Fund. The total returns shown above for Retail B Shares of the Galaxy Large Cap Value Fund and Galaxy Large Cap Growth Fund for the periods prior to August 27, 2001 represent the total returns for Class B Shares of the corresponding Predecessor Pillar Funds.

AVERAGE ANNUAL TOTAL RETURNS -- PRIME B SHARES**

                                6 MONTH          6 MONTH           1 YEAR            1 YEAR        LIFE OF FUND     LIFE OF FUND
                            RETURNS BEFORE    RETURNS AFTER    RETURNS BEFORE     RETURNS AFTER   RETURNS BEFORE    RETURNS AFTER
                              CONTINGENT       CONTINGENT        CONTINGENT        CONTINGENT       CONTINGENT       CONTINGENT
                            DEFERRED SALES   DEFERRED SALES    DEFERRED SALES    DEFERRED SALES   DEFERRED SALES   DEFERRED SALES
AS OF APRIL 30, 2002       CHARGE DEDUCTED+ CHARGE DEDUCTED+*  CHARGE DEDUCTED  CHARGE DEDUCTED*  CHARGE DEDUCTED CHARGE DEDUCTED*
----------------------------------------------------------------------------------------------------------------------------------
Asset Allocation Fund
(INCEPTION DATE 11/1/98)        -3.38%           -8.19%           -11.73%          -16.10%            -0.87%            -1.62%
...................................................................................................................................
Growth and Income Fund
(INCEPTION DATE 11/1/98)         1.28            -3.62            -12.25           -16.49              1.45              0.75
...................................................................................................................................
Equity Growth Fund
(INCEPTION DATE 11/1/98)         1.45            -3.55            -16.95           -21.10              1.20              0.53
...................................................................................................................................
Small Cap Value Fund
(INCEPTION DATE 11/1/98)        25.40            20.40             23.26            18.26             18.10             17.53
...................................................................................................................................
International Equity Fund
(INCEPTION DATE 11/1/98)         7.06             2.06            -18.47           -22.50             -3.12             -3.77
...................................................................................................................................
Pan Asia Fund
(INCEPTION DATE 9/22/00)        20.10            15.10             -5.52           -10.24            -13.46            -16.16
----------------------------------------------------------------------------------------------------------------------------------

+     Unannualized total returns.
*     As if shares were redeemed at end of period.
** Prime B Shares are subject to a 5.00% contingent deferred sales charge if shares are redeemed within the first year. The charge decreases to 4.00%, 3.00%, 3.00%, 2.00% and 1.00% for redemptions made during the second through sixth years, respectively. Prime B Shares automatically convert to Prime A Shares after eight years.





PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUES WILL VARY WITH MARKET CONDITIONS SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE FIGURES DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR REDEMPTION OF FUND SHARES. THE INVESTMENT ADVISOR IS PRESENTLY WAIVING FEES AND/OR REIMBURSING EXPENSES AND MAY REVISE OR DISCONTINUE SUCH PRACTICE AT ANY TIME. WITHOUT SUCH WAIVERS AND/OR REIMBURSEMENTS, PERFORMANCE WOULD BE LOWER. TOTAL RETURN FIGURES IN THIS REPORT INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS AND INCLUDE THE DEDUCTION OF ANY SALES CHARGES, WHERE APPLICABLE, UNLESS OTHERWISE INDICATED.

PORTFOLIO REVIEWS

[BEGIN SIDEBAR]
[PHOTO OMITTED - DON JONES]
DON JONES HAS MANAGED THE EQUITY PORTION OF THE GALAXY ASSET ALLOCATION FUND SINCE MAY OF 1995. HE HAS MANAGED INVESTMENT PORTFOLIOS FOR FLEET INVESTMENT ADVISORS INC., AND ITS PREDECESSORS, SINCE 1977.

[PHOTO OMITTED - DAVID LINDSAY]
DAVID LINDSAY HAS MANAGED THE FIXED INCOME PORTION OF THE GALAXY ASSET ALLOCATION FUND SINCE JANUARY OF 1997. HE HAS MANAGED INVESTMENT PORTFOLIOS FOR FLEET INVESTMENT ADVISORS INC., AND ITS PREDECESSORS, SINCE 1986.
[END SIDEBAR]

GALAXY ASSET ALLOCATION FUND
BY DON JONES AND DAVID LINDSAY
PORTFOLIO MANAGERS
      As frequent shifts in market sentiment hurt the prices of large-cap growth stocks over the six-month period ending April 30, 2002, the Galaxy Asset Allocation Fund benefited from its broadly diversified portfolio of high-quality investments. Of particular help was the sizable weighting in fixed income securities, which outperformed the large-cap growth sector. Due primarily to an overweighting in the underperforming technology sector, however, the Fund's total returns lagged those of its market benchmarks during this time.
      For the six months ended April 30, 2002, Trust Shares of the Fund had a total return of -3.01%. For the same period, Retail A Shares of the Fund had a total return of -3.04%, before deducting the maximum 5.75% front-end sales charge and Retail B Shares of the Fund had a total return of -3.37% before deducting the maximum 5.00% contingent deferred sales charge. During the period, Prime A Shares of the Fund had a total return of -3.11% before deducting the maximum 5.50% front-end sales charge and Prime B Shares of the Fund had a total return of -3.38% before deducting the maximum 5.00% contingent deferred sales charge. (Please see the charts on page 5 for total returns after deducting the applicable front-end sales charge and the charts on pages 6 and 7 for total returns after deducting the applicable contingent deferred sales charge.)
     These results compare with an average total return of 2.66% for the flexible portfolio funds tracked by Lipper Inc. ("Lipper"), a mutual fund performance tracking service. During the same time, the S&P(R) 500 Index, which tracks the performance of stocks only, had a total return of 2.31% and the Dow Jones Industrial Average ("DJIA"), which tracks the "price only" performance of 30 blue chip stocks, had a total return of 9.60%.

A BALANCE OF CYCLICAL AND DEFENSIVE STOCKS
      In the weeks before the reporting period began, we added stocks of large-cap equipment manufacturers in the technology sector that offered attractive prices - along with issues of defense, food, beverage, financial and diversified manufacturing firms. To pay for these purchases, we sold certain oil exploration, telecommunications, and fiber optics stocks that we felt had less growth potential.
      We continued to trim holdings in the telecom group once the reporting period was underway. In addition, we sold stocks of firms whose accounting practices were vulnerable to investor concerns due to the bankruptcy of Enron Corporation. With the proceeds from these sales, we added issues in the industrial, financial and health care sectors. These purchases increased the Fund's commitment to both "cyclical" (economically sensitive) and "defensive" positions.
      Throughout the reporting period, we maintained a 40% weighting in bonds and continued to trade Treasury securities and issues of U.S. government agencies for corporate investments. This strategy served the Fund well, as an improving economic outlook helped corporates outperform government issues. Within the corporate sector, we gave more attention to issues from cyclical industries that should outperform as the recovery unfolds. We also purchased selected issues with medium credit quality that were available at attractive prices and yields.

STOCK SELECTION REMAINS KEY
      Although we do not expect economic growth to be as strong in the coming months as it was in the first quarter of 2002, we do believe we are entering a period of recovery. Having underperformed other sectors in recent months, the large-cap and growth groups are in a better position for improved relative performance going forward.

      With continued economic uncertainty, the success of equity portfolios will lie in the manager's ability to select individual stocks whose growth potential is strong compared to the prices of their shares. As always, we will focus on reasonably priced issues of high quality companies from a broad range of industry sectors. Once we feel that the recovery is well established, we may start to shift money out of the bond side of the portfolio to take advantage of attractive stock opportunities.

PORTFOLIO REVIEWS

GALAXY ASSET ALLOCATION FUND
DISTRIBUTION OF TOTAL NET ASSETS AS OF APRIL 30, 2002

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

COMMON STOCKS                                   55%
CORPORATE NOTES AND BONDS                       19%
U.S. GOVERNMENT AND AGENCY OBLIGATIONS          14%
MUNICIPAL SECURITY, REPURCHASE AGREEMENT
& NET OTHER ASSETS AND LIABILITIES               6%
FOREIGN BONDS                                    3%
ASSET-BACKED SECURITIES                          3%

GALAXY ASSET ALLOCATION FUND
GROWTH OF $10,000 INVESTMENT*

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            S&P(R) 500         TRUST   RETAIL A  RETAIL B  PRIME A  PRIME B
               INDEX     DJIA  SHARES   SHARES    SHARES   SHARES   SHARES

12/30/91       10000    10000  10000     9425
10/31/92       10295    10181  10285     9694
10/31/93       11830    11615  11558    10894
10/31/94       12284    12333  11335    10674
10/31/95       15528    15007  14019    13173     10000
10/31/96       19270    19027  16429    15403     10271
10/31/97       25458    23485  19785    18519     12454
10/31/98       31186    27114  22564    21083     14144     9450    10000
10/31/99       38978    33861  24736    23093     15418    10366    10391
10/31/00       41348    34622  27261    25398     16973    11419    11503
10/31/01       31057    28639  23189    21543     14358     9697     9773
04/30/02       31775    31388  22492    20889     13967     9396     9444


* SINCE INCEPTION ON 12/30/91 FOR TRUST AND RETAIL A SHARES. SINCE INCEPTION ON 3/4/96 FOR RETAIL B SHARES. SINCE INCEPTION ON 11/1/98 FOR PRIME A SHARES AND PRIME B SHARES. PERFORMANCE FIGURES FOR RETAIL A SHARES INCLUDE THE EFFECT OF THE MAXIMUM 5.75% FRONT-END SALES CHARGE. PERFORMANCE FIGURES FOR PRIME A SHARES INCLUDE THE EFFECT OF THE MAXIMUM 5.50% FRONT-END SALES CHARGE. PERFORMANCE FIGURES FOR RETAIL B SHARES REFLECT THE DEDUCTION OF THE 1.00% CONTINGENT DEFERRED SALES CHARGE (APPLICABLE TO SHARES PURCHASED ON OR AFTER JANUARY 1, 2001 AND REDEEMED DURING THE SEVENTH YEAR AFTER PURCHASE) AS IF SHARES WERE REDEEMED ON APRIL 30, 2002. PERFORMANCE FIGURES FOR PRIME B SHARES REFLECT THE DEDUCTION OF THE 3.00% CONTINGENT DEFERRED SALES CHARGE (APPLICABLE TO SHARES REDEEMED DURING THE FOURTH YEAR AFTER PURCHASE) AS IF SHARES WERE REDEEMED ON APRIL 30, 2002. PERFORMANCE FIGURES FOR RETAIL B SHARES PURCHASED PRIOR TO JANUARY 1, 2001 AND FOR PILLAR RETAIL B SHARES MAY BE DIFFERENT THAN THOSE SHOWN. SEE "PERFORMANCE AT-A-GLANCE - AVERAGE ANNUAL TOTAL RETURNS - RETAIL B SHARES" ON PAGE 6. PERFORMANCE FIGURES DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR REDEMPTION OF FUND SHARES. THE S&P(R) 500 INDEX AND THE DJIA ARE UNMANAGED INDICES IN WHICH INVESTORS CANNOT INVEST. RESULTS FOR THE INDICES DO NOT REFLECT THE INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES INCURRED BY THE FUND.

PORTFOLIO REVIEWS

[BEGIN SIDEBAR]
[PHOTO OMITTED - SCOTT SCHERMERHORN]
SCOTT SCHERMERHORN HAS CO-MANAGED THE GALAXY EQUITY INCOME FUND SINCE APRIL 2002. HE HAS MANAGED INVESTMENT PORTFOLIOS FOR FLEET INVESTMENT ADVISORS INC., AND ITS PREDECESSORS, SINCE 1998.

[PHOTO OMITTED - SCOTT DAVIS]
SCOTT DAVIS HAS CO-MANAGED THE GALAXY EQUITY INCOME FUND SINCE APRIL 2002. HE HAS MANAGED INVESTMENT PORTFOLIOS FOR FLEET INVESTMENT ADVISORS INC., AND ITS PREDECESSORS, SINCE 1985.
[END SIDEBAR]

GALAXY EQUITY INCOME FUND
BY SCOTT SCHERMERHORN AND SCOTT DAVIS
PORTFOLIO MANAGERS
      In uncertain markets, stocks with above-average dividend yields like those emphasized in the Galaxy Equity Income Fund offer downside price protection and enhance the total return of the Fund. For the six months ended April 30, 2002, the Fund's Trust Shares had a total return of 3.71%. Over the same time, Retail A Shares of the Fund had a total return of 3.42% before deducting the maximum front-end sales charge of 5.75% and Retail B Shares of the Fund had a total return of 3.03% before deducting the maximum 5.00% contingent deferred sales charge. (Please see the chart on page 5 for total returns after deducting the front-end sales charge and the chart on page 6 for total returns after deducting the contingent deferred sales charge.)
     Although the Fund benefited from strong performances by many of its holdings, this was offset in part by the effect of general investor concern about corporate accounting practices. The near-term weakness that resulted in these positions contributed to the Fund's underperformance versus the equity income funds tracked by Lipper, which earned an average total return of 6.29% for the six-month reporting period. Over the same time, the S&P(R) 500 Index had a total return of 2.31%.

NEW INVESTMENTS IN DRUG AND TELEPHONE STOCKS
      In the months before the reporting period began, we increased the Fund's exposure to consumer staples stocks, focusing on health care issues, and trimmed issues from the technology and basic industry sectors. A solid performance by positions in the consumer staples sector during the reporting period, as well as by stocks of consumer discretionary and utility firms, benefited Fund returns. Technology stocks, while an underweighted sector in the portfolio, remained a drag on performance.
      We continued to reduce the Fund's technology weighting over the six-month reporting period, with the sale of several companies that had reached high valuations and offered little or no dividend yield. In looking for investment opportunities that offered attractive dividend income and valuations versus growth potential, we added positions of pharmaceutical firms and regional telephone operating companies.

LOW-YIELD CLIMATE MAKES DIVIDENDS ATTRACTIVE
      As long as market uncertainties linger in months to come, the Fund's emphasis on dividend-paying stocks that are reasonably valued versus their historical valuations and earnings potential should continue to benefit total returns. Although bond yields have risen, they remain low by historic standards
- making stocks with high dividends more attractive. Once the recovery is on a sounder footing, we may increase investments in sectors with greater economic sensitivity.


GALAXY EQUITY INCOME FUND
DISTRIBUTION OF TOTAL NET ASSETS AS OF APRIL 30, 2002

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CONSUMER STAPLES                        22%
FINANCE                                 20%
ENERGY                                  16%
INDUSTRIAL                               9%
TECHNOLOGY                               9%
UTILITIES                                7%
CONSUMER CYCLICAL                        7%
COMMUNICATIONS                           7%
OTHER COMMON STOCK, U.S. GOVERNMENT
OBLIGATION, REPURCHASE AGREEMENT &
NET OTHER ASSETS AND LIABILITIES         3%

GALAXY EQUITY INCOME FUND
GROWTH OF $10,000 INVESTMENT*

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            S&P(R) 500   TRUST   RETAIL A  RETAIL B
               INDEX     SHARES   SHARES    SHARES

12/14/90       10000      10000     9425
10/31/91       12358      11561    10896
10/31/92       13589      12683    11954
10/31/93       15615      14186    13371
10/31/94       16215      14615    13764
10/31/95       20497      17948    16823
10/31/96       25437      21475    20021
10/31/97       33605      26585    24681
10/31/98       41166      30751    28441    10000
10/31/99       52243      34010    31325    10444
10/31/00       55419      37049    33973    11422
10/31/01       41625      31693    28952     9702
04/30/02       42587      32869    29943    10010

* SINCE INCEPTION ON 12/14/90 FOR RETAIL A AND TRUST SHARES. SINCE INCEPTION ON 11/1/98 FOR RETAIL B SHARES. PERFORMANCE FIGURES FOR RETAIL A SHARES INCLUDE THE EFFECT OF THE MAXIMUM 5.75% FRONT-END SALES CHARGE. PERFORMANCE FIGURES FOR RETAIL B SHARES REFLECT THE DEDUCTION OF THE 4.00% CONTINGENT DEFERRED SALES CHARGE (APPLICABLE TO SHARES PURCHASED ON OR AFTER JANUARY 1, 2001 AND REDEEMED DURING THE FOURTH YEAR AFTER PURCHASE) AS IF SHARES WERE REDEEMED ON APRIL 30, 2002. PERFORMANCE FIGURES FOR RETAIL B SHARES PURCHASED PRIOR TO JANUARY 1, 2001 AND FOR PILLAR RETAIL B SHARES MAY BE DIFFERENT THAN THOSE SHOWN. SEE "PERFORMANCE AT-A-GLANCE - AVERAGE ANNUAL TOTAL RETURNS - RETAIL B SHARES" ON PAGE 6. PERFORMANCE FIGURES DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR REDEMPTION OF FUND SHARES. THE S&P(R) 500 INDEX IS AN UNMANAGED INDEX IN WHICH INVESTORS CANNOT INVEST. RESULTS FOR THE INDEX DO NOT REFLECT INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES INCURRED BY THE FUND.

PORTFOLIO REVIEWS

[BEGIN SIDEBAR]
[PHOTO OMITTED - GREG MILLER]

GREG MILLER HAS MANAGED THE GALAXY GROWTH AND INCOME FUND SINCE JULY OF 1998. HE HAS MANAGED EQUITY PORTFOLIOS FOR FLEET INVESTMENT ADVISORS INC., AND ITS PREDECESSORS, SINCE 1988.
[END SIDEBAR]

GALAXY GROWTH AND INCOME FUND
BY GREG MILLER
PORTFOLIO MANAGER
      During a period when investors generally favored value-oriented stocks, the Galaxy Growth and Income Fund benefited from its overall emphasis on these issues. However, underweightings in stocks of small- and medium-sized firms versus other value-oriented portfolios caused the Fund to underperform its Lipper benchmark. Fund total returns were also diminished by holdings in several companies that investors abandoned as corporate accounting practices came under greater scrutiny.
      For the six months ended April 30, 2002, the Fund's Trust Shares earned a total return of 1.82%. Over the same time, Retail A Shares of the Fund earned a total return of 1.64% before deducting the maximum 5.75% front-end sales charge and Retail B Shares of the Fund earned a total return of 1.29% before deducting the maximum 5.00% contingent deferred sales charge. During the period, Prime A Shares of the Fund had a total return of 1.58% before deducting the maximum 5.50% front-end sales charge, and its Prime B Shares had a total return of 1.28% before deducting the maximum 5.00% contingent deferred sales charge. (Please see the charts on page 5 for total returns after deducting the applicable front-end sales charge and the charts on pages 6 and 7 for total returns after deducting the applicable contingent deferred sales charge.)
      Over the same time, the large-cap core funds tracked by Lipper earned an average total return of 1.77% and the S&P(R) 500 Index earned a total return of 2.31%.

NEW OPPORTUNITIES IN TECHNOLOGY AND INSURANCE SECTORS
      After performing well on a relative basis early in the reporting period, Fund returns suffered amid concerns about the accounting practices of certain holdings in the portfolio in the wake of the collapse of Enron Corporation. In addition, some industrial firms represented in the Fund were unable to meet their earnings expectations. The failure of some pharmaceutical holdings to get their products on the market also detracted from Fund returns. Outperformances by positions in the financial and technology sectors, along with an overweighted position in the better-performing energy sector, helped to offset these negatives.
      During the period, we reduced investments in the basic materials sector and took advantage of attractive opportunities in technology stocks. Within the insurance group, we traded into companies that we believe have better value.

VALUE INVESTMENTS STILL ATTRACTIVE
      Following the strong rally in stock prices during the fourth quarter of 2001, the valuations for many stocks are less attractive than before. Additional gains may be further restricted in coming months as earnings improvements are slower than expected and investors struggle with a loss of confidence in corporate financial reporting. In this environment, many investors should continue to favor a value-oriented style of portfolio management.
      As we look for individual stocks with good value, we will be watching issues of media firms - which should benefit from higher ad revenues as the economic recovery unfolds. We may also take advantage of attractive opportunities in the defense sector.

PORTFOLIO REVIEWS

GALAXY GROWTH AND INCOME FUND
DISTRIBUTION OF TOTAL NET ASSETS AS OF APRIL 30, 2002

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CONSUMER STAPLES                20%
FINANCE                         19%
TECHNOLOGY                      12%
INDUSTRIAL                      10%
ENERGY                          10%
CONSUMER CYCLICAL                8%
COMMUNICATIONS                   8%
REPURCHASE AGREEMENT             8%
OTHER COMMON STOCKS &
NET OTHER ASSETS AND
LIABILITIES                      5%

GALAXY GROWTH AND INCOME FUND
GROWTH OF $10,000 INVESTMENT*

            S&P(R) 500  TRUST   RETAIL A  RETAIL B  PRIME A  PRIME B
               INDEX    SHARES   SHARES    SHARES   SHARES   SHARES

12/14/92       10000    10000     9425
10/31/93       10890    10880    10240
10/31/94       11548    11908    11173
10/31/95       14601    14147    13242     10000
10/31/96       18120    17085    15924     10183
10/31/97       23938    22284    20718     13393
10/31/98       29324    24535    22774     14647     9450    10000
10/31/99       36669    28180    26089     16712    10847    10898
10/31/00       38898    30822    28452     18241    11853    11953
10/31/01       29215    26163    24053     15362    10035    10128
04/30/02       29891    26640    24449     15661    10194    10266

* SINCE INCEPTION ON 12/14/92 FOR TRUST SHARES AND 2/12/93 FOR RETAIL A SHARES. SINCE INCEPTION ON 3/4/96 FOR RETAIL B SHARES. SINCE INCEPTION ON 11/1/98 FOR PRIME A SHARES AND PRIME B SHARES. PERFORMANCE FIGURES FOR RETAIL A SHARES INCLUDE THE EFFECT OF THE MAXIMUM 5.75% FRONT-END SALES CHARGE. PERFORMANCE FIGURES FOR PRIME A SHARES INCLUDE THE EFFECT OF THE MAXIMUM 5.50% FRONT-END SALES CHARGE. PERFORMANCE FIGURES FOR RETAIL B SHARES REFLECT THE DEDUCTION OF THE 1.00% CONTINGENT DEFERRED SALES CHARGE (APPLICABLE TO SHARES PURCHASED ON OR AFTER JANUARY 1, 2001 AND REDEEMED DURING THE SEVENTH YEAR AFTER PURCHASE) AS IF SHARES WERE REDEEMED ON APRIL 30, 2002. PERFORMANCE FIGURES FOR PRIME B SHARES REFLECT THE DEDUCTION OF THE 3.00% CONTINGENT DEFERRED SALES CHARGE (APPLICABLE TO SHARES REDEEMED DURING THE FOURTH YEAR AFTER PURCHASE) AS IF SHARES WERE REDEEMED ON APRIL 30, 2002. PERFORMANCE FIGURES FOR RETAIL B SHARES PURCHASED PRIOR TO JANUARY 1, 2001 MAY BE DIFFERENT THAN THOSE SHOWN. SEE "PERFORMANCE AT-A-GLANCE - AVERAGE ANNUAL TOTAL RETURNS - RETAIL B SHARES" ON PAGE 6. PERFORMANCE FIGURES DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR REDEMPTION OF FUND SHARES. THE S&P(R) 500 INDEX IS AN UNMANAGED INDEX IN WHICH INVESTORS CANNOT INVEST. RESULTS FOR THE INDEX DO NOT REFLECT THE INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES INCURRED BY THE FUND.

GALAXY STRATEGIC EQUITY FUND
BY SCOTT DAVIS
PORTFOLIO MANAGER

     As investors coped with a range of concerns over the six-month reporting period, the Galaxy Strategic Equity Fund continued to take advantage of attractive opportunities in stocks whose prices are reasonable versus their earnings and growth potential. This offensive strategy helped the Fund earn outstanding relative returns that outpaced those for its market benchmark and other funds with similar investment objectives.

      Over the six months ended April 30, 2002, the Fund's Trust Shares earned a total return of 13.38%. For the same period, Retail A Shares of the Fund had a total return of 13.13% before deducting the maximum 5.75% front-end sales charge and Retail B Shares of the Fund had a total return of 12.64% before deducting the maximum 5.00% contingent deferred sales charge. (Please see the chart on page 5 for total returns after deducting the front-end sales charge and the chart on page 6 for total returns after deducting the contingent deferred sales charge.)

      Over the same time, the multi-cap value funds tracked by Lipper earned an average total return of 8.93% and the S&P(R) 500 Index had a total return of 2.31%.


TAKING THE OFFENSIVE
      In the aftermath of the terrorist attacks of September 11, before the reporting period began, we initiated a move from the defensive investment strategy we had used as the long-lived economic expansion wound down to a more offensive policy. Using proceeds from the sale of consumer staples stocks, we increased holdings in the insurance, health care, energy and technology sectors at this time.

      In the beginning of 2002, technology stocks outperformed strongly and we took profits in many of our technology positions. When the accounting problems of Enron Corporation caused concern about the financial reporting of other firms, we reduced holdings that were partic-

[BEGIN SIDEBAR]
[PHOTO OMITTED - SCOTT DAVIS]
SCOTT DAVIS HAS MANAGED THE GALAXY STRATEGIC EQUITY FUND SINCE NOVEMBER OF 2001. HE HAS MANAGED INVESTMENT PORTFOLIOS FOR FLEET INVESTMENT ADVISORS INC., AND
ITS PREDECESSORS, SINCE 1985.

SCOTT SCHERMERHORN BECAME A CO-MANAGER OF THE GALAXY STRATEGIC EQUITY FUND IN MAY OF 2002. HE HAS MANAGED INVESTMENT PORTFOLIOS FOR FLEET INVESTMENT ADVISORS INC., AND ITS PREDECESSOR, SINCE 1998.
[END SIDEBAR]

PORTFOLIO REVIEWS

ularly vulnerable to reporting questions. With the proceeds from these sales, we made further purchases in the energy, insurance and health care sectors. At the end of the reporting period, the Fund was overweighted in the energy and financial sectors and underweighted in technology stocks. Although the Fund remained somewhat underweighted in health care stocks versus its market benchmark, the health care position was significantly higher than when the period began.

LOOKING FOR NEW OPPORTUNITIES
      We have recently turned our attention to several regional telephone operating companies whose valuations are particularly attractive. In addition, we have started to trim certain cyclical positions whose prices seem to fully reflect expectations for an economic recovery. In months to come, we will continue to watch for developments in earnings quality and accounting concerns that may suggest the sale of some positions and new opportunities in others. Given the weakness in prices for large-cap stocks during the past few months, many of those opportunities could come from the large-cap sector.


GALAXY STRATEGIC EQUITY FUND
DISTRIBUTION OF TOTAL NET ASSETS AS OF APRIL 30, 2002

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

FINANCE                                 23%
ENERGY                                  17%
CONSUMER CYCLICAL                       15%
CONSUMER STAPLES                        11%
COMMUNICATIONS                          10%
REPURCHASE AGREEMENT & NET
OTHER ASSETS AND LIABILITIES             9%
TECHNOLOGY                               8%
INDUSTRIAL                               7%

GALAXY STRATEGIC EQUITY FUND
GROWTH OF $10,000 INVESTMENT*

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            S&P(R) 500   TRUST   RETAIL A  RETAIL B
               INDEX     SHARES   SHARES    SHARES

03/4/98        10000      10000     9425     10000
10/31/98       10577       9667     9071      9157
10/31/99       13291      10019     9366      9486
10/31/00       14099      12192    11341     11489
10/31/01       10590      12139    11247     11290
04/30/02       10835      13764    12725     12863

* SINCE INCEPTION ON 3/4/98 FOR TRUST, RETAIL A AND RETAIL B SHARES.
  PERFORMANCE FIGURES FOR RETAIL A SHARES INCLUDE THE EFFECT OF THE MAXIMUM 5.75% FRONT-END SALES CHARGE. PERFORMANCE FIGURES FOR RETAIL B SHARES REFLECT THE DEDUCTION OF THE 3.00% CONTINGENT DEFERRED SALES CHARGE (APPLICABLE TO SHARES PURCHASED ON OR AFTER JANUARY 1, 2001 AND REDEEMED DURING THE FIFTH YEAR AFTER PURCHASE) AS IF SHARES WERE REDEEMED ON APRIL 30, 2002. PERFORMANCE FIGURES FOR RETAIL B SHARES PURCHASED PRIOR TO JANUARY 1, 2001 MAY BE DIFFERENT THAN THOSE SHOWN. SEE "PERFORMANCE AT-A-GLANCE - AVERAGE ANNUAL TOTAL RETURNS - RETAIL B SHARES" ON PAGE 6. PERFORMANCE FIGURES DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR REDEMPTION OF FUND SHARES. THE S&P(R) 500 INDEX IS AN UNMANAGED INDEX IN WHICH INVESTORS CANNOT INVEST. RESULTS FOR THE INDEX DO NOT REFLECT THE INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES INCURRED BY THE FUND.

PORTFOLIO REVIEWS

[BEGIN SIDEBAR]
[PHOTO OMITTED - G. JAY EVANS]

G. JAY EVANS HAS MANAGED THE GALAXY EQUITY VALUE FUND SINCE APRIL OF 1993. HE HAS MANAGED VALUE-ORIENTED PORTFOLIOS FOR FLEET INVESTMENT ADVISORS INC., AND ITS PREDECESSORS, SINCE 1978.
[END SIDEBAR]

GALAXY EQUITY VALUE FUND
BY G. JAY EVANS, CFA
PORTFOLIO MANAGER

     After its strong advance in the fourth quarter of 2001, the stock market was weighed down by several concerns during the remainder of the six-month reporting period. First, events in the Middle East added layers of complexity to the objectives of the war on terrorism. Second, investors are struggling with quality of earnings issues in the wake of the Enron Corporation bankruptcy - which was followed by reports of loose accounting standards and overstatement of earnings due to options and write-offs at other firms. Third, skepticism remains broad as to whether the earnings recovery will approach that experienced in past economic cycles.
      In this environment, the Galaxy Equity Value Fund performed well relative to the S&P(R) 500 Index, but underperformed value portfolios that were more defensively structured. For the six months ended April 30, 2002, Trust Shares of the Fund earned a total return of 8.06%, Retail A Shares of the Fund had a total return of 7.76% before deducting the maximum 5.75% front-end sales charge and Retail B Shares of the Fund had a total return of 7.43% before deducting the maximum 5.00% contingent deferred sales charge. (Please see the chart on page 5 for total returns after deducting the front-end sales charge and the chart on page 6 for total returns after deducting the contingent deferred sales charge.) These results were in line with those for the multi-cap value funds tracked by Lipper, which earned an average total return of 8.93% for the reporting period and far outpaced those for the S&P(R) 500 Index, which earned a total return of 2.31% over the same time.

WELL-POSITIONED FOR AN EARNINGS RECOVERY
      The Fund carries higher exposure to the consumer cyclical, technology and health care sectors than other value portfolios and has less exposure to the financial and utility sectors. It is well positioned for the earnings recovery that economists believe will occur later this year and in 2003. Earnings surprises to the upside will likely be due to productivity gains and increased operating leverage achieved through recent cost-control programs. Consumer spending should remain strong as the employment environment improves and capital spending should recover - particularly in the service sectors of the economy.

VALUE STYLE COULD STILL OUTPERFORM
      The value style of investing typically outperforms growth strategies during periods of economic recovery. Growth then takes the lead as the Fed raises interest rates to control the rate of expansion and the threat of inflation. Value has led growth over the last twelve months. As the value cycle continues, the Galaxy Equity Value Fund will be helped by a research effort focused on finding overlooked, undervalued companies that are experiencing improvements in profitability. This effort will be supported by a sophisticated valuation system designed to identify underpriced issues that are likely to perform well as the stock market and the economy recover.

GALAXY EQUITY VALUE FUND
DISTRIBUTION OF TOTAL NET ASSETS AS OF APRIL 30, 2002

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CONSUMER CYCLICAL                       20%
FINANCE                                 18%
CONSUMER STAPLES                        16%
TECHNOLOGY                              15%
INDUSTRIAL                              14%
ENERGY                                   8%
OTHER COMMON STOCKS, REPURCHASE
AGREEMENT & NET OTHER
ASSETS AND LIABILITIES                   5%
COMMUNICATIONS                           4%

GALAXY EQUITY VALUE FUND
GROWTH OF $10,000 INVESTMENT*

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            S&P(R) 500   TRUST   RETAIL A  RETAIL B
               INDEX     SHARES   SHARES    SHARES

09/01/88        10000    10000     9425
10/31/88        10731    10410     9812
10/31/89        13552    11887    11023
10/31/90        12537    10766    10147
10/31/91        16737    14045    13237
10/31/92        18404    14839    13986
10/31/93        21148    17982    16949
10/31/94        21960    18889    17791
03/04/96        27760    22915    21493    10000
10/31/96        34450    27968    26111    10380
10/31/97        45512    36321    33809    13592
10/31/98        55752    43453    37149    14862
10/31/99        69669    46074    42585    16969
10/31/00        73905    49861    45919    18307
10/31/01        55508    44918    41201    16396
04/30/02        56791    48539    44399    17704

* SINCE INCEPTION ON 9/1/88 FOR TRUST AND RETAIL A SHARES. SINCE INCEPTION ON 3/4/96 FOR RETAIL B SHARES. PERFORMANCE FIGURES FOR RETAIL A SHARES INCLUDE THE EFFECT OF THE MAXIMUM 5.75% FRONT-END SALES CHARGE. PERFORMANCE FIGURES FOR RETAIL B SHARES REFLECT THE DEDUCTION OF THE 1.00% CONTINGENT DEFERRED SALES CHARGE (APPLICABLE TO SHARES PURCHASED ON OR AFTER JANUARY 1, 2001 AND REDEEMED DURING THE SEVENTH YEAR AFTER PURCHASE) AS IF SHARES WERE REDEEMED ON APRIL 30, 2002. PERFORMANCE FIGURES FOR RETAIL B SHARES PURCHASED PRIOR TO JANUARY 1, 2001 MAY BE DIFFERENT THAN THOSE SHOWN. SEE "PERFORMANCE AT-A-GLANCE - AVERAGE ANNUAL TOTAL RETURNS - RETAIL B SHARES" ON PAGE 6. PERFORMANCE FIGURES DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR REDEMPTION OF FUND SHARES. THE S&P(R) 500 INDEX IS AN UNMANAGED INDEX IN WHICH INVESTORS CANNOT INVEST. RESULTS FOR THE INDEX DO NOT REFLECT THE INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES INCURRED BY THE FUND.

PORTFOLIO REVIEWS

[BEGIN SIDEBAR]
[PHOTO OMITTED - RICHARD CARO]

RICHARD CARO HAS MANAGED THE GALAXY LARGE CAP VALUE FUND SINCE JULY OF 2001. HE HAS OVER 32 YEARS OF INVESTMENT EXPERIENCE AND HAS MANAGED INVESTMENT PORTFOLIOS FOR FLEET INVESTMENT ADVISORS INC., AND ITS PREDECESSORS, SINCE 1993.

GREG MILLER BECAME MANAGER OF THE GALAXY LARGE CAP VALUE FUND IN MAY OF 2002. HE HAS MANAGED EQUITY PORTFOLIOS FOR FLEET INVESTMENT ADVISORS INC., AND ITS PREDECESSORS SINCE 1988.
[END SIDEBAR]

GALAXY LARGE CAP VALUE FUND
BY RICHARD CARO
PORTFOLIO MANAGER
      The last six months were a mixed bag for shareholders in the Galaxy Large Cap Value Fund. Although value-oriented stocks outperformed growth-oriented issues, positions of small- and medium-sized firms outperformed investments of large-sized companies. In this environment, the Fund benefited from a well-diversified portfolio in which the outperformance by positions in several industry sectors helped to reduce the impact of disappointing returns from issues of technology and telecommunications firms.
      During the six months ended April 30, 2002, the Fund's Trust Shares earned a total return of 0.19%. Over the same time, Retail A Shares of the Fund had a total return of 0.00% before deducting the 5.75% maximum front-end sales charge and Retail B Shares of the Fund had a total return of -0.40% before deducting the maximum 5.00% contingent deferred sales charge. (Please see the chart on page 5 for total returns after deducting the front-end sales charge and on page 6 for total returns after deducting the contingent deferred sales charge.) During this period, the average total return for large-cap core funds tracked by Lipper was 1.77%, and the S&P(R) 500 Index earned a total return of 2.31%.

HELP FROM FINANCIAL, ENERGY AND CONSUMER STOCKS
      Prior to the start of the reporting period, we reduced the Fund's weighting in technology stocks and added issues of consumer cyclical and basic materials firms. This proved a prudent strategy given the underperformance by technology stocks during the six-month period. Of further help were overweightings in the financial and energy sectors and sizable positions in consumer stocks - all of which enjoyed good relative performance for the period.
      Given the uncertainty about earnings for technology firms, we continued to trim the Fund's positions in this sector. We also reduced the Fund's health care holdings. With the proceeds from these sales, we seized additional opportunities in selected cyclical issues with attractive prices - believing that these issues would soon benefit from the onset of a recovery.

FURTHER ADDITIONS OF CYCLICAL STOCKS LIKELY
      Market results may remain mixed in months to come. Given the high valuations still in place for many large-cap issues, this sector could continue to underperform. At the same time, value-oriented stocks will likely continue their tradition of outperformance in a recovering economy. The value sector should also benefit as a poor performance by technology stocks remains a drag on growth stock performance. During the transition from recession to recovery, we may reduce the Fund's technology position further and purchase additional positions from cyclical sectors.


GALAXY LARGE CAP VALUE FUND
DISTRIBUTION OF TOTAL NET ASSETS AS OF APRIL 30, 2002

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

FINANCE                         24%
CONSUMER STAPLES                19%
COMMUNICATIONS                  13%
INDUSTRIAL                      13%
TECHNOLOGY                      12%
ENERGY                          11%
CONSUMER CYCLICAL                6%
OTHER COMMON STOCK, REPURCHASE
AGREEMENT & NET OTHER
ASSETS AND LIABILITIES           2%

GALAXY LARGE CAP VALUE FUND
GROWTH OF $10,000 INVESTMENT*

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            S&P(R) 500   TRUST   RETAIL A  RETAIL B
               INDEX     SHARES   SHARES    SHARES
04/01/92       10000     10000     9425
10/31/92       11039     10785    10154
10/31/93       12149     11445    10748
10/31/94       12309     10803    10122
10/31/95       16929     14769    13801
10/31/96       20813     17973    16720
04/30/97       22647     19193    17856     10000
10/31/97       27755     22594    20985     10795
10/31/98       35692     28826    26687     13785
10/31/99       43200     32896    30362     15622
10/31/00       39268     31930    29409     14994
10/31/01       31860     24847    22822     11626
04/30/02       32597     24894    22822     11579

* SINCE INCEPTION ON 4/1/92 FOR TRUST AND RETAIL A SHARES. SINCE INCEPTION ON 5/12/97 FOR RETAIL B SHARES. PERFORMANCE FIGURES FOR RETAIL A SHARES INCLUDE THE EFFECT OF THE MAXIMUM 5.75% FRONT-END SALES CHARGE. PERFORMANCE FIGURES FOR RETAIL B SHARES REFLECT THE DEDUCTION OF THE 3.00% CONTINGENT DEFERRED SALES CHARGE (APPLICABLE TO SHARES PURCHASED ON OR AFTER JANUARY 1, 2001 AND REDEEMED DURING THE FIFTH YEAR AFTER PURCHASE) AS IF SHARES WERE REDEEMED ON APRIL 30, 2002. PERFORMANCE FIGURES FOR PILLAR RETAIL B SHARES MAY BE DIFFERENT THAN THOSE SHOWN. SEE "PERFORMANCE AT-A-GLANCE - AVERAGE ANNUAL TOTAL RETURNS - RETAIL B SHARES" ON PAGE 6. PERFORMANCE FIGURES DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR REDEMPTION OF FUND SHARES. THE S&P(R) 500 INDEX IS AN UNMANAGED INDEX IN WHICH INVESTORS CANNOT INVEST. RESULTS FOR THE INDEX DO NOT REFLECT THE INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES INCURRED BY THE FUND.

PORTFOLIO REVIEWS

[BEGIN SIDEBAR]
[PHOTO OMITTED - BOB ARMKNECHT]

BOB ARMKNECHT HAS MANAGED THE GALAXY EQUITY GROWTH FUND SINCE ITS INCEPTION IN DECEMBER OF 1990. HE HAS MANAGED EQUITY PORTFOLIOS FOR FLEET INVESTMENT ADVISORS INC., AND ITS PREDECESSORS, SINCE 1988.
[END SIDEBAR]

GALAXY EQUITY GROWTH FUND
BY BOB ARMKNECHT
PORTFOLIO MANAGER
      During a time when both the large-cap and growth sectors of the stock market significantly underperformed, the Galaxy Equity Growth Fund continued its emphasis on a diversified portfolio of high-quality stocks with more reasonable valuations.
      For the six months ended April 30, 2002, the Fund's Trust Shares earned a total return of 2.00%. Over the same time, Retail A Shares of the Fund earned a total return of 1.78% before deducting the maximum 5.75% front-end sales charge and Retail B Shares of the Fund earned a total return of 1.38% before deducting the maximum 5.00% contingent deferred sales charge. Prime A Shares of the Fund earned a total return of 1.88% before deducting the maximum 5.50% front-end sales charge and the Fund's Prime B Shares earned a total return of 1.45% before deducting the maximum 5.00% contingent deferred sales charge. (Please see the charts on page 5 for total returns after deducting the front-end sales charge and on pages 6 and 7 for total returns after deducting the contingent deferred sales charge.)
      Over the same period, the average total return for large-cap core funds tracked by Lipper was 1.77% and the S&P(R) 500 Index earned a total return of 2.31%.

STRONG STOCK SELECTION IN MANY AREAS
      There were two distinct moves in the stock market during the reporting period. As stock prices continued their rebound from the market lows of September 2001, the Fund benefited from strong stock selection in the capital goods, technology, consumer cyclical, energy, finance, health care and communications areas. The Fund's selection of technology, consumer cyclical, energy and financial stocks continued to boost returns later in the period - along with good selection in its industrial positions. In the early part of 2002, when stock prices were flat to down, returns for the Fund modestly trailed those of the S&P(R) 500 Index.
      Over the course of the six-month reporting period, we increased positions in capital goods firms - especially in the defense area. We believe that the capital goods sector, along with other cyclical groups, should benefit as the economy heads toward a recovery. At the end of the reporting period, the Fund was overweighted (versus the S&P(R) 500 Index) in information technology, health care and energy stocks and underweighted in issues of telecommunications, basic materials, utilities and financial firms.

POISED FOR A RECOVERY
      Although uncertainties remain about the timing and strength of a recovery, we believe that the economy is headed in the right direction. As it becomes clearer in months to come that a recovery has taken hold, the cyclical positions we've emphasized in the Fund should outperform. In the meantime, the Fund should continue to benefit from its broadly diversified portfolio and its emphasis on high-quality companies with good prospects for earnings growth.

PORTFOLIO REVIEWS

GALAXY EQUITY GROWTH FUND
DISTRIBUTION OF TOTAL NET ASSETS AS OF APRIL 30, 2002

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CONSUMER STAPLES                26%
FINANCE                         17%
INDUSTRIAL                      14%
TECHNOLOGY                      14%
ENERGY                          11%
COMMUNICATIONS                   8%
CONSUMER CYCLICAL                7%
CONVERTIBLE PREFERRED STOCK,
REPURCHASE AGREEMENT & NET
OTHER ASSETS AND LIABILITIES     3%

GALAXY EQUITY GROWTH FUND
GROWTH OF $10,000 INVESTMENT*

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            S&P(R) 500  TRUST   RETAIL A  RETAIL B  PRIME A  PRIME B
               INDEX    SHARES   SHARES    SHARES   SHARES   SHARES
12/14/90       10000    10000     9425
10/31/91       12358    12139    11441
10/31/92       13589    13244    12482
10/31/93       15615    14380    13554
10/31/94       16215    15070    14194
10/31/95       20497    18849    17677    10000
10/31/96       23319    22813    21303    10295
10/31/97       30807    30151    28036    13717
10/31/98       37739    34726    32166    15690       9450    10000
10/31/99       52243    44475    41029    19975      12028    12179
10/31/00       55419    52759    48490    23598      14236    14496
10/31/01       41625    36778    33666    16251       9903    10042
04/30/02       42587    37514    34264    16579      10089    10187

* SINCE INCEPTION ON 12/14/90 FOR TRUST AND RETAIL A SHARES. SINCE INCEPTION ON 3/4/96 FOR RETAIL B SHARES. SINCE INCEPTION ON 11/1/98 FOR PRIME A SHARES AND PRIME B SHARES. PERFORMANCE FIGURES FOR RETAIL A SHARES INCLUDE THE EFFECT OF THE MAXIMUM 5.75% FRONT-END SALES CHARGE. PERFORMANCE FIGURES FOR PRIME A SHARES INCLUDE THE EFFECT OF THE MAXIMUM 5.50% FRONT-END SALES CHARGE. PERFORMANCE FIGURES FOR RETAIL B SHARES REFLECT THE DEDUCTION OF THE 1.00% CONTINGENT DEFERRED SALES CHARGE (APPLICABLE TO SHARES PURCHASED ON OR AFTER JANUARY 1, 2001 AND REDEEMED DURING THE SEVENTH YEAR AFTER PURCHASE) AS IF SHARES WERE REDEEMED ON APRIL 30, 2002. PERFORMANCE FIGURES FOR PRIME B SHARES REFLECT THE DEDUCTION OF THE 3.00% CONTINGENT DEFERRED SALES CHARGE (APPLICABLE TO SHARES REDEEMED DURING THE FOURTH YEAR AFTER PURCHASE) AS IF SHARES WERE REDEEMED ON APRIL 30, 2002. PERFORMANCE FIGURES FOR RETAIL B SHARES PURCHASED PRIOR TO JANUARY 1, 2001 MAY BE DIFFERENT THAN THOSE SHOWN. SEE "PERFORMANCE AT-A-GLANCE - AVERAGE ANNUAL TOTAL RETURNS - RETAIL B SHARES" ON PAGE 6. PERFORMANCE FIGURES DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR REDEMPTION OF FUND SHARES. THE S&P(R) 500 INDEX IS AN UNMANAGED INDEX IN WHICH INVESTORS CANNOT INVEST. RESULTS FOR THE INDEX DO NOT REFLECT THE INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES INCURRED BY THE FUND.

GALAXY LARGE CAP GROWTH FUND
BY GLEN CORBITT, CFA
PORTFOLIO MANAGER
      In a difficult market for the large-cap and growth stock sectors, total returns for the Galaxy Large Cap Growth Fund were enhanced by its overall stock selection and emphasis on industry groups that outperformed.
      For the six months ended April 30, 2002, the Fund's Trust Shares earned a total return of 0.39%. Over the same time, the Fund's Retail A Shares earned a total return of 0.27% before deducting the maximum 5.75% front-end sales charge, and its Retail B Shares had a total return of -0.14% before deducting the maximum 5.00% contingent deferred sales charge. (Please see the chart on page 5 for total returns after deducting the front-end sales charge and the chart on page 6 for total returns after deducting the contingent deferred sales charge.) Over this period, the average total return for large-cap growth funds tracked by Lipper was -0.85%, and the S&P(R) 500 Index earned a total return of 2.31%.

HELP FROM CONSUMER CYCLICAL AND FINANCIAL STOCKS
      In addition to positive contributions from many individual stocks, the Fund benefited from an overweighting in consumer cyclical and financial services stocks - two areas that performed well during the six-month reporting period. Of further benefit was our emphasis on diversification within industry sectors. By avoiding high concentrations of individual stocks in the portfolio, we minimized the adverse effects of company-specific disappointments. Despite these efforts, our position in Tyco International, which was hurt by accounting and liquidity concerns during the period, was detrimental to the Fund's total returns.
      Due to the improved prospects for an economic recovery, we reduced our exposure to the more economically defensive health care sector during the period. Although capital goods stocks generally perform well with an upturn in eco-

[BEGIN SIDEBAR]
[PHOTO OMITTED - GLEN CORBITT]

GLEN CORBITT HAS MANAGED THE GALAXY LARGE CAP GROWTH FUND SINCE APRIL OF 1999. HE HAS MANAGED INVESTMENT PORTFOLIOS FOR FLEET INVESTMENT ADVISORS INC., AND ITS PREDECESSORS, SINCE 1995.
[END SIDEBAR]

PORTFOLIO REVIEWS

nomic activity, we have also taken profits in this group - due to the dramatic appreciation of these investments in a relatively short period of time.
      We used some of the proceeds from our sales to purchase stocks of financial services firms. Within the technology sector, we made trades that further diversified our holdings and increased the Fund's growth potential. At the end of the reporting period, the Fund was modestly overweighted in consumer cyclical, technology, capital goods and financial services stocks.

LARGE-CAP AND GROWTH SECTORS NOW MORE ATTRACTIVE
      Although the large-cap and growth sectors often lag in the early stages of a recovery, the relative performance of these sectors may improve in months to come. Over the past two years, there has been a substantial reduction in the disparities between the prices of large-cap and growth stocks versus prices for small-cap and value-oriented issues.
      As in the past, we plan to focus our stock selection on companies that are consistently growing revenues faster than the market as a whole, demonstrate above-average profitability, generate strong cash flow and have good balance sheets. We will continue to look for stocks with attractive valuations and take profits when we believe that a stock's valuation has reached a reasonable level. In addition, we will be aggressive in reducing portfolio risk by limiting the losses on stocks that move contrary to our expectations.


GALAXY LARGE CAP GROWTH FUND
DISTRIBUTION OF TOTAL NET ASSETS AS OF APRIL 30, 2002

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

TECHNOLOGY                      25%
FINANCE                         24%
CONSUMER CYCLICAL               23%
CONSUMER STAPLES                13%
REPURCHASE AGREEMENT & NET
OTHER ASSETS AND LIABILITIES     7%
COMMUNICATIONS                   5%
INDUSTRIAL                       3%

GALAXY LARGE CAP GROWTH FUND
GROWTH OF $10,000 INVESTMENT*

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            S&P(R) 500   TRUST   RETAIL A  RETAIL B
               INDEX     SHARES   SHARES    SHARES

01/31/97       10000     10000     9425
05/31/97       10868     10509     9915     10000
10/31/97       12551     11289    10636     10360
10/31/98       16141     14880    13901     13694
10/31/99       19536     22263    20729     20454
10/31/00       17758     19622    18238     17803
10/31/01       14408     13341    12347     12023
04/30/02       14741     13353    12380     12006

*SINCE INCEPTION ON 1/31/97 FOR TRUST SHARES. SINCE INCEPTION ON 2/3/97 FOR
 RETAIL A SHARES. SINCE INCEPTION ON 5/21/97 FOR RETAIL B SHARES. PERFORMANCE FIGURES FOR RETAIL A SHARES INCLUDE THE EFFECT OF THE MAXIMUM 5.75% FRONT-END SALES CHARGE. PERFORMANCE FIGURES FOR RETAIL B SHARES REFLECT THE DEDUCTION OF THE 3.00% CONTINGENT DEFERRED SALES CHARGE (APPLICABLE TO SHARES PURCHASED ON OR AFTER JANUARY 1, 2001 AND REDEEMED DURING THE FIFTH YEAR AFTER PURCHASE) AS IF SHARES WERE REDEEMED ON APRIL 30, 2002. PERFORMANCE FIGURES FOR PILLAR RETAIL B SHARES MAY BE DIFFERENT THAN THOSE SHOWN. SEE "PERFORMANCE AT-A-GLANCE
 - AVERAGE ANNUAL TOTAL RETURNS - RETAIL B SHARES" ON PAGE 6. PERFORMANCE FIGURES DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR REDEMPTION OF FUND SHARES. THE S&P(R) 500 INDEX IS AN UNMANAGED INDEX IN WHICH INVESTORS CANNOT INVEST. RESULTS FOR THE INDEX DO NOT REFLECT THE INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES INCURRED BY THE FUND.

PORTFOLIO REVIEWS

[BEGIN SIDEBAR]
[PHOTO OMITTED - BOB ARMKNECHT]

BOB ARMKNECHT HAS MANAGED THE GALAXY GROWTH FUND II SINCE OCTOBER OF 2001. HE HAS MANAGED EQUITY PORTFOLIOS FOR FLEET INVESTMENT ADVISORS INC., AND ITS PREDECESSORS, SINCE 1988.
[END SIDEBAR]

GALAXY GROWTH FUND II
BY BOB ARMKNECHT
PORTFOLIO MANAGER
      During a period when growth stocks - especially those of larger companies
- fell out of favor with investors, the Galaxy Growth Fund II benefited from its focus on issues of small- and medium-sized firms. The representation of a broad range of industry sectors in a choppy market environment and good stock selection within those sectors, further enhanced the Fund's total returns.

      For the six months ended April 30, 2002, the Fund's Trust Shares earned a total return of 5.68%. Over the same time, the Fund's Retail A Shares had a total return of 5.38% before deducting the maximum 5.75% front-end sales charge and Retail B Shares of the Fund had a total return of 4.99% before deducting the maximum 5.00% contingent deferred sales charge. (Please see the chart on page 5 for total returns after deducting the front-end sales charge and on page 6 for total returns after deducting the contingent deferred sales charge.)

      Over the same period, the average total return for mid-cap growth funds tracked by Lipper was 6.29%. During the period, the Russell 2000 earned a total return of 20.03% and the Russell Mid-Cap Growth Index had a total return of 6.97%.


MANY SECTORS BOOST RETURNS
      When the reporting period began, the Fund was overweighted in health care and consumer cyclical stocks and underweighted in technology issues. To give more attention to industries with greater economic sensitivity, we started to take profits in selected energy and restaurant positions. As growth stocks led the market's advance in the first two months of the reporting period, the Fund benefited from the outperformance of its technology, consumer cyclical, capital goods, energy, finance and communications issues. Stock selection in the technology, energy, finance and consumer cyclical areas contributed positively to returns later in the reporting period.

      During the reporting period, we added positions of capital goods firms, emphasizing stocks of defense-related companies. The capital goods sector, like other cyclical groups, should perform well with further progress toward a recovery. When the reporting period closed, the Fund was underweighted in telecommunications, basic materials, utilities, and financial issues and overweighted in stocks of information technology, health care and energy firms.


OUTLOOK BRIGHTENING FOR CYCLICAL SHARES
      Although the economic signals may be mixed in months to come, it seems likely that a trend toward recovery is in place. As investors see further evidence of growth, stocks in cyclical sectors should contribute more strongly to the Fund's returns. While uncertainties remain, the Fund should benefit from its continued exposure to a broad range of industry sectors and its ongoing emphasis on companies with above average potential for earnings growth.

PORTFOLIO REVIEWS

GALAXY GROWTH FUND II
DISTRIBUTION OF TOTAL NET ASSETS AS OF APRIL 30, 2002

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CONSUMER CYCLICAL               23%
CONSUMER STAPLES                16%
ENERGY                          15%
INDUSTRIAL                      14%
PREFERRED STOCK & NET OTHER
ASSETS AND LIABILITIES          10%
FINANCE                          9%
TECHNOLOGY                       6%
COMMUNICATIONS                   4%
REPURCHASE AGREEMENT             3%

GALAXY GROWTH FUND II
GROWTH OF $10,000 INVESTMENT*

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                         RUSSELL MID-CAP  TRUST   RETAIL A  RETAIL B
           RUSSELL 2000   GROWTH INDEX    SHARES   SHARES    SHARES

03/28/96       10000          10000        10000
10/31/96       10373          10601        11328
10/31/97       13416          13210        13625
10/31/98       11827          13531        11405
10/31/99       14397          18627        16931
06/26/00       16513          27046        23272     9425    10000
10/31/00       15950          25831        25566    10266    10376
10/31/01       12887          14406        17695     7088     7187
04/30/02       16715          15810        18700     7469     7546

* SINCE INCEPTION ON 3/28/96 FOR TRUST SHARES. SINCE INCEPTION ON 6/26/00 FOR RETAIL A AND RETAIL B SHARES. PERFORMANCE FIGURES FOR RETAIL A SHARES INCLUDE THE EFFECT OF THE MAXIMUM 5.75% FRONT-END SALES CHARGE. PERFORMANCE FIGURES FOR RETAIL B SHARES REFLECT THE DEDUCTION OF THE 4.00% CONTINGENT DEFERRED SALES CHARGE (APPLICABLE TO SHARES PURCHASED ON OR AFTER JANUARY 1, 2001 AND REDEEMED DURING THE SECOND YEAR AFTER PURCHASE) AS IF SHARES WERE REDEEMED ON APRIL 30, 2002. PERFORMANCE FIGURES FOR RETAIL B SHARES PURCHASED PRIOR TO JANUARY 1, 2001 AND FOR PILLAR RETAIL B SHARES MAY BE DIFFERENT THAN THOSE SHOWN. SEE "PERFORMANCE AT-A-GLANCE - AVERAGE ANNUAL TOTAL RETURNS - RETAIL B SHARES" ON PAGE 6. PERFORMANCE FIGURES DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR REDEMPTION OF FUND SHARES. THE RUSSELL 2000 AND THE RUSSELL MID-CAP GROWTH INDEX ARE UNMANAGED INDICES IN WHICH INVESTORS CANNOT INVEST. RESULTS FOR THE INDICES DO NOT REFLECT THE INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES INCURRED BY THE FUND.

GALAXY SMALL CAP VALUE FUND
BY PETER LARSON
PORTFOLIO MANAGER
      With the strong outperformance by small-cap and value-oriented stocks over the six-month reporting period, the Galaxy Small Cap Value Fund benefited from its participation in these sectors. Increased weightings in cyclical stocks from economically sensitive industries further enhanced Fund total returns.
     For the six months ended April 30, 2002, the Fund's Trust Shares earned a total return of 26.23%. For the same period, Retail A Shares of the Fund earned a total return of 25.89% before deducting the maximum 5.75% front-end sales charge and Retail B Shares of the Fund earned a total return of 25.44% before deducting the maximum 5.00% contingent deferred sales charge. Over the same period, Prime A Shares of the Fund earned a total return of 25.86% before deducting the maximum 5.50% front-end sales charge and Prime B Shares of the Fund earned a total return of 25.40% before deducting the maximum 5.00% contingent deferred sales charge. (Please see the charts on page 5 for total returns after deducting the applicable front-end sales charge and on pages 6 and 7 for total returns after deducting the applicable contingent deferred sales charge.)
      Over the same time, the small-cap value funds tracked by Lipper earned an average total return of 25.55% and the Russell 2000, which has a stronger growth orientation, had a total return of 20.03%. During the period, the S&P (R) SmallCap 600 Composite Index ("S&P(R) SmallCap 600") had a total return of 26.04%.

INCREASED CYCLICAL EXPOSURE
      Believing that lower interest rates and other factors were setting the stage for an economic rebound, we continued our earlier strategy of increasing investments in cyclical sectors. These purchases included issues of trucking, chemical, paper and restaurant firms. Where we could, we bought stocks in the "micro-cap" sector, where prices were particularly attractive.
      We paid for these purchases with the sizable amounts of cash that came into the Fund during this time and with proceeds from the sale of bank and restaurant stocks that we felt had become more richly valued. At the end of the reporting period, the Fund was underweighted in the banking and technology sectors and overweighed in issues of energy, industrial, health care and utility firms.

[BEGIN SIDEBAR]
[PHOTO OMITTED - PETER LARSON]

PETER LARSON HAS MANAGED THE GALAXY SMALL CAP VALUE FUND SINCE 1993. HE HAS MANAGED SMALL COMPANY PORTFOLIOS FOR FLEET INVESTMENT ADVISORS INC., AND ITS PREDECESSORS, SINCE 1981.
[END SIDEBAR]

PORTFOLIO REVIEWS

WATCHING THE TECHNOLOGY SECTOR
      With the economy moving closer to recovery, the stocks in cyclical sectors are becoming fully valued. Thus, we may soon take profits in those groups. Once it looks like technology stocks have bottomed, we may begin to make selective purchases in that sector. In the meantime, the strong dividends produced by utility holdings should continue to enhance Fund returns.
      Historically, investors have turned to growth stocks as the economic outlook brightens, and we expect this to be the case in months to come. While the valuation gap between stocks of small- and large-cap firms has narrowed, small-cap issues should remain relatively attractive to investors.



GALAXY SMALL CAP VALUE FUND
DISTRIBUTION OF TOTAL NET ASSETS AS OF APRIL 30, 2002

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

INDUSTRIAL                      23%
CONSUMER STAPLES                17%
CONVERTIBLE PREFERRED STOCK,
REPURCHASE AGREEMENT & NET
OTHER ASSETS AND LIABILITIES    13%
FINANCE                         11%
CONSUMER CYCLICAL               11%
ENERGY                           7%
COMMUNICATIONS                   5%
UTILITIES                        5%
TECHNOLOGY                       5%
BASIC MATERIALS                  3%

GALAXY SMALL CAP VALUE FUND
GROWTH OF $10,000 INVESTMENT*

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           RUSSELL  S&P SMALLCAP  TRUST   RETAIL A  RETAIL B  PRIME  A  PRIME B
            2000         600      SHARES   SHARES    SHARES    SHARES    SHARES

12/14/92   10000        10000     10000     9425
10/31/93   10890        12312     11212    10566
10/31/94   11548        11890     11420    10739
10/31/95   14601        14407     13878    13023
10/31/96   16612        17355     17378    16249
10/31/97   17299        22902     25038    23330
10/31/98   24634        20370     22001    20410     10000       9450    10000
10/31/99   22152        22824     23325    21570     10004       9998    10018
10/31/00   26009        28588     28601    26307     12288      12224    12348
10/31/01   22705        26744     32375    29638     13776      13797    13965
04/30/02   27254        33710     40868    37311     17383      17366    17589

* SINCE INCEPTION ON 12/14/92 FOR TRUST SHARES. SINCE INCEPTION ON 2/12/93 FOR RETAIL A SHARES. SINCE INCEPTION ON 11/1/98 FOR RETAIL B, PRIME A AND PRIME B SHARES. PERFORMANCE FIGURES FOR RETAIL A SHARES INCLUDE THE EFFECT OF THE MAXIMUM 5.75% FRONT-END SALES CHARGE. PERFORMANCE FIGURES FOR PRIME A SHARES INCLUDE THE EFFECT OF THE MAXIMUM 5.50% FRONT-END SALES CHARGE. PERFORMANCE FIGURES FOR RETAIL B SHARES REFLECT THE DEDUCTION OF THE 4.00% CONTINGENT DEFERRED SALES CHARGE (APPLICABLE TO SHARES PURCHASED ON OR AFTER JANUARY 1, 2001 AND REDEEMED DURING THE FOURTH YEAR AFTER PURCHASE) AS IF SHARES WERE REDEEMED ON APRIL 30, 2002. PERFORMANCE FIGURES FOR PRIME B SHARES REFLECT THE DEDUCTION OF THE 3.00% CONTINGENT DEFERRED SALES CHARGE (APPLICABLE TO SHARES REDEEMED DURING THE FOURTH YEAR AFTER PURCHASE), AS IF SHARES WERE REDEEMED ON APRIL 30, 2002. PERFORMANCE FIGURES FOR RETAIL B SHARES PURCHASED PRIOR TO JANUARY 1, 2001 MAY BE DIFFERENT THAN THOSE SHOWN. SEE "PERFORMANCE AT-A-GLANCE - AVERAGE ANNUAL TOTAL RETURNS - RETAIL B SHARES" ON PAGE 6. PERFORMANCE FIGURES DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR REDEMPTION OF FUND SHARES. THE RUSSELL 2000 AND THE S&P(R) SMALLCAP 600 ARE UNMANAGED INDICES IN WHICH INVESTORS CANNOT INVEST. RESULTS FOR THE INDICES DO NOT REFLECT THE INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES INCURRED BY THE FUND.

PORTFOLIO REVIEWS

[BEGIN SIDEBAR]
[PHOTO OMITTED]

STEVE BARBARO HAS MANAGED THE GALAXY SMALL COMPANY EQUITY FUND SINCE ITS INCEPTION IN DECEMBER OF 1991. HE HAS MANAGED SMALL COMPANY PORTFOLIOS FOR FLEET INVESTMENT ADVISORS INC., AND ITS PREDECESSORS, SINCE 1976.
[END SIDEBAR]

GALAXY SMALL COMPANY EQUITY FUND
BY STEVE BARBARO
PORTFOLIO MANAGER

      Although stock investors generally shied away from many of the growth industries where the Galaxy Small Company Equity Fund invested during the six-month reporting period, the Fund benefited from the market's preference for stocks of smaller firms. Solid performances by many industry sectors in the portfolio further enhanced total returns. With an underweighting in the better-performing financial sector, however, and disappointing returns from holdings in technology and biotechnology stocks, the Fund's total returns lagged slightly behind those for other funds with similar investment objectives.

      For the six months ended April 30, 2002, Trust Shares of the Fund had a total return of 6.65%. For the same period, the Fund's Retail A Shares had a total return of 6.49% before deducting the maximum 5.75% front-end sales charge and Retail B Shares of the Fund had a total return of 6.01% before deducting the maximum 5.00% contingent deferred sales charge. (Please see the chart on page 5 for total returns after deducting the front-end sales charge and on page 6 for total returns after deducting the contingent deferred sales charge.) For the same period, small-cap growth funds tracked by Lipper earned an average total return of 8.29%. Small-cap stocks in the Russell 2000, which includes issues from the strongly outperforming value sector, had a total return of 20.03% over this time.


CONTRIBUTIONS FROM SEVERAL SECTORS
      As stock prices rebounded strongly at the start of the reporting period, a strong performance by issues of technology and biotechnology stocks added to Fund returns. In the months that followed, however, these sectors bore a large portion of investors' concerns about the timing and depth of the recovery. With significant profit-taking after a run-up in prices during the fourth quarter of 2001, the Fund became moderately underweighted in the technology and biotechnology groups. Even so, the holdings that remained caused a significant drag on returns. An underweighting in stocks of financial firms also proved detrimental as low interest rates and attractive valuations helped that sector outperform.

      Offsetting these negatives were outperformances by the Fund's consumer staples, consumer cyclical, transportation and basic materials stocks. Overweightings in the energy and industrial sectors, where stocks also performed relatively well, helped to enhance total returns as well.

      With the proceeds from sales of technology issues, we increased investments in stocks of industrial and basic materials firms. We believe that these sectors will be among the biggest beneficiaries in the early stages of an economic recovery.


GROWTH STOCKS NOW MORE ATTRACTIVE
      Although the economy has been slow to recover, the earnings outlook should improve in coming months for most sectors. Holdings in industrial and basic materials firms should thus continue to enhance returns - followed by holdings in the capital goods sector as the recovery moves forward. It is still unclear, however, when earnings for technology issues will strengthen. Given the recent underperformance of the growth sector, stocks there now look more attractive versus value-oriented issues. For now, valuations for stocks of smaller firms remain low versus those of large companies.

PORTFOLIO REVIEWS

GALAXY SMALL COMPANY EQUITY FUND

DISTRIBUTION OF TOTAL NET ASSETS AS OF APRIL 30, 2002


                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CONSUMER STAPLES                      26%
CONSUMER CYCLICAL                     22%
TECHNOLOGY                            17%
INDUSTRIAL                            16%
ENERGY                                 7%
FINANCE                                6%
COMMUNICATIONS                         4%
CONVERTIBLE PREFERRED STOCK,
REPURCHASE AGREEMENT & NET OTHER
ASSETS AND LIABILITIES                 2%



GALAXY SMALL COMPANY EQUITY FUND

GROWTH OF $10,000 INVESTMENT*


                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          RUSSELL  TRUST   RETAIL A  RETAIL B
           2000    SHARES   SHARES    SHARES

12/30/91   10000    10000     9425
10/31/92   10629     8790     8285
10/31/93   14074    12410    11697
10/31/94   14025    12413    11690
10/31/95   16598    16723    15665    10000
10/31/96   19354    20852    19421    11034
10/31/97   25031    24937    23126    13237
10/31/98   22067    18452    17052     9683
10/31/99   25348    24823    19592    11071
10/31/00   29760    29727    27211    15447
10/31/01   22562    24782    22578    12801
04/30/02   31185    26430    24043    13659


* SINCE INCEPTION ON 12/30/91 FOR TRUST AND RETAIL A SHARES. SINCE INCEPTION ON 3/4/96 FOR RETAIL B SHARES. PERFORMANCE FIGURES FOR RETAIL A SHARES INCLUDE THE EFFECT OF THE MAXIMUM 5.75% FRONT-END SALES CHARGE. PERFORMANCE FIGURES FOR RETAIL B SHARES REFLECT THE DEDUCTION OF THE 1.00% CONTINGENT DEFERRED SALES CHARGE (APPLICABLE TO SHARES PURCHASED ON OR AFTER JANUARY 1, 2001 AND REDEEMED DURING THE SEVENTH YEAR AFTER PURCHASE) AS IF SHARES WERE REDEEMED ON APRIL 30, 2002. PERFORMANCE FIGURES FOR RETAIL B SHARES PURCHASED PRIOR TO JANUARY 1, 2001 MAY BE DIFFERENT THAN THOSE SHOWN. SEE "PERFORMANCE AT-A-GLANCE - AVERAGE ANNUAL TOTAL RETURNS - RETAIL B SHARES" ON PAGE 6. PERFORMANCE FIGURES DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR REDEMPTION OF FUND SHARES. THE RUSSELL 2000 IS AN UNMANAGED INDEX IN WHICH INVESTORS CANNOT INVEST. RESULTS FOR THE INDEX DO NOT REFLECT THE INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES INCURRED BY THE FUND.

[BEGIN SIDEBAR]
[PHOTO OMITTED - KEITH BANKS]

KEITH BANKS IS CHIEF INVESTMENT OFFICER OF FLEET INVESTMENT ADVISORS, INC. AND CHIEF EXECUTIVE OFFICER OF COLUMBIA MANAGEMENT GROUP. PRIOR TO JOINING FLEET IN 2000, HE WAS MANAGING DIRECTOR AND HEAD OF U.S. EQUITIES FOR J.P. MORGAN INVESTMENT MANAGEMENT. A CHARTERED FINANCIAL ANALYST, MR. BANKS EARNED HIS B.A. FROM RUTGERS UNIVERSITY AND HIS M.B.A. FROM COLUMBIA BUSINESS SCHOOL.
[END SIDEBAR]


GALAXY INTERNATIONAL EQUITY FUND

BY KEITH BANKS, CFA, CHIEF INVESTMENT OFFICER, FLEET INVESTMENT ADVISORS INC. OECHSLE INTERNATIONAL ADVISORS LLC SERVES AS THE SUB-ADVISOR FOR THE FUND.

      Just as concerns about economies in the U.S. and local markets drove foreign stock prices lower from March of 2000 into September of 2001, improvements in the economic outlook here and abroad helped foreign stock prices rise over the six-month reporting period ended April 30, 2002. In this environment, the Galaxy International Equity Fund benefited from outperformances by many of its holdings, particularly those in economically sensitive sectors.

      During the six months ended April 30, 2002, the Fund's Trust Shares earned a total return of 7.57%. Over the same time, Retail A Shares of the Fund earned a total return of 7.41% before deducting the maximum 5.75% front-end sales charge and Retail B Shares of the Fund earned a total return of 6.77% before deducting the maximum 5.00% contingent deferred sales charge. During the period, the Fund's Prime A Shares earned a total return of 7.28% before deducting the maximum 5.50% front-end sales charge and Prime B Shares of the Fund earned a total return of 7.06% before deducting the maximum 5.00% contingent deferred sales charge. (Please see the charts on page 5 for total returns after deducting the applicable front-end sales charge and the charts on pages 6 and 7 for total returns after deducting the applicable contingent deferred sales charge.) Those returns compare with an average total return of 7.16% for the international funds tracked by Lipper, a total return of 5.53% for the MSCI EAFE Index and a total return of 8.36% for the MSCI All Country World ex U.S. Index. The Fund changed its benchmark index to the MSCI All Country World ex U.S. Index because this index includes companies that better represent the composition of the Fund's portfolio than the MSCI EAFE Index.


ANTICIPATING A RECOVERY
      We started to add positions in cyclical issues for several months before the reporting period began in anticipation of better economic times ahead. When stock prices began to recover in November and December of 2001, our selection of stocks in the technology, retail, telecommunications, basic materials and consumer cyclical sectors helped enhance the Fund's total returns - along with a solid performance by issues of financial firms. With a sharp rise in capacity utilization among semiconductor firms in Taiwan, we increased investments of leading companies from the semiconductor group.

PORTFOLIO REVIEWS

      The semiconductor area performed strongly as foreign stocks continued to rally in the first months of 2002. Most technology stocks did not fare as well, however, especially stocks from other parts of the information technology sector and issues of telecommunications firms. An underweighting in energy stocks also detracted from the Fund's total returns. In addition to the positive contribution by the Fund's semiconductor holdings, these negatives were offset by an overweighting in the strongly performing consumer discretionary sector, overweightings in emerging markets like Korea and Taiwan, strong stock selection in Japan and an underweighting in the financial sector (which performed poorly on credit quality concerns).

A POSITIVE OUTLOOK FOR FOREIGN STOCKS
      Although a choppy stock market in the U.S. may prevent overseas markets from reaching their full potential in the short term, signs are emerging that bode well for foreign stocks over time. Prices for stocks abroad are historically cheap compared to prices for U.S. stocks and company fundamentals are good.

      We continue to expect outperformance from the information technology area, especially semiconductor stocks. With better economic conditions forecasted for the second half of 2002, semiconductor inventories should continue to rebuild. In this and other areas, we plan to remain focused on companies that will be able to deliver growth in earnings and cash flows that exceed market expectations. Due to continued uncertainty about the strength of a global economic recovery and its impact on earnings, we expect to seize investment opportunities from further market volatility to accumulate companies that are likely to benefit from cost-cutting, restructuring and increased industry leadership.



GALAXY INTERNATIONAL EQUITY FUND

DISTRIBUTION OF TOTAL NET ASSETS AS OF APRIL 30, 2002

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

EUROPE                         42%
FAR EAST                       33%
UNITED KINGDOM                 19%
REPURCHASE AGREEMENT &
NET OTHER ASSETS
AND LIABILITIES                 4%
AUSTRALIA                       2%

GALAXY INTERNATIONAL EQUITY FUND

GROWTH OF $10,000 INVESTMENT*

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


            MCSI  MCSI ALL COUNTRY
            EAFE     WORLD EX       TRUST    RETAIL A    RETAIL B    PRIME  A    PRIME B
           INDEX    U.S. INDEX      SHARES    SHARES     SHARES      SHARES      SHARES
 10/31/91  10000       10000         10000     9425
 10/31/92   8680        8780          9660     9660
 10/31/93  11970       12060         12207    12207
 10/31/94  13134       13488         13294    13294
 10/31/95  13125       13233         13291    12449
 10/31/96  14499       14631         14820    13801
 10/31/97  15212       15344         17280    15993
 10/31/98  17561       16093         19755    18174        10000       9450       10000
 10/31/99  20349       20159         25623    23452        12341      12260       12374
 10/31/00  19759       19742         25346    23103        12156      12095       12215
 10/31/01  12749       14821         16981    15397         8031       8058        8163
4/30/2002  13352       16060         18266    16538         8577       8644        8742



* SINCE INCEPTION ON 12/30/91 FOR TRUST AND RETAIL A SHARES. SINCE INCEPTION ON 11/1/98 FOR RETAIL B, PRIME A AND PRIME B SHARES. PERFORMANCE FIGURES FOR RETAIL A SHARES INCLUDE THE EFFECT OF THE MAXIMUM 5.75% FRONT-END SALES CHARGE. PERFORMANCE FIGURES FOR PRIME A SHARES INCLUDE THE EFFECT OF THE MAXIMUM 5.50% FRONT-END SALES CHARGE. PERFORMANCE FIGURES FOR RETAIL B SHARES REFLECT THE DEDUCTION OF THE 4.00% CONTINGENT DEFERRED SALES CHARGE (APPLICABLE TO SHARES PURCHASED ON OR AFTER JANUARY 1, 2001 AND REDEEMED DURING THE FOURTH YEAR AFTER PURCHASE) AS IF SHARES WERE REDEEMED ON APRIL 30, 2002. PERFORMANCE FIGURES FOR PRIME B SHARES REFLECT THE DEDUCTION OF THE 3.00% CONTINGENT DEFERRED SALES CHARGE (APPLICABLE TO SHARES REDEEMED DURING THE FOURTH YEAR AFTER PURCHASE), AS IF SHARES WERE REDEEMED ON APRIL 30, 2002. PERFORMANCE FIGURES FOR RETAIL B SHARES PURCHASED PRIOR TO JANUARY 1, 2001 AND FOR PILLAR RETAIL B SHARES MAY BE DIFFERENT THAN THOSE SHOWN. SEE "PERFORMANCE AT-A-GLANCE - AVERAGE ANNUAL TOTAL RETURNS - RETAIL B SHARES" ON PAGE 6. PERFORMANCE FIGURES DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR REDEMPTION OF FUND SHARES. THE MSCI EAFE INDEX AND THE MSCI ALL COUNTRY WORLD EX U.S. INDEX ARE UNMANAGED INDICES IN WHICH INVESTORS CANNOT INVEST. RESULTS FOR THE INDICES DO NOT REFLECT THE INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES INCURRED BY THE FUND.

PORTFOLIO REVIEWS

[BEGIN SIDEBAR]
[PHOTO OMITTED]

KEITH BANKS IS CHIEF INVESTMENT OFFICER OF FLEET INVESTMENT ADVISORS, INC. AND CHIEF EXECUTIVE OFFICER OF COLUMBIA MANAGEMENT GROUP. PRIOR TO JOINING FLEET IN 2000, HE WAS MANAGING DIRECTOR AND HEAD OF U.S. EQUITIES FOR J.P. MORGAN INVESTMENT MANAGEMENT. A CHARTERED FINANCIAL ANALYST, MR. BANKS EARNED HIS B.A. FROM RUTGERS UNIVERSITY AND HIS M.B.A. FROM COLUMBIA BUSINESS SCHOOL.
[END SIDEBAR]


GALAXY PAN ASIA FUND

BY KEITH BANKS, CFA, CHIEF INVESTMENT OFFICER
FLEET INVESTMENT ADVISORS INC. UOB GLOBAL CAPITAL LLC SERVES AS THE SUB-ADVISOR FOR THE FUND.
     With a more definitive improvement in the outlook for Asian economies during the six months ended April 30, 2002, stocks in the region posted total returns that were significantly better than the returns for most U.S. stocks. Due to underweightings in underperforming markets like Japan, and overweightings in better-performing markets like Korea and Taiwan, the Galaxy Pan Asia Fund earned total returns that compared favorably to those for its market benchmark and other funds with similar investment objectives.

      During the reporting period, the Fund's Trust Shares earned a total return of 20.41%. Over the same time, Retail A Shares of the Fund earned a total return of 20.38% before deducting the maximum 5.75% front-end sales charge and its Retail B Shares earned a total return of 20.10% before deducting the maximum 5.00% contingent deferred sales charge. During the same period, the Fund's Prime A Shares earned a total return of 20.35% before deducting the maximum 5.50% front-end sales charge and its Prime B Shares earned a total return of 20.10% before deducting the maximum 5.00% contingent deferred sales charge. (Please see the charts on page 5 for total returns after deducting the applicable front-end sales charge and the charts on pages 6 and 7 for total returns after deducting the applicable contingent deferred sales charge.)

      For the same six-month period, the Pacific Region funds tracked by Lipper earned an average total return of 12.97%. During the period, the MSCI All Country Far East Free ex Japan Index had a total return of 39.83% and the MSCI Japan Index had a total return of 1.35%. A composite index prepared by the Fund's administrator and comprised of a 50% weighting in the MSCI All Country Far East Free ex Japan Index and a 50% weighting in the MSCI Japan Index had a total return of 20.59% during the reporting period.


NORTH ASIAN MARKETS FAVORED
      The Fund was underweighted in Japan throughout the six-month period ended April 30, 2002 due to our concerns about the weakening economic environment and the slow pace of economic reforms. We also maintained an underweighting in the smaller Asian markets of Malaysia, Indonesia and the Philippines due to the lower earnings visibility of companies in those markets and the inherent political risks that remain.

      In addition to Korea and Taiwan, the Fund was overweighted in China, Hong Kong and Singapore. We continue to favor the North Asian markets because of the internal and external liquidity they offer and because the region will likely be an early beneficiary of an Asian economic recovery.

      With respect to industry sectors, the Fund was underweighted in stocks of financial and industrial companies due largely to the unattractive valuations of those groups in Japan. In the technology sector, we favored companies in Taiwan and Korea whose valuations were particularly attractive. An overweighting in consumer stocks from China and Korea enhanced the Fund's performance, as consumer demand remained robust in those markets.


ASIAN SHARES REMAIN ATTRACTIVE
      Although some investors have recently moved money out of Taiwan and Korea, we believe that the positive fundamentals in the North Asian markets, particularly Korea, remain firmly intact. We also feel that the Asian markets as a whole will continue to benefit from valuations that are quite attractive versus those in Europe or the U.S. We continue to like the prospects for stocks in the consumer sector, as well as those of exporters who can benefit from economic recoveries outside of Asia.

PORTFOLIO REVIEWS

GALAXY PAN ASIA FUND

DISTRIBUTION OF TOTAL NET ASSETS AS OF APRIL 30, 2002

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

REPURCHASE AGREEMENTS               45%
FAR EAST                            23%
NET OTHER ASSETS AND LIABILITIES    18%
U.S. AGENCY OBLIGATION              14%

GALAXY PAN ASIA FUND

GROWTH OF $10,000 INVESTMENT*

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


          MCSI ALL COUNTRY    MCSI    50% MSCI ALL COUNTRY
          FAR EAST FREE EX   JAPAN   FAR EAST FREE EX JAPAN/   TRUST    RETAIL A    RETAIL B  PRIME A   PRIME B
            JAPAN INDEX      INDEX    50% MSCI JAPAN INDEX     SHARES    SHARES     SHARES    SHARES    SHARES

 9/01/2000    10000          10000           10000              10000     9425       10000
 9/22/2000                                                                                      9450     10000
10/31/2000     8153           8952            8552               9440     8897        8949      9291      9332
 4/30/2001     7487           7880            7683               8120     7624        7651      7972      7980
10/31/2001     6100           6035            6067               6441     6033        6090      6310      6278
 4/30/2002     8602           6110            7307               7756     7262        7313      7594      7540



* SINCE INCEPTION ON 9/1/00 FOR TRUST, RETAIL A AND RETAIL B SHARES. SINCE INCEPTION ON 9/22/00 FOR PRIME A AND PRIME B SHARES. PERFORMANCE FIGURES FOR RETAIL A SHARES INCLUDE THE EFFECT OF THE MAXIMUM 5.75% FRONT-END SALES CHARGE. PERFORMANCE FIGURES FOR PRIME A SHARES INCLUDE THE EFFECT OF THE MAXIMUM 5.50% FRONT-END SALES CHARGE. PERFORMANCE FIGURES FOR RETAIL B SHARES REFLECT THE DEDUCTION OF THE 4.00% CONTINGENT DEFERRED SALES CHARGE (APPLICABLE TO SHARES PURCHASED ON OR AFTER JANUARY 1, 2001 AND REDEEMED DURING THE SECOND YEAR AFTER PURCHASE) AS IF SHARES WERE REDEEMED ON APRIL 30, 2002. PERFORMANCE FIGURES FOR PRIME B SHARES REFLECT THE DEDUCTION OF THE 4.00% CONTINGENT DEFERRED SALES CHARGE (APPLICABLE TO SHARES REDEEMED DURING THE SECOND YEAR AFTER PURCHASE) AS IF SHARES WERE REDEEMED ON APRIL 30, 2002. PERFORMANCE FIGURES FOR RETAIL B SHARES PURCHASED PRIOR TO JANUARY 1, 2001 MAY BE DIFFERENT THAN THOSE SHOWN. SEE "PERFORMANCE AT-A-GLANCE - AVERAGE ANNUAL TOTAL RETURNS - RETAIL B SHARES" ON PAGE 6. PERFORMANCE FIGURES DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR REDEMPTION OF FUND SHARES. THE MSCI ALL COUNTRY FAR EAST FREE EX JAPAN INDEX AND MSCIJAPAN INDEX ARE UNMANAGED INDICES IN WHICH INVESTORS CANNOT INVEST. RESULTS FOR THE INDICES DO NOT REFLECT THE INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES INCURRED BY THE FUND. THE COMPOSITE INDEX COMPRISED OF A 50% WEIGHTING IN THE MSCIALL COUNTRY FAR EAST FREE EX JAPAN INDEX AND A 50% WEIGHTING IN THE MSCIJAPAN INDEX WAS PREPARED BY THE FUND'S ADMINISTRATOR.

SHAREHOLDER SERVICES

"A WELL-BALANCED ASSET ALLOCATION PLAN MAY HELP TO CONTROL YOUR RISK WHILE YOU PURSUE YOUR GOALS."

AUTOMATIC INVESTMENT PROGRAM
The Golden Rule of investing is "pay yourself first." That is easy to do with Galaxy's Automatic Investment Program. For as little as $50 per month deducted directly from your checking, savings or bank money market account, you can consistently and conveniently add to your Galaxy investment. When you establish an Automatic Investment Program, the $2,500 initial investment requirement for Galaxy is waived. Of course, such a program does not assure a profit and does not protect against loss in a declining market.

DIVERSIFICATION
A fundamental investment practice is "diversification." A well-balanced asset allocation plan may help to control your risk while you pursue your goals. Many mutual funds offer a low-cost way to diversify your investments while you benefit from professional management. Galaxy's comprehensive array of investment choices can be used in combination to match the needs of most shareholders. Diversification does not eliminate the risk of loss in a declining market.

EXCHANGE PRIVILEGES
As your investment needs change, you can conveniently exchange your shares in one Fund for shares in another Fund at no cost (as long as you exchange within the same share class). Please see the Funds' prospectuses for details on this service.

CONSOLIDATED STATEMENTS
If you hold your shares directly with the Galaxy Funds, you will receive a consolidated statement from Galaxy on a quarterly basis. If your shares are held in a brokerage account, your Galaxy Funds will appear on your brokerage statement.

YOUR FINANCIAL ADVISOR
Your financial advisor can discuss the Galaxy Funds with you and how they may help you to achieve your financial goals. Please see your financial advisor if you have any questions about this report or your account.

24-HOUR ACCESS TO ACCOUNT INFORMATION
24 hours a day, seven days a week, our toll-free telephone lines offer round-the-clock access to Fund information and services. Call toll-free 1-877-289-4252 for information on initial purchases and current performance.

--------------------------------------------------------------------------------
CERTAIN SHAREHOLDER SERVICES MAY NOT BE AVAILABLE TO TRUST, PRIME A AND PRIME B SHARE INVESTORS. PLEASE CONSULT YOUR FUND PROSPECTUS. SHARES OF THE FUNDS ARE DISTRIBUTED THROUGH PFPC DISTRIBUTORS, INC., MEMBER NASD AND SIPC.

SHAREHOLDER INFORMATION

[BEGIN SIDEBAR]

         TRUSTEES
            AND
    EXECUTIVE OFFICERS

   Dwight E. Vicks, Jr.
   CHAIRMAN AND TRUSTEE

      John T. O'Neill
   PRESIDENT, TREASURER
        AND TRUSTEE

     Louis DeThomasis,
       F.S.C., Ph.D.
          TRUSTEE

     Kenneth A. Froot
          TRUSTEE

       James M. Seed
          TRUSTEE

     Donald B. Miller
     EMERITUS TRUSTEE

    Bradford S. Wellman
     EMERITUS TRUSTEE

     William Greilich
      VICE PRESIDENT

         W. Bruce
      McConnel, Esq.
         SECRETARY

    INVESTMENT ADVISOR

     Fleet Investment
       Advisors Inc.
    100 Federal Street
     Boston, MA 02110

        DISTRIBUTOR

 PFPC Distributors, Inc.
   3200 Horizon Drive
 King of Prussia, PA 19809

       ADMINISTRATOR

         PFPC Inc.
    4400 Computer Drive
       Westborough,
 Massachusetts 01581-5108

          AUDITOR

     Ernst & Young LLP
   200 Clarendon Street
     Boston, MA 02116

       LEGAL COUNSEL

Drinker Biddle & Reath LLP
     One Logan Square
  18th and Cherry Streets
Philadelphia, PA 19103-6996

[END SIDEBAR]

This report is submitted for the general information of shareholders of The Galaxy Fund. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for each Fund of The Galaxy Fund, which contains more information concerning the investment policies and expenses of the Funds as well as other pertinent information. For complete information, and before making an investment decision on any of the Funds of The Galaxy Fund, you should request a prospectus from PFPC Distributors, Inc. by calling toll-free 1-877-289-4252. Read the prospectus carefully before you invest.

SHARES OF THE FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, FLEETBOSTON FINANCIAL CORPORATION OR ANY OF ITS AFFILIATES, FLEET INVESTMENT ADVISORS INC., OR ANY FLEET BANK. SHARES OF THE FUNDS ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT RETURN AND PRINCIPAL VALUE WILL VARY AS A RESULT OF MARKET CONDITIONS OR OTHER FACTORS SO THAT SHARES OF THE FUNDS, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.


                               [GRAPHIC OMITTED]
                                  RECYCLE LOGO

                   This report was printed on recycled paper.

ASSET ALLOCATION FUND

PORTFOLIO OF INVESTMENTS
APRIL 30, 2002 (UNAUDITED)


     SHARES                                                        VALUE
   ----------                                                    ----------


COMMON STOCKS - 54.88%

                  CONSUMER STAPLES - 13.19%

     60,000       Baxter International, Inc...................  $  3,414,000
    125,000       Cardinal Health, Inc........................     8,656,250
    110,000       Forest Laboratories, Inc.*..................     8,485,400
    190,000       Genzyme Corp.*..............................     7,778,600
     30,000       Johnson & Johnson Co........................     1,915,800
    190,000       Kraft Foods, Inc., Class A..................     7,797,600
    150,000       Medtronic, Inc..............................     6,703,500
    120,000       Merck & Co., Inc............................     6,520,800
    150,000       PepsiCo, Inc................................     7,785,000
     50,000       Pharmacia Corp..............................     2,061,500
    240,000       Pfizer, Inc.................................     8,724,000
     50,000       Procter & Gamble Co.........................     4,513,000
                                                                ------------
                                                                  74,355,450
                                                                ------------

                  TECHNOLOGY - 9.94%

    120,000       Analog Devices, Inc.*.......................     4,435,200
    240,000       Applied Materials, Inc.*....................     5,836,800
    120,000       Dell Computer Corp.*........................     3,160,800
    100,000       Electronic Data Systems Corp................     5,426,000
    330,000       EMC Corp.*..................................     3,016,200
     70,000       First Data Corp.............................     5,564,300
    328,000       Intel Corp..................................     9,384,080
     70,000       IBM Corp....................................     5,863,200
    120,000       Microsoft Corp.*............................     6,271,200
    228,000       Texas Instruments, Inc......................     7,052,040
                                                                ------------
                                                                  56,009,820
                                                                ------------

                  FINANCE - 9.51%

    160,000       American International Group, Inc.              11,059,200
    200,000       Bank of New York Co., Inc...................     7,318,000
    325,000       Citigroup, Inc..............................    14,072,500
     50,000       Fannie Mae..................................     3,946,500
    100,000       Merrill Lynch & Co., Inc....................     4,194,000
    160,000       Morgan (J.P.) Chase & Co....................     5,616,000
    145,000       Wells Fargo & Co............................     7,416,750
                                                                ------------
                                                                  53,622,950
                                                                ------------

                  INDUSTRIAL - 7.03%

     60,000       3M Co.......................................    7,548,000
    240,000       Flextronics International, Ltd.*............    3,324,000
    250,000       General Electric Co.........................    7,887,500
     90,000       Illinois Tool Works, Inc....................    6,489,000
     60,000       Raytheon Co.................................    2,538,000
    300,000       Tyco International, Ltd.....................    5,535,000
     90,000       United Technologies Corp....................    6,315,300
                                                                ------------
                                                                  39,636,800
                                                                ------------

                  ENERGY - 6.12%

    110,000       Baker Hughes, Inc...........................     4,144,800
    130,000       Conoco, Inc.................................     3,646,500

     SHARES                                                        VALUE
  ----------                                                     ---------

                  ENERGY (CONTINUED)

    155,840       Exxon Mobil Corp............................  $  6,260,093
     70,000       Kerr-McGee Corp.............................     4,186,000
    100,000       Noble Drilling Corp.*.......................     4,335,000
    110,000       Smith International, Inc.*..................     7,705,500
    220,000       Williams Cos., Inc..........................     4,202,000
                                                                ------------
                                                                  34,479,893
                                                                ------------

                  COMMUNICATIONS - 4.56%

    150,000       AOL Time Warner, Inc.*......................     2,853,000
    413,000       Cisco Systems, Inc.*........................     6,050,450
    160,000       Comcast Corp., Class A*.....................     4,280,000
          1       Qwest Communications International, Inc.*                5
    140,000       SBC Communications, Inc.....................     4,348,400
    150,000       Walt Disney Co..............................     3,477,000
    100,000       Viacom, Inc., Class B*......................     4,710,000
                                                                ------------
                                                                  25,718,855
                                                                ------------

                  CONSUMER CYCLICAL - 4.53%

    200,000       CVS Corp....................................     6,696,000
    180,000       Home Depot, Inc.............................     8,346,600
    170,000       Target Corp.................................     7,420,500
     70,000       TJX Cos., Inc...............................     3,050,600
                                                                ------------
                                                                  25,513,700
                                                                ------------
                  TOTAL COMMON STOCKS ........................   309,337,468
                                                                ------------
                  (Cost $289,107,203)

   PAR VALUE
  ----------

CORPORATE NOTES AND BONDS - 19.28%
$ 2,000,000       3M, Co.
                  6.38%, 02/15/28   ..........................     1,909,710
  2,500,000       AIG SunAmerica Global Financing
                  Senior Note
                  5.20%, 05/10/04 (C).........................     2,564,592
    500,000       Alcoa, Inc.
                  7.38%, 08/01/10   ..........................       542,896
  1,000,000       Alcoa, Inc
                  6.00%, 01/15/12   ..........................       995,892
    500,000       Amoco Co.
                  6.25%, 10/15/04   ..........................       527,004
  1,000,000       AOL Time Warner, Inc.
                  6.88%, 05/01/12   ..........................       950,227
    750,000       AOL Time Warner, Inc.
                  7.70%, 05/01/32   ..........................       703,700
    200,000       AT&T Corp.
                  7.00%, 05/15/05   ..........................       197,170
    300,000       AT&T Corp.
                  8.00%, 11/15/31 (C).........................       264,498
    350,000       Atlantic Richfield Co.
                  5.90%, 04/15/09   ..........................       357,085
    675,000       Bae Systems Holdings, Inc.
                  6.40%, 12/15/11 (C).........................       673,452
  1,450,000       Baker Hughes, Inc.
                  6.88%, 01/15/29   ..........................     1,460,307


                       SEE NOTES TO FINANCIAL STATEMENTS.

ASSET ALLOCATION FUND

APRIL 30, 2002 (UNAUDITED)


     SHARES                                                        VALUE
   ----------                                                    ----------

CORPORATE NOTES AND BONDS (CONTINUED)
$ 1,000,000       Bank of America Corp.
                  7.80%, 02/15/10   ..........................  $  1,097,724
    750,000       Bank One Corp.
                  7.88%, 08/01/10   ..........................       832,900
  1,200,000       Becton Dickinson & Co.
                  7.15%, 10/01/09   ..........................     1,281,949
    675,000       Becton Dickinson & Co., Debenture
                  7.00%, 08/01/27   ..........................       691,175
    525,000       Becton Dickinson & Co., Debenture
                  6.70%, 08/01/28   ..........................       518,746
  1,000,000       Boeing Capital Corp., Senior Note
                  5.75%, 02/15/07   ..........................     1,015,649
    250,000       Burlington Northern Railroad Co.
                  Series H
                  9.25%, 10/01/06   ..........................       286,090
    600,000       Burlington Northern Santa Fe Corp.
                  7.00%, 12/15/25   ..........................       602,638
    200,000       Burlington Northern Santa Fe Corp.
                  Debenture
                  6.88%, 02/15/16   ..........................       205,395
  1,750,000       Caterpillar Financial Services Corp.
                  6.88%, 08/01/04   ..........................     1,850,725
    220,000       Cendant Corp.
                  6.88%, 08/15/06 (C).........................       216,877
    300,000       CitiCorp, Subordinated Note
                  Series F, MTN
                  6.38%, 11/15/08   ..........................       310,765
  2,000,000       Coastal Corp.
                  7.50%, 08/15/06   ..........................     2,060,000
  1,000,000       Coca-Cola Co.
                  5.75%, 03/15/11   ..........................       995,081
    555,000       Coca-Cola Enterprises
                  6.95%, 11/15/26   ..........................       568,437
  2,300,000       Colgate-Palmolive Co., Series C, MTN
                  5.27%, 12/01/03   ..........................     2,366,974
  1,400,000       Commercial Credit Corp.
                  6.50%, 08/01/04   ..........................     1,471,226
    625,000       Conagra Foods, Inc.
                  6.75%, 09/15/11   ..........................       641,367
  1,400,000       Conoco, Inc.
                  6.95%, 04/15/29   ..........................     1,429,033
  1,150,000       Costco Wholesale Corp., Senior Note
                  5.50%, 03/15/07   ..........................     1,167,083
  1,500,000       Cox Communications, Inc.
                  7.75%, 11/01/10   ..........................     1,523,620
  1,000,000       Devon Energy Corp.
                  7.95%, 04/15/32   ..........................     1,062,575
  2,000,000       Disney (Walt) Co.
                  7.30%, 02/08/05   ..........................     2,100,968
  1,000,000       Disney (Walt) Co., MTN
                  5.80%, 10/27/08   ..........................       987,323
  1,350,000       Dominion Resources, Inc., Series B
                  7.63%, 07/15/05   ..........................     1,448,626
  3,000,000       Emerson Electric Co.
                  5.85%, 03/15/09   ..........................     3,028,494
    600,000       FirstEnergy Corp., Series A
                  5.50%, 11/15/06   ..........................       574,958
    265,000       First USA Bank, Subordinated Note
                  7.65%, 08/01/03   ..........................       279,420


     SHARES                                                        VALUE
   ----------                                                    ----------

CORPORATE NOTES AND BONDS (CONTINUED)
$ 1,000,000       Ford Motor Credit Co.
                  7.25%, 10/25/11   ..........................  $    997,944
  2,195,000       Ford Motor Credit Co., Senior Note
                  5.75%, 02/23/04   ..........................     2,216,662
  2,000,000       Gannett Co., Inc.
                  5.50%, 04/01/07   ..........................     2,012,262
    500,000       General Electric Capital Corp.
                  7.50%, 06/05/03   ..........................       524,573
    550,000       General Electric Capital Corp.
                  Series A, MTN
                  5.38%, 01/15/03   ..........................       560,925
    135,000       General Electric Capital Corp.
                  Series A, MTN
                  7.25%, 05/03/04   ..........................       143,970
    750,000       General Electric Capital Corp.
                  Series A, MTN
                  5.00%, 02/15/07   ..........................       744,898
  1,000,000       General Motors Acceptance Corp.
                  7.00%, 09/15/02   ..........................     1,013,738
    200,000       General Motors Acceptance Corp.
                  6.63%, 10/01/02   ..........................       202,768
    750,000       General Motors Acceptance Corp.
                  7.25%, 03/02/11   ..........................       769,088
    550,000       General Motors Acceptance Corp.
                  8.00%, 11/01/31   ..........................       578,280
  1,000,000       Verizon Communications, Debenture
                  6.46%, 04/15/08   ..........................       998,250
  1,000,000       GTE North, Inc.
                  5.65%, 11/15/08   ..........................       951,004
    750,000       Heinz (H.J.) Co.
                  6.88%, 01/15/03   ..........................       770,830
    330,000       Hershey Foods Corp.
                  7.20%, 08/15/27   ..........................       359,433
    900,000       Household Finance Corp.
                  6.38%, 10/15/11   ..........................       870,026
  2,000,000       IBM Corp., Debenture
                  7.50%, 06/15/13   ..........................     2,225,122
  2,000,000       IBM Corp., Debenture
                  6.22%, 08/01/27   ..........................     2,103,134
    750,000       Illinois Tool Works, Inc.
                  5.75%, 03/01/09   ..........................       753,119
    100,000       Indiana Michigan Power, Series A
                  6.88%, 07/01/04   ..........................       104,777
  1,050,000       Indiana Michigan Power, Series C
                  6.13%, 12/15/06   ..........................     1,061,492
  1,000,000       International Bank of Reconstruction
                  & Development
                  7.00%, 01/27/05   ..........................     1,078,151
  1,000,000       International Paper Co.
                  8.13%, 07/08/05 (C).........................     1,085,098
    200,000       Kellogg Co., Series B
                  6.60%, 04/01/11   ..........................       205,907
    275,000       Kellogg Co., Series B
                  7.45%, 04/01/31   ..........................       296,173
    225,000       Kerr-McGee Corp.
                  7.88%, 09/15/31   ..........................       245,699
    500,000       McDonald's Corp.
                  8.88%, 04/01/11   ..........................       600,280


                       SEE NOTES TO FINANCIAL STATEMENTS.

ASSET ALLOCATION FUND

APRIL 30, 2002 (UNAUDITED)


     SHARES                                                        VALUE
   ----------                                                    ----------

CORPORATE NOTES AND BONDS (CONTINUED)
$   500,000       McDonald's Corp., Series E, MTN
                  6.50%, 08/01/07   ..........................  $    532,710
  1,740,000       McDonald's Corp., Series E, MTN
                  5.95%, 01/15/08   ..........................     1,805,927
    500,000       Mead Corp.
                  6.84%, 03/01/37   ..........................       520,952
    300,000       Morgan (J.P.) Chase & Co.
                  5.63%, 08/15/06   ..........................       303,928
  1,000,000       Morgan (J.P.) Chase & Co.
                  6.75%, 02/01/11   ..........................     1,014,541
  1,000,000       Morgan Stanley Dean Witter & Co.
                  6.10%, 04/15/06   ..........................     1,029,973
    400,000       National City Bank of Cleveland
                  Subordinated Bank Note
                  7.10%, 09/25/12   ..........................       405,656
  1,515,000       National Rural Utilities
                  Cooperative Finance Corp.
                  7.38%, 02/10/03   ..........................     1,559,129
    500,000       NBD Bancorp, Inc., Subordinated Note
                  7.13%, 05/15/07   ..........................       533,607
    500,000       Norfolk Southern Corp., Senior Note
                  7.25%, 02/15/31   ..........................       510,269
  1,000,000       Norfolk Southern Railway Co., Series I
                  5.95%, 04/01/08   ..........................       998,070
    545,000       Pepsi Bottling Group, Inc., Senior Note
                  Series B
                  7.00%, 03/01/29   ..........................       573,658
    160,000       Pepsi Bottling Holdings, Inc.
                  5.63%, 02/17/09 (C).........................       158,517
  1,620,000       PepsiCo, Inc., MTN
                  5.75%, 01/15/08   ..........................     1,684,120
    175,000       Phillips Petroleum Co.
                  8.50%, 05/25/05   ..........................       194,131
  1,590,000       Pitney Bowes Credit Corp.
                  6.63%, 06/01/02   ..........................     1,595,466
  1,800,000       Potomac Electric Power Co.
                  First Mortgage
                  6.50%, 09/15/05   ..........................     1,879,621
  2,000,000       Potomac Electric Power Co.
                  First Mortgage
                  6.25%, 10/15/07   ..........................     2,077,832
  1,500,000       Public Service Electric & Gas
                  Series A, MTN
                  7.19%, 09/06/02   ..........................     1,523,678
  1,250,000       Qwest Corp.
                  7.63%, 06/09/03 (C).........................     1,212,873
  1,000,000       Southwest Airlines Co.
                  8.75%, 10/15/03   ..........................     1,051,940
    300,000       SunTrust Bank of Central Florida
                  Subordinated Note
                  6.90%, 07/01/07   ..........................       321,088
  1,000,000       SunTrust Bank, Atlanta
                  Subordinated Note, MTN
                  7.25%, 09/15/06   ..........................     1,078,058
    350,000       Sysco Corp.
                  4.75%, 07/30/05   ..........................       354,862
  1,000,000       Sysco Corp.
                  7.25%, 04/15/07   ..........................     1,078,071


     SHARES                                                        VALUE
   ----------                                                    ----------

CORPORATE NOTES AND BONDS (CONTINUED)

$ 1,000,000       Sysco Corp., Debenture
                  6.50%, 08/01/28   ..........................  $    979,967
  1,000,000       Target Corp.
                  5.95%, 05/15/06   ..........................     1,031,917
    200,000       Tele-Communications, Inc., Debenture
                  9.80%, 02/01/12   ..........................       228,315
  2,000,000       Tele-Communications, Inc., Senior Note
                  7.25%, 08/01/05   ..........................     2,076,028
  1,000,000       Texaco Capital, Inc.
                  8.50%, 02/15/03   ..........................     1,047,151
    750,000       Time Warner, Inc.
                  6.95%, 01/15/28   ..........................       648,474
  1,000,000       Tyco International Group S.A., Yankee
                  4.95%, 08/01/03   ..........................       892,790
  2,000,000       Tyco International Group S.A., Yankee
                  6.13%, 01/15/09   ..........................     1,588,300
    200,000       Tyco International Group S.A., Yankee
                  6.88%, 01/15/29   ..........................       149,230
    230,000       U.S. Bank N.A., Subordinated Note
                  6.38%, 08/01/11   ..........................       233,651
  3,250,000       Unilever Capital Corp.
                  6.75%, 11/01/03   ..........................     3,407,430
    670,000       United Parcel Service, Debenture
                  8.38%, 04/01/30 (B).........................       820,231
  1,000,000       United Technology Corp.
                  6.50%, 06/01/09   ..........................     1,054,184
  2,000,000       Sprint Corp.
                  9.50%, 04/01/03   ..........................     2,107,892
    250,000       Vodafone Group, Plc
                  7.75%, 02/15/10   ..........................       267,824
    250,000       Verizon Communications, Debenture
                  6.46%, 04/15/08
                  Insured: MBIA     ..........................       258,892
    315,000       Wachovia Corp.
                  7.50%, 07/15/06   ..........................       338,889
  1,000,000       Wal-Mart Stores, Inc.
                  7.55%, 02/15/30   ..........................     1,138,913
  1,000,000       Weyerhaeuser Co.
                  6.00%, 08/01/06   ..........................     1,007,540
    415,000       WorldCom, Inc.
                  8.25%, 05/15/31   ..........................       182,897
                                                                ------------
                  TOTAL CORPORATE NOTES AND BONDS .              108,695,146
                                                                ------------
                  (Cost $106,837,234)

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 14.03%

                  FEDERAL NATIONAL
                  MORTGAGE ASSOCIATION - 7.14%

  2,403,858       6.12%, 10/01/08, Pool # 380999..............     2,506,022
    326,767       6.00%, 01/01/09, Pool # 269929..............       338,101
  1,555,000       6.38%, 06/15/09.............................     1,644,291
  1,000,000       7.25%, 01/15/10.............................     1,113,151
     99,809       6.50%, 03/01/11, Pool # 343824..............       103,832
    115,168       6.00%, 06/01/14, Pool # 484967..............       117,832
  1,269,983       6.00%, 06/01/14, Pool # 499193..............     1,299,351
    584,509       6.00%, 06/01/14, Pool # 500131..............       598,025
    927,517       7.00%, 03/01/15, Pool # 535200..............       969,834
    570,303       7.50%, 06/01/15, Pool # 540078..............       602,383


                       SEE NOTES TO FINANCIAL STATEMENTS.

ASSET ALLOCATION FUND

APRIL 30, 2002 (UNAUDITED)


   PAR VALUE                                                       VALUE
  ----------                                                     ---------


                  FEDERAL NATIONAL
                  MORTGAGE ASSOCIATION (CONTINUED)

$   513,027       7.50%, 08/01/15, Pool # 548844..............  $    541,885
    310,203       7.50%, 09/01/15, Pool # 552002..............       327,652
  2,000,000       7.00%, 02/01/31, Pool # 567157..............     2,065,625
  2,006,911       5.50%, 05/01/16, Pool # 357124..............     1,994,367
    117,799       7.00%, 07/01/16, Pool # 253881..............       123,100
    142,146       6.50%, 01/01/26, Pool # 303676..............       145,211
  2,250,000       6.25%, 05/15/29.............................     2,242,712
    263,748       8.00%, 12/01/29, Pool # 535031..............       279,655
    476,121       8.00%, 04/01/30, Pool # 526425..............       502,903
    636,146       8.00%, 04/01/30, Pool # 531218..............       671,930
    270,070       8.00%, 04/01/30, Pool # 534220..............       285,262
    153,484       8.00%, 04/01/30, Pool # 537131..............       162,117
    113,218       8.00%, 05/01/30, Pool # 534205..............       119,586
  1,000,000       7.25%, 05/15/30.............................     1,127,636
  2,289,894       7.50%, 02/01/31, Pool # 595387..............     2,393,655
  2,325,669       6.00%, 07/01/31, Pool # 594716..............     2,300,959
  4,320,805       7.00%, 07/01/31, Pool # 596213..............     4,462,581
    181,602       8.00%, 07/01/31, Pool # 593098..............       191,817
    428,089       7.50%, 08/01/31, Pool # 253929..............       447,487
  6,635,100       6.50%, 08/01/31, Pool # 595999..............     6,722,186
  3,795,583       6.50%, 10/01/31, Pool # 254007..............     3,845,400
                                                                ------------
                                                                  40,246,548
                                                                ------------

                  GOVERNMENT NATIONAL
                  MORTGAGE ASSOCIATION - 2.97%

    116,161       6.00%, 04/15/13, Pool # 471839..............       119,791
    151,833       6.50%, 05/15/13, Pool # 473566..............       158,286
    119,186       6.50%, 06/15/13, Pool # 476470..............       124,251
    199,140       6.50%, 08/15/13, Pool # 486453..............       207,603
     45,082       6.50%, 11/15/13, Pool # 454228..............        46,998
    128,432       6.50%, 11/15/13, Pool # 477529..............       133,890
    611,645       6.50%, 11/15/13, Pool # 483663..............       637,640
    113,367       6.50%, 11/15/13, Pool # 493623..............       118,185
  1,737,260       7.00%, 11/15/13, Pool # 780921..............     1,830,095
    327,495       6.50%, 07/15/14, Pool # 494014..............       340,697
    201,690       9.00%, 12/15/17, Pool # 780201..............       222,363
     54,546       7.50%, 06/15/23, Pool # 346618..............        57,836
    273,580       7.50%, 01/15/26, Pool # 417191..............       288,884
    141,946       6.50%, 01/15/29, Pool # 482909..............       144,386
  1,821,621       6.00%, 03/15/29, Pool # 476986..............     1,811,375
    640,143       6.50%, 03/15/29, Pool # 464613..............       651,146
    660,350       6.50%, 04/15/29, Pool # 473682..............       671,699
    672,801       6.50%, 04/15/29, Pool # 483349..............       684,364
  1,360,358       6.50%, 04/15/29, Pool # 488234..............     1,383,739
  1,712,351       6.50%, 05/15/29, Pool # 487199..............     1,741,782
    424,104       7.00%, 05/15/29, Pool # 507929..............       438,550
    680,178       7.00%, 09/15/29, Pool # 510394..............       703,346
    812,453       7.50%, 09/15/29, Pool # 466164..............       854,345
    390,014       7.50%, 09/15/29, Pool # 478707..............       410,124
     40,042       7.50%, 09/15/29, Pool # 510409..............        42,107
    275,199       7.50%, 09/15/29, Pool # 510424..............       289,389
    447,510       7.50%, 09/15/29, Pool # 511482..............       470,584
     97,350       8.50%, 12/15/30, Pool # 781222..............       104,408
  1,641,935       7.00%, 06/15/31, Pool # 426776..............     1,697,863
    341,782       6.50%, 07/15/31, Pool # 555841..............       346,802
                                                                ------------
                                                                  16,732,528
                                                                ------------

   PAR VALUE                                                       VALUE
  ----------                                                     ---------


                  FEDERAL HOME LOAN
                  MORTGAGE CORPORATION - 2.63%

$ 1,800,000       6.25%, 07/15/04.............................  $  1,898,194
    500,000       6.70%, 01/09/07.............................       539,885
    500,000       5.75%, 03/15/09.............................       512,831
  1,725,000       6.63%, 09/15/09.............................     1,850,445
  1,500,000       6.00%, 06/15/11.............................     1,533,645
  1,200,000       5.75%, 01/15/12.............................     1,200,805
    157,267       7.50%, 07/01/15, Pool # E80965, Gold .......       165,867
      9,667       7.50%, 08/01/15, Pool # E81252, Gold .......        10,195
    346,019       8.00%, 09/01/15, Pool # E00881, Gold .......       366,996
    206,674       6.50%, 07/01/16, Pool # E00996, Gold .......       213,198
  1,789,628       6.00%, 11/01/28, Pool # C00680, Gold .......     1,784,035
    399,603       7.00%, 04/01/29, Pool # C00756, Gold .......       413,839
    578,778       7.50%, 01/01/30, Pool # C35185, Gold .......       605,004
    150,000       6.75%, 03/15/31.............................       159,701
    286,448       6.50%, 07/01/31, Pool # C55192, Gold .......       290,476
    229,639       7.00%, 06/01/31, Pool # C01188, Gold .......       237,102
  2,926,021       7.00%, 08/01/31, Pool # C01211, Gold .......     3,021,116
                                                                ------------
                                                                  14,803,334
                                                                ------------

                  U.S. TREASURY BONDS - 0.79%

    500,000       12.00%, 08/15/13............................       690,195
    950,000       7.50%, 11/15/16.............................     1,127,420
    720,000       8.88%, 08/15/17.............................       958,303
    150,000       8.13%, 08/15/19.............................       189,856
  1,100,000       7.88%, 02/15/21.............................     1,370,832
    120,000       5.38%, 02/15/31.............................       116,231
                                                                ------------
                                                                   4,452,837
                                                                ------------

                  U.S. TREASURY NOTES - 0.28%

  1,175,000       5.63%, 05/15/08.............................     1,229,757
    350,000       4.88%, 02/15/12.............................       344,258
                                                                ------------
                                                                   1,574,015
                                                                ------------

                  FEDERAL FARM CREDIT BANK - 0.18%

  1,000,000       6.00%, 01/07/08, MTN........................     1,042,469
                                                                ------------

                  FEDERAL HOME LOAN BANK - 0.04%

    250,000       5.80%, 09/02/08.............................       256,685
                                                                ------------
                  TOTAL U.S. GOVERNMENT AND AGENCY
                  OBLIGATIONS ................................    79,108,416
                                                                ------------
                  (Cost $76,408,011)

ASSET-BACKED SECURITIES - 3.25%
    500,000       Carco Auto Loan Master Trust
                  Series 1999-4, Class A
                  6.43%, 11/15/04   ..........................       510,787
  3,310,000       Chase Manhattan Auto Owner Trust
                  Series 2001-A, Class A-4
                  5.07%, 02/15/08   ..........................     3,391,413
  1,200,000       Chase Manhattan Auto Owner Trust
                  Series 2001-B, Class A-4
                  3.80%, 05/15/08   ..........................     1,184,740


                       SEE NOTES TO FINANCIAL STATEMENTS.

ASSET ALLOCATION FUND

APRIL 30, 2002 (UNAUDITED)

   PAR VALUE                                                        VALUE
  ----------                                                      ---------

ASSET-BACKED SECURITIES (CONTINUED)
$ 1,550,000       Chemical Master Credit Card Trust I
                  Series 1996-2, Class A
                  5.98%, 09/15/08   ..........................  $  1,622,869
  1,125,000       Citibank Credit Card Issuance Trust
                  Series 2002-A, Class A-1
                  4.95%, 02/09/09   ..........................     1,112,468
  4,375,000       Discover Card Master Trust I
                  Series 2001-6, Class A
                  5.75%, 12/15/08   ..........................     4,531,262
  1,000,000       Honda Auto Receivables Owner Trust
                  Series 2001-2, Class A-4
                  5.09%, 10/18/06   ..........................     1,027,960
     10,483       Green Tree Financial Corp.
                  Series 1999-5, Class A-2
                  6.77%, 04/01/31   ..........................        10,525
    900,000       MBNA Credit Card Master Trust
                  Series 2002-A1, Class A-1
                  4.95%, 06/15/09   ..........................       902,567
  1,383,368       Premier Auto Trust
                  Series 1999-3, Class A-4
                  6.43%, 03/08/04   ..........................     1,411,513
    303,055       Rural Housing Trust
                  Series 1987-1, Class D, CMO
                  6.33%, 04/01/26   ..........................       311,692
    125,000       Sears Credit Account Master Trust
                  Series 1996-4, Class A
                  6.45%, 10/16/06   ..........................       126,379
    500,000       Toyota Auto Receivables Owner Trust
                  Series 2001-C, Class A-4
                  4.72%, 09/15/08   ..........................       509,070
  1,600,000       Wells Fargo Auto Trust
                  Series 2001-A, Class A-4
                  5.07%, 03/15/08   ..........................     1,643,710
                                                                ------------
                  TOTAL ASSET-BACKED SECURITIES ..............    18,296,955
                                                                ------------
                  (Cost $17,946,563)

FOREIGN BONDS (A) - 2.86%
  1,500,000       Deutsche Ausgleichsbank
                  7.00%, 06/23/05   ..........................     1,624,455
  3,500,000       Diageo Capital Plc
                  6.00%, 03/27/03   ..........................     3,597,300
  1,000,000       Diageo Capital Plc, Yankee
                  6.13%, 08/15/05   ..........................     1,052,092
    250,000       France Telecom
                  8.25%, 03/01/11 (B).........................       254,443
    350,000       France Telecom
                  9.00%, 03/01/31 (B).........................       367,982
  2,720,000       Hydro-Quebec, Series JL
                  6.30%, 05/11/11   ..........................     2,800,398
    300,000       Hydro-Quebec, Yankee, Series HH
                  8.50%, 12/01/29   ..........................       370,718
  1,610,000       Kingdom of Spain
                  7.00%, 07/19/05   ..........................     1,741,051
  1,500,000       Oesterrichische Kontrollbank AG
                  5.50%, 01/20/06   ..........................     1,552,875
    360,000       Province of Nova Scotia
                  5.75%, 02/27/12   ..........................       355,642

   PAR VALUE                                                        VALUE
  ----------                                                      ---------

FOREIGN BONDS (CONTINUED)
$ 1,250,000       Province of Ontario
                  6.00%, 02/21/06   ..........................  $  1,306,776
    400,000       Republic of Italy
                  4.38%, 10/25/06   ..........................       391,188
    600,000       Republic of Italy, Series D
                  5.25%, 04/05/06   ..........................       609,975
    100,000       Republic of South Africa
                  7.38%, 04/25/12   ..........................        99,650
                                                                ------------
                  TOTAL FOREIGN BONDS.........................    16,124,545
                                                                ------------
                  (Cost $15,655,591)

MUNICIPAL SECURITY - 0.29%
  1,500,000       New Jersey State, EDA
                  State Pension Funding Revenue
                  Series A, AMT
                  7.43%, 02/15/29
                  Insured: MBIA     ..........................     1,654,335
                                                                ------------
                  TOTAL MUNICIPAL SECURITY ...................     1,654,335
                                                                ------------
                  (Cost $1,630,805)

REPURCHASE AGREEMENT - 5.21%
 29,385,000       Repurchase Agreement with:
                  Credit Suisse First Boston Corp.
                  1.88%, Due 05/01/2002, dated 04/30/2002
                  Repurchase Price $29,386,535
                  (Collateralized by U.S. Treasury
                  Bonds & Notes, 2.75% - 13.25% Due
                  08/15/2003 - 11/15/2028;
                  Total Par $25,833,190
                  Market Value $29,972,755)...................    29,385,000
                                                                ------------
                  TOTAL REPURCHASE AGREEMENT .................    29,385,000
                                                                ------------
                  (Cost $29,385,000)

TOTAL INVESTMENTS - 99.80%....................................   562,601,865
                                                                ------------
(Cost $536,970,407)

NET OTHER ASSETS AND LIABILITIES - 0.20%......................     1,105,664
                                                                ------------

NET ASSETS - 100.00%..........................................  $563,707,529
                                                                ============

--------------------------------------------
*      Non-income producing security.
(A)    U.S. Dollar Denominated
(B) Interest rate steps up periodically to maturity. The interest rate shown reflects the rate in effect on April 30, 2002.
(C) Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. On April 30, 2002 these securities amounted to $6,175,907 or 1.10% of net assets.
AMT Alternative Minimum Tax. Private activity obligations the interest on which is subject to federal AMT for individuals.
CMO    Collateralized Mortgage Obligation
EDA    Economic Development Authority
MBIA   Municipal Bond Insurance Association
MTN    Medium Term Note


                       SEE NOTES TO FINANCIAL STATEMENTS.

EQUITY INCOME FUND

PORTFOLIO OF INVESTMENTS
APRIL 30, 2002 (UNAUDITED)

    SHARES                                                          VALUE
  ----------                                                      ---------

COMMON STOCKS - 98.12%

                  CONSUMER STAPLES - 22.21%

    105,000       Abbott Laboratories.........................  $  5,664,750
     90,000       Aetna, Inc..................................     4,284,000
    113,000       Baxter International, Inc...................     6,429,700
    200,000       ConAgra Foods, Inc..........................     4,900,000
     90,000       Johnson & Johnson Co........................     5,747,400
    110,000       Merck & Co., Inc............................     5,977,400
     50,000       PepsiCo, Inc................................     2,595,000
    170,000       Pfizer, Inc.................................     6,179,500
    160,000       Pharmacia Corp..............................     6,596,800
     43,000       Procter & Gamble Co.........................     3,881,180
    113,000       Wyeth.......................................     6,441,000
                                                                ------------
                                                                  58,696,730
                                                                ------------

                  FINANCE - 19.94%

     70,000       American International Group, Inc.               4,838,400
     75,000       Bank of America Corp........................     5,436,000
    120,000       Citigroup, Inc..............................     5,196,000
    270,000       Equity Office Properties Trust, REIT             7,730,100
     75,000       Fannie Mae..................................     5,919,750
    250,000       Simon Property Group, Inc...................     8,437,500
    325,000       U.S. Bancorp................................     7,702,500
    145,000       Wells Fargo & Co............................     7,416,750
                                                                ------------
                                                                  52,677,000
                                                                ------------

                  ENERGY - 16.46%

    170,000       Baker Hughes, Inc...........................     6,405,600
     50,000       BP Plc, ADR.................................     2,540,000
    300,000       Conoco, Inc.................................     8,415,000
     70,000       El Paso Corp................................     2,800,000
    210,000       Exxon Mobil Corp............................     8,435,700
    160,000       Kerr-McGee Corp.............................     9,568,000
     50,000       Schlumberger, Ltd...........................     2,737,500
    135,000       Williams Cos., Inc..........................     2,578,500
                                                                ------------
                                                                  43,480,300
                                                                ------------

                  TECHNOLOGY - 9.44%

    100,000       Automatic Data Processing, Inc..............     5,084,000
    130,000       Electronic Data Systems Corp................     7,053,800
     40,000       IBM Corp....................................     3,350,400
    100,000       Intel Corp..................................     2,861,000
    225,000       Molex, Inc., Class A........................     6,597,000
                                                                ------------
                                                                  24,946,200
                                                                ------------

                  INDUSTRIAL - 8.81%

     50,000       3M Co.......................................     6,290,000
    205,000       General Electric Co.........................     6,467,750
     90,000       United Technologies Corp....................     6,315,300
    160,000       Waste Management, Inc.......................     4,214,400
                                                                ------------
                                                                  23,287,450
                                                                ------------

    SHARES                                                          VALUE
  ----------                                                      ---------

                  COMMUNICATIONS - 6.96%

    600,000       Lucent Technologies, Inc.*..................   $ 2,760,000
    100,000       Nokia OYJ, ADR..............................     1,626,000
    225,000       SBC Communications, Inc.....................     6,988,500
    175,000       Verizon Communications, Inc.................     7,019,250
                                                                ------------
                                                                  18,393,750
                                                                ------------

                  CONSUMER CYCLICAL - 6.71%

    255,000       Delphi Corp.................................     3,965,250
    200,000       McDonald's Corp.............................     5,680,000
    185,000       Target Corp.................................     8,075,250
                                                                ------------
                                                                  17,720,500
                                                                ------------

                  UTILITIES - 6.69%

    100,000       Consolidated Edison, Inc....................     4,359,000
    100,000       Public Service Enterprise Group, Inc. ......     4,635,000
     85,000       TXU Corp....................................     4,625,700
    150,000       WGL Holdings, Inc...........................     4,065,000
                                                                ------------
                                                                  17,684,700
                                                                ------------

                  BASIC MATERIALS - 0.90%

     40,000       Weyerhaeuser Co.............................     2,384,400
                                                                ------------
                  TOTAL COMMON STOCKS ........................   259,271,030
                                                                ------------
                  (Cost $251,217,945)
   PAR VALUE
  ----------

U.S. GOVERNMENT OBLIGATION - 0.76%

                           U.S. TREASURY BOND - 0.76%

$ 1,700,000       7.50%, 11/15/16.............................     2,017,489
                                                                ------------
                  TOTAL U.S. GOVERNMENT OBLIGATION ...........    2,017,489
                                                                ------------
                  (Cost $1,678,491)

REPURCHASE AGREEMENT - 1.87%
  4,954,000       Repurchase Agreement with:
                  Credit Suisse First Boston Corp.
                  1.88%, Due 05/01/2002, dated 04/30/2002
                  Repurchase Price $4,954,259
                  (Collateralized by U.S. Treasury
                  Bonds & Notes, 2.75% - 13.25%
                  Due 08/15/2003 - 11/15/2028;
                  Total Par $4,355,202
                  Market Value $5,053,089)....................     4,954,000
                                                                ------------
                  TOTAL REPURCHASE AGREEMENT .................     4,954,000
                                                                ------------
                  (Cost $4,954,000)

TOTAL INVESTMENTS - 100.75%...................................   266,242,519
                                                                ------------
(Cost $257,850,436)

NET OTHER ASSETS AND LIABILITIES  - (0.75)%...................    (1,993,656)
                                                                ------------

NET ASSETS - 100.00%..........................................  $264,248,863
                                                                ============

-------------------------------------------------
*      Non-income producing security.
ADR    American Depositary Receipt
REIT   Real Estate Investment Trust

                       SEE NOTES TO FINANCIAL STATEMENTS.

GROWTH AND INCOME FUND

PORTFOLIO OF INVESTMENTS
APRIL 30, 2002 (UNAUDITED)

    SHARES                                                          VALUE
  ----------                                                      ---------

COMMON STOCKS - 92.04%

                  CONSUMER STAPLES - 19.62%

    320,000       Anheuser-Busch Cos., Inc....................  $ 16,960,000
    281,500       Avery Dennison Corp.........................    18,030,075
    217,500       Bristol-Myers Squibb Co.....................     6,264,000
    270,000       Genzyme Corp.*..............................    11,053,800
    160,000       Guidant Corp.*..............................     6,016,000
    593,850       HEALTHSOUTH Corp.*..........................     8,967,135
    251,400       Johnson & Johnson Co........................    16,054,404
    170,000       Medtronic, Inc..............................     7,597,300
    172,000       Merck & Co., Inc............................     9,346,480
    240,950       PepsiCo, Inc................................    12,505,305
    191,000       Pfizer, Inc.................................     6,942,850
    408,800       Pharmacia Corp..............................    16,854,824
    257,600       Wyeth.......................................    14,683,200
                                                                ------------
                                                                 151,275,373
                                                                ------------

                  FINANCE - 19.39%

    280,000       Aflac, Inc..................................     8,372,000
    166,850       American International Group, Inc. .........    11,532,672
    250,000       Bank of America Corp........................    18,120,000
    419,160       Bank One Corp...............................    17,131,069
    138,000       Chubb Corp..................................    10,584,600
    100,000       CIGNA Corp..................................    10,900,000
    466,400       Citigroup, Inc..............................    20,195,120
    194,400       Countrywide Credit Industries, Inc.              9,080,424
    255,000       Lincoln National Corp.......................    12,214,500
    384,060       Morgan (J.P.) Chase & Co....................    13,480,506
    350,150       Wells Fargo & Co............................    17,910,173
                                                                ------------
                                                                 149,521,064
                                                                ------------

                  TECHNOLOGY - 12.15%

    400,400       Avnet, Inc..................................    10,258,248
    400,000       BMC Software, Inc.*.........................     5,784,000
    191,500       Computer Sciences Corp.*....................     8,588,775
    235,000       Electronic Data Systems Corp................    12,751,100
    459,000       Hewlett-Packard Co..........................     7,848,900
    138,800       IBM Corp....................................    11,625,888
    400,000       Intel Corp..................................    11,444,000
    246,500       Microsoft Corp.*............................    12,882,090
    404,600       Texas Instruments, Inc......................    12,514,278
                                                                ------------
                                                                  93,697,279
                                                                ------------

                  ENERGY - 10.29%

    378,600       Baker Hughes, Inc...........................    14,265,648
    270,000       BP Amoco Plc, ADR...........................    13,716,000
    408,108       Exxon Mobil Corp............................    16,393,698
    139,550       Kerr-McGee Corp.............................     8,345,090
    236,700       Schlumberger, Ltd...........................    12,959,325
    386,000       Transocean Sedco Forex, Inc.................    13,703,000
                                                                ------------
                                                                  79,382,761
                                                                ------------

    SHARES                                                          VALUE
  ----------                                                      ---------


                  INDUSTRIAL - 9.74%

    132,500       3M Co.......................................   $16,668,500
    429,950       General Electric Co.........................    13,564,923
    324,700       Honeywell International, Inc................    11,909,996
    560,400       Tyco International, Ltd.....................    10,339,380
    214,700       United Technologies Corp....................    15,065,499
    287,500       Waste Management, Inc.......................     7,572,750
                                                                ------------
                                                                  75,121,048
                                                                ------------

                  CONSUMER CYCLICAL - 7.96%

    469,914       Ford Motor Co...............................     7,518,624
    429,250       Lowe's Cos., Inc............................    18,152,982
    352,950       McDonald's Corp.............................    10,023,780
    277,300       Sherwin-Williams Co.........................     8,521,429
    860,000       Staples, Inc.*..............................    17,174,200
                                                                ------------
                                                                  61,391,015
                                                                ------------

                  COMMUNICATIONS - 7.85%

    250,000       Cisco Systems, Inc.*........................     3,662,500
    422,000       Harris Corp.................................    15,280,620
    675,000       Motorola, Inc...............................    10,395,000
    113,000       Omnicom Group, Inc..........................     9,858,120
    475,000       Qwest Communications International, Inc.*        2,389,250
    299,700       SBC Communications, Inc.....................     9,308,682
    239,740       Verizon Communications, Inc.................     9,615,971
                                                                ------------
                                                                  60,510,143
                                                                ------------

                  BASIC MATERIALS - 3.33%

    313,000       CenturyTel, Inc.............................     8,670,100
    396,400       Pall Corp...................................     8,245,120
    167,100       PPG Industries, Inc.........................     8,741,001
                                                                ------------
                                                                  25,656,221
                                                                ------------

                  TRANSPORTATION - 1.71%

    128,700       British Airways Plc, ADR*...................     4,427,280
    318,000       Burlington Northern Santa Fe Corp.               8,741,820
                                                                ------------
                                                                  13,169,100
                                                                ------------
                  TOTAL COMMON STOCKS ........................   709,724,004
                                                                ------------
                  (Cost $610,660,004)



                       SEE NOTES TO FINANCIAL STATEMENTS.

GROWTH AND INCOME FUND

APRIL 30, 2002 (UNAUDITED)

    SHARES                                                          VALUE
  ----------                                                      ---------


REPURCHASE AGREEMENT - 8.15%
$62,873,000       Repurchase Agreement with:
                  Credit Suisse First Boston Corp.
                  1.88%, Due 05/01/2002, dated 04/30/2002
                  Repurchase Price $62,876,283
                  (Collateralized by U.S. Treasury
                  Bonds & Notes, 2.75% - 13.25%
                  Due 08/15/2003 - 11/15/2028;
                  Total Par $55,273,443
                  Market Value $64,130,578)...................  $ 62,873,000
                                                                ------------
                  TOTAL REPURCHASE AGREEMENT .................    62,873,000
                                                                ------------
                  (Cost $62,873,000)

TOTAL INVESTMENTS - 100.19%...................................   772,597,004
                                                                ------------
(Cost $673,533,004)

NET OTHER ASSETS AND LIABILITIES  - (0.19)%...................    (1,434,089)
                                                                ------------

NET ASSETS - 100.00%..........................................  $771,162,915
                                                                ============

-----------------------------------------
*      Non-income producing security.
ADR    American Depositary Receipt


                       SEE NOTES TO FINANCIAL STATEMENTS.

STRATEGIC EQUITY FUND

PORTFOLIO OF INVESTMENTS
APRIL 30, 2002 (UNAUDITED)


     SHARES                                                        VALUE
    ---------                                                    ---------


COMMON STOCKS - 91.29%

                  FINANCE - 22.78%

     27,000       ACE, Ltd....................................  $  1,175,040
     18,000       AFLAC, Inc..................................       538,200
     20,800       American Express Co.........................       853,008
     10,800       AON Corp....................................       385,884
      7,290       Bank of America Corp........................       528,379
      5,400       CIGNA Corp..................................       588,600
     10,000       Citigroup, Inc..............................       433,000
    136,000       Conseco, Inc.*..............................       507,280
     12,000       John Hancock Financial Services, Inc. ......       463,200
     12,150       MBIA, Inc...................................       655,250
     12,150       Morgan (J.P.) Chase & Co....................       426,465
     11,500       Travelers Property Casualty Corp., Class A*        213,785
     29,700       UnumProvident Corp..........................       838,728
     18,900       Washington Mutual, Inc......................       713,097
                                                                ------------
                                                                   8,319,916
                                                                ------------

                  ENERGY - 17.36%

     10,000       Anadarko Petroleum Corp.....................       538,200
     18,000       Baker Hughes, Inc...........................       678,240
     20,000       BJ Services Co.*............................       734,800
     10,600       El Paso Corp................................       424,000
      7,560       Kerr-McGee Corp.............................       452,088
     26,000       Marathon Oil Corp...........................       755,560
     20,250       National-Oilwell, Inc.*.....................       538,042
     13,230       Noble Affiliates, Inc.......................       516,631
     13,000       Noble Drilling Corp.*.......................       563,550
     27,000       Ocean Energy, Inc...........................       577,800
      8,050       Smith International, Inc.*..................       563,903
                                                                ------------
                                                                   6,342,814
                                                                ------------

                           CONSUMER CYCLICAL - 14.56%

     16,200       CVS Corp....................................       542,376
     33,000       Delphi Corp.................................       513,150
     40,000       Gap (The), Inc..............................       564,400
     11,610       Grainger (W.W.), Inc........................       650,973
     10,800       Lowe's Cos., Inc............................       456,732
     30,000       Matsushita Electric
                  Industrial Co., Ltd., ADR...................       406,500
     21,000       McDonald's Corp.............................       596,400
     40,500       Office Depot, Inc.*.........................       775,170
     12,690       TJX Cos., Inc...............................       553,030
     15,000       Toys `R' Us, Inc.*..........................       259,050
                                                                ------------
                                                                   5,317,781
                                                                ------------

                            CONSUMER STAPLES - 11.15%

     18,500       Aetna, Inc..................................       880,600
     16,100       Bristol-Myers Squibb Co.....................       463,680
     40,000       ConAgra Foods, Inc..........................       980,000
     17,000       Merck & Co., Inc............................       923,780
     20,000       Pharmacia Corp..............................       824,600
                                                                ------------
                                                                   4,072,660
                                                                ------------


                             COMMUNICATIONS - 10.00%

     50,000       AT&T Corp...................................  $    656,000
      8,100       Gannett Co., Inc............................       593,730
     21,600       Harte-Hanks, Inc............................       693,792
    110,000       Lucent Technologies, Inc.*..................       506,000
     18,900       Nokia Corp., Class A, ADR...................       307,314
     55,000       Qwest Communications International, Inc. ...       276,650
     39,000       Sprint Corp.-FON Group......................       618,150
                                                                ------------
                                                                   3,651,636
                                                                ------------

                  TECHNOLOGY - 8.47%

     22,050       American Management Systems, Inc.*                 504,504
     16,200       Computer Sciences Corp.*....................       726,570
     17,550       Diebold, Inc................................       663,741
     14,000       Electronic Data Systems Corp................       759,640
     15,000       Molex, Inc., Class A........................       439,800
                                                                ------------
                                                                   3,094,255
                                                                ------------

                  INDUSTRIAL - 6.97%

     26,000       Sonoco Products Co..........................       751,400
     16,200       Textron, Inc................................       796,716
     14,040       Tyco International, Ltd.....................       259,038
     28,000       Waste Management, Inc.......................       737,520
                                                                ------------
                                                                   2,544,674
                                                                ------------
                  TOTAL COMMON STOCKS ........................    33,343,736
                                                                ------------
                  (Cost $33,580,223)

   PAR VALUE
  ----------

REPURCHASE AGREEMENT - 9.02%
$ 3,295,000       Repurchase Agreement with:
                  Credit Suisse First Boston Corp.
                  1.88%, Due 05/01/2002, dated 04/30/2002
                  Repurchase Price $3,295,172
                  (Collateralized by U.S. Treasury
                  Bonds & Notes, 2.75% - 13.25%
                  Due 08/15/2003 - 11/15/2028;
                  Total Par $2,896,728
                  Market Value $3,360,906)....................     3,295,000
                                                                ------------
                  TOTAL REPURCHASE AGREEMENT .................     3,295,000
                                                                ------------
                  (Cost $3,295,000)

TOTAL INVESTMENTS - 100.31%...................................    36,638,736
                                                                ------------
(Cost $36,875,223)

NET OTHER ASSETS AND LIABILITIES  - (0.31)%...................      (113,734)
                                                                ------------

NET ASSETS - 100.00%..........................................  $ 36,525,002
                                                                ============

--------------------------------------
*      Non-income producing security.
ADR    American Depositary Receipt


                       SEE NOTES TO FINANCIAL STATEMENTS.

EQUITY VALUE FUND

PORTFOLIO OF INVESTMENTS
APRIL 30, 2002 (UNAUDITED)


     SHARES                                                         VALUE
   ----------                                                     ---------

COMMON STOCKS - 98.53%

                  CONSUMER CYCLICAL - 19.70%

     56,800       AMR Corp.*..................................  $  1,219,496
    198,600       Barnes & Noble, Inc.*.......................     6,001,692
    160,000       BJ's Wholesale Club, Inc.*..................     7,140,800
    235,000       Carnival Corp...............................     7,827,850
     79,300       Centex Corp.................................     4,464,590
    180,000       Circuit City Stores-Circuit City Group .....     3,880,800
    109,400       CVS Corp....................................     3,662,712
    106,400       International Game Technology*..............     6,697,880
    200,600       Jones Apparel Group, Inc.*..................     7,813,370
     44,000       KB Home.....................................     2,193,400
    289,510       Limited, Inc................................     5,547,012
    141,600       Office Depot, Inc.*.........................     2,710,224
    200,000       Penney (J.C.) Co., Inc......................     4,348,000
    300,000       Royal Carribean Cruises, Ltd................     7,077,000
     64,000       Talbots, Inc................................     2,201,600
    152,900       TJX Cos., Inc...............................     6,663,382
    270,000       Toys `R' Us, Inc.*..........................     4,662,900
                                                                ------------
                                                                  84,112,708
                                                                ------------

                  FINANCE - 18.54%

    147,300       Bank of America Corp........................    10,676,304
    120,000       Bank of New York Co., Inc...................     4,390,800
     79,700       Capital One Financial Corp..................     4,773,233
    299,300       Charter One Financial, Inc..................    10,589,234
     34,100       Comerica, Inc...............................     2,143,185
     50,000       Goldman Sachs Group, Inc....................     3,937,500
     69,700       GreenPoint Financial Corp...................     3,446,665
    141,200       Household International, Inc................     8,230,548
    120,000       John Hancock Financial Services, Inc. ......     4,632,000
     48,500       MBIA, Inc...................................     2,615,605
    164,300       MBNA Corp...................................     5,824,435
    100,000       National City Corp..........................     3,120,000
     53,300       Radian Group, Inc...........................     2,766,270
     48,700       SouthTrust Corp.............................     1,299,316
    170,000       Stilwell Financial, Inc.....................     3,631,200
    300,000       U.S. Bancorp................................     7,110,000
                                                                ------------
                                                                  79,186,295
                                                                ------------

                  CONSUMER STAPLES - 16.07%

    100,700       Alpharma, Inc., Class A.....................     1,721,970
     79,500       Apogent Technologies, Inc.*.................     1,844,400
     45,000       Barr Laboratories, Inc.*....................     2,999,250
    120,000       Beckman Coulter, Inc........................     5,732,400
    260,100       Caremark Rx, Inc.*..........................     5,592,150
    478,200       Cendant Corp.*..............................     8,602,818
    151,300       Convergys Corp.*............................     4,186,471
    370,000       HEALTHSOUTH Corp.*..........................     5,587,000
     65,100       ICN Pharmaceuticals, Inc....................     1,800,666
    100,000       Invitrogen Corp.*...........................     3,468,000
    280,300       IVAX Corp.*.................................     3,307,540
    341,300       Kroger Co.*.................................     7,771,401
     89,500       Merck & Co., Inc............................     4,863,430
    116,100       Omnicare, Inc...............................     3,104,514


     SHARES                                                         VALUE
   ----------                                                     ---------

                  CONSUMER STAPLES (CONTINUED)

    200,000       Sara Lee Corp...............................  $  4,236,000
     50,800       Wellpoint Health Networks, Inc.*............     3,814,064
                                                                ------------
                                                                  68,632,074
                                                                ------------

                  TECHNOLOGY - 14.66%

    119,600       Affiliated Computer Services, Inc.
                  Class A* ...................................     6,466,772
    374,200       Cadence Design Systems, Inc.*...............     7,663,616
    405,621       Compaq Computer Corp........................     4,117,053
    359,300       Computer Associates International, Inc. ....     6,682,980
    102,500       Computer Sciences Corp.*....................     4,597,125
    150,000       Electronic Data Systems Corp................     8,139,000
     75,600       First Data Corp.............................     6,009,444
    286,200       IMS Health, Inc.............................     5,898,582
    157,000       International Rectifier Corp.*..............     7,240,840
    440,300       Oracle Corp.*...............................     4,420,612
     56,100       Siebel Systems, Inc.*.......................     1,357,059
                                                                ------------
                                                                  62,593,083
                                                                ------------

                  INDUSTRIAL - 14.13%

    220,000       Applera Corp. - Applied Biosystems
                  Group ......................................     3,766,400
    140,000       Celestica, Inc.*............................     3,878,000
     93,700       FedEx Corp.*................................     4,841,479
     70,000       Fisher Scientific International, Inc.* .....     1,993,600
    270,100       Flextronics International, Ltd.*............     3,740,885
    220,000       General Electric Co.........................     6,941,000
    212,900       Honeywell International, Inc................     7,809,172
    149,500       Precision Castparts Corp....................     5,287,815
    350,000       Sanmina-SCI Corp.*..........................     3,640,000
    300,000       Smurfit-Stone Container Corp.*..............     4,872,000
    470,400       Tyco International, Ltd.....................     8,678,880
     70,000       United Technologies Corp....................     4,911,900
                                                                ------------
                                                                  60,361,131
                                                                ------------

                  ENERGY - 8.50%

     79,800       Anadarko Petroleum Corp.....................     4,294,836
     49,530       Apache Corp.................................     2,889,085
    400,900       BJ Services Co.*............................    14,729,066
     80,000       Nabors Industries, Inc.*....................     3,644,000
     35,400       Phillips Petroleum Co.......................     2,117,274
    120,000       Varco International, Inc.*..................     2,458,800
    322,100       Williams Cos., Inc..........................     6,152,110
                                                                ------------
                                                                  36,285,171
                                                                ------------

                  COMMUNICATIONS - 3.62%

    160,000       Check Point Software Technologies, Ltd.* ...     2,904,000
    300,000       Cisco Systems, Inc.*........................     4,395,000
    162,100       Telefonos de Mexico SA, ADR.................     6,133,864
    220,000       VeriSign, Inc.*.............................     2,035,000
                                                                ------------
                                                                  15,467,864
                                                                ------------


                       SEE NOTES TO FINANCIAL STATEMENTS.

EQUITY VALUE FUND

APRIL 30, 2002 (UNAUDITED)


     SHARES                                                        VALUE
   ----------                                                    ---------

                  UTILITIES - 1.80%

    481,000       Calpine Corp.*..............................  $  5,291,000
     55,000       Pinnacle West Capital Corp..................     2,410,100
                                                                ------------
                                                                   7,701,100
                                                                ------------

                  BASIC MATERIALS - 1.51%

     30,000       OM Group, Inc...............................     2,002,500
     94,200       Sigma Aldrich Corp..........................     4,463,196
                                                                ------------
                                                                   6,465,696
                                                                ------------
                  TOTAL COMMON STOCKS ........................   420,805,122
                                                                ------------
                  (Cost $397,325,034)

   PAR VALUE
  ----------

REPURCHASE AGREEMENT - 3.65%
$15,590,000       Repurchase Agreement with:
                  Credit Suisse First Boston Corp.
                  1.88%, Due 05/01/2002, dated 04/30/2002
                  Repurchase Price $15,590,814
                  (Collateralized by U.S. Treasury
                  Bonds & Notes, 2.75% - 13.25%
                  Due 08/15/2003 - 11/15/2028;
                  Total Par $13,705,612
                  Market Value $15,901,829)...................    15,590,000
                                                                ------------
                  TOTAL REPURCHASE AGREEMENT .................    15,590,000
                                                                ------------
                  (Cost $15,590,000)

TOTAL INVESTMENTS - 102.18%...................................   436,395,122
                                                                ------------
(Cost $412,915,034)

NET OTHER ASSETS AND LIABILITIES  - (2.18)%...................    (9,321,279)
                                                                ------------

NET ASSETS - 100.00%..........................................  $427,073,843
                                                                ============

---------------------------------------------
*      Non-income producing security.
ADR    American Depositary Receipt


                       SEE NOTES TO FINANCIAL STATEMENTS.

LARGE CAP VALUE FUND

PORTFOLIO OF INVESTMENTS
APRIL 30, 2002 (UNAUDITED)


     SHARES                                                         VALUE
   ----------                                                     ---------

COMMON STOCKS - 99.39%

                  FINANCE - 24.19%

     60,000       American International Group, Inc. .........  $  4,147,200
     70,000       Bank of America Corp........................     5,073,600
    120,000       Bank of New York Co., Inc...................     4,390,800
    120,000       Citigroup, Inc..............................     5,196,000
     60,000       Mellon Financial Corp.......................     2,265,600
    130,000       Morgan (J.P.) Chase & Co....................     4,563,000
     40,000       Morgan Stanley, Dean Witter & Co............     1,908,800
     85,000       Wells Fargo & Co............................     4,347,750
                                                                ------------
                                                                  31,892,750
                                                                ------------

                  CONSUMER STAPLES - 19.50%

     75,000       Colgate-Palmolive Co........................     3,975,750
    130,000       Gillette Co.................................     4,612,400
     80,000       Kimberly-Clark Corp.........................     5,209,600
     90,000       Merck & Co., Inc............................     4,890,600
    130,000       Pfizer, Inc.................................     4,725,500
     20,000       Pharmacia Corp..............................       824,600
     20,000       Tenet Healthcare Corp.*.....................     1,467,400
                                                                ------------
                                                                  25,705,850
                                                                ------------

                  COMMUNICATIONS - 13.12%

    140,000       BellSouth Corp..............................     4,249,000
     50,000       Cisco Systems, Inc.*........................       732,500
     75,000       Gannett Co., Inc............................     5,497,500
     25,000       McGraw-Hill Cos., Inc.......................     1,599,750
    130,000       SBC Communications, Inc.....................     4,037,800
     25,000       Viacom, Inc., Class B*......................     1,177,500
                                                                ------------
                                                                  17,294,050
                                                                ------------

                  INDUSTRIAL - 12.70%

     25,000       Deere & Co..................................     1,119,000
    120,000       General Electric Co.........................     3,786,000
    100,000       Masco Corp..................................     2,810,000
     60,000       Union Pacific Corp..........................     3,408,000
     80,000       United Technologies Corp....................     5,613,600
                                                                ------------
                                                                  16,736,600
                                                                ------------

                  TECHNOLOGY - 12.09%

     50,000       IBM Corp....................................     4,188,000
    160,000       Intel Corp..................................     4,577,600
     90,000       Microsoft Corp.*............................     4,703,400
     80,000       Texas Instruments, Inc......................     2,474,400
                                                                ------------
                                                                  15,943,400
                                                                ------------

                  ENERGY - 10.55%

    100,000       BP Plc, ADR.................................     5,080,000
     80,000       El Paso Corp................................     3,200,000
    140,000       Exxon Mobil Corp............................     5,623,800
                                                                ------------
                                                                  13,903,800
                                                                ------------

     SHARES                                                         VALUE
   ----------                                                     ---------


                  CONSUMER CYCLICAL - 6.08%

     70,000       CVS Corp....................................  $  2,343,600
    130,000       Target Corp.................................     5,674,500
                                                                ------------
                                                                   8,018,100
                                                                ------------

                  BASIC MATERIALS - 1.16%

     45,000       Alcoa, Inc..................................     1,531,350
                                                                ------------
                  TOTAL COMMON STOCKS ........................   131,025,900
                                                                ------------
                  (Cost $98,597,078)

   PAR VALUE
  ----------

REPURCHASE AGREEMENT - 0.59%
$   774,000       Repurchase Agreement with:
                  Credit Suisse First Boston Corp.
                  1.88%, Due 05/01/2002, dated 04/30/2002
                  Repurchase Price $774,040
                  (Collateralized by U.S. Treasury
                  Bonds & Notes, 2.75% - 13.25%
                  Due 08/15/2003 - 11/15/2028;
                  Total Par $680,445
                  Market Value $789,481)......................       774,000
                                                                ------------
                  TOTAL REPURCHASE AGREEMENT .................       774,000
                                                                ------------
                  (Cost $774,000)

TOTAL INVESTMENTS - 99.98%....................................   131,799,900
                                                                ------------
(Cost $99,371,078)

NET OTHER ASSETS AND LIABILITIES  - 0.02%.....................        26,743
                                                                ------------

NET ASSETS - 100.00%..........................................  $131,826,643
                                                                ============

--------------------------------------------
*      Non-income producing security.
ADR    American Depositary Receipt


                       SEE NOTES TO FINANCIAL STATEMENTS.

EQUITY GROWTH FUND

PORTFOLIO OF INVESTMENTS
APRIL 30, 2002 (UNAUDITED)


     SHARES                                                        VALUE
   ----------                                                    ---------


COMMON STOCKS - 96.46%

                  CONSUMER STAPLES - 26.02%

    450,000       Anheuser-Busch Cos., Inc....................  $ 23,850,000
    275,000       Bard (C.R.), Inc............................    15,108,500
    500,000       Baxter International, Inc...................    28,450,000
  1,000,000       Cendant Corp.*..............................    17,990,000
    550,000       Costco Wholesale Corp.*.....................    22,110,000
    175,000       Forest Laboratories, Inc.*..................    13,499,500
    475,000       Johnson & Johnson Co........................    30,333,500
    500,000       King Pharmaceuticals, Inc.*.................    15,670,000
    450,000       Kraft Foods, Inc............................    18,468,000
    450,000       Medtronic, Inc..............................    20,110,500
    350,000       Merck & Co., Inc............................    19,019,000
    450,000       PepsiCo, Inc................................    23,355,000
    750,000       Pfizer, Inc.................................    27,262,500
    450,000       Pharmacia Corp..............................    18,553,500
    250,000       Procter & Gamble Co.........................    22,565,000
    350,000       Tenet Healthcare Corp.*.....................    25,679,500
                                                                ------------
                                                                 342,024,500
                                                                ------------

                  FINANCE - 17.15%

    500,000       AFLAC, Inc..................................    14,950,000
    350,000       American International Group, Inc. .........    24,192,000
    250,000       Bank of America Corp........................    18,120,000
    600,000       Citigroup, Inc..............................    25,980,000
    275,000       Goldman Sachs Group, Inc....................    21,656,250
    319,700       Fannie Mae..................................    25,233,921
    450,000       Mellon Financial Corp.......................    16,992,000
    500,000       Morgan (J.P.) Chase & Co....................    17,550,000
    450,000       National City Corp..........................    14,040,000
  1,000,000       U.S. Bancorp................................    23,700,000
    450,000       Wells Fargo & Co............................    23,017,500
                                                                ------------
                                                                 225,431,671
                                                                ------------

                  TECHNOLOGY - 13.90%

    600,000       Applied Materials, Inc.*....................    14,592,000
    500,000       Automatic Data Processing, Inc..............    25,420,000
    400,000       Electronic Data Systems Corp................    21,704,000
    300,000       Genentech, Inc.*............................    10,650,000
    175,000       IBM Corp....................................    14,658,000
    600,000       Intel Corp..................................    17,166,000
    100,000       KLA-Tencorp Corp.*..........................     5,897,000
    700,000       Microsoft Corp.*............................    36,582,000
    400,000       Siebel Systems, Inc.*.......................     9,676,000
    400,000       Teradyne, Inc.*.............................    13,180,000
    425,000       Texas Instruments, Inc......................    13,145,250
                                                                ------------
                                                                 182,670,250
                                                                ------------

     SHARES                                                        VALUE
   ----------                                                    ---------

                  INDUSTRIAL - 13.65%

    175,000       3M Co.......................................  $ 22,015,000
    400,000       Celestica, Inc.*............................    11,080,000
  1,000,000       Flextronics International, Ltd.*............    13,850,000
  1,060,000       General Electric Co.........................    33,443,000
    210,000       Illinois Tool Works, Inc....................    15,141,000
    100,000       L-3 Communications Holdings, Inc.* .........    12,778,000
    250,000       Maxim Integrated Products, Inc.*............    12,450,000
     60,000       Northrop Grumman Corp.......................     7,239,600
    375,000       Raytheon Co.................................    15,862,500
    600,000       Tyco International, Ltd.....................    11,070,000
    350,000       United Technologies Corp....................    24,559,500
                                                                ------------
                                                                 179,488,600
                                                                ------------

                  ENERGY - 10.79%

    350,000       Baker Hughes, Inc...........................    13,188,000
    650,000       BP Amoco Plc, ADR...........................    33,020,000
    760,000       Conoco, Inc.................................    21,318,000
    350,000       El Paso Corp................................    14,000,000
    300,000       Kerr-McGee Corp.............................    17,940,000
    700,000       National-Oilwell, Inc.*.....................    18,599,000
    350,000       Noble Drilling Corp.*.......................    15,172,500
    450,000       Williams Cos., Inc..........................     8,595,000
                                                                ------------
                                                                 141,832,500
                                                                ------------

                  COMMUNICATIONS - 8.32%

    850,000       American Tower Corp., Class A*..............     4,241,500
  1,000,000       Cisco Systems, Inc.*........................    14,650,000
  1,000,000       Disney (Walt) Co............................    23,180,000
    700,000       EchoStar Communications Corp.
                  Class A* ...................................    19,040,000
  1,500,000       Liberty Media Corp., Series A*..............    16,050,000
    825,000       Nokia Corp., ADR............................    13,414,500
    400,000       Viacom, Inc., Class B*......................    18,840,000
                                                                ------------
                                                                 109,416,000
                                                                ------------

                  CONSUMER CYCLICAL - 6.63%

    400,000       Bed, Bath & Beyond, Inc.*...................    14,868,000
    400,000       CVS Corp....................................    13,392,000
    700,000       Home Depot, Inc.............................    32,459,000
    700,000       Office Depot, Inc.*.........................    13,398,000
    300,000       Target Corp.................................    13,095,000
                                                                ------------
                                                                  87,212,000
                                                                ------------
                  TOTAL COMMON STOCKS ........................ 1,268,075,521
                                                               -------------
                  (Cost $1,061,280,020)

CONVERTIBLE PREFERRED STOCK - 0.73%
    410,000       Williams Cos., 9.00%........................     9,540,700
                                                                ------------
                  TOTAL CONVERTIBLE PREFERRED STOCK                9,540,700
                                                                ------------
                  (Cost $10,250,220)


                       SEE NOTES TO FINANCIAL STATEMENTS.

EQUITY GROWTH FUND

APRIL 30, 2002 (UNAUDITED)


    PAR VALUE                                             VALUE
  -----------                                          ---------



REPURCHASE AGREEMENT - 2.40%
$31,590,000       Repurchase Agreement with:
                  Credit Suisse First Boston Corp.
                  1.88%, Due 05/01/2002, dated 04/30/2002
                  Repurchase Price $31,591,650
                  (Collateralized by U.S. Treasury
                  Bonds & Notes, 2.75% - 13.25%
                  Due 08/15/2003 - 11/15/2028;
                  Total Par $27,771,668
                  Market Value $32,221,859)...............    $   31,590,000
                                                              --------------
                  TOTAL REPURCHASE AGREEMENT .............        31,590,000
                                                              --------------
                  (Cost $31,590,000)

TOTAL INVESTMENTS - 99.59%................................     1,309,206,221
                                                              --------------
(Cost $1,103,120,240)

NET OTHER ASSETS AND LIABILITIES  - 0.41%.................         5,400,546
                                                              --------------

NET ASSETS - 100.00%......................................    $1,314,606,767
                                                              --------------

-------------------------------------
*      Non-income producing security.
ADR    American Depositary Receipt


                       SEE NOTES TO FINANCIAL STATEMENTS.

LARGE CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS
APRIL 30, 2002 (UNAUDITED)


     SHARES                                                        VALUE
   ----------                                                    ---------

COMMON STOCKS - 93.17%

                  TECHNOLOGY - 25.01%

      7,000       Adobe Systems, Inc..........................  $    279,720
     80,000       Automatic Data Processing, Inc..............     4,067,200
    245,000       BEA Systems, Inc.*..........................     2,626,400
     65,000       Brocade Communications Systems, Inc.* ......     1,663,350
     75,000       Dell Computer Corp.*........................     1,975,500
    156,000       Intel Corp..................................     4,463,160
     40,000       Intersil Corp., Class A*....................     1,074,000
      8,000       Microsoft Corp.*............................       418,080
    100,000       Network Appliance, Inc.*....................     1,745,000
    120,000       Paychex, Inc................................     4,479,600
     80,000       Sanmina Corp.*..............................       832,000
    126,500       Siebel Systems, Inc.*.......................     3,060,035
    177,000       Texas Instruments, Inc......................     5,474,610
     65,595       Veritas Software Corp.*.....................     1,858,962
    200,000       Xilinx, Inc.*...............................     7,552,000
                                                                ------------
                                                                  41,569,617
                                                                ------------

                  FINANCE - 24.02%

    118,405       American International Group, Inc. .........     8,184,154
     99,000       Capital One Financial Corp..................     5,929,110
    166,666       Citigroup, Inc..............................     7,216,638
     50,083       Freddie Mac.................................     3,272,924
    132,000       MBNA Corp...................................     4,679,400
    159,000       Mellon Financial Corp.......................     6,003,840
     97,000       Morgan Stanley Dean Witter & Co.............     4,628,840
                                                                ------------
                                                                  39,914,906
                                                                ------------

                  CONSUMER CYCLICAL - 23.09%

      7,500       Apollo Group, Inc., Class A*................       287,550
    116,000       Bed, Bath & Beyond, Inc.*...................     4,311,720
      1,000       Best Buy Co., Inc.*.........................        74,350
     40,000       Cintas Corp.................................     2,070,800
    128,000       CVS Corp....................................     4,285,440
    145,000       Dollar Tree Stores, Inc.*...................     5,530,300
     50,000       Harley-Davidson, Inc........................     2,649,500
    130,000       Home Depot, Inc.............................     6,028,100
     80,000       Kohl's Corp.*...............................     5,896,000
     20,000       Omnicom Group, Inc..........................     1,744,800
    275,000       Staples, Inc.*..............................     5,491,750
                                                                ------------
                                                                  38,370,310
                                                                ------------

                  CONSUMER STAPLES - 12.99%

      1,000       Amgen, Inc.*................................        52,880
     60,000       Concord EFS, Inc.*..........................     1,955,400
     10,000       Johnson & Johnson Co........................       638,600
     80,000       Merck & Co., Inc............................     4,347,200
    172,500       Pfizer, Inc.................................     6,270,375
    135,000       Pharmacia Corp..............................     5,566,050
     30,000       Quest Diagnostics, Inc.*....................     2,757,900
                                                                ------------
                                                                  21,588,405
                                                                ------------

     SHARES                                                        VALUE
   ----------                                                    ---------


                  COMMUNICATIONS - 5.25%

     20,000       AOL Time Warner, Inc.*......................  $    380,400
      5,000       Check Point Software Technologies, Ltd.* ...        90,750
    230,000       Cisco Systems, Inc.*........................     3,369,500
    300,000       Nokia OYJ, ADR..............................     4,878,000
                                                                ------------
                                                                   8,718,650
                                                                ------------

                  INDUSTRIAL - 2.81%

     70,000       American Power Conversion Corp.*............       899,500
     55,000       General Electric Co.........................     1,735,250
      7,682       Illinois Tool Works, Inc....................       553,872
     80,000       Tyco International, Ltd.....................     1,476,000
                                                                ------------
                                                                   4,664,622
                                                                ------------
                  TOTAL COMMON STOCKS ........................   154,826,510
                                                                ------------
                  (Cost $145,274,497)

   PAR VALUE
  ----------

REPURCHASE AGREEMENT - 7.62%
$12,667,000       Repurchase Agreement with:
                  Credit Suisse First Boston Corp.
                  1.88%, Due 05/01/2002, dated 04/30/2002
                  Repurchase Price $12,667,662
                  (Collateralized by U.S. Treasury
                  Bonds & Notes, 2.75% - 13.25%
                  Due 08/15/2003 - 11/15/2028;
                  Total Par $11,135,920
                  Market Value $12,920,364)...................    12,667,000
                                                                ------------
                  TOTAL REPUCHASE AGREEMENT ..................    12,667,000
                                                                ------------
                  (Cost $12,667,000)

TOTAL INVESTMENTS - 100.79%...................................   167,493,510
                                                                ------------
(Cost $157,941,497)

NET OTHER ASSETS AND LIABILITIES  - (0.79)%...................    (1,311,193)
                                                                ------------

NET ASSETS - 100.00%..........................................  $166,182,317
                                                                ============

-----------------------------------------
*      Non-income producing security.
ADR    American Depositary Receipt


                       SEE NOTES TO FINANCIAL STATEMENTS.

GROWTH FUND II

PORTFOLIO OF INVESTMENTS
APRIL 30, 2002 (UNAUDITED)


     SHARES                                                        VALUE
   ----------                                                    ---------

COMMON STOCKS - 87.74%

                  CONSUMER CYCLICAL - 23.10%

     75,000       Alliance Atlantis Communication, Inc.
                  Class B*....................................  $    881,250
     60,000       Bed, Bath & Beyond, Inc.*...................     2,230,200
     75,000       Cheesecake Factory (The), Inc.*.............     3,122,250
     50,000       Fastenal Co.................................     4,182,000
    100,000       P.F. Chang's China Bistro, Inc.*............     7,245,000
    600,000       Wetherspoon (J.D.) Plc (UK).................     3,152,142
                                                                ------------
                                                                  20,812,842
                                                                ------------

                  CONSUMER STAPLES - 15.67%

     25,000       Biovail Corp.*..............................       944,250
     75,000       Cendant Corp.*..............................     1,349,250
     27,000       Cryolife, Inc.*.............................       795,690
     40,000       Dean Foods Co.*.............................     1,480,800
     52,000       Endocare, Inc.*.............................       997,880
     30,000       Genzyme Corp.*..............................     1,228,200
     35,000       Gilead Sciences, Inc.*......................     1,089,200
     30,000       King Pharmaceuticals, Inc.*.................       940,200
     83,800       Millennium Pharmaceuticals*.................     1,672,648
     90,000       Nexia Biotechnologies, Inc. (CA)* ..........       258,015
     36,100       SurModics, Inc.*............................     1,468,187
    104,700       Thoratec Laboratories Corp.*................       859,587
     30,000       Zimmer Holdings, Inc.*......................     1,041,300
                                                                ------------
                                                                  14,125,207
                                                                ------------

                  ENERGY - 15.31%

     45,000       Noble Drilling Corp.*.......................     1,950,750
    150,000       Ocean Energy, Inc...........................     3,210,000
    150,000       PetroQuest Energy, Inc.*....................     1,018,500
    217,500       Remington Oil & Gas Corp.*..................     4,426,125
    200,000       Ultra Petroleum Corp.*......................     1,762,000
     75,000       Williams Cos., Inc..........................     1,432,500
                                                                ------------
                                                                  13,799,875
                                                                ------------

                  INDUSTRIAL - 14.06%

     43,000       Danaher Corp................................     3,077,940
     35,000       DRS Technologies*...........................     1,618,750
     50,000       EDO Corp....................................     1,547,500
     10,000       L-3 Communications Holdings, Inc.* .........     1,277,800
     30,000       Raytheon Co.................................     1,269,000
    127,000       Shaw Group (The), Inc.*.....................     3,877,310
                                                                ------------
                                                                  12,668,300
                                                                ------------

                  FINANCE - 9.12%

     70,000       Fifth Third Bancorp.........................     4,801,300
     35,000       Midland Co..................................     1,641,500
     75,000       U.S. Bancorp................................     1,777,500
                                                                ------------
                                                                   8,220,300
                                                                ------------

     SHARES                                                        VALUE
   ----------                                                    ---------


                  TECHNOLOGY - 6.06%

     34,500       EPIQ Systems, Inc.*.........................  $    588,225
     30,000       Intersil Corp., Class A*....................       805,500
     30,000       NetIQ Corp.*................................       672,900
     45,000       Precise Software Solutions, Ltd.* ..........       591,300
     50,000       SeaChange International, Inc.*..............       556,500
     40,000       Siebel Systems, Inc.*.......................       967,600
     45,000       Veritas Software Corp.*.....................     1,275,300
                                                                ------------
                                                                   5,457,325
                                                                ------------

                  COMMUNICATIONS - 4.42%

     50,000       Disney (Walt) Co............................     1,159,000
     40,000       EchoStar Communications Corp., Class A* ....     1,088,000
     60,000       Emulex Corp.*...............................     1,739,400
                                                                ------------
                                                                   3,986,400
                                                                ------------
                  TOTAL COMMON STOCKS ........................    79,070,249
                                                                ------------
                  (Cost $56,877,521)

PREFERRED STOCK - 0.00%
    394,218       Network Specialists, Series A...............         3,942
                                                                ------------
                  TOTAL PREFERRED STOCK ......................         3,942
                                                                ------------
                  (Cost $2,999,999)

   PAR VALUE
  ----------

REPURCHASE AGREEMENT - 2.60%
$ 2,336,000       Repurchase Agreement with:
                  Credit Suisse First Boston Corp.
                  1.88%, Due 05/01/2002, dated 04/30/2002
                  Repurchase Price $2,336,122
                  (Collateralized by U.S. Treasury
                  Bonds & Notes, 2.75% - 13.25%
                  Due 08/15/2003 - 11/15/2028;
                  Total Par $2,053,644
                  Market Value $2,336,724)....................     2,336,000
                                                                ------------
                  TOTAL REPURCHASE AGREEMENT .................     2,336,000
                                                                ------------
                  (Cost $2,336,000)

TOTAL INVESTMENTS - 90.34%....................................    81,410,191
                                                                ------------
(Cost $62,213,520)

NET OTHER ASSETS AND LIABILITIES  - 9.66%.....................     8,707,907
                                                                ------------

NET ASSETS - 100.00%..........................................  $ 90,118,098
                                                                ============

--------------------------------------------
*      Non-income producing security.
(UK)   United Kingdom Equity
(CA)   Canadian Equity


                       SEE NOTES TO FINANCIAL STATEMENTS.

SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS
APRIL 30, 2002 (UNAUDITED)


     SHARES                                                        VALUE
   ----------                                                    ---------

COMMON STOCKS - 87.15%

                  INDUSTRIAL - 23.18%

    179,150       Advanced Technical Products, Inc.* .........  $  5,168,477
    162,900       AGCO Corp.*.................................     3,701,088
     67,400       Airborne, Inc...............................     1,397,876
    344,800       AirNet Systems, Inc.*.......................     2,861,840
    302,700       Albany International Corp., Class A ........     7,621,986
     87,500       Analogic Corp...............................     4,362,750
    111,000       Arkansas Best Corp.*........................     2,680,650
    144,100       Armor Holdings, Inc.*.......................     3,652,935
    326,800       Benchmark Electronics, Inc.*................     9,934,720
    121,900       Calgon Carbon Corp..........................     1,097,100
     98,800       Capital Environmental Resource, Inc.* ......       509,808
    141,150       Chicago Bridge & Iron Co....................     4,163,925
    150,500       CIRCOR International, Inc...................     3,198,125
     17,800       CLARCOR, Inc................................       574,940
    117,400       CTB International Corp.*....................     2,077,980
    180,400       Denison International Plc, ADR*.............     3,460,072
    191,900       Flowserve Corp.*............................     6,620,550
    157,900       Gerber Scientific, Inc.*....................       710,550
    234,300       Greif Brothers Corp., Class A...............     8,322,336
    224,200       Gulfmark Offshore, Inc.*....................     9,963,448
     42,888       Heartland Express, Inc.*....................       840,176
     47,710       K-Tron International, Inc.*.................       600,669
     51,900       Kaman Corp., Class A........................       931,605
    134,300       Kansas City Southern Industries, Inc.* .....     2,148,800
     73,400       Keithley Instruments, Inc...................     1,409,280
     80,600       KEY Technology, Inc.*.......................       378,820
    217,300       Ladish Co., Inc.*...........................     2,248,838
    154,300       Layne Christensen Co.*......................     1,539,914
     92,900       LeCroy Corp.*...............................     1,485,471
    366,712       LSI Industries, Inc.........................     7,286,567
     78,200       Lydall, Inc.*...............................     1,134,682
    229,400       NCI Building Systems, Inc.*.................     5,409,252
    203,100       Northwest Pipe Co.*.........................     3,594,870
     64,100       Offshore Logistics, Inc.*...................     1,294,820
     16,800       P.A.M. Transportation Services, Inc.* ......       421,243
     99,600       Pentair, Inc................................     4,836,576
    134,800       Powell Industries, Inc.*....................     3,167,800
    266,100       Rayovac Corp.*..............................     4,233,651
     91,700       Roadway Corp................................     2,796,850
    128,100       Ryder System, Inc...........................     3,632,916
    259,900       Sauer-Danfoss, Inc..........................     3,113,602
    201,800       Shaw Group (The), Inc.*.....................     6,160,954
     97,400       Technitrol, Inc.............................     2,473,960
    289,844       Terex Corp.*................................     7,260,592
    176,200       Tetra Tech, Inc.*...........................     2,512,612
    143,000       Thomas Industries, Inc......................     4,147,000
     15,700       TransTechnology Corp.*......................       140,515
    166,600       UCAR International, Inc.*...................     2,165,800
     68,800       USFreightways Corp..........................     2,301,360
    222,100       Valmont Industries, Inc.....................     4,595,249
     87,100       Willis Lease Finance Corp.*.................       403,273
     78,207       Wood's (T.B.) Corp..........................       645,208
                                                                ------------
                                                                 167,394,081
                                                                ------------

     SHARES                                                        VALUE
   ----------                                                    ---------


                  CONSUMER STAPLES - 17.10%

     67,400       Alltrista Corp.*............................   $ 2,327,996
     82,600       ATS Medical, Inc.*..........................       157,766
    503,500       Beverly Enterprises, Inc.*..................     4,330,100
     95,400       Corn Products International, Inc. ..........     3,157,740
    113,400       Cornell Cos., Inc.*.........................     1,474,200
    156,850       Datascope Corp..............................     4,932,932
     95,000       DaVita, Inc.*...............................     2,462,400
    225,400       Delta & Pine Land Co........................     4,386,284
    197,000       Gartner, Inc., Class A*.....................     2,304,900
    194,400       Health Management Systems, Inc.*............       878,882
    393,926       ICN Pharmaceuticals, Inc....................    10,895,993
     81,100       Ingles Markets, Inc., Class A...............       977,255
    117,100       Interstate Bakeries Corp....................     2,892,370
    325,000       Invacare Corp...............................    12,291,500
    634,084       kforce.com, Inc.*...........................     3,284,555
     38,800       LabOne, Inc.*...............................       772,120
    197,300       Lifecore Biomedical, Inc.*..................     2,229,490
      5,150       Merit Medical Systems, Inc.*................        83,791
    143,100       MPW Industrial Services Group, Inc.* .......       299,079
    134,600       Nashua Corp.*...............................       908,550
    239,200       NCO Group, Inc.*............................     6,659,328
    420,600       Nextera Enterprises, Inc., Class A* ........       336,270
    437,100       PRAECIS Pharmaceuticals, Inc.*..............     1,564,818
    280,300       PSS World Medical, Inc.*....................     2,774,970
     65,900       RemedyTemp, Inc., Class A*..................     1,130,251
    119,700       Rent-A-Center, Inc.*........................     7,217,910
    810,825       Res-Care, Inc.*.............................     6,656,873
    111,421       Respironics, Inc.*..........................     3,653,495
     83,700       Serologicals Corp.*.........................     1,716,687
    223,200       Scios, Inc.*................................     6,903,576
    368,300       SOS Staffing Services, Inc.*................       261,493
    409,600       Spherion Corp.*.............................     5,210,112
    122,400       Syncor International Corp.*.................     3,826,224
    346,700       Thoratec Corp.*.............................     2,846,407
    166,400       United Natural Foods, Inc.*.................     3,985,280
    215,000       West Pharmaceutical Services, Inc. .........     6,020,000
    138,400       Westaff, Inc.*..............................       332,160
    125,300       Wild Oats Market, Inc.*.....................     1,375,794
                                                                ------------
                                                                 123,519,551
                                                                ------------

                  CONSUMER CYCLICAL - 11.41%

     77,850       Applebee's International, Inc...............     3,039,264
    138,850       Bassett Furniture Industries, Inc. .........     2,846,425
    189,900       Buckle, Inc.*...............................     4,434,165
     87,400       Callaway Golf Co............................     1,538,240
    166,800       Casey's General Stores, Inc.................     2,171,736
     59,800       CEC Entertainment, Inc.*....................     2,762,760
    330,100       Checkers Drive-In Restaurants, Inc.* .......     3,993,748
    103,100       Cooper Tire & Rubber Co.....................     2,556,880
    119,300       Friendly Ice Cream Corp.*...................       960,365
    140,900       G & K Services, Inc., Class A...............     5,812,125
    397,150       InterTAN, Inc.*.............................     4,825,372
    226,900       Jack in the Box, Inc.*......................     7,244,917
    112,400       Kimball International, Inc., Class B .......     1,910,800
     59,200       Lithia Motors, Inc., Class A*...............     1,669,440
    103,100       Mesa Air Group, Inc.*.......................     1,020,690
     85,624       Midwest Express Holdings, Inc.*.............     1,712,480


                       SEE NOTES TO FINANCIAL STATEMENTS.

SMALL CAP VALUE FUND

APRIL 30, 2002 (UNAUDITED)


     SHARES                                                        VALUE
   ----------                                                    ---------

                          CONSUMER CYCLICAL (CONTINUED)

    222,505       O'Charley's, Inc.*..........................  $  5,620,476
     95,800       Oshkosh Truck Corp..........................     5,452,936
    221,900       Phillips-Van Heusen Corp....................     3,381,756
    182,900       R & B, Inc.*................................     1,481,490
     83,600       Rocky Shoes & Boots, Inc.*..................       611,952
     36,500       Ruby Tuesday, Inc...........................       916,880
    166,900       Ryan's Family Steak Houses, Inc.*                4,372,780
    221,900       Topps Co. (The), Inc.*......................     2,270,037
    359,300       Unifirst Corp...............................     9,758,588
                                                                ------------
                                                                  82,366,302
                                                                ------------

                  FINANCE - 10.86%

    112,420       AmerUs Group Co.............................     4,235,986
     64,200       Annuity & Life Re (Holdings), Ltd. .........     1,218,516
     60,700       Bank of Hawaii Corp.........................     1,728,736
     18,900       Brandywine Realty Trust, REIT...............       451,521
     39,400       BSB Bancorp, Inc............................     1,179,242
    127,900       Corporate Office Properties Trust, Inc.
                  REIT........................................     1,725,371
     70,000       Great American Financial Resources, Inc.         1,248,800
    109,598       Hanmi Financial Corp.*......................     1,868,646
    277,825       Healthcare Financial Partners, Inc.
                  REIT* (A)...................................     4,470,204
     74,250       Healthcare Realty Trust, Inc., REIT ........     2,249,775
    166,200       Horace Mann Educators Corp..................     3,980,490
    166,500       Innkeepers USA Trust, Inc., REIT............     1,909,755
     24,400       Kansas City Life Insurance Co...............       984,540
     48,000       Kilroy Realty Corp., REIT...................     1,351,200
    212,400       Matrix Bancorp, Inc.*.......................     2,665,620
     56,100       National Golf Properties, Inc., REIT .......       422,433
     81,400       Ohio Casualty Corp.*........................     1,572,648
    130,000       Pacific Northwest Bancorp...................     3,647,670
    171,700       Phoenix Cos., Inc.*.........................     3,195,337
     18,300       PICO Holdings, Inc.*........................       303,780
    128,100       Presidential Life Corp......................     3,189,690
    120,500       Reinsurance Group of America................     3,892,150
    287,170       Republic Bancorp, Inc.......................     4,250,116
     42,200       Seacoast Financial Services Corp............       903,080
    161,100       Selective Insurance Group, Inc..............     4,833,000
     83,500       Silicon Valley Bancshares*..................     2,667,825
     58,700       SL Green Realty Corp., REIT.................     2,060,370
    184,348       Superior Financial Corp.....................     3,613,221
     48,510       Texas Regional Bancshares, Inc., Class A ...     2,425,500
     63,900       United Fire & Casualty Co...................     2,150,874
     98,800       Vesta Insurance Group, Inc..................       451,516
    113,900       Webster Financial Corp......................     4,513,857
    267,200       Willow Grove Bancorp, Inc...................     3,099,520
                                                                ------------
                                                                  78,460,989
                                                                ------------

                  ENERGY - 6.52%

     49,700       3TEC Energy Corp.*..........................       888,139
     96,500       Atwood Oceanics, Inc.*......................     4,434,175
     70,300       Core Laboratories NV*.......................     1,054,500
     53,800       Evergreen Resources, Inc.*..................     2,407,550
    163,000       Exco Resources, Inc.*.......................     2,811,750


     SHARES                                                        VALUE
   ----------                                                    ---------

                  ENERGY (CONTINUED)

    198,500       Hanover Compressor Co.*.....................   $ 3,741,725
    193,400       Houston Exploration (The) Co.*..............     5,993,466
    110,700       KEY Production Co., Inc.*...................     2,368,980
    470,700       Newpark Resources, Inc.*....................     3,939,759
     90,800       Oceaneering International, Inc.*............     2,406,200
    103,300       Patterson-UTI Energy, Inc.*.................     3,305,600
     35,200       Penn Virginia Corp..........................     1,348,160
    142,600       Pride International, Inc.*..................     2,650,934
    152,100       Remington Oil & Gas Corp.*..................     3,095,235
    166,600       Vintage Petroleum, Inc......................     2,299,080
    213,050       XTO Energy, Inc.............................     4,346,220
                                                                ------------
                                                                  47,091,473
                                                                ------------

                  TECHNOLOGY - 5.46%

    240,400       Acxiom Corp.*...............................     3,997,852
    224,900       Analysts International Corp.................     1,153,737
    140,700       Asyst Technologies, Inc.*...................     2,307,480
    574,000       Computer Task Group, Inc.*..................     3,013,500
    264,200       Infinium Software, Inc.*....................     1,841,474
    192,800       infoUSA, Inc.*..............................     1,426,720
    123,100       Integral Systems, Inc.*.....................     2,772,212
    257,800       Mapinfo Corp.*..............................     2,843,534
    316,900       Maxtor Corp.*...............................     2,196,117
    245,215       MSC.Software Corp.*.........................     3,008,788
    194,650       Peak International, Ltd.*...................     1,605,863
     83,800       Pericom Semiconductor Corp.*................     1,195,826
    306,500       Progress Software Corp.*....................     5,164,525
    150,000       Storage Technology Corp.*...................     3,087,000
    272,700       Sybase, Inc.*...............................     3,834,162
                                                                ------------
                                                                  39,448,790
                                                                ------------

                  UTILITIES - 4.69%

     66,900       American States Water Co....................     2,602,410
    163,850       Atmos Energy Corp...........................     3,920,931
     99,650       Cascade Natural Gas Corp....................     2,242,125
    116,700       Great Plains Energy, Inc....................     2,741,283
    110,750       New Jersey Resources Corp...................     3,544,000
    110,900       Northwest Natural Gas Co....................     3,149,560
    159,300       NUI Corp....................................     4,269,240
     64,375       Philadelphia Suburban Corp..................     1,551,438
     85,500       South Jersey Industries, Inc................     3,035,250
    276,500       Southwest Gas Corp..........................     6,843,375
                                                                ------------
                                                                  33,899,612
                                                                ------------

                  COMMUNICATIONS - 4.57%

    140,050       ADVO, Inc.*.................................     6,064,165
    149,000       CT Communications, Inc......................     2,151,560
    322,300       General Communication, Inc., Class A* ......     3,216,554
    269,800       Hypercom Corp.*.............................     1,718,626
    137,500       Journal Register Co.*.......................     2,976,875
    324,600       NMS Communications Corp.*...................     1,074,426
    353,200       Performance Technologies, Inc.*.............     2,348,780
    141,300       ProQuest Co.*...............................     5,750,910


                       SEE NOTES TO FINANCIAL STATEMENTS.

SMALL CAP VALUE FUND

APRIL 30, 2002 (UNAUDITED)


     SHARES                                                        VALUE
   ----------                                                    ---------

                  COMMUNICATIONS (CONTINUED)

     68,700       Pulitzer, Inc...............................  $  3,572,400
    128,100       Sinclair Broadcast Group, Inc.*.............     1,710,135
    107,400       Young Broadcasting, Inc., Class A* .........     2,426,166
                                                                ------------
                                                                  33,010,597
                                                                ------------

                  BASIC MATERIALS - 3.36%

    102,400       Albemarle Corp..............................     3,036,160
    198,200       Buckeye Technologies, Inc.*.................     2,178,218
     54,400       Fuller (H.B.) Co............................     1,692,384
    111,600       Glatfelter..................................     1,956,348
    194,800       Longview Fibre Co...........................     1,957,740
    221,600       MacDermid, Inc..............................     4,875,200
    161,900       Olin Corp...................................     2,948,199
    173,800       Reliance Steel & Aluminum Co................     5,605,050
                                                                ------------
                                                                  24,249,299
                                                                ------------
                  TOTAL COMMON STOCKS ........................   629,440,694
                                                                ------------
                  (Cost $527,601,276)

CONVERTIBLE PREFERRED STOCK - 0.26%
    105,700       Exco Resources, Inc., 5.00%.................     1,902,600
                                                                ------------
                  TOTAL CONVERTIBLE PREFERRED STOCK                1,902,600
                                                                ------------
                  (Cost $2,219,700)


    PAR VALUE                                                      VALUE
   -----------                                                   ---------


REPURCHASE AGREEMENT - 12.71%
$91,773,000       Repurchase Agreement with:
                  Credit Suisse First Boston Corp.
                  1.88%, Due 05/01/2002, dated 04/30/2002
                  Repurchase Price $91,777,793
                  (Collateralized by U.S. Treasury
                  Bonds & Notes, 2.75% - 13.25%
                  Due 08/15/2003 - 11/15/2028;
                  Total Par $80,680,255
                  Market Value $93,608,632)...................  $ 91,773,000
                                                                ------------
                  TOTAL REPURCHASE AGREEMENT .................    91,773,000
                                                                ------------
                  (Cost $91,773,000)

TOTAL INVESTMENTS - 100.12%...................................   723,116,294
                                                                ------------
(Cost $621,593,976)

NET OTHER ASSETS AND LIABILITIES - (0.12)%....................      (891,668)
                                                                ------------

NET ASSETS - 100.00%..........................................  $722,224,626
                                                                ============

-------------------------------------------
*      Non-income producing security.
(A) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. This security may only be resold in a transaction exempt from registration to qualified institutional buyers. On April 30, 2002, this security amounted to $4,470,204 or 0.62% of net assets.
ADR    American Depositary Receipt
REIT   Real Estate Investment Trust

                       SEE NOTES TO FINANCIAL STATEMENTS.

SMALL COMPANY EQUITY FUND

PORTFOLIO OF INVESTMENTS
APRIL 30, 2002 (UNAUDITED)


     SHARES                                                         VALUE
   ----------                                                     ---------

COMMON STOCKS - 98.43%

                  CONSUMER STAPLES - 25.94%

     25,400       Aaron Rents, Inc............................  $    709,930
     98,995       Accredo Health, Inc.*.......................     6,407,946
    115,100       Administaff, Inc.*..........................     2,641,545
     87,100       Amsurg Corp.*...............................     2,525,900
    294,900       ATS Medical, Inc.*..........................       563,259
    164,400       AVANIR Pharmaceuticals, Class A*............       452,100
     80,720       Bright Horizon Family Solutions, Inc.* .....     2,419,178
     99,000       Bruker Daltonics, Inc.*.....................       739,530
     60,800       Cell Genesys, Inc.*.........................       863,968
     86,670       Charles River Associates, Inc.*.............     1,417,921
     49,400       Charles River Laboratories
                  International, Inc.*........................     1,479,530
    130,700       Charming Shoppes, Inc.*.....................     1,129,248
     45,200       Corporate Executives Board Co.*.............     1,717,600
     73,100       CV Therapeutics, Inc.*......................     2,115,514
    177,900       Edison Schools, Inc.*.......................       912,627
     25,010       Education Management, Inc.*.................     1,078,431
     82,100       Endocardial Solutions, Inc.*................       669,115
    175,600       Endocare, Inc.*.............................     3,369,764
     66,200       Exult, Inc.*................................       577,926
     85,060       FirstService Corp.*.........................     2,040,589
     85,900       Green Mountain Coffee, Inc.*................     2,113,140
    149,900       Haemonetics Corp.*..........................     4,967,686
    401,170       Hooper Holmes, Inc..........................     4,168,156
     44,700       IDEXX Laboratories, Inc.*...................     1,273,056
     99,900       Inhale Therapeutic Systems, Inc.* ..........       789,210
    148,490       Isis Pharmaceuticals, Inc.*.................     1,879,883
    122,300       Kroll, Inc.*................................     2,267,442
    176,500       LCA-Vision, Inc.*...........................       255,925
    153,300       Lifecore Biomedical, Inc.*..................     1,732,290
     39,870       LifePoint Hospitals, Inc.*..................     1,674,540
     96,750       Luminex Corp.*..............................       620,168
    100,400       Martek Biosciences Corp.*...................     2,903,568
    132,500       Medarex, Inc.*..............................     1,343,550
    261,900       MPS Group, Inc.*............................     2,357,100
    133,760       Neopharm, Inc.*.............................     2,005,062
     98,700       Neose Technologies, Inc.*...................     2,366,826
     49,300       Neurocrine Biosciences, Inc.*...............     1,621,477
     65,300       Odyssey HealthCare, Inc.*...................     2,221,506
    107,634       On Assignment, Inc.*........................     2,188,199
     77,370       Orthodontic Centers of America, Inc.* ......     2,061,911
    164,400       Pain Therapeutics, Inc.*....................     1,652,220
     62,300       Performance Food Group Co.*.................     2,246,538
    211,080       Pre-Paid Legal Services, Inc.*..............     6,176,201
     36,710       Province Healthcare Co.*....................     1,413,702
     63,000       Rent-A-Center, Inc.*........................     3,798,900
    126,730       Source Information Management Co.* .........       658,996
     61,800       Sourcecorp, Inc.*...........................     1,854,000
    119,000       Sylvan Learning Systems, Inc.*..............     3,284,400
     65,900       Taro Pharmaceutical Industries*.............     1,446,241
    187,674       Thoratec Laboratories Corp.*................     1,540,804
     86,100       Transkaryotic Therapies, Inc.*..............     3,431,946
    303,800       U.S. Oncology, Inc.*........................     2,916,480
    147,500       Visx, Inc.*.................................     2,414,575


     SHARES                                                         VALUE
   ----------                                                     ---------

                          CONSUMER STAPLES (CONTINUED)

     98,200       Watson Wyatt & Co. Holdings*................  $  2,577,750
     96,900       Wright Medical Group, Inc.*.................     1,837,224
     55,700       Zoll Medical Corp.*.........................     2,117,714
                                                                ------------
                                                                 114,010,007
                                                                ------------

                           CONSUMER CYCLICAL - 21.84%

    506,450       American Classic Voyages Co.*...............         5,065
    121,200       Asbury Automotive Group, Inc.*..............     2,382,792
    191,480       Bally Total Fitness Holding Corp.* .........     4,183,838
      3,110       Brass Eagle, Inc.*..........................        18,893
     40,900       Brookstone, Inc.*...........................       695,300
    157,300       Buca, Inc.*.................................     2,674,100
    162,000       Callaway Golf Co............................     2,851,200
    178,170       Cash America International, Inc.............     1,776,355
    130,700       Clayton Homes, Inc..........................     2,234,970
    130,370       Cooper Tire & Rubber Co.....................     3,233,176
     65,300       Cost Plus, Inc.*............................     1,923,085
    163,700       Daisytek International Corp.*...............     2,607,741
     98,700       Direct Focus, Inc.*.........................     4,411,890
     98,100       Frontier Airlines, Inc.*....................     1,515,645
    163,600       Gymboree Corp.*.............................     2,984,064
    125,960       InterTAN, Inc.*.............................     1,530,414
      2,850       JetBlue Airways Corp.*......................       143,355
    115,500       Lithia Motors, Inc., Class A*...............     3,257,100
     64,760       Mobile Mini, Inc.*..........................     2,135,137
    102,800       O'Charley's, Inc.*..........................     2,596,728
     39,400       Panera Bread Co., Class A*..................     2,642,558
     33,500       P.F. Chang's China Bistro, Inc.*............     2,427,075
    115,400       Petco Animal Supplies Inc.*.................     2,769,600
    166,800       PETsMART, Inc.*.............................     2,505,336
    143,290       Pier 1 Imports, Inc.........................     3,431,796
     30,070       Polaris Industries, Inc.....................     2,264,271
     82,595       Rare Hospitality International, Inc.* ......     2,312,660
     93,200       Ruby Tuesday, Inc...........................     2,341,184
     52,800       ScanSource, Inc.*...........................     3,540,768
     66,600       School Specialty, Inc.*.....................     1,889,442
    114,600       Skechers USA, Inc., Class A*................     2,664,450
    114,200       SkyWest, Inc................................     2,620,890
     65,300       Sonic Corp.*................................     1,913,943
     78,600       Stanley Furniture Co., Inc.*................     2,841,390
    151,644       Travis Boats & Motors, Inc.*................       432,185
     65,300       Tweeter Home Entertainment Group, Inc.* ....     1,078,103
    112,900       Ultimate Electronics, Inc.*.................     3,262,799
    153,000       United Stationers, Inc.*....................     5,968,530
     77,100       Vans, Inc.*.................................       939,078
    274,070       Watsco, Inc.................................     4,957,926
                                                                ------------
                                                                  95,964,832
                                                                ------------

                  TECHNOLOGY - 17.52%

    151,600       ADE Corp.*..................................     1,985,808
     57,600       Ansys, Inc.*................................     1,468,800
     74,100       Anteon International Corp.*.................     1,685,775
     81,900       Aspen Technology, Inc.*.....................     1,109,745
     88,900       August Technology Corp.*....................     1,289,050


                       SEE NOTES TO FINANCIAL STATEMENTS.

SMALL COMPANY EQUITY FUND

APRIL 30, 2002 (UNAUDITED)


     SHARES                                                        VALUE
   ----------                                                    ---------


                  TECHNOLOGY (CONTINUED)

     68,200       Concurrent Computer Corp.*..................  $    467,170
    199,300       Convansys Corp.*............................     1,594,400
     58,200       Documentum, Inc.*...........................     1,130,244
     66,980       DuPont Photomasks, Inc.*....................     2,610,880
     39,400       Elantec Semiconductor, Inc.*................     1,628,796
    110,300       eRoom System Technologies, Inc.*............       131,257
    115,300       ESS Technology, Inc.*.......................     1,841,341
     34,030       FactSet Research Systems, Inc...............     1,185,265
     78,600       Forrester Research, Inc.*...................     1,434,450
     57,000       HPL Technologies, Inc.*.....................       681,720
     99,000       Hyperion Solutions Corp.*...................     2,316,600
    177,100       Kopin Corp.*................................     1,406,174
     87,900       Manhattan Associates, Inc.*.................     2,775,882
    161,310       Mercator Software, Inc.*....................       403,275
    131,900       Nam Tai Electronics, Inc....................     2,618,215
     55,930       National Instruments Corp.*.................     2,149,390
    115,200       O2micro International, Ltd.*................     1,877,760
    264,800       OAK Technology, Inc.*.......................     3,768,104
    116,100       PDF Solutions, Inc.*........................     1,546,452
     79,400       Photon Dynamics, Inc.*......................     3,846,136
    126,240       Photronics, Inc.*...........................     4,159,608
    120,220       Pioneer Standard Electronics, Inc. .........     1,757,617
    242,040       PLATO Learning, Inc.*.......................     3,248,177
    118,100       PRI Automation, Inc.*.......................     2,195,479
    770,343       ProsoftTraining.com*........................       600,868
     68,400       Renaissance Learning, Inc.*.................     2,364,588
     65,900       Rudolph Technologies, Inc.*.................     2,009,950
    176,030       SeaChange International, Inc.*..............     1,959,214
    342,870       Secure Computing Corp.*.....................     4,309,876
     92,661       SPSS, Inc.*.................................     1,643,806
     65,400       Standard Microsystems Corp.*................     1,605,570
    309,700       Tanning Technology Corp.*...................       449,065
    185,000       Therma-Wave, Inc.*..........................     2,615,900
     50,800       Trikon Technologies, Inc.*..................       713,232
     94,600       Varian Semiconductor Equipment*.............     4,419,712
                                                                ------------
                                                                  77,005,351
                                                                ------------

                  INDUSTRIAL - 16.36%

     83,200       Applied Films Corp.*........................     2,055,040
     94,100       Armor Holdings, Inc.*.......................     2,385,435
     36,850       Brooks Automation, Inc.*....................     1,313,703
     92,400       Chicago Bridge & Iron Co....................     2,725,800
     59,000       Cummins, Inc................................     2,510,450
     63,575       CUNO, Inc.*.................................     2,240,383
      7,491       Dynamex, Inc.*..............................        15,881
     58,500       FEI Co.*....................................     1,546,155
     10,200       Forward Air Corp.*..........................       277,134
    208,800       Genesee & Wyoming, Inc., Class A* ..........     4,564,368
     14,400       Global Power Equipment Group, Inc.* ........       166,320
     39,950       Graco, Inc..................................     1,788,162
    154,358       Heartland Express, Inc.*....................     3,023,873
    361,027       HEICO Corp., Class A........................     5,198,789
    134,800       Identix, Inc.*..............................     1,017,740
     65,300       Integrated Defense Technologies, Inc.* .....     1,955,735
    131,400       Knight Transportation, Inc.*................     2,655,594

     SHARES                                                        VALUE
   ----------                                                    ---------


                  INDUSTRIAL (CONTINUED)

    150,200       LeCroy Corp.*...............................   $ 2,401,698
    132,000       Maverick Tube Corp.*........................     2,395,800
    197,400       NS Group, Inc.*.............................     1,968,078
    455,728       PCD, Inc.*..................................       587,889
    161,990       Presstek, Inc.*.............................     1,214,925
     29,200       Stericycle, Inc.*...........................     1,971,876
    156,300       Swift Transportation Co., Inc.*.............     3,040,035
     20,800       Texas Industries, Inc.......................       806,624
    169,900       Titan Corp.*................................     3,883,914
    147,945       TRC Cos., Inc.*.............................     3,373,146
     91,500       UTI Worldwide, Inc..........................     1,830,000
    242,000       Valence Technology, Inc.*...................       559,020
    249,000       Viisage Technology, Inc.*...................     1,075,680
    126,400       Visionics Corp.*............................     1,279,168
    104,390       Waste Connections, Inc.*....................     3,684,967
    203,333       Werner Enterprises, Inc.....................     3,609,161
    148,200       Willbros Group, Inc.*.......................     2,780,232
                                                                ------------
                                                                  71,902,775
                                                                ------------

                  ENERGY - 7.09%

     85,460       3TEC Energy Corp.*..........................     1,527,170
     69,200       Arch Coal, Inc..............................     1,536,240
    154,300       Brigham Exploration Co.*....................       655,775
     91,700       Brown (Tom), Inc.*..........................     2,659,300
     74,520       Evergreen Resources, Inc.*..................     3,334,770
    136,500       Exco Resources, Inc.*.......................     2,354,625
    197,600       Global Industries, Ltd.*....................     1,904,864
    148,400       Key Energy Services, Inc.*..................     1,803,060
        300       Lone Star Technologies, Inc.*...............         7,995
     83,500       Massey Energy Co............................     1,248,325
     63,800       Peabody Energy Corp.........................     1,724,514
    327,200       PetroQuest Energy, Inc.*....................     2,221,688
    147,200       Remington Oil & Gas Corp.*..................     2,995,520
     82,620       St. Mary Land & Exploration Co..............     1,998,578
     65,580       Swift Energy Co.*...........................     1,244,053
     59,500       Western Gas Resources, Inc..................     2,294,320
     80,980       XTO Energy, Inc.............................     1,651,992
                                                                ------------
                                                                  31,162,789
                                                                ------------

                  FINANCE - 5.73%

     95,550       Flushing Financial Corp.....................     1,780,097
     93,110       Hibernia Corp., Class A.....................     1,857,545
     67,430       Hudson United Bancorp.......................     2,140,228
    218,540       MFC Bancorp, Ltd.*..........................     2,141,692
     66,700       Philadelphia Consolidated Holding Corp.* ...     2,848,090
    113,505       Provident Bankshares Corp...................     2,957,940
    133,220       Riggs National Corp.........................     2,215,449
     45,110       Southwest Bancorp of Texas, Inc.* ..........     1,580,203
     64,050       Sterling Bancshares, Inc....................       876,204
     91,500       Webster Financial Corp......................     3,626,145
     71,700       Westamerica Bancorp.........................     3,172,725
                                                                ------------
                                                                  25,196,318
                                                                ------------


                       SEE NOTES TO FINANCIAL STATEMENTS.

SMALL COMPANY EQUITY FUND

APRIL 30, 2002 (UNAUDITED)


     SHARES                                                        VALUE
   ----------                                                    ---------



                  COMMUNICATIONS - 3.95%

    126,350       Aeroflex, Inc.*.............................  $  1,766,373
     46,380       AirGate Pcs, Inc.*..........................       663,234
    134,700       Alamosa Holdings, Inc.*.....................       688,317
    189,200       Centillium Communications, Inc.*............     2,198,504
    117,900       Chordiant Software, Inc.*...................       529,371
    247,600       iManage, Inc.*..............................     1,497,980
    110,600       MatrixOne, Inc.*............................       763,140
     47,462       Net.B@nk, Inc.*.............................       761,765
     18,700       Nucentrix Broadband Networks, Inc.* ........       109,395
     98,300       SafeNet, Inc.*..............................     1,381,115
     52,340       Tollgrade Communcations, Inc.*..............     1,052,557
    166,200       TriZetto Group, Inc.*.......................     1,961,160
    303,000       US Unwired, Inc., Class A*..................     1,929,807
     73,100       West Corp.*.................................     2,046,800
                                                                ------------
                                                                  17,349,518
                                                                ------------
                  TOTAL COMMON STOCKS ........................   432,591,590
                                                                ------------
                  (Cost $410,737,541)

CONVERTIBLE PREFERRED STOCK - 0.56%
    136,500       Exco Resources, Inc., 5.00%.................     2,457,000
                                                                ------------
                  TOTAL CONVERTIBLE PREFERRED STOCK                2,457,000
                                                                ------------
                  (Cost $2,773,599)



    PAR VALUE                                                      VALUE
   ----------                                                    ---------


REPURCHASE AGREEMENT - 0.72%
$ 3,141,000       Repurchase Agreement with:
                  Credit Suisse First Boston Corp.
                  1.88%, Due 05/01/2002, dated 04/30/2002
                  Repurchase Price $3,141,164
                  (Collateralized by U.S. Treasury
                  Bonds & Notes, 2.75% - 13.25%
                  Due 08/15/2003 - 11/15/2028;
                  Total Par $2,761,342
                  Market Value $3,203,826)....................  $  3,141,000
                                                                ------------
                  TOTAL REPURCHASE AGREEMENT .................     3,141,000
                                                                ------------
                  (Cost $3,141,000)

TOTAL INVESTMENTS - 99.71%....................................   438,189,590
                                                                ------------
(Cost $416,652,140)

NET OTHER ASSETS AND LIABILITIES  - 0.29%.....................     1,282,577
                                                                ------------

NET ASSETS - 100.00%..........................................  $439,472,167
                                                                ============

---------------------------------------------
*      Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS.

INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS
APRIL 30, 2002 (UNAUDITED)


     SHARES                                                        VALUE
   ----------                                                    ---------

COMMON STOCKS - 95.86%

                  AUSTRALIA - 1.52%

  1,515,341       BHP Billiton, Ltd...........................  $  8,787,357
                                                                ------------

                  BRAZIL - 0.00%

      2,000       Companhia Vale do Rio Doce..................             0
                                                                ------------

                  FINLAND - 0.90%

    408,351       Stora Enso Oyj, Class R.....................     5,191,822
                                                                ------------

                  FRANCE - 15.22%

    155,526       Accor SA....................................     6,286,682
    197,265       Aventis SA..................................    14,015,575
     52,422       Compagnie de Saint-Gobain...................     8,974,833
    166,868       LVMH Moet Hennessy Loius Vuitton SA ........     8,728,397
     17,326       Pernod-Ricard SA............................     1,600,226
    137,575       Sanofi-Synthelabo SA........................     8,807,706
    116,552       Schneider Electric SA.......................     5,623,910
    273,577       Suez SA.....................................     8,147,235
     75,718       TotalFinaElf SA.............................    11,475,836
    191,211       Valeo SA....................................     8,184,001
    202,098       Vivendi Universal SA........................     6,444,686
                                                                ------------
                                                                  88,289,087
                                                                ------------

                  GERMANY - 6.09%

     49,620       Allianz AG..................................    11,689,733
     30,540       Muenchener Rueckversicherungs-
                  Gesellschaft AG, Registered.................     7,567,923
     61,561       SAP AG......................................     8,021,640
    163,134       Volkswagen AG...............................     8,080,336
                                                                ------------
                                                                  35,359,632
                                                                ------------

                  HONG KONG - 3.95%
  2,677,500       China Mobile, Ltd.*.........................     8,771,496
    864,200       Hutchison Whampoa, Ltd......................     7,590,286
    750,000       Sun Hung Kai Properties, Ltd................     6,539,183
                                                                ------------
                                                                  22,900,965
                                                                ------------

                  ITALY - 5.14%

  2,650,965       IntesaBci SpA...............................     8,575,464
    782,293       ENI SpA.....................................    12,018,576
  1,102,553       Mediaset SpA................................     9,239,354
                                                                ------------
                                                                  29,833,394
                                                                ------------

                  JAPAN - 21.00%

    866,000       Bridgestone Corp............................    12,214,372
    240,000       CANON, Inc..................................     9,196,258
     63,000       ITO-YOKADO Co., Ltd.........................     3,105,840
    662,000       Matsushita Electric Industrial Co., Ltd. ...     8,867,909

     SHARES                                                        VALUE
   ----------                                                    ---------


                  JAPAN (CONTINUED)

    116,900       Murata Manufacturing Co., Ltd...............   $ 7,401,843
  2,534,000       Nissan Motor Co., Ltd.......................    19,498,373
    358,000       Nomura Holdings, Inc.*......................     4,990,808
     73,800       ORIX Corp...................................     6,121,259
     69,690       Rohm Co., Ltd...............................    10,393,793
  1,232,000       Sharp Corp..................................    17,088,716
    232,500       Shin-Etsu Chemical Co., Ltd.................     9,578,851
          8       Shohkoh Fund & Co., Ltd.....................           984
    186,100       Tokyo Electron, Ltd.........................    13,392,238
                                                                ------------
                                                                 121,851,244
                                                                ------------

                  LUXEMBOURG - 1.02%

    429,423       Arcelor*....................................     5,920,194
                                                                ------------

                  NETHERLANDS - 9.65%

     91,889       Gucci Group NV, New York Registered
                  Shares*.....................................     8,896,693
    874,472       Koninklijke (Royal) KPN NV..................     3,963,447
    406,117       Koninklijke (Royal) Philips Electronics NV      12,540,778
    149,576       Unilever NV.................................     9,636,674
    418,713       VNU NV......................................    12,639,225
    410,970       Wolters Kluwer NV...........................     8,332,049
                                                                ------------
                                                                  56,008,866
                                                                ------------

                  SINGAPORE - 0.91%

    665,000       United Overseas Bank, Ltd...................     5,285,643
                                                                ------------

                  SOUTH KOREA - 5.24%

     21,318       POSCO.......................................     2,116,891
    119,187       POSCO, ADR..................................     2,914,122
     67,791       Samsung Electronics Co., Ltd................    20,011,716
    249,287       SK Telecom Co., Ltd., ADR...................     5,332,249
                                                                ------------
                                                                  30,374,978
                                                                ------------

                  SPAIN - 1.18%

    640,942       Telefonica SA*..............................     6,861,112
                                                                ------------

                  SWITZERLAND - 2.72%

    290,295       Credit Suisse Group.........................    10,347,777
     71,926       Roche Holding AG*...........................     5,449,578
                                                                ------------
                                                                  15,797,355
                                                                ------------

                  TAIWAN - 2.20%

    278,453       Taiwan Semiconductor Manufacturing
                  Co., Ltd., ADR*   ..........................     4,928,618
    456,000       United Microelectronics Corp.*..............       696,164
    706,828       United Microelectronics Corp., ADR* ........     7,138,963
                                                                ------------
                                                                  12,763,745
                                                                ------------


                       SEE NOTES TO FINANCIAL STATEMENTS.

INTERNATIONAL EQUITY FUND

APRIL 30, 2002 (UNAUDITED)


     SHARES                                                        VALUE
   ----------                                                    ---------



                  TURKEY - 0.06%

     21,482       Turkcell Iletisim Hizmetleri AS, ADR* ......  $    364,764
                                                                ------------

                  UNITED KINGDOM - 19.06%

    231,874       AstraZeneca Plc.............................    10,863,813
    643,399       BAA Plc.....................................     6,047,688
  3,188,043       BAE SYSTEMS Plc.............................    16,214,325
    768,971       British Sky Broadcasting Group Plc* ........     8,606,379
  1,479,529       BT Group Plc................................     5,562,787
    231,683       GlaxoSmithKline Plc.........................     5,604,689
    658,123       HSBC Holdings Plc...........................     7,768,575
    357,279       Imperial Tobacco Group Plc..................     5,060,845
    147,344       Imperial Tobacco Group Plc, Fully Paid* ....     2,050,614
  1,244,944       Marks & Spencer Group Plc...................     7,202,605
          1       Powergen Plc................................            11
  2,127,783       Reed Elsevier Plc...........................    20,837,512
    308,406       Royal Bank of Scotland Group Plc. ..........     8,844,987
  3,657,781       Vodafone Group Plc..........................     5,903,515
                                                                ------------
                                                                 110,568,345
                                                                ------------
                  TOTAL COMMON STOCKS ........................   556,158,503
                                                                ------------
                  (Cost $587,901,025)

   PAR VALUE
  ----------

REPURCHASE AGREEMENT - 1.04%
$ 6,038,000       Repurchase Agreement with:
                  Credit Suisse First Boston Corp.
                  1.88%, Due 05/01/2002, dated 04/30/2002
                  Repurchase Price $6,038,315
                  (Collateralized by U.S. Treasury
                  Bonds & Notes, 2.75% - 13.25%
                  Due 08/15/2003 - 11/15/2028;
                  Total Par $5,308,178
                  Market Value $6,158,771)....................     6,038,000
                                                                ------------
                  TOTAL REPURCHASE AGREEMENT .................     6,038,000
                                                                ------------
                  (Cost $6,038,000)

TOTAL INVESTMENTS - 96.90%....................................   562,196,503
                                                                ------------
(Cost $593,939,025)

NET OTHER ASSETS AND LIABILITIES  - 3.10%.....................    18,004,521
                                                                ------------

NET ASSETS - 100.00%..........................................  $580,201,024
                                                                ============

----------------------------------------
*      Non-income producing security.
ADR    American Depositary Receipt

                     INDUSTRY CONCENTRATION OF COMMON STOCKS
                         AS A PERCENTAGE OF NET ASSETS:


Communications                          17.73%
Technology                              17.51
Consumer Cyclical                       14.34
Financial                               13.40
Consumer Staples                        10.87
Industrial                              10.09
Energy                                   4.05
Basic Materials                          3.54
Capital Goods                            2.80
Utilities                                1.53
                                    ---------
                                        95.86%
                                    =========


FORWARD FOREIGN CURRENCY CONTRACTS PURCHASED:

    CURRENCY   CONTRACT TO SETTLEMENT   CONTRACT     UNREALIZED
      VALUE      DELIVER      DATES     AT VALUE   (DEPRECIATION)
    ---------  ----------  ----------  ----------  --------------
  20,368,892        JPY     05/01/02   $  158,559    $     (12)
 101,832,165        JPY     05/02/02      792,741       (1,891)
     348,833        SGD     05/02/02      192,535         (938)
     243,839        SGD     05/03/02      134,589         (405)
                                       ----------    ----------
                                       $1,278,424    $  (3,246)
                                       ----------    ----------

FORWARD FOREIGN CURRENCY CONTRACTS SOLD:

                                                     UNREALIZED
    CURRENCY   CONTRACT TO SETTLEMENT   CONTRACT    APPRECIATION
      VALUE      DELIVER      DATES     AT VALUE   (DEPRECIATION)
    ---------  ----------  ----------  ----------  --------------
  85,004,763        JPY     05/01/02   $  661,707    $       51
  96,667,456        JPY     05/02/02      752,535         1,796
                                       ----------    ----------
                                       $1,414,242    $    1,847
                                       ----------    ----------
                                            TOTAL    $   (1,399)
                                                     ==========

------------------------------------------------
JPY     Japanese Yen
SGD     Singapore Dollar


                       SEE NOTES TO FINANCIAL STATEMENTS.

PAN ASIA FUND

PORTFOLIO OF INVESTMENTS
APRIL 30, 2002 (UNAUDITED)


     SHARES                                                        VALUE
   ----------                                                    ---------

COMMON STOCKS - 23.34%

                  HONG KONG - 4.95%

    400,000       Guanzhou Investments Co., Inc.*.............  $     32,311
     10,000       Hutchison Whampoa, Ltd......................        87,830
     10,000       Swire Pacific, Ltd., Class A................        59,878
                                                                ------------
                                                                     180,019
                                                                ------------

                  SINGAPORE - 6.18%

     10,000       Overseas Union Enterprises, Ltd.............        37,258
    100,000       SembCorp Industries, Ltd....................        86,659
      5,000       Singapore Airlines, Ltd.....................        38,638
      5,000       Singapore Press Holdings, Ltd...............        62,096
                                                                ------------
                                                                     224,651
                                                                ------------

                  SOUTH KOREA - 8.33%

        430       Hyundai Department Store Co., Ltd.                  13,524
        300       Hyundai Development Co......................         1,653
      1,255       Kookmin Bank................................        57,123
        500       Samsung Electronics.........................       147,599
        500       Shinsegae Co., Ltd..........................        82,879
                                                                ------------
                                                                     302,778
                                                                ------------

                  TAIWAN - 3.06%

     63,000       National Securities Corp.*..................        29,580
      2,000       Realtek Semiconductor Corp., GDR *                  37,500
     57,000       Taipei Bank*................................        39,734
        465       United Microelectronics Corp., ADR                   4,697
                                                                ------------
                                                                     111,511
                                                                ------------

                  THAILAND - 0.82%

     80,000       Shin Corp. Public Co., Ltd.*................        29,777
                                                                ------------
                  TOTAL COMMON STOCKS ........................       848,736
                                                                ------------
                  (Cost $739,599)

   PAR VALUE
  ----------

U.S. AGENCY OBLIGATION (A) - 13.75%

                  FEDERAL NATIONAL MORTGAGE ASSOCIATION - 13.75%

$   500,000       1.70%, 05/06/02.............................       499,882
                                                                ------------
                  TOTAL U.S. AGENCY OBLIGATION................       499,882
                                                                ------------
                  (Cost $499,882)

    PAR VALUE                                                      VALUE
   ----------                                                    ---------


REPURCHASE AGREEMENTS - 45.32%
$   716,000       Repurchase Agreement with:
                  Credit Suisse First Boston Corp.
                  1.88%, Due 05/01/2002, dated 04/30/2002
                  Repurchase Price $716,037
                  (Collateralized by U.S. Treasury
                  Bonds & Notes, 2.75% - 13.25%
                  Due 08/15/2003 - 11/15/2028;
                  Total Par $629,456
                  Market Value $730,321)......................  $    716,000
    180,000       Repurchase Agreement with:
                  Greenwich Capital Markets
                  1.88%, Due 05/01/2002, dated 04/30/2002
                  Repurchase Price $180,009
                  (Collateralized by U.S. Treasury
                  Notes 3.50% - 6.50%
                  Due 05/31/2003 - 08/15/2011;
                  Total Par $173,426
                  Market Value $183,601)......................       180,000
    180,000       Repurchase Agreement with:
                  J.P. Morgan Chase & Co.
                  1.88%, Due 05/01/2002, dated 04/30/2002
                  Repurchase Price $180,009
                  (Collateralized by U.S. Treasury
                  Bills & Notes, zero coupon - 4.00%
                  Due 05/16/2002 - 01/15/2012;
                  Total Par $180,482
                  Market Value $183,600)......................       180,000
    572,000       Repurchase Agreement with:
                  Salomon Smith Barney
                  1.88%, Due 05/01/2002, dated 04/30/2002
                  Repurchase Price $572,030
                  (Collateralized by U.S. Treasury
                  Bonds & Notes 6.25% - 8.88%
                  Due 06/30/2002 - 05/15/2030;
                  Total Par $499,188
                  Market Value $583,735)......................       572,000
                                                                ------------
                  TOTAL REPURCHASE AGREEMENTS ................     1,648,000
                                                                ------------
                  (Cost $1,648,000)

TOTAL INVESTMENTS - 82.41%....................................     2,996,618
                                                                ------------
(Cost $2,887,481)

NET OTHER ASSETS AND LIABILITIES  - 17.59%....................       639,539
                                                                ------------

NET ASSETS - 100.00%..........................................  $  3,636,157
                                                                ============

------------------------------------------
*      Non-income producing security.
(A)    Discount yield at time of purchase
ADR    American Depositary Receipt
GDR    Global Depositary Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.

PAN ASIA FUND

APRIL 30, 2002 (UNAUDITED)

                     INDUSTRY CONCENTRATION OF COMMON STOCKS
                         AS A PERCENTAGE OF NET ASSETS:


Technology                               5.21%
Diversified                              4.95
Consumer Cyclical                        4.79
Finance                                  3.48
Communications                           2.53
Industrial                               2.38
                                     ---------
                                        23.34%
                                     =========


FORWARD FOREIGN CURRENCY CONTRACTS PURCHASED:

    CURRENCY   CONTRACT TO SETTLEMENT   CONTRACT     UNREALIZED
      VALUE      DELIVER      DATES     AT VALUE    APPRECIATION
    ---------  ----------  ----------  ----------  --------------
  45,120,000        JPY     07/15/02   $  352,616     $   4,427
                                       ----------     ---------
                                       $  352,616     $   4,427
                                       ----------     ---------

FORWARD FOREIGN CURRENCY CONTRACTS SOLD:


    CURRENCY   CONTRACT TO SETTLEMENT   CONTRACT     UNREALIZED
      VALUE      DELIVER      DATES     AT VALUE   (DEPRECIATION)
    ---------  ----------  ----------  ----------  --------------
  45,120,000        JPY     07/15/02   $  352,616    $  (7,674)
  32,260,000        JPY     07/15/02      252,114       (5,478)
                                       ----------    ---------
                                       $  604,730    $ (13,152)
                                       ----------    ---------
                                            TOTAL    $  (8,725)
                                                     =========

----------------------------------------------
JPY     Japanese Yen

                       SEE NOTES TO FINANCIAL STATEMENTS.

                       This page left blank intentionally.

GALAXY EQUITY FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
APRIL 30, 2002 (UNAUDITED)


                                                  ASSET ALLOCATION  EQUITY INCOME     GROWTH AND   STRATEGIC EQUITY   EQUITY VALUE
                                                         FUND            FUND          INCOME FUND        FUND             FUND
                                                    -------------   --------------   -------------   --------------   -------------
ASSETS:
   Investments (Note 2):
     Investments at cost .......................... $ 507,585,407    $ 252,896,436   $ 610,660,004    $  33,580,223   $ 397,325,034
     Repurchase agreement .........................    29,385,000        4,954,000      62,873,000        3,295,000      15,590,000
     Net unrealized appreciation (depreciation) ...    25,631,458        8,392,083      99,064,000         (236,487)     23,480,088
                                                    -------------   --------------   -------------   --------------   -------------
       Total investments at value .................   562,601,865      266,242,519     772,597,004       36,638,736     436,395,122
   Cash and foreign currency* .....................            --              730              --                2             427
   Receivable for investments sold ................     2,972,706       14,318,973              --               --       2,841,113
   Receivable for shares sold .....................       148,317           55,931         215,664          210,075         446,265
   Interest and dividends receivables .............     2,994,683          333,593         398,378           23,408         110,107
   Tax reclaim receivable .........................            --               --              --               --              --
   Deferred organizational expense (Note 2) .......            --               --              --            2,858              --
   Receivable from Investment Advisor (Note 4) ....            --               --              --               --              --
                                                    -------------   --------------   -------------   --------------   -------------
     Total Assets .................................   568,717,571      280,951,746     773,211,046       36,875,079     439,793,034
                                                    -------------   --------------   -------------   --------------   -------------

LIABILITIES:
   Unrealized appreciation (depreciation) on open
     forward foreign currency contracts ...........            --               --              --               --              --
   Payable for investments purchased ..............     1,927,167       15,917,679              --               --      11,505,537
   Payable to custodian ...........................        15,937               --           8,330               --              --
   Payable for shares repurchased .................     2,274,231          453,324       1,121,942          303,295         676,214
   Advisory fee payable (Note 3) ..................       355,345          168,265         480,621           16,690         269,010
   Payable to Fleet affiliates (Note 3) ...........       200,415           42,980         137,728            4,353          76,135
   Payable to Administrator .......................        98,893           45,657         130,665            8,062          78,011
   Trustees' fees and expenses payable (Note 3) ...        19,227           10,080          20,432            2,178          15,797
   Accrued expenses and other payables ............       118,827           64,898         148,413           15,499          98,487
                                                    -------------   --------------   -------------   --------------   -------------
     Total Liabilities ............................     5,010,042       16,702,883       2,048,131          350,077      12,719,191
                                                    -------------   --------------   -------------   --------------   -------------
NET ASSETS ........................................ $ 563,707,529    $ 264,248,863   $ 771,162,915    $  36,525,002   $ 427,073,843
                                                    =============   ==============   =============   ==============   =============

---------------------------------------------------------------
* Cost of foreign currency is $2,069 and $66,184 for the International Equity Fund and Pan Asia Fund, respectively.


                                                      LARGE CAP      EQUITY GROWTH     LARGE CAP         GROWTH        SMALL CAP
                                                     VALUE FUND          FUND         GROWTH FUND        FUND II       VALUE FUND
                                                    --------------   -------------   --------------   -------------   --------------
ASSETS:
   Investments (Note 2):
     Investments at cost .......................... $   98,597,078   $1,071,530,240   $ 145,274,497   $  59,877,520  $ 529,820,976
     Repurchase agreement .........................        774,000       31,590,000      12,667,000       2,336,000     91,773,000
     Net unrealized appreciation (depreciation) ...     32,428,822      206,085,981       9,552,013      19,196,671    101,522,318
                                                    --------------   --------------   -------------   -------------  -------------
       Total investments at value .................    131,799,900    1,309,206,221     167,493,510      81,410,191    723,116,294
   Cash and foreign currency* .....................            275              658             164              44         10,400
   Receivable for investments sold ................        423,787        6,618,218              --       9,464,995        865,070
   Receivable for shares sold .....................          7,540          761,456           5,585          14,103      2,130,904
   Interest and dividends receivables .............        173,390          810,339          63,568          15,739        163,678
   Tax reclaim receivable .........................             --               --              --              --             --
   Deferred organizational expense (Note 2) .......             --               --              --              --             --
   Receivable from Investment Advisor (Note 4) ....             --               --              --              --             --
                                                    --------------   --------------   -------------   -------------  -------------
     Total Assets .................................    132,404,892    1,317,396,892     167,562,827      90,905,072    726,286,346
                                                    --------------   --------------   -------------   -------------  -------------

LIABILITIES:
   Unrealized appreciation (depreciation) on open
     forward foreign currency contracts ...........             --               --              --              --             --
   Payable for investments purchased ..............        199,900               --              --         501,390      1,581,429
   Payable to custodian ...........................             --               --              --              --             --
   Payable for shares repurchased .................        227,098        1,347,866       1,193,349         176,241      1,840,445
   Advisory fee payable (Note 3) ..................         85,679          789,067         109,543          56,671        423,276
   Payable to Fleet affiliates (Note 3) ...........         12,503          203,573          10,650           9,723         42,488
   Payable to Administrator .......................         19,725          181,100          26,534          16,070         76,812
   Trustees' fees and expenses payable (Note 3) ...          1,349           43,343           1,306           1,435         12,479
   Accrued expenses and other payables ............         31,995          225,176          39,128          25,444         84,791
                                                    --------------   --------------   -------------   -------------  -------------
     Total Liabilities ............................        578,249        2,790,125       1,380,510         786,974      4,061,720
                                                    --------------   --------------   -------------   -------------  -------------
NET ASSETS ........................................ $  131,826,643   $1,314,606,767   $ 166,182,317   $  90,118,098  $ 722,224,626
                                                    ==============   ==============   =============   =============  =============


                                                     SMALL COMPANY   INTERNATIONAL      PAN ASIA
                                                      EQUITY FUND     EQUITY FUND         FUND
                                                     -------------   --------------   -------------
ASSETS:
   Investments (Note 2):
     Investments at cost ..........................$ 413,511,140   $  587,901,025    $   1,239,481
     Repurchase agreement .........................    3,141,000        6,038,000        1,648,000
     Net unrealized appreciation (depreciation) ...   21,537,450      (31,742,522)         109,137
                                                   -------------   --------------    -------------
       Total investments at value .................  438,189,590      562,196,503        2,996,618
   Cash and foreign currency* .....................           --            2,072           66,630
   Receivable for investments sold ................    1,221,045        1,967,286        1,074,190
   Receivable for shares sold .....................    2,075,817       17,000,848              390
   Interest and dividends receivables .............       80,401        1,555,746            9,366
   Tax reclaim receivable .........................           --          907,301               --
   Deferred organizational expense (Note 2) .......           --               --               --
   Receivable from Investment Advisor (Note 4) ....           --               --           23,514
                                                   -------------   --------------    -------------
     Total Assets .................................  441,566,853      583,629,756        4,170,708
                                                   -------------   --------------    -------------

LIABILITIES:
   Unrealized appreciation (depreciation) on open
     forward foreign currency contracts ...........           --            1,399            8,725
   Payable for investments purchased ..............           --        1,940,172               --
   Payable to custodian ...........................        5,504          114,966          506,825
   Payable for shares repurchased .................    1,596,117          783,133               --
   Advisory fee payable (Note 3) ..................      275,532          296,192               --
   Payable to Fleet affiliates (Note 3) ...........       65,916           43,147               47
   Payable to Administrator .......................       58,758           69,197            4,874
   Trustees' fees and expenses payable (Note 3) ...       13,775           17,246               40
   Accrued expenses and other payables ............       79,084          163,280           14,040
                                                   -------------   --------------    -------------
     Total Liabilities ............................    2,094,686        3,428,732          534,551
                                                   -------------   --------------    -------------
NET ASSETS ........................................$ 439,472,167   $  580,201,024    $   3,636,157
                                                   =============   ==============    =============

                       SEE NOTES TO FINANCIAL STATEMENTS
                                      56,57

GALAXY EQUITY FUNDS

APRIL 30, 2002 (UNAUDITED)


                                                                 ASSET ALLOCATION  EQUITY INCOME     GROWTH AND   STRATEGIC EQUITY
                                                                       FUND            FUND          INCOME FUND        FUND
                                                                  -------------   --------------   -------------   --------------

NET ASSETS CONSIST OF:
   Par value (Note 5).........................................    $      39,169   $       20,843   $      61,616   $        3,345
   Paid-in capital in excess of par value.....................      553,799,862      258,850,024     657,011,971       19,987,784
   Undistributed (overdistributed) net investment income              1,054,939          207,454        (504,016)         (11,117)
   Accumulated net realized gain (loss) on investments sold         (16,817,899)      (3,221,541)     15,529,344       16,781,477
   Net unrealized appreciation (depreciation) on investments,
     foreign currency and forward currency contracts                 25,631,458        8,392,083      99,064,000         (236,487)
                                                                  -------------   --------------   -------------   --------------
TOTAL NET ASSETS..............................................    $ 563,707,529   $  264,248,863   $ 771,162,915   $   36,525,002
                                                                  =============   ==============   =============   ==============
Retail A Shares:
   Net Assets.................................................    $ 258,607,933   $  141,372,076   $ 248,758,325   $    9,679,900
   Shares of beneficial interest outstanding..................       17,959,838       11,147,989      19,914,656          885,876
   NET ASSET VALUE and redemption price per share                 $       14.40   $        12.68   $       12.49   $        10.93
   Sales charge - 5.75% of offering price.....................             0.88             0.77            0.76             0.67
                                                                  -------------   --------------   -------------   --------------
   Maximum offering price per share...........................    $       15.28   $        13.45   $       13.25   $        11.60
                                                                  =============   ==============   =============   ==============
Retail B Shares:
   Net Assets.................................................    $  97,024,228   $   14,137,845   $  47,265,555   $    2,903,580
   Shares of beneficial interest outstanding..................        6,752,409        1,137,337       3,859,818          270,836
                                                                  -------------   --------------   -------------   --------------
   NET ASSET VALUE and offering price per share*..............    $       14.37   $        12.43   $       12.25   $        10.72
                                                                  =============   ==============   =============   ==============
Trust Shares:
   Net Assets.................................................    $ 207,687,253   $  108,738,942   $ 475,005,488   $   23,941,522
   Shares of beneficial interest outstanding..................       14,429,927        8,557,558      37,830,893        2,188,399
                                                                  -------------   --------------   -------------   --------------
   NET ASSET VALUE, offering and
     redemption price per share...............................    $       14.39   $        12.71   $       12.56   $        10.94
                                                                  =============   ==============   =============   ==============
Prime A Shares:
   Net Assets.................................................    $      49,422   $           --   $      23,977   $           --
   Shares of beneficial interest outstanding..................            3,434               --           1,915               --
   NET ASSET VALUE and redemption price per share                 $       14.39   $           --   $       12.52   $           --
   Sales charge - 5.50% of offering price.....................             0.84               --            0.73               --
                                                                  -------------   --------------   -------------   --------------
   Maximum offering price per share...........................    $       15.23   $           --   $       13.25   $           --
                                                                  =============   ==============   =============   ==============
Prime B Shares:
   Net Assets.................................................    $     338,693   $           --   $     109,570   $           --
   Shares of beneficial interest outstanding..................           23,557               --           8,879               --
                                                                  -------------   --------------   -------------   --------------
   NET ASSET VALUE and offering price per share*..............    $       14.38   $           --   $       12.34   $           --
                                                                  =============   ==============   =============   ==============

----------------------------------------------------------
* Redemption price per share is equal to the Net Asset Value per share less any applicable contingent deferred sales charge.



                                                                 EQUITY VALUE      LARGE CAP       EQUITY GROWTH       LARGE CAP
                                                                     FUND          VALUE FUND          FUND           GROWTH FUND
                                                                 --------------   -------------    --------------   ---------------
NET ASSETS CONSIST OF:
   Par value (Note 5).........................................   $      32,365   $       10,449    $       65,070    $       21,802
   Paid-in capital in excess of par value.....................     403,758,112       92,645,825     1,212,091,615       215,923,525
   Undistributed (overdistributed) net investment income              (573,730)          13,994           151,509          (320,379)
   Accumulated net realized gain (loss) on investments sold            377,008        6,727,553      (103,787,408)      (58,994,644)
   Net unrealized appreciation (depreciation) on investments,
     foreign currency and forward currency contracts                23,480,088       32,428,822       206,085,981         9,552,013
                                                                 -------------   --------------    --------------    --------------
TOTAL NET ASSETS..............................................   $ 427,073,843   $  131,826,643    $1,314,606,767    $  166,182,317
                                                                 =============   ==============    ==============    ==============
Retail A Shares:
   Net Assets.................................................   $ 185,066,562   $    9,001,382    $  332,475,664    $    4,183,014
   Shares of beneficial interest outstanding..................      14,100,738          712,708        16,579,501           556,236
   NET ASSET VALUE and redemption price per share                $       13.12   $        12.63    $        20.05    $         7.52
   Sales charge - 5.75% of offering price.....................            0.80             0.77              1.22              0.46
                                                                 -------------   --------------    --------------    --------------
   Maximum offering price per share...........................   $       13.92   $        13.40    $        21.27    $         7.98
                                                                 =============   ==============    ==============    ==============
Retail B Shares:
   Net Assets.................................................   $  26,811,165   $   18,122,318    $   92,111,261    $   22,142,202
   Shares of beneficial interest outstanding..................       2,117,008        1,468,041         4,837,370         3,067,253
                                                                 -------------   --------------    --------------    --------------
   NET ASSET VALUE and offering price per share*..............   $       12.66   $        12.34    $        19.04    $         7.22
                                                                 =============   ==============    ==============    ==============
Trust Shares:
   Net Assets.................................................   $ 215,196,116   $  104,702,943    $  889,074,145    $  139,857,101
   Shares of beneficial interest outstanding..................      16,147,073        8,268,159        43,605,470        18,178,571
                                                                 -------------   --------------    --------------    --------------
   NET ASSET VALUE, offering and
     redemption price per share...............................   $       13.33   $        12.66    $        20.39    $         7.69
                                                                 =============   ==============    ==============    ==============
Prime A Shares:
   Net Assets.................................................   $          --              N/A    $      648,372               N/A
   Shares of beneficial interest outstanding..................              --              N/A            32,238               N/A
   NET ASSET VALUE and redemption price per share                $          --              N/A    $        20.11               N/A
   Sales charge - 5.50% of offering price.....................              --              N/A              1.17               N/A
                                                                 -------------   --------------    --------------    --------------
   Maximum offering price per share...........................   $          --              N/A    $        21.28               N/A
                                                                 =============   ==============    ==============    ==============
Prime B Shares:
   Net Assets.................................................   $          --              N/A    $      297,325               N/A
   Shares of beneficial interest outstanding..................              --              N/A            15,170               N/A
                                                                 -------------   --------------    --------------    --------------
   NET ASSET VALUE and offering price per share*..............   $          --              N/A    $        19.60               N/A
                                                                 =============   ==============    ==============    ==============


                                                                   GROWTH        SMALL CAP       SMALL COMPANY   INTERNATIONAL
                                                                   FUND II       VALUE FUND       EQUITY FUND     EQUITY FUND
                                                                --------------   -------------   --------------   -------------
NET ASSETS CONSIST OF:
   Par value (Note 5).........................................   $       9,357   $      44,454   $       26,696    $      48,563
   Paid-in capital in excess of par value.....................      75,151,567     599,000,247      447,080,830      839,227,856
   Undistributed (overdistributed) net investment income              (372,210)        (54,041)      (1,870,792)        (747,731)
   Accumulated net realized gain (loss) on investments sold         (3,867,579)     21,711,648      (27,302,017)    (226,606,034)
   Net unrealized appreciation (depreciation) on investments,
     foreign currency and forward currency contracts                19,196,963     101,522,318       21,537,450      (31,721,630)
                                                                 -------------   -------------   --------------    -------------
TOTAL NET ASSETS..............................................   $  90,118,098   $ 722,224,626   $  439,472,167    $ 580,201,024
                                                                 =============   =============   ==============    =============
Retail A Shares:
   Net Assets.................................................   $  37,724,998   $ 139,853,810   $   87,093,768    $  70,515,868
   Shares of beneficial interest outstanding..................       3,934,271       8,696,991        5,471,982        5,984,482
   NET ASSET VALUE and redemption price per share                $        9.59   $       16.08   $        15.92    $       11.78
   Sales charge - 5.75% of offering price.....................            0.59            0.98             0.97             0.72
                                                                 -------------   -------------   --------------    -------------
   Maximum offering price per share...........................   $       10.18   $       17.06   $        16.89    $       12.50
                                                                 =============   =============   ==============    =============
Retail B Shares:
   Net Assets.................................................   $   1,030,172   $   9,605,451   $   15,898,167    $   7,040,249
   Shares of beneficial interest outstanding..................         108,780         610,957        1,048,878          600,698
                                                                 -------------   -------------   --------------    -------------
   NET ASSET VALUE and offering price per share*..............   $        9.47   $       15.72   $        15.16    $       11.72
                                                                 =============   =============   ==============    =============
Trust Shares:
   Net Assets.................................................   $  51,362,928   $ 572,324,279   $  336,480,232    $ 502,340,038
   Shares of beneficial interest outstanding..................       5,313,864      35,119,127       20,171,674       41,951,516
                                                                 -------------   -------------   --------------    -------------
   NET ASSET VALUE, offering and
     redemption price per share...............................   $        9.67        $  16.30   $        16.68    $       11.97
                                                                 =============   =============   ==============    =============
Prime A Shares:
   Net Assets.................................................             N/A   $     173,622   $           --    $      10,661
   Shares of beneficial interest outstanding..................             N/A          10,721               --              902
   NET ASSET VALUE and redemption price per share                          N/A   $       16.19   $           --    $       11.82
   Sales charge - 5.50% of offering price.....................             N/A            0.94               --             0.69
                                                                 -------------   -------------   --------------    -------------
   Maximum offering price per share...........................             N/A   $       17.13   $           --    $       12.51
                                                                 =============   =============   ==============    =============
Prime B Shares:
   Net Assets.................................................             N/A   $     267,464   $           --    $     294,208
   Shares of beneficial interest outstanding..................            N/A           16,885               --           25,009
                                                                 -------------   -------------   --------------    -------------
   NET ASSET VALUE and offering price per share*..............             N/A   $       15.84   $           --    $       11.76
                                                                 =============   =============   ==============    =============


                                                                    PAN ASIA
                                                                      FUND
                                                                 -------------
   NET ASSETS CONSIST OF:
   Par value (Note 5).........................................   $         474
   Paid-in capital in excess of par value.....................       4,589,999
   Undistributed (overdistributed) net investment income                (4,550)
   Accumulated net realized gain (loss) on investments sold         (1,053,444)
   Net unrealized appreciation (depreciation) on investments,
     foreign currency and forward currency contracts                   103,678
                                                                 -------------
TOTAL NET ASSETS..............................................   $   3,636,157
                                                                 =============
Retail A Shares:
   Net Assets.................................................   $     126,849
   Shares of beneficial interest outstanding..................          16,634
   NET ASSET VALUE and redemption price per share                $        7.63
   Sales charge - 5.75% of offering price.....................            0.47
                                                                 -------------
   Maximum offering price per share...........................   $        8.10
                                                                 =============
Retail B Shares:
   Net Assets.................................................   $      17,903
   Shares of beneficial interest outstanding..................           2,377
                                                                 -------------
   NET ASSET VALUE and offering price per share*..............   $        7.53
                                                                 =============
Trust Shares:
   Net Assets.................................................   $   3,487,474
   Shares of beneficial interest outstanding..................         454,525
                                                                 -------------
   NET ASSET VALUE, offering and
     redemption price per share...............................   $        7.67
                                                                 =============
Prime A Shares:
   Net Assets.................................................   $       1,979
   Shares of beneficial interest outstanding..................             259
   NET ASSET VALUE and redemption price per share                $        7.63
   Sales charge - 5.50% of offering price.....................            0.44
                                                                 -------------
   Maximum offering price per share...........................   $        8.07
                                                                 =============
Prime B Shares:
   Net Assets.................................................   $       1,952
   Shares of beneficial interest outstanding..................             259
                                                                 -------------
   NET ASSET VALUE and offering price per share*..............   $        7.53
                                                                 =============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      58,59

GALAXY EQUITY FUNDS

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2002 (UNAUDITED)

                                                              ASSET ALLOCATION  EQUITY INCOME     GROWTH AND   STRATEGIC EQUITY
                                                                    FUND            FUND          INCOME FUND        FUND
                                                               -------------   --------------   -------------   --------------
INVESTMENT INCOME:
   Interest (Note 2).......................................... $   7,680,088    $     129,458   $     385,879    $      67,877
   Dividends (Note 2).........................................     1,642,766        3,042,851       5,145,123          364,100
   Less: foreign taxes withheld (Note 2)......................            --           (7,313)        (20,250)            (795)
                                                               -------------   --------------   -------------   --------------
     Total investment income..................................     9,322,854        3,164,996       5,510,752          431,182
                                                               -------------   --------------   -------------   --------------
   EXPENSES:
   Investment advisory fee (Note 3)...........................     2,299,664        1,065,005       3,031,877          265,516
   Administration fee (Note 3)................................       199,300           92,327         262,761           23,018
   Custodian fee..............................................        21,626            5,367          12,906            5,844
   Fund accounting fee (Note 3)...............................        62,736           31,042          48,857           21,144
   Professional fees (Note 3).................................        18,183           14,292          24,276           10,814
   Transfer agent fee (Note 3)................................       596,996          180,106         546,454           18,293
   Shareholder services and 12b-1 fees (Note 3)...............       896,558          270,663         607,781           25,496
   Trustees' fees and expenses (Note 3).......................         5,848            2,782           7,290              739
   Amortization of organization expense (Note 2)..............            --               --              --            1,685
   Reports to shareholders....................................       156,771           61,521         152,134            8,120
   Registration fee...........................................        32,526           20,005          28,557           14,890
   Miscellaneous..............................................        17,702           10,950          18,373            3,059
                                                               -------------   --------------   -------------   --------------
     Total expenses before reimbursement/waiver...............     4,307,910        1,754,060       4,741,266          398,618
                                                               -------------   --------------   -------------   --------------
     Less: reimbursement/waiver (Note 4)......................       (43,220)          (7,976)        (81,116)         (81,988)
                                                               -------------   --------------   -------------   --------------
     Total expenses net of reimbursement/waiver...............     4,264,690        1,746,084       4,660,150          316,630
                                                               -------------   --------------   -------------   --------------
   NET INVESTMENT INCOME (LOSS)...............................     5,058,164        1,418,912         850,602          114,552
                                                               -------------   --------------   -------------   --------------
   REALIZED AND UNREALIZED
     GAIN (LOSS) ON INVESTMENTS (NOTES 2 &6):
   Net realized gain (loss) on investments sold...............   (16,573,066)      (2,539,484)     15,734,928       16,927,045
   Net realized gain (loss) on forward foreign currency
     contracts and foreign currency...........................            --               --              --               --
   Net change in unrealized appreciation (depreciation)
     on investments, foreign currency and
     forward foreign currency contracts.......................    (5,808,712)      12,356,079      (4,409,886)      (3,511,038)
                                                               -------------   --------------   -------------   --------------
   NET REALIZED AND UNREALIZED GAIN (LOSS)
     ON INVESTMENTS...........................................   (22,381,778)       9,816,595      11,325,042       13,416,007
                                                               -------------   --------------   -------------   --------------
   NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS................................ $ (17,323,614)  $   11,235,507   $  12,175,644   $   13,530,559
                                                               =============   ==============   =============   ==============



                                                                 EQUITY VALUE      LARGE CAP      EQUITY GROWTH     LARGE CAP
                                                                     FUND          VALUE FUND          FUND         GROWTH FUND
                                                                --------------   -------------   --------------   -------------
INVESTMENT INCOME:
   Interest (Note 2)..........................................  $       95,450    $       30,744   $     453,651    $    130,734
   Dividends (Note 2).........................................       1,953,338         1,328,955       7,422,935         629,369
   Less: foreign taxes withheld (Note 2)......................          (3,394)           (7,470)        (87,775)        (10,643)
                                                                --------------    --------------   -------------    ------------
     Total investment income..................................       2,045,394         1,352,229       7,788,811         749,460
                                                                --------------    --------------   -------------    ------------
   EXPENSES:
   Investment advisory fee (Note 3)...........................       1,565,916           619,783       5,171,839         719,399
   Administration fee (Note 3)................................         135,732            53,731         448,026          62,367
   Custodian fee..............................................           8,983             5,199          11,449           5,307
   Fund accounting fee (Note 3)...............................          32,482            23,736          68,606          28,080
   Professional fees (Note 3).................................          17,153            28,712          33,566          31,210
   Transfer agent fee (Note 3)................................         300,858            59,691         866,723          77,943
   Shareholder services and 12b-1 fees (Note 3)...............         401,126           106,298         949,830         123,435
   Trustees' fees and expenses (Note 3).......................           4,210             1,254          13,790           1,159
   Amortization of organization expense (Note 2)..............              --                --              --              --
   Reports to shareholders....................................         114,638            30,185         309,649          35,062
   Registration fee...........................................          18,226            20,498          28,358          16,656
   Miscellaneous..............................................          10,729             6,847          29,113           7,052
                                                                --------------    --------------   -------------   -------------
     Total expenses before reimbursement/waiver...............       2,610,053           955,934       7,930,949       1,107,670
                                                                --------------    --------------   -------------   -------------
     Less: reimbursement/waiver (Note 4)......................          (2,976)          (50,605)       (329,010)        (56,231)
                                                                --------------    --------------   -------------   -------------
     Total expenses net of reimbursement/waiver...............       2,607,077           905,329       7,601,939       1,051,439
                                                                --------------    --------------   -------------   -------------
   NET INVESTMENT INCOME (LOSS)...............................        (561,683)          446,900         186,872        (301,979)
                                                                --------------    --------------   -------------   -------------
   REALIZED AND UNREALIZED
     GAIN (LOSS) ON INVESTMENTS (NOTES 2 &6):
   Net realized gain (loss) on investments sold...............       3,467,428         8,998,770     (56,168,169)    (13,327,815)
   Net realized gain (loss) on forward foreign currency
     contracts and foreign currency...........................              --                --              --              --
   Net change in unrealized appreciation (depreciation)
     on investments, foreign currency and
     forward foreign currency contracts.......................      24,678,338        (4,903,233)     79,894,341      16,020,175
                                                                --------------    --------------   -------------   -------------
   NET REALIZED AND UNREALIZED GAIN (LOSS)
     ON INVESTMENTS...........................................      28,145,766         4,095,537      23,726,172       2,692,360
                                                                --------------    --------------   -------------   -------------
   NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS................................  $   27,584,083   $     4,542,437   $  23,913,044   $   2,390,381
                                                                ==============   ===============   =============   =============



                                                                   GROWTH          SMALL CAP       SMALL COMPANY   INTERNATIONAL
                                                                    FUND II        VALUE FUND       EQUITY FUND     EQUITY FUND
                                                                --------------   --------------   --------------   -------------

INVESTMENT INCOME:
   Interest (Note 2)..........................................  $       32,085   $      577,536   $       50,954   $       61,810
   Dividends (Note 2).........................................         136,657        2,663,179          696,621        4,108,454
   Less: foreign taxes withheld (Note 2)......................          (1,036)          (2,507)          (1,611)        (553,365)
                                                                --------------   --------------   --------------   --------------
     Total investment income..................................         167,706        3,238,208          745,964        3,616,899
                                                                --------------   --------------   --------------   --------------
   EXPENSES:
   Investment advisory fee (Note 3)...........................         364,509        2,224,217        1,709,798        2,520,716
   Administration fee (Note 3)................................          31,591          192,641          146,169          185,194
   Custodian fee..............................................           5,377           19,261           40,662          267,947
   Fund accounting fee (Note 3)...............................          23,340           52,442           35,117           70,804
   Professional fees (Note 3).................................          10,199           20,377           14,852           18,066
   Transfer agent fee (Note 3)................................          40,872          198,024          368,263          350,711
   Shareholder services and 12b-1 fees (Note 3)...............          56,964          188,254          194,119          117,237
   Trustees' fees and expenses (Note 3).......................             994            5,601            4,006            5,399
   Amortization of organization expense (Note 2)..............              --               --               --               --
   Reports to shareholders....................................          20,898           60,876           65,956           84,795
   Registration fee...........................................          14,189           34,901           20,575           32,317
   Miscellaneous..............................................           2,410           14,094           11,577           13,487
                                                                --------------   --------------   --------------   --------------
     Total expenses before reimbursement/waiver...............         571,343        3,010,688        2,611,094        3,666,673
                                                                --------------   --------------   --------------   --------------
     Less: reimbursement/waiver (Note 4)......................         (31,956)         (27,178)          (2,976)        (819,307)
                                                                --------------   --------------   --------------   --------------
     Total expenses net of reimbursement/waiver...............         539,387        2,983,510        2,608,118        2,847,366
                                                                --------------   --------------   --------------   --------------
   NET INVESTMENT INCOME (LOSS)...............................        (371,681)         254,698       (1,862,154)         769,533
                                                                --------------   --------------   --------------   --------------
   REALIZED AND UNREALIZED
     GAIN (LOSS) ON INVESTMENTS (NOTES 2 &6):
   Net realized gain (loss) on investments sold...............        (821,828)      22,130,026      (19,315,488)    (118,134,871)
   Net realized gain (loss) on forward foreign currency
     contracts and foreign currency...........................          (2,171)              --               --        3,073,925
   Net change in unrealized appreciation (depreciation)
     on investments, foreign currency and
     forward foreign currency contracts.......................       6,939,595      114,011,596       48,455,340      161,936,523
                                                                --------------   --------------   --------------   --------------
   NET REALIZED AND UNREALIZED GAIN (LOSS)
     ON INVESTMENTS...........................................       6,115,596      136,141,622       29,139,852       46,875,577
                                                                --------------   --------------   --------------   --------------
   NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS................................  $    5,743,915   $  136,396,320   $   27,277,698   $   47,645,110
                                                                ==============   ==============   ==============   ==============

                                                                 PAN ASIA
                                                                   FUND
                                                               --------------

INVESTMENT INCOME:
   Interest (Note 2).......................................... $        2,005
   Dividends (Note 2).........................................         19,843
   Less: foreign taxes withheld (Note 2)......................         (1,796)
                                                               --------------
     Total investment income..................................         20,052
                                                               --------------
   EXPENSES:
   Investment advisory fee (Note 3)...........................         20,572
   Administration fee (Note 3)................................          1,095
   Custodian fee..............................................         37,820
   Fund accounting fee (Note 3)...............................         28,677
   Professional fees (Note 3).................................          4,616
   Transfer agent fee (Note 3)................................          2,407
   Shareholder services and 12b-1 fees (Note 3)...............            274
   Trustees' fees and expenses (Note 3).......................             28
   Amortization of organization expense (Note 2)..............             --
   Reports to shareholders....................................            268
   Registration fee...........................................         18,810
   Miscellaneous..............................................            218
                                                               --------------
     Total expenses before reimbursement/waiver...............        114,785
                                                               --------------
     Less: reimbursement/waiver (Note 4)......................        (86,272)
                                                               --------------
     Total expenses net of reimbursement/waiver...............         28,513
                                                               --------------
   NET INVESTMENT INCOME (LOSS)...............................         (8,461)
                                                               --------------
   REALIZED AND UNREALIZED
     GAIN (LOSS) ON INVESTMENTS (NOTES 2 &6):
   Net realized gain (loss) on investments sold...............       (281,730)
   Net realized gain (loss) on forward foreign currency
     contracts and foreign currency...........................         48,293
   Net change in unrealized appreciation (depreciation)
     on investments, foreign currency and
     forward foreign currency contracts.......................        885,372
                                                               --------------
   NET REALIZED AND UNREALIZED GAIN (LOSS)
     ON INVESTMENTS...........................................        651,935
                                                               --------------
   NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS................................ $      643,474
                                                               ==============



                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      60,61

GALAXY EQUITY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                      ASSET ALLOCATION FUND
                                                                              ------------------------------------
                                                                             SIX MONTHS ENDED         YEAR ENDED
                                                                              APRIL 30, 2002          OCTOBER 31,
                                                                                (UNAUDITED)              2001
                                                                              --------------        --------------

NET ASSETS AT BEGINNING OF THE PERIOD.....................................    $  626,967,716        $  792,894,391
                                                                              --------------        --------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income..................................................         5,058,164            13,903,330
   Net realized gain (loss) on investments sold...........................       (16,573,066)            1,779,786
   Net change in unrealized appreciation (depreciation) on investments....        (5,808,712)         (131,821,300)
                                                                              --------------        --------------
     Net increase (decrease) in net assets resulting from operations......       (17,323,614)         (116,138,184)
                                                                              --------------        --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   RETAIL A SHARES:
   Net investment income..................................................        (1,882,924)           (6,945,190)
   Distributions in excess of net investment income.......................                --                    --
   Net realized gain on investments.......................................                --           (14,552,577)
                                                                              --------------        --------------
     Total Distributions .................................................        (1,882,924)          (21,497,767)
                                                                              --------------        --------------
   RETAIL B SHARES:
   Net investment income .................................................          (341,216)           (1,476,505)
   Net realized gain on investments.......................................                --            (4,250,364)
                                                                              --------------        --------------
     Total Distributions .................................................          (341,216            (5,726,869)
                                                                              --------------        --------------
   TRUST SHARES:
   Net investment income .................................................        (1,761,628)           (6,073,932)
   Distributions in excess of net investment income.......................                --                    --
   Net realized gain on investments.......................................                --           (11,508,401)
                                                                              --------------        --------------
     Total Distributions .................................................        (1,761,628)          (17,582,333)
                                                                              --------------        --------------
   PRIME A SHARES:
   Net investment income .................................................              (366)               (2,052)
   Distributions in excess of net investment income.......................                --                    --
   Net realized gain on investments.......................................                --                (5,350)
                                                                              --------------        --------------
     Total Distributions .................................................              (366)               (7,402)
                                                                              --------------        --------------
   PRIME B SHARES:
   Net investment income .................................................            (1,191)               (6,871)
   Net realized gain on investments.......................................                --               (20,803)
                                                                              --------------        --------------
     Total Distributions .................................................            (1,191)              (27,674)
                                                                              --------------        --------------
   BKB SHARES:
   Net investment income .................................................               N/A              (396,225)
   Distributions in excess of net investment income.......................               N/A                    --
   Net realized gain on investments.......................................               N/A              (909,701)
                                                                              --------------        --------------
     Total Distributions .................................................               N/A            (1,305,926)
                                                                              --------------        --------------
     Total Distributions to shareholders..................................        (3,987,325)          (46,147,971)
                                                                              --------------        --------------
NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(1)........................       (41,949,248)           (3,640,520)
                                                                              --------------        --------------
   Net increase (decrease) in net assets..................................       (63,260,187)         (165,926,675)
                                                                              --------------        --------------
NET ASSETS AT END OF THE PERIOD (INCLUDING LINE A)........................    $  563,707,529        $  626,967,716
                                                                              ==============        ==============
(A) Undistributed (overdistributed) net investment income.................    $    1,054,939        $      (15,900)
                                                                              ==============        ==============

-----------------------------------------------
(1) For details on share transactions by series, see Statements of Changes in Net Assets - Capital Stock Activity on pages 70 - 72.



                                                                                      EQUITY INCOME FUND
                                                                             -----------------------------------
                                                                            SIX MONTHS ENDED        YEAR ENDED
                                                                             APRIL 30, 2002         OCTOBER 31,
                                                                               (UNAUDITED)             2001
                                                                             --------------       --------------

NET ASSETS AT BEGINNING OF THE PERIOD.....................................   $  295,800,624       $  298,963,495
                                                                             --------------       --------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income..................................................        1,418,912            3,002,299
   Net realized gain (loss) on investments sold...........................       (2,539,484)          14,729,943
   Net change in unrealized appreciation (depreciation) on investments....       12,356,079          (64,626,750)
                                                                             --------------       --------------
     Net increase (decrease) in net assets resulting from operations......       11,235,507          (46,894,508)
                                                                             --------------       --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   RETAIL A SHARES:
   Net investment income..................................................         (721,541)          (1,421,171)
   Distributions in excess of net investment income.......................               --                   --
   Net realized gain on investments.......................................       (6,990,920)         (25,103,583)
                                                                             --------------       --------------
     Total Distributions .................................................       (7,712,461)         (26,524,754)
                                                                             --------------       --------------
   RETAIL B SHARES:
   Net investment income .................................................          (18,843)              (6,081)
   Net realized gain on investments.......................................         (719,184)            (543,124)
                                                                             --------------       --------------
     Total Distributions .................................................         (738,027)            (549,205)
                                                                             --------------       --------------
   TRUST SHARES:
   Net investment income .................................................         (848,265)          (1,295,713)
   Distributions in excess of net investment income.......................               --                   --
   Net realized gain on investments.......................................       (5,835,541)         (14,248,992)
                                                                             --------------       --------------
     Total Distributions .................................................       (6,683,806)         (15,544,705)
                                                                             --------------       --------------
   PRIME A SHARES:
   Net investment income .................................................               --                   --
   Distributions in excess of net investment income.......................               --                   --
   Net realized gain on investments.......................................               --                   --
                                                                             --------------       --------------
     Total Distributions .................................................               --                   --
                                                                             --------------       --------------
   PRIME B SHARES:
   Net investment income .................................................               --                   --
   Net realized gain on investments.......................................               --                   --
                                                                             --------------       --------------
     Total Distributions .................................................               --                   --
                                                                             --------------       --------------
   BKB SHARES:
   Net investment income .................................................              N/A                  N/A
   Distributions in excess of net investment income.......................              N/A                  N/A
   Net realized gain on investments.......................................              N/A                  N/A
                                                                             --------------       --------------
     Total Distributions .................................................              N/A                  N/A
                                                                             --------------       --------------
     Total Distributions to shareholders..................................      (15,134,294)         (42,618,664)
                                                                             --------------       --------------
NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(1)........................      (27,652,974)          86,350,301
                                                                             --------------       --------------
   Net increase (decrease) in net assets..................................      (31,551,761)          (3,162,871)
                                                                             --------------       --------------
NET ASSETS AT END OF THE PERIOD (INCLUDING LINE A)........................   $  264,248,863       $  295,800,624
                                                                             ==============       ==============
(A) Undistributed (overdistributed) net investment income.................   $      207,454       $      377,191
                                                                             ==============       ==============


                                                                                       GROWTH AND INCOME FUND
                                                                               ------------------------------------
                                                                              SIX MONTHS ENDED         YEAR ENDED
                                                                               APRIL 30, 2002          OCTOBER 31,
                                                                                 (UNAUDITED)              2001
                                                                               --------------        --------------

NET ASSETS AT BEGINNING OF THE PERIOD.....................................     $  768,866,020      $  1,095,445,939
                                                                               --------------      ----------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income..................................................            850,602             2,659,071
   Net realized gain (loss) on investments sold...........................         15,734,928            39,931,530
   Net change in unrealized appreciation (depreciation) on investments....         (4,409,886)         (189,931,026)
                                                                               --------------      ----------------
     Net increase (decrease) in net assets resulting from operations......         12,175,644          (147,340,425)
                                                                               --------------      ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   RETAIL A SHARES:
   Net investment income..................................................           (148,414)             (235,448)
   Distributions in excess of net investment income.......................                 --                  (394)
   Net realized gain on investments.......................................         (8,851,728)          (16,777,149)
                                                                               --------------      ----------------
     Total Distributions .................................................         (9,000,142)          (17,012,991)
                                                                               --------------      ----------------
   RETAIL B SHARES:
   Net investment income .................................................                 --                    --
   Net realized gain on investments.......................................         (1,681,983)           (4,830,743)
                                                                               --------------      ----------------
     Total Distributions .................................................         (1,681,983)           (4,830,743)
                                                                               --------------      ----------------
   TRUST SHARES:
   Net investment income .................................................         (1,191,378)           (2,181,328)
   Distributions in excess of net investment income.......................                 --                (3,648)
   Net realized gain on investments.......................................        (15,146,836)          (51,792,877)
                                                                               --------------      ----------------
     Total Distributions .................................................        (16,338,214)          (53,977,853)
                                                                               --------------      ----------------
   PRIME A SHARES:
   Net investment income .................................................                (50)                 (315)
   Distributions in excess of net investment income.......................                 --                    (1)
   Net realized gain on investments.......................................             (2,049)              (12,164)
                                                                               --------------      ----------------
     Total Distributions .................................................             (2,099)              (12,480)
                                                                               --------------      ----------------
   PRIME B SHARES:
   Net investment income .................................................                 --                    --
   Net realized gain on investments.......................................             (3,781)              (10,153)
                                                                               --------------      ----------------
     Total Distributions .................................................             (3,781)              (10,153)
                                                                               --------------      ----------------
   BKB SHARES:
   Net investment income .................................................                N/A              (448,110)
   Distributions in excess of net investment income.......................                N/A                  (749)
   Net realized gain on investments.......................................                N/A           (10,483,566)
                                                                               --------------      ----------------
     Total Distributions .................................................                N/A           (10,932,425)
                                                                               --------------      ----------------
     Total Distributions to shareholders..................................        (27,026,219)          (86,776,645)
                                                                               --------------      ----------------
NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(1)........................         17,147,470           (92,462,849)
                                                                               --------------      ----------------
   Net increase (decrease) in net assets..................................          2,296,895          (326,579,919)
                                                                               --------------      ----------------
NET ASSETS AT END OF THE PERIOD (INCLUDING LINE A)........................     $  771,162,915      $    768,866,020
                                                                               ==============      ================
(A) Undistributed (overdistributed) net investment income.................     $     (504,016)     $        (14,776)
                                                                               ==============      ================


                                                                                           STRATEGIC EQUITY FUND
                                                                                  -----------------------------------
                                                                                 SIX MONTHS ENDED         YEAR ENDED
                                                                                  APRIL 30, 2002          OCTOBER 31,
                                                                                    (UNAUDITED)              2001
                                                                                  -------------         -------------

NET ASSETS AT BEGINNING OF THE PERIOD.....................................        $  113,594,701        $  103,617,266
                                                                                  --------------        --------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income..................................................               114,552               795,088
   Net realized gain (loss) on investments sold...........................            16,927,045             4,900,020
   Net change in unrealized appreciation (depreciation) on investments....            (3,511,038)           (7,266,203)
                                                                                  --------------        --------------
     Net increase (decrease) in net assets resulting from operations......            13,530,559            (1,571,095)
                                                                                  --------------        --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   RETAIL A SHARES:
   Net investment income..................................................                (6,609)              (24,364)
   Distributions in excess of net investment income.......................                    --                    --
   Net realized gain on investments.......................................              (321,990)             (272,087)
                                                                                  --------------        --------------
     Total Distributions .................................................              (328,599)             (296,451)
                                                                                  --------------        --------------
   RETAIL B SHARES:
   Net investment income .................................................                    --                    --
   Net realized gain on investments.......................................               (92,957)              (49,633)
                                                                                  --------------        --------------
     Total Distributions .................................................               (92,957)              (49,633)
                                                                                  --------------        --------------
   TRUST SHARES:
   Net investment income .................................................              (196,913)             (780,029)
   Distributions in excess of net investment income.......................                    --                    --
   Net realized gain on investments.......................................            (4,065,865)           (2,945,509)
                                                                                  --------------        --------------
     Total Distributions .................................................            (4,262,778)           (3,725,538)
                                                                                  --------------        --------------
   PRIME A SHARES:
   Net investment income .................................................                    --                    --
   Distributions in excess of net investment income.......................                    --                    --
   Net realized gain on investments.......................................                    --                    --
                                                                                  --------------        --------------
     Total Distributions .................................................                    --                    --
                                                                                  --------------        --------------
   PRIME B SHARES:
   Net investment income .................................................                    --                    --
   Net realized gain on investments.......................................                    --                    --
                                                                                  --------------        --------------
     Total Distributions .................................................                    --                    --
                                                                                  --------------        --------------
   BKB SHARES:
   Net investment income .................................................                   N/A                   N/A
   Distributions in excess of net investment income.......................                   N/A                   N/A
   Net realized gain on investments.......................................                   N/A                   N/A
                                                                                  --------------        --------------
     Total Distributions .................................................                   N/A                   N/A
                                                                                  --------------        --------------
     Total Distributions to shareholders..................................            (4,684,334)           (4,071,622)
                                                                                  --------------        --------------
NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(1)........................           (85,915,924)           15,620,152
                                                                                  --------------        --------------
   Net increase (decrease) in net assets..................................           (77,069,699)            9,977,435
                                                                                  --------------        --------------
NET ASSETS AT END OF THE PERIOD (INCLUDING LINE A)........................        $   36,525,002        $  113,594,701
                                                                                  ==============        ==============
(A) Undistributed (overdistributed) net investment income.................        $      (11,117)       $       77,853
                                                                                  ==============        ==============

                       SEE NOTES TO FINANCIAL STATEMENTS


                                      62,63

GALAXY EQUITY FUNDS

                                                                                    EQUITY VALUE FUND
                                                                           ------------------------------------
                                                                          SIX MONTHS ENDED         YEAR ENDED
                                                                           APRIL 30, 2002          OCTOBER 31,
                                                                             (UNAUDITED)              2001
                                                                           --------------        --------------

NET ASSETS AT BEGINNING OF THE PERIOD....................................  $  358,212,152        $  422,254,399
                                                                           --------------        --------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income (loss)..........................................        (561,683)             (282,497)
   Net realized gain (loss) on investments sold..........................       3,467,428            13,619,668
   Net change in unrealized appreciation (depreciation) on investments...      24,678,338           (54,919,433)
                                                                           --------------        --------------
     Net increase (decrease) in net assets resulting from operations.....      27,584,083           (41,582,262)
                                                                           --------------        --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   RETAIL A/CLASS A SHARES:
   Net investment income ................................................              --                    --
   Net realized gain on investments......................................      (4,986,255)          (37,734,664)
                                                                           --------------        --------------
     Total Distributions ................................................      (4,986,255)          (37,734,664)
                                                                           --------------        --------------
   RETAIL B/CLASS B SHARES:
   Net realized gain on investments......................................        (732,810)           (5,160,776)
                                                                           --------------        --------------
     Total Distributions ................................................        (732,810)           (5,160,776)
                                                                           --------------        --------------
   TRUST/CLASS I SHARES:
   Net investment income ................................................              --                    --
   Net realized gain on investments......................................      (4,800,214)          (27,498,418)
                                                                           --------------        --------------
     Total Distributions ................................................      (4,800,214)          (27,498,418)
                                                                           --------------        --------------
   PRIME A SHARES:
   Net realized gain on investments......................................              --                    --
                                                                           --------------        --------------
     Total Distributions ................................................              --                    --
                                                                           --------------        --------------
   PRIME B SHARES:
   Net realized gain on investments......................................              --                    --
                                                                           --------------        --------------
     Total Distributions ................................................              --                    --
                                                                           --------------        --------------
     Total Distributions to shareholders.................................     (10,519,279)          (70,393,858)
                                                                           --------------        --------------
NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(1).......................      51,796,887            47,933,873
                                                                           --------------        --------------
   Net increase (decrease) in net assets.................................      68,861,691           (64,042,247)
                                                                           --------------        --------------
NET  ASSETS AT END OF THE PERIOD (INCLUDING LINE A)......................  $  427,073,843        $  358,212,152
                                                                           ==============        ==============
(A) Undistributed (overdistributed) net investment income................  $     (573,730)       $      (12,047)
                                                                           ==============        ==============

------------------------------------------------
(1) For details on share transactions by series, see Statements of Changes in Net Assets - Capital Stock Activity on pages 73 - 75.



                                                                                            LARGE CAP VALUE FUND
                                                                          ---------------------------------------------------------
                                                                         SIX MONTHS ENDED        PERIOD FROM           YEAR ENDED
                                                                          APRIL 30, 2002      JANUARY 1, 2001 TO       DECEMBER 31,
                                                                            (UNAUDITED)        OCTOBER 31, 2001            2000
                                                                          --------------        --------------        -------------

NET ASSETS AT BEGINNING OF THE PERIOD.................................... $  194,844,505        $ 290,702,569         $ 328,608,000
                                                                          --------------        -------------         -------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income (loss)..........................................        446,900              700,698               878,000
   Net realized gain (loss) on investments sold..........................      8,998,770           (1,164,324)           12,750,000
   Net change in unrealized appreciation (depreciation) on investments...     (4,903,233)         (60,506,464)          (23,292,000)
                                                                          --------------        -------------         -------------
     Net increase (decrease) in net assets resulting from operations.....      4,542,437          (60,970,090)           (9,664,000)
                                                                          --------------        -------------         -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   RETAIL A/CLASS A SHARES:
   Net investment income ................................................        (15,715)             (19,908)              (23,000)
   Net realized gain on investments......................................             --                   --              (940,000)
                                                                          --------------        -------------         -------------
     Total Distributions ................................................        (15,715)             (19,908)             (963,000)
                                                                          --------------        -------------         -------------
   RETAIL B/CLASS B SHARES:
   Net realized gain on investments......................................             --                   --            (1,949,000)
                                                                          --------------        -------------         -------------
     Total Distributions ................................................             --                   --            (1,949,000)
                                                                          --------------        -------------         -------------
   TRUST/CLASS I SHARES:
   Net investment income ................................................       (488,600)            (609,381)             (855,000)
   Net realized gain on investments......................................             --                   --           (13,566,000)
                                                                          --------------        -------------         -------------
     Total Distributions ................................................       (488,600)            (609,381)          (14,421,000)
                                                                          --------------        -------------         -------------
   PRIME A SHARES:
   Net realized gain on investments......................................            N/A                  N/A                   N/A
                                                                          --------------        -------------         -------------
     Total Distributions ................................................            N/A                  N/A                   N/A
                                                                          --------------        -------------         -------------
   PRIME B SHARES:
   Net realized gain on investments......................................            N/A                  N/A                   N/A
                                                                          --------------        -------------         -------------
     Total Distributions ................................................            N/A                  N/A                   N/A
                                                                          --------------        -------------         -------------
     Total Distributions to shareholders.................................       (504,315)            (629,289)          (17,333,000)
                                                                          --------------        -------------         -------------
NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(1).......................    (67,055,984)         (34,258,685)          (10,908,000)
                                                                          --------------        -------------         -------------
   Net increase (decrease) in net assets.................................    (63,017,862)         (95,858,064)          (37,905,000)
                                                                          --------------        -------------         -------------
NET  ASSETS AT END OF THE PERIOD (INCLUDING LINE A)...................... $  131,826,643        $ 194,844,505         $ 290,703,000
                                                                          ==============        =============         =============
(A) Undistributed (overdistributed) net investment income................ $       13,994        $      71,409         $      (1,000)
                                                                          ==============        =============         =============



                                                                                   EQUITY GROWTH FUND
                                                                          -----------------------------------
                                                                         SIX MONTHS ENDED         YEAR ENDED
                                                                           APRIL 30, 2002          OCTOBER 31,
                                                                             (UNAUDITED)              2001
                                                                           --------------        -------------
NET ASSETS AT BEGINNING OF THE PERIOD.................................... $1,285,373,219        $1,969,754,905
                                                                          --------------        --------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income (loss)..........................................        186,872            (1,397,342)
   Net realized gain (loss) on investments sold..........................    (56,168,169)          (46,108,270)
   Net change in unrealized appreciation (depreciation) on investments...     79,894,341          (532,258,353)
                                                                          --------------        --------------
     Net increase (decrease) in net assets resulting from operations.....     23,913,044          (579,763,965)
                                                                          --------------        --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   RETAIL A/CLASS A SHARES:
   Net investment income ................................................             --                    --
   Net realized gain on investments......................................             --           (63,514,294)
                                                                          --------------        --------------
     Total Distributions ................................................             --           (63,514,294)
                                                                          --------------        --------------
   RETAIL B/CLASS B SHARES:
   Net realized gain on investments......................................             --           (15,375,783)
                                                                          --------------        --------------
     Total Distributions ................................................             --           (15,375,783)
                                                                          --------------        --------------
   TRUST/CLASS I SHARES:
   Net investment income ................................................             --                    --
   Net realized gain on investments......................................             --          (138,966,079)
                                                                          --------------        --------------
     Total Distributions ................................................             --          (138,966,079)
                                                                          --------------        --------------
   PRIME A SHARES:
   Net realized gain on investments......................................             --               (15,978)
                                                                          --------------        --------------
     Total Distributions ................................................             --               (15,978)
                                                                          --------------        --------------
   PRIME B SHARES:
   Net realized gain on investments......................................             --               (51,114)
                                                                          --------------        --------------
     Total Distributions ................................................             --               (51,114)
                                                                          --------------        --------------
     Total Distributions to shareholders.................................             --          (217,923,248)
                                                                          --------------        --------------
NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(1).......................      5,320,504           113,305,527
                                                                          --------------        --------------
   Net increase (decrease) in net assets.................................     29,233,548          (684,381,686)
                                                                          --------------        --------------
NET  ASSETS AT END OF THE PERIOD (INCLUDING LINE A)...................... $1,314,606,767        $1,285,373,219
                                                                          ==============        ==============
(A) Undistributed (overdistributed) net investment income................ $      151,509        $      (35,363)
                                                                          ==============        ==============

                        SEE NOTE TO FINANCIAL STATEMENTS.

                                      64,65

GALAXY EQUITY FUNDS

                                                                                          LARGE CAP GROWTH FUND
                                                                       ----------------------------------------------------------
                                                                      SIX MONTHS ENDED         PERIOD FROM           YEAR ENDED
                                                                       APRIL 30, 2002      JANUARY 1, 2001 TO       DECEMBER 31,
                                                                         (UNAUDITED)        OCTOBER 31, 2001            2000
                                                                       --------------        --------------        --------------

NET ASSETS AT BEGINNING OF THE PERIOD.................................  $ 189,102,108        $  310,508,814        $  318,293,000
                                                                       --------------        --------------        --------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income (loss).......................................       (301,979)             (589,118)           (1,485,000)
   Net realized gain (loss) on investments sold and foriegn currency..    (13,327,815)           (2,762,950)           23,546,000
   Net change in unrealized appreciation (depreciation) on investments,
     foreign currency and forward foreign currency contracts..........     16,020,175           (93,707,281)          (65,982,000)
                                                                       --------------        --------------        --------------
     Net increase (decrease) in net assets resulting from operations        2,390,381           (97,059,349)          (43,921,000)
                                                                       --------------        --------------        --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   RETAIL A/CLASS A SHARES:
   Net investment income .............................................             --                    --                    --
   Net realized gain on investments...................................             --                    --              (893,000)
   Distributions in excess of net realized gain on investments........             --                    --                    --
                                                                       --------------        --------------        --------------
     Total Distributions..............................................             --                    --              (893,000)
                                                                       --------------        --------------        --------------
   RETAIL B/CLASS B SHARES:
   Net realized gain on investments...................................             --                    --            (5,067,000)
   Distributions in excess of net realized gain on investments........             --                    --                    --
                                                                       --------------        --------------        --------------
     Total Distributions..............................................             --                    --            (5,067,000)
                                                                       --------------        --------------        --------------
   TRUST/CLASS I SHARES:
   Net investment income .............................................             --                    --                    --
   Net realized gain on investments...................................             --                    --           (29,553,000)
   Distributions in excess of net realized gain on investments........             --                    --                    --
                                                                       --------------        --------------        --------------
     Total Distributions .............................................             --                    --           (29,553,000)
                                                                       --------------        --------------        --------------
   PRIME A SHARES:
   Net investment income .............................................            N/A                   N/A                   N/A
   Net realized gain on investments...................................            N/A                   N/A                   N/A
                                                                       --------------        --------------        --------------
     Total Distributions .............................................            N/A                   N/A                   N/A
                                                                       --------------        --------------        --------------
   PRIME B SHARES:
   Net realized gain on investments...................................            N/A                   N/A                   N/A
                                                                       --------------        --------------        --------------
     Total Distributions .............................................            N/A                   N/A                   N/A
                                                                       --------------        --------------        --------------
   BKB SHARES:
   Net realized gain on investments...................................            N/A                   N/A                   N/A
   Distributions in excess of net realized gain on investments........            N/A                   N/A                   N/A
                                                                       --------------        --------------        --------------
     Total Distributions .............................................            N/A                   N/A                   N/A
                                                                       --------------        --------------        --------------
     Total Distributions to shareholders..............................             --                    --           (35,513,000)
                                                                       --------------        --------------        --------------
NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(1)....................    (25,310,172)          (24,347,357)           71,650,000
                                                                       --------------        --------------        --------------
   Net increase (decrease) in net assets..............................    (22,919,791)         (121,406,706)           (7,784,000)
                                                                       --------------        --------------        --------------
NET ASSETS AT END OF THE PERIOD (INCLUDING LINE A).................... $  166,182,317        $  189,102,108        $  310,509,000
                                                                       ==============        ==============        ==============
(A) Undistributed (overdistributed) net investment income............. $     (320,379)       $      (18,400)       $       (8,000)
                                                                       ==============        ==============        ==============

------------------------------------------------
(1) For details on share transactions by series, see Statements of Changes in Net Assets - Capital Stock Activity on pages 76 - 78.



                                                                                   GROWTH FUND II
                                                                         -----------------------------------
                                                                        SIX MONTHS ENDED         YEAR ENDED
                                                                         APRIL 30, 2002         OCTOBER 31,
                                                                           (UNAUDITED)              2001
                                                                         --------------        -------------

NET ASSETS AT BEGINNING OF THE PERIOD.................................   $   99,871,175        $ 151,620,932
                                                                         --------------        -------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income (loss).......................................         (371,681)            (578,313)
   Net realized gain (loss) on investments sold and foriegn currency..         (823,999)          (2,973,502)
   Net change in unrealized appreciation (depreciation) on investments
     foreign currency and forward foreign currency contracts..........        6,939,595          (42,901,068)
                                                                         --------------        -------------
     Net increase (decrease) in net assets resulting from operations          5,743,915          (46,452,883)
                                                                         --------------        -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   RETAIL A/CLASS A SHARES:
   Net investment income .............................................               --                   --
   Net realized gain on investments...................................               --             (193,798)
   Distributions in excess of net realized gain on investments........               --                   (9)
                                                                         --------------        -------------
     Total Distributions..............................................               --             (193,807)
                                                                         --------------        -------------
   RETAIL B/CLASS B SHARES:
   Net realized gain on investments...................................               --              (70,593)
   Distributions in excess of net realized gain on investments........               --                   (3)
                                                                         --------------        -------------
     Total Distributions..............................................               --              (70,596)
                                                                         --------------        -------------
   TRUST/CLASS I SHARES:
   Net investment income .............................................               --                   --
   Net realized gain on investments...................................               --           (7,919,239)
   Distributions in excess of net realized gain on investments........               --                 (374)
                                                                         --------------        -------------
     Total Distributions .............................................               --           (7,919,613)
                                                                         --------------        -------------
   PRIME A SHARES:
   Net investment income .............................................              N/A                  N/A
   Net realized gain on investments...................................              N/A                  N/A
                                                                         --------------        -------------
     Total Distributions .............................................              N/A                  N/A
                                                                         --------------        -------------
   PRIME B SHARES:
   Net realized gain on investments...................................              N/A                  N/A
                                                                         --------------        -------------
     Total Distributions .............................................              N/A                  N/A
                                                                         --------------        -------------
   BKB SHARES:
   Net realized gain on investments...................................              N/A           (5,065,524)
   Distributions in excess of net realized gain on investments........              N/A                 (239)
                                                                         --------------        -------------
     Total Distributions .............................................              N/A           (5,065,763)
                                                                         --------------        -------------
     Total Distributions to shareholders..............................               --          (13,249,779)
                                                                         --------------        -------------
NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(1)....................      (15,496,992)           7,952,905
                                                                         --------------        -------------
   Net increase (decrease) in net assets..............................       (9,753,077)         (51,749,757)
                                                                         --------------        -------------
NET ASSETS AT END OF THE PERIOD (INCLUDING LINE A)....................   $   90,118,098        $  99,871,175
                                                                         ==============        =============
(A) Undistributed (overdistributed) net investment income.............   $     (372,210)       $       (529)
                                                                         ==============        =============



                                                                                 SMALL CAP VALUE FUND
                                                                         ------------------------------------
                                                                         SIX MONTHS ENDED        YEAR ENDED
                                                                         APRIL 30, 2002          OCTOBER 31,
                                                                            (UNAUDITED)              2001
                                                                         --------------        --------------

NET ASSETS AT BEGINNING OF THE PERIOD.................................   $  531,489,622        $  423,356,265
                                                                         --------------        --------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income (loss).......................................          254,698             1,840,867
   Net realized gain (loss) on investments sold and foriegn currency..       22,130,026            53,226,917
   Net change in unrealized appreciation (depreciation) on investments
     foreign currency and forward foreign currency contracts..........      114,011,596            (2,778,817)
                                                                         --------------        --------------
     Net increase (decrease) in net assets resulting from operations        136,396,320            52,288,967
                                                                         --------------        --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   RETAIL A/CLASS A SHARES:
   Net investment income .............................................               --               (84,064)
   Net realized gain on investments...................................               --           (11,275,912)
   Distributions in excess of net realized gain on investments........       (9,651,542)                   --
                                                                         --------------        --------------
     Total Distributions..............................................       (9,651,542)          (11,359,976)
                                                                         --------------        --------------
   RETAIL B/CLASS B SHARES:
   Net realized gain on investments...................................               --              (380,522)
   Distributions in excess of net realized gain on investments........         (532,460)                   --
                                                                         --------------        --------------
     Total Distributions..............................................         (532,460)             (380,522)
                                                                         --------------        --------------
   TRUST/CLASS I SHARES:
   Net investment income .............................................         (445,097)           (2,033,130)
   Net realized gain on investments...................................               --           (43,697,192)
   Distributions in excess of net realized gain on investments........      (37,414,810)                   --
                                                                         --------------        --------------
     Total Distributions .............................................      (37,859,907)          (45,730,322)
                                                                         --------------        --------------
   PRIME A SHARES:
   Net investment income .............................................               --                  (513)
   Net realized gain on investments...................................          (12,287)              (24,661)
                                                                         --------------        --------------
     Total Distributions .............................................          (12,287)              (25,174)
                                                                         --------------        --------------
   PRIME B SHARES:
   Net realized gain on investments...................................          (17,051)              (22,464)
                                                                         --------------        --------------
     Total Distributions .............................................          (17,051)              (22,464)
                                                                         --------------        --------------
   BKB SHARES:
   Net realized gain on investments...................................              N/A                   N/A
   Distributions in excess of net realized gain on investments........              N/A                   N/A
                                                                         --------------        --------------
     Total Distributions .............................................              N/A                   N/A
                                                                         --------------        --------------
     Total Distributions to shareholders..............................      (48,073,247)          (57,518,458)
                                                                         --------------        --------------
NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(1)....................      102,411,931           113,362,848
                                                                         --------------        --------------
   Net increase (decrease) in net assets..............................      190,735,004           108,133,357
                                                                         --------------        --------------
NET ASSETS AT END OF THE PERIOD (INCLUDING LINE A)....................   $  722,224,626        $  531,489,622
                                                                         ==============        ==============
(A) Undistributed (overdistributed) net investment income.............   $      (54,041)       $      136,358
                                                                         ==============        ==============



                                                                                   SMALL COMPANY EQUITY FUND
                                                                            -------------------------------------
                                                                            SIX MONTHS ENDED         YEAR ENDED
                                                                             APRIL 30, 2002          OCTOBER 31,
                                                                                (UNAUDITED)              2001
                                                                            ---------------       ---------------

NET ASSETS AT BEGINNING OF THE PERIOD.................................      $   417,936,684       $   566,942,273
                                                                            ---------------       ---------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income (loss).......................................           (1,862,154)           (3,141,421)
   Net realized gain (loss) on investments sold and foriegn currency..          (19,315,488)           (7,837,951)
   Net change in unrealized appreciation (depreciation) on investments
     foreign currency and forward foreign currency contracts..........           48,455,340           (74,616,004)
                                                                            ---------------       ---------------
     Net increase (decrease) in net assets resulting from operations             27,277,698           (85,595,376)
                                                                            ---------------       ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   RETAIL A/CLASS A SHARES:
   Net investment income .............................................                   --                    --
   Net realized gain on investments...................................                   --           (17,106,422)
   Distributions in excess of net realized gain on investments........                   --                  (430)
                                                                            ---------------       ---------------
     Total Distributions..............................................                   --           (17,106,852)
                                                                            ---------------       ---------------
   RETAIL B/CLASS B SHARES:
   Net realized gain on investments...................................                   --            (3,049,295)
   Distributions in excess of net realized gain on investments........                   --                   (77)
                                                                            ---------------       ---------------
     Total Distributions..............................................                   --            (3,049,372)
                                                                            ---------------       ---------------
   TRUST/CLASS I SHARES:
   Net investment income .............................................                   --                    --
   Net realized gain on investments...................................                   --           (63,711,563)
   Distributions in excess of net realized gain on investments........                   --                (1,604)
                                                                            ---------------       ---------------
     Total Distributions .............................................                   --           (63,713,167)
                                                                            ---------------       ---------------
   PRIME A SHARES:
   Net investment income .............................................                   --                    --
   Net realized gain on investments...................................                   --                    --
                                                                            ---------------       ---------------
     Total Distributions .............................................                   --                    --
                                                                            ---------------       ---------------
   PRIME B SHARES:
   Net realized gain on investments...................................                   --                    --
                                                                            ---------------       ---------------
     Total Distributions .............................................                   --                    --
                                                                            ---------------       ---------------
   BKB SHARES:
   Net realized gain on investments...................................                  N/A                   N/A
   Distributions in excess of net realized gain on investments........                  N/A                   N/A
                                                                            ---------------       ---------------
     Total Distributions .............................................                  N/A                   N/A
                                                                            ---------------       ---------------
     Total Distributions to shareholders..............................                   --           (83,869,391)
                                                                            ---------------       ---------------
NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(1)....................           (5,742,215)           20,459,178
                                                                            ---------------       ---------------
   Net increase (decrease) in net assets..............................           21,535,483          (149,005,589)
                                                                            ---------------       ---------------
NET ASSETS AT END OF THE PERIOD (INCLUDING LINE A)....................      $   439,472,167       $   417,936,684
                                                                            ===============       ===============
(A) Undistributed (overdistributed) net investment income.............      $    (1,870,792)      $        (8,638)
                                                                            ===============       ===============

                       SEE NOTES TO FINANCIAL STATEMENTS

                                      66,67

GALAXY EQUITY FUNDS

                                                                                        INTERNATIONAL EQUITY FUND
                                                                                  ------------------------------------
                                                                                 SIX MONTHS ENDED        YEAR ENDED
                                                                                  APRIL 30, 2002         OCTOBER 31,
                                                                                    (UNAUDITED)              2001
                                                                                  --------------        --------------

NET ASSETS AT BEGINNING OF THE PERIOD............................................ $  597,731,521        $1,067,506,793
                                                                                  --------------        --------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income (loss)..................................................        769,533             3,879,012
   Net realized (loss) on investments sold, forward foreign currency contracts
     and foreign currency                                                           (115,060,946)          (98,430,135)
   Net change in unrealized appreciation (depreciation) on investments,
     foreign currency and forward foreign currency contracts.....................    161,936,523          (210,194,962)
                                                                                  --------------        --------------
     Net increase (decrease) in net assets resulting from operations.............     47,645,110          (304,746,085)
                                                                                  --------------        --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   RETAIL A SHARES:
   Net investment income ........................................................     (1,161,415)           (1,684,989)
   Net realized gain on investments..............................................             --           (12,341,722)
   Distributions in excess of net realized gain on investments...................             --                    --
                                                                                  --------------        --------------
     Total Distributions ........................................................     (1,161,415)          (14,026,711)
                                                                                  --------------        --------------
   RETAIL B SHARES:
   Net investment income ........................................................        (46,997)              (70,210)
   Net realized gain on investments..............................................             --              (987,868)
   Distributions in excess of net realized gain on investments...................             --                    --
                                                                                  --------------        --------------
     Total Distributions ........................................................        (46,997)           (1,058,078)
                                                                                  --------------        --------------
   TRUST SHARES:
   Net investment income ........................................................    (10,992,572)          (16,835,007)
   Net realized gain on investments..............................................             --          (100,878,940)
   Distributions in excess of net realized gain on investments...................             --                    --
                                                                                  --------------        --------------
     Total Distributions ........................................................    (10,992,572)         (117,713,947)
                                                                                  --------------        --------------
   PRIME A SHARES:
   Net investment income ........................................................           (158)                 (260)
   Net realized gain on investments..............................................             --                (1,655)
   Distributions in excess of net realized gain on investments...................             --                    --
                                                                                  --------------        --------------
     Total Distributions ........................................................           (158)               (1,915)
                                                                                  --------------        --------------
   PRIME B SHARES:
   Net investment income ........................................................         (3,272)               (4,995)
   Net realized gain on investments..............................................             --               (56,692)
   Distributions in excess of net realized gain on investments...................             --                    --
                                                                                  --------------        --------------
     Total Distributions ........................................................         (3,272)              (61,687)
                                                                                  --------------        --------------
   BKB SHARES:
   Net investment income ........................................................            N/A              (286,675)
   Net realized gain on investments..............................................            N/A            (1,816,794)
                                                                                  --------------        --------------
     Total Distributions ........................................................            N/A            (2,103,469)
                                                                                  --------------        --------------
     Total Distributions to shareholders.........................................    (12,204,414)         (134,965,807)
                                                                                  --------------        --------------
NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(1)...............................    (52,971,193)          (30,063,380)
                                                                                  --------------        --------------
   Net increase (decrease) in net assets.........................................    (17,530,497)         (469,775,272)
                                                                                  --------------        --------------
NET ASSETS AT END OF THE PERIOD (INCLUDING LINE A)............................... $  580,201,024        $  597,731,521
                                                                                  ==============        ==============
(A) Undistributed (overdistributed) net investment income........................ $     (747,731)       $   10,687,150
                                                                                  ==============        ==============

-------------------------------
(1) For details on share transactions by series, see Statement of Changes in Net Assets - Capital Stock Activity on page 79.

(2) Distributions in excess of net realized gain on investments are less than $1.00.



                                                                                              PAN ASIA FUND
                                                                                   -----------------------------------
                                                                                  SIX MONTHS ENDED        YEAR ENDED
                                                                                  APRIL 30, 2002          OCTOBER 31,
                                                                                    (UNAUDITED)              2001
                                                                                  --------------        --------------

NET ASSETS AT BEGINNING OF THE PERIOD............................................ $    3,135,970        $    4,471,361
                                                                                  --------------        --------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income (loss)..................................................         (8,461)                3,909
   Net realized (loss) on investments sold, forward foreign currency contracts
     and foreign currency                                                               (233,437)             (913,336)
   Net change in unrealized appreciation (depreciation) on investments,
     foreign currency and forward foreign currency contracts.....................        885,372              (485,929)
                                                                                  --------------        --------------
     Net increase (decrease) in net assets resulting from operations.............        643,474            (1,395,356)
                                                                                  --------------        --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   RETAIL A SHARES:
   Net investment income ........................................................             --                    --
   Net realized gain on investments..............................................             --                  (885)
   Distributions in excess of net realized gain on investments...................             --                    --(2)
                                                                                  --------------        --------------
     Total Distributions ........................................................             --                  (885)
                                                                                  --------------        --------------
   RETAIL B SHARES:
   Net investment income ........................................................             --                    --
   Net realized gain on investments..............................................             --                  (262)
   Distributions in excess of net realized gain on investments...................             --                    --(2)
                                                                                  --------------        --------------
     Total Distributions ........................................................             --                  (262)
                                                                                  --------------        --------------
   TRUST SHARES:
   Net investment income ........................................................             --                    --
   Net realized gain on investments..............................................             --               (43,903)
   Distributions in excess of net realized gain on investments...................             --                   (13)
                                                                                  --------------        --------------
     Total Distributions ........................................................             --               (43,916)
                                                                                  --------------        --------------
   PRIME A SHARES:
   Net investment income ........................................................             --                    --
   Net realized gain on investments..............................................             --                   (25)
   Distributions in excess of net realized gain on investments...................             --                    --(2)
                                                                                  --------------        --------------
     Total Distributions ........................................................             --                   (25)
                                                                                  --------------        --------------
   PRIME B SHARES:
   Net investment income ........................................................             --                    --
   Net realized gain on investments..............................................             --                   (25)
   Distributions in excess of net realized gain on investments...................             --                    --(2)
                                                                                  --------------        --------------
     Total Distributions ........................................................             --                   (25)
                                                                                  --------------        --------------
   BKB SHARES:
   Net investment income ........................................................            N/A                   N/A
   Net realized gain on investments..............................................            N/A                   N/A
                                                                                  --------------        --------------
     Total Distributions ........................................................            N/A                   N/A
                                                                                  --------------        --------------
     Total Distributions to shareholders.........................................             --               (45,113)
                                                                                  --------------        --------------
NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(1)...............................       (143,287)              105,078
                                                                                  --------------        --------------
   Net increase (decrease) in net assets.........................................        500,187            (1,335,391)
                                                                                  --------------        --------------
NET ASSETS AT END OF THE PERIOD (INCLUDING LINE A)............................... $    3,636,157        $    3,135,970
                                                                                  ==============        ==============
(A) Undistributed (overdistributed) net investment income........................ $       (4,550)       $        3,911
                                                                                  ==============        ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

                                      68,69

GALAXY EQUITY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS --
CAPITAL STOCK ACTIVITY

                                                                                         ASSET ALLOCATION FUND
                                                                  ----------------------------------------------------------------
                                                                   SIX MONTHS ENDED APRIL 30, 2002      YEAR ENDED OCTOBER 31,
                                                                             (UNAUDITED)                         2001
                                                                  -------------------------------  -------------------------------
                                                                      SHARES           DOLLARS         SHARES            DOLLARS
                                                                  --------------    -------------  --------------    -------------
Retail A Shares:
   Sold..........................................................        500,640    $   7,607,085       2,859,149    $  48,027,653
   Issued to shareholders in connection with acquisition (Note 9)             --               --         389,256        6,080,855
   Issued to shareholders due to conversion of
     BKB Shares into Retail A Shares.............................             --               --       1,210,607       19,482,815
   Issued to shareholders in reinvestment of dividends...........        120,723        1,836,819       1,253,777       21,107,073
   Repurchased...................................................     (2,051,354)     (31,034,071)     (6,103,993)    (100,598,755)
                                                                  --------------    -------------  --------------    -------------
   Net increase (decrease) in shares outstanding.................     (1,429,991)   $ (21,590,167)       (391,204)   $  (5,900,359)
                                                                  ==============    =============  ==============    =============
Retail B Shares:
   Sold..........................................................        192,293    $   2,905,594       1,211,823    $  20,309,535
   Issued to shareholders in connection with acquisition (Note 9)             --               --       1,384,061       21,567,910
   Issued to shareholders in reinvestment of dividends...........         22,035          333,607         333,600        5,623,687
   Repurchased...................................................       (570,805)      (8,583,675)     (1,474,970)     (23,960,181)
                                                                  --------------    -------------  --------------    -------------
   Net increase (decrease) in shares outstanding.................       (356,477)   $  (5,344,474)      1,454,514    $  23,540,951
                                                                  ==============    =============  ==============    =============
Trust Shares:
   Sold..........................................................      1,688,988    $  25,717,826       3,043,101    $  50,389,058
   Issued to shareholders in connection with acquisition (Note 9)             --               --       1,077,072       16,819,647
   Issued to shareholders in reinvestment of dividends...........        104,001        1,582,214         969,770       16,290,648
   Repurchased...................................................     (2,792,941)     (42,268,445)     (5,157,418)     (84,341,533)
                                                                  --------------    -------------  --------------    -------------
   Net increase (decrease) in shares outstanding.................       (999,952)   $ (14,968,405)        (67,475)   $    (842,180)
                                                                  ==============    =============  ==============    =============
Prime A Shares:
   Sold..........................................................             --    $          --              --    $          --
   Issued to shareholders in reinvestment of dividends...........             20              291             421            7,161
   Repurchased...................................................           (572)          (8,707)         (6,350)        (112,229)
                                                                  --------------    -------------  --------------    -------------
   Net (decrease) in shares outstanding..........................           (552)   $      (8,416)         (5,929)   $    (105,068)
                                                                  ==============    =============  ==============    =============
Prime B Shares:
   Sold..........................................................            132    $       2,002             880    $      14,315
   Issued to shareholders in reinvestment of dividends...........             75            1,142           1,517           25,671
   Repurchased...................................................         (2,729)         (40,930)         (4,371)         (69,787)
                                                                  --------------    -------------  --------------    -------------
   Net increase (decrease) in shares outstanding.................         (2,522)   $     (37,786)         (1,974)   $     (29,801)
                                                                  ==============    =============  ==============    =============
BKB Shares:
   Sold..........................................................            N/A              N/A          28,583    $     489,766
   Issued to shareholders in reinvestment of dividends...........            N/A              N/A          74,743        1,273,752
   Redeemed from shareholders due to conversion of
     BKB Shares into Retail A Shares.............................            N/A              N/A      (1,210,607)     (19,482,815)
   Repurchased...................................................            N/A              N/A        (152,216)      (2,584,766)
                                                                  --------------    -------------  --------------    -------------
   Net (decrease) in shares outstanding..........................            N/A              N/A      (1,259,497)   $ (20,304,063)
                                                                  ==============    =============  ==============    =============





                                                                                         EQUITY INCOME FUND
                                                                  ---------------------------------------------------------------
                                                                  SIX MONTHS ENDED APRIL 30, 2002      YEAR ENDED OCTOBER 31,
                                                                            (UNAUDITED)                         2001
                                                                  ------------------------------   ------------------------------
                                                                      SHARES           DOLLARS         SHARES          DOLLARS
                                                                  --------------   -------------   -------------    -------------
Retail A Shares:
   Sold..........................................................        541,711   $   7,088,666       2,102,098    $  31,169,813
   Issued to shareholders in connection with acquisition (Note 9)             --              --         733,077       10,309,153
   Issued to shareholders due to conversion of
     BKB Shares into Retail A Shares.............................             --              --              --               --
   Issued to shareholders in reinvestment of dividends...........        582,035       7,542,877       1,739,917       25,809,666
   Repurchased...................................................     (1,358,927)    (17,820,697)     (3,820,498)     (55,993,248)
                                                                  --------------   -------------   -------------    -------------
   Net increase (decrease) in shares outstanding.................       (235,181)  $  (3,189,154)        754,594    $  11,295,384
                                                                  ==============   =============   =============    =============
Retail B Shares:
   Sold..........................................................         20,234   $     263,557          77,024    $   1,134,077
   Issued to shareholders in connection with acquisition (Note 9)             --              --         948,149       13,085,882
   Issued to shareholders in reinvestment of dividends...........         57,178         725,234          37,274          544,114
   Repurchased...................................................       (103,019)     (1,328,894)       (126,335)      (1,764,678)
                                                                  --------------   -------------   -------------    -------------
   Net increase (decrease) in shares outstanding.................        (25,607)  $    (340,103)        936,112    $  12,999,395
                                                                  ==============   =============   =============    =============
Trust Shares:
   Sold..........................................................        623,163   $   8,213,220       1,163,833    $  16,735,357
   Issued to shareholders in connection with acquisition (Note 9)             --               --      4,215,665       59,413,056
   Issued to shareholders in reinvestment of dividends...........        354,162       4,595,819         626,392        9,329,939
   Repurchased...................................................     (2,768,494)    (36,932,756)     (1,621,655)     (23,422,830)
                                                                  --------------   -------------   -------------    -------------
   Net increase (decrease) in shares outstanding.................     (1,791,169)  $ (24,123,717)      4,384,235    $  62,055,522
                                                                  ==============   =============   =============    =============
Prime A Shares:
   Sold..........................................................             --   $          --              --    $          --
   Issued to shareholders in reinvestment of dividends...........             --              --              --               --
   Repurchased...................................................             --              --              --               --
                                                                  --------------   -------------   -------------    -------------
   Net (decrease) in shares outstanding..........................             --   $          --              --    $          --
                                                                  ==============   =============   =============    =============
Prime B Shares:
   Sold..........................................................             --    $         --              --    $          --
   Issued to shareholders in reinvestment of dividends...........             --              --              --               --
   Repurchased...................................................             --              --              --               --
                                                                  --------------   -------------   -------------    -------------
   Net increase (decrease) in shares outstanding.................             --    $         --              --    $          --
                                                                  ==============   =============   =============    =============
BKB Shares:
   Sold..........................................................            N/A             N/A             N/A              N/A
   Issued to shareholders in reinvestment of dividends...........            N/A             N/A             N/A              N/A
   Redeemed from shareholders due to conversion of
     BKB Shares into Retail A Shares.............................            N/A             N/A             N/A              N/A
   Repurchased...................................................            N/A             N/A             N/A              N/A
                                                                  --------------   -------------   -------------    -------------
   Net (decrease) in shares outstanding..........................            N/A             N/A             N/A              N/A
                                                                  ==============   =============   =============    =============




                                                                                       GROWTH AND INCOME FUND
                                                                   ---------------------------------------------------------------
                                                                   SIX MONTHS ENDED APRIL 30, 2002      YEAR ENDED OCTOBER 31,
                                                                             (UNAUDITED)                         2001
                                                                   ------------------------------   ------------------------------
                                                                       SHARES          DOLLARS          SHARES          DOLLARS
                                                                   -------------    -------------   -------------    -------------
Retail A Shares:
   Sold..........................................................        891,906    $  11,818,946       2,417,059    $  35,131,721
   Issued to shareholders in connection with acquisition (Note 9)             --               --              --               --
   Issued to shareholders due to conversion of
     BKB Shares into Retail A Shares.............................             --               --       8,244,790      118,837,612
   Issued to shareholders in reinvestment of dividends...........        664,960        8,823,582       1,160,649       16,812,314
   Repurchased...................................................     (2,100,385)     (27,600,703)     (4,642,681)     (66,366,743)
                                                                   -------------    -------------   -------------    -------------
   Net increase (decrease) in shares outstanding.................       (543,519)   $  (6,958,175)      7,179,817    $ 104,414,904
                                                                   =============    =============   =============    =============
Retail B Shares:
   Sold..........................................................        108,384    $   1,401,976         499,029    $   7,153,100
   Issued to shareholders in connection with acquisition (Note 9)             --               --              --               --
   Issued to shareholders in reinvestment of dividends...........        126,868        1,654,365         331,865        4,758,948
   Repurchased...................................................       (256,883)      (3,311,892)       (761,745)     (10,850,048)
                                                                   -------------    -------------   -------------    -------------
   Net increase (decrease) in shares outstanding.................        (21,631)   $    (255,551)         69,149    $   1,062,000
                                                                   =============    =============   =============    =============
Trust Shares:
   Sold..........................................................      6,012,223    $  80,616,159       3,819,691    $   5,468,386
   Issued to shareholders in connection with acquisition (Note 9)             --               --              --               --
   Issued to shareholders in reinvestment of dividends...........      1,126,556       15,037,609       3,467,525       50,443,293
   Repurchased...................................................     (5,361,663)     (71,259,804)    (12,517,019)    (182,356,143)
                                                                   -------------    -------------   -------------    -------------
   Net increase (decrease) in shares outstanding.................      1,777,116    $  24,393,964      (5,229,803)   $ (76,444,464)
                                                                   =============    =============   =============    =============
Prime A Shares:
   Sold..........................................................             --    $          --             559    $       7,957
   Issued to shareholders in reinvestment of dividends...........             35              462             606            8,801
   Repurchased...................................................         (2,804)         (36,336)         (5,980)         (86,157)
                                                                   -------------    -------------   -------------    -------------
   Net (decrease) in shares outstanding..........................         (2,769)   $     (35,874)         (4,815)   $     (69,399)
                                                                   =============    =============   =============    =============
Prime B Shares:
   Sold..........................................................             --    $          --             147    $       2,000
   Issued to shareholders in reinvestment of dividends...........            237            3,106             567            8,178
   Repurchased...................................................             --               --              --               --
                                                                   -------------    -------------   -------------    -------------
   Net increase (decrease) in shares outstanding.................            237    $       3,106             714    $      10,178
                                                                   =============    =============   =============    =============
BKB Shares:
   Sold..........................................................            N/A              N/A         262,881    $   3,961,644
   Issued to shareholders in reinvestment of dividends...........            N/A              N/A         725,932       10,554,032
   Redeemed from shareholders due to conversion of
     BKB Shares into Retail A Shares.............................            N/A              N/A      (8,212,654)    (118,837,612)
   Repurchased...................................................            N/A              N/A      (1,145,495)     (17,114,132)
                                                                   -------------    -------------   -------------    -------------
   Net (decrease) in shares outstanding..........................            N/A              N/A      (8,369,336)   $(121,436,068)
                                                                   =============    =============   =============    =============



                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      70,71

GALAXY EQUITY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS --
CAPITAL STOCK ACTIVITY (CONTINUED)

                                                                                       STRATEGIC EQUITY FUND
                                                                ------------------------------------------------------------------
                                                                 SIX MONTHS ENDED APRIL 30, 2002        YEAR ENDED OCTOBER 31,
                                                                           (UNAUDITED)                           2001
                                                                -------------------------------    -------------------------------
                                                                    SHARES           DOLLARS           SHARES            DOLLARS
                                                                --------------    -------------    --------------    -------------
Retail A Shares:
   Sold.....................................................           121,449    $   1,319,248           264,265    $   3,634,086
   Issued to shareholders in reinvestment of dividends......            30,576          326,491            28,801          293,753
   Repurchased..............................................          (104,654)      (1,128,962)         (267,453)      (3,656,553)
                                                                --------------    -------------    --------------    -------------
   Net increase (decrease) in shares outstanding............            47,371    $     516,777            25,613    $     271,286
                                                                ==============    =============    ==============    =============
Retail B Shares:
   Sold.....................................................            42,361    $     451,492           104,637    $   1,270,603
   Issued to shareholders in reinvestment of dividends......             8,802           92,335             4,929           49,633
   Repurchased..............................................           (12,030)        (127,998)          (27,848)        (455,687)
                                                                --------------    -------------    --------------    -------------
   Net increase (decrease) in shares outstanding............            39,133    $     415,829            81,718    $     864,549
                                                                ==============    =============    ==============    =============
Trust Shares:
   Sold.....................................................           580,841    $   6,256,573         1,293,445    $  14,299,867
   Issued to shareholders in reinvestment of dividends......           354,630        3,791,461           342,181        3,501,503
   Repurchased..............................................        (9,009,740)     (96,896,564)         (304,437)      (3,317,053)
                                                                --------------    -------------    --------------    -------------
   Net increase (decrease) in shares outstanding............        (8,074,269)   $ (86,848,530)        1,331,189    $  14,484,317
                                                                ==============    =============    ==============    =============
Prime A Shares:
   Sold.....................................................                --    $          --                --    $          --
   Issued to shareholders in reinvestment of dividends......                --               --                --               --
   Repurchased..............................................                --               --                --               --
                                                                --------------    -------------    --------------    -------------
   Net increase in shares outstanding.......................                --    $          --                --    $          --
                                                                ==============    =============    ==============    =============
Prime B Shares:
   Sold.....................................................                --    $          --                --    $          --
   Issued to shareholders in reinvestment of dividends......                --               --                --               --
   Repurchased..............................................                --               --                --               --
                                                                --------------    -------------    --------------    -------------
   Net increase in shares outstanding.......................                --    $          --                --    $          --
                                                                ==============    =============    ==============    =============


                                                                                         EQUITY VALUE FUND
                                                                 ---------------------------------------------------------------
                                                                 SIX MONTHS ENDED APRIL 30, 2002      YEAR ENDED OCTOBER 31,
                                                                           (UNAUDITED)                         2001
                                                                 ------------------------------   ------------------------------
                                                                     SHARES           DOLLARS         SHARES          DOLLARS
                                                                 --------------   -------------   -------------    -------------
Retail A Shares:
   Sold.....................................................          1,155,793   $  15,654,743       2,642,352    $  37,099,468
   Issued to shareholders in reinvestment of dividends......            365,484       4,923,064       2,894,804       37,198,253
   Repurchased..............................................         (1,873,197)    (25,337,721)     (4,389,281)     (61,581,115)
                                                                 --------------   -------------   -------------    -------------
   Net increase (decrease) in shares outstanding............           (351,920)  $  (4,759,914)      1,147,875    $  12,716,606
                                                                 ==============   =============   =============    =============
Retail B Shares:
   Sold.....................................................             80,781   $   1,056,279         298,379    $   4,071,006
   Issued to shareholders in reinvestment of dividends......             56,061         730,490         410,327        5,141,394
   Repurchased..............................................           (149,517)     (1,953,549)       (405,795)      (5,623,251)
                                                                 --------------   -------------   -------------    -------------
   Net increase (decrease) in shares outstanding............            (12,675)  $   (166,780)         302,911    $   3,589,149
                                                                 ==============   =============   =============    =============
Trust Shares:
   Sold.....................................................          4,899,229   $  67,298,965       2,891,310    $  39,946,927
   Issued to shareholders in reinvestment of dividends......            281,992       3,849,192       1,650,131       21,402,198
   Repurchased..............................................         (1,054,077)    (14,424,576)     (2,124,380)     (29,721,007)
                                                                 --------------   -------------   -------------    -------------
   Net increase (decrease) in shares outstanding............          4,127,144   $  56,723,581       2,417,061    $  31,628,118
                                                                 ==============   =============   =============    =============
Prime A Shares:
   Sold.....................................................                 --   $          --              --    $          --
   Issued to shareholders in reinvestment of dividends......                 --              --              --               --
   Repurchased..............................................                 --              --              --               --
                                                                 --------------   -------------   -------------    -------------
   Net increase in shares outstanding.......................                 --   $          --              --    $          --
                                                                 ==============   =============   =============    =============
Prime B Shares:
   Sold.....................................................                 --   $          --              --    $          --
   Issued to shareholders in reinvestment of dividends......                 --              --              --               --
   Repurchased..............................................                 --              --              --               --
                                                                 --------------   -------------   -------------    -------------
   Net increase in shares outstanding.......................                 --   $          --              --    $          --
                                                                 ==============   =============   =============    =============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      72,73

GALAXY EQUITY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS --
CAPITAL STOCK ACTIVITY (CONTINUED)


                                                                           LARGE CAP VALUE FUND
                                                       ----------------------------------------------------------------
                                                      SIX MONTHS ENDED APRIL 30, 2002      PERIOD FROM JANUARY 1, 2001
                                                                (UNAUDITED)                    TO OCTOBER 31, 2001
                                                       ----------------------------      -----------------------------
                                                          SHARES           DOLLARS          SHARES           DOLLARS
                                                       -----------      -----------      ------------     ------------
Retail A/Class A Shares:
   Sold.............................................        23,288      $    309,789           78,013     $  1,157,590
   Issued to shareholders in reinvestment of dividends       1,103            15,091            1,513           19,451
   Repurchased......................................      (160,679)       (2,144,344)        (251,822)      (3,649,284)
                                                       -----------      ------------     ------------     ------------
   Net (decrease) in shares outstanding.............      (136,288)     $ (1,819,464)        (172,296)    $ (2,472,243)
                                                       ===========      ============     ============     ============
Retail B/Class B Shares:
   Sold.............................................         8,254      $    108,291           51,953     $    767,854
   Issued to shareholders in reinvestment of dividends          --                --               --               --
   Repurchased......................................      (139,228)       (1,815,043)        (555,477)      (7,821,596)
                                                       -----------      ------------     ------------     ------------
   Net increase (decrease) in shares outstanding....      (130,974)     $ (1,706,752)        (503,524)    $ (7,053,742)
                                                       ===========      ============     ============     ============
Trust/Class I Shares:
   Sold.............................................       799,381       $10,771,244        4,526,080      $57,459,066
   Issued to shareholders in reinvestment of dividends      13,267           180,402           22,666          298,211
   Repurchased......................................    (5,504,491)      (74,481,414)      (6,289,121)     (82,489,977)
                                                       -----------      ------------     ------------     ------------
   Net increase (decrease) in shares outstanding....    (4,691,843)     $(63,529,768)      (1,740,375)    $(24,732,700)
                                                       ===========      ============     ============     ============
Prime A Shares:
   Sold.............................................           N/A               N/A              N/A              N/A
   Issued to shareholders in reinvestment of dividends         N/A               N/A              N/A              N/A
   Repurchased......................................           N/A               N/A              N/A              N/A
                                                       -----------      ------------     ------------     ------------
   Net increase (decrease) in shares outstanding....           N/A               N/A              N/A              N/A
                                                       ===========      ============     ============     ============
Prime B Shares:
   Sold.............................................           N/A               N/A              N/A              N/A
   Issued to shareholders in reinvestment of dividends         N/A               N/A              N/A              N/A
   Repurchased......................................           N/A               N/A              N/A              N/A
                                                       -----------      ------------     ------------     ------------
   Net increase (decrease) in shares outstanding....           N/A               N/A              N/A              N/A
                                                       ===========      ============     ============     ============



                                                              LARGE CAP VALUE FUND                        EQUITY GROWTH FUND
                                                         -----------------------------             ------------------------------
                                                               YEAR ENDED DECEMBER 31,             SIX MONTHS ENDED APRIL 30, 2002
                                                                    2001                                    (UNAUDITED)
                                                         -----------------------------             ------------------------------
                                                            SHARES          DOLLARS                   SHARES          DOLLARS
                                                         -----------      ------------             --------------   -------------
Retail A/Class A Shares:
   Sold.............................................         125,000      $  2,209,000                  1,631,083   $  34,161,238
   Issued to shareholders in reinvestment of dividends        57,000           951,000                        157           4,208
   Repurchased......................................        (282,000)       (4,955,000)                (2,623,825)    (54,844,808)
                                                         -----------      ------------             --------------   -------------
   Net (decrease) in shares outstanding.............        (100,000)     $ (1,795,000)                  (992,585)  $ (20,679,362)
                                                         ===========      ============             ==============   =============
Retail B/Class B Shares:
   Sold.............................................         426,000      $  7,384,000                    291,794   $   5,824,018
   Issued to shareholders in reinvestment of dividends       118,000         1,931,000                         --              --
   Repurchased......................................        (403,000)       (6,951,000)                  (367,324)     (7,310,643)
                                                         -----------      ------------             --------------   -------------
   Net increase (decrease) in shares outstanding....         141,000      $  2,364,000                    (75,530)  $  (1,486,625)
                                                         ===========      ============             ==============   =============
Trust/Class I Shares:
   Sold.............................................       1,475,000      $ 26,012,000                  6,100,875   $ 130,404,664
   Issued to shareholders in reinvestment of dividends       812,000        13,529,000                         --              --
   Repurchased......................................      (2,897,000)      (51,018,000)                (4,815,166)   (102,865,648)
                                                         -----------      ------------             --------------   -------------
   Net increase (decrease) in shares outstanding....        (610,000)     $(11,477,000)                 1,285,709   $  27,539,016
                                                         ===========      ============             ==============   =============
Prime A Shares:
   Sold.............................................             N/A               N/A                        587   $      12,470
   Issued to shareholders in reinvestment of dividends           N/A               N/A                         --              --
   Repurchased......................................             N/A               N/A                     (2,341)        (48,524)
                                                         -----------      ------------             --------------   -------------
   Net increase (decrease) in shares outstanding....             N/A               N/A                     (1,754)  $     (36,054)
                                                         ===========      ============             ==============   =============
Prime B Shares:
   Sold.............................................             N/A               N/A                         --   $          --
   Issued to shareholders in reinvestment of dividends           N/A               N/A                         --              --
   Repurchased......................................             N/A               N/A                       (821)        (16,471)
                                                         -----------      ------------             --------------   -------------
   Net increase (decrease) in shares outstanding....             N/A               N/A                       (821)  $     (16,471)
                                                         ===========      ============             ==============   =============



                                                              EQUITY GROWTH FUND
                                                       --------------------------------
                                                             YEAR ENDED OCTOBER 31,
                                                                    2001
                                                        ------------------------------
                                                          SHARES          DOLLARS
                                                        -------------    -------------
Retail A/Class A Shares:
   Sold.............................................       10,011,248   $  224,465,114
   Issued to shareholders in reinvestment of dividends      2,386,682       62,411,946
   Repurchased......................................      (12,790,442)    (291,984,912)
                                                        -------------   --------------
   Net (decrease) in shares outstanding.............        (392,512)   $   (5,107,852)
                                                        =============   ==============
Retail B/Class B Shares:
   Sold.............................................        1,257,990   $   30,066,768
   Issued to shareholders in reinvestment of dividends        606,518       15,235,587
   Repurchased......................................       (1,126,099)     (26,227,706)
                                                        -------------   --------------
   Net increase (decrease) in shares outstanding....          738,409   $   19,074,649
                                                        =============   ==============
Trust/Class I Shares:
   Sold.............................................        8,513,337   $  205,814,820
   Issued to shareholders in reinvestment of dividends      4,275,798      113,017,574
   Repurchased......................................       (9,063,571)    (220,313,656)
                                                        -------------   --------------
   Net increase (decrease) in shares outstanding....        3,725,564   $   98,518,738
                                                        =============   ==============
Prime A Shares:
   Sold.............................................           34,627   $      892,428
   Issued to shareholders in reinvestment of dividends            611           15,978
   Repurchased......................................           (5,651)        (137,373)
                                                        -------------   --------------
   Net increase (decrease) in shares outstanding....           29,587   $      771,033
                                                        =============   ==============
Prime B Shares:
   Sold.............................................              151   $        3,500
   Issued to shareholders in reinvestment of dividends          1,764           45,459
   Repurchased......................................               --               --
                                                        -------------   --------------
   Net increase (decrease) in shares outstanding....            1,915   $       48,959
                                                        =============   ==============




                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      74,75

GALAXY EQUITY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS --
CAPITAL STOCK ACTIVITY (CONTINUED)

                                                                          LARGE CAP GROWTH FUND
                                                       ---------------------------------------------------------------
                                                       SIX MONTHS ENDED APRIL 30, 2002  PERIOD FROM JANUARY 1, 2001
                                                                 (UNAUDITED)                TO OCTOBER 31, 2001
                                                         ---------------------------    ---------------------------
                                                            SHARES         DOLLARS         SHARES         DOLLARS
                                                         -----------     -----------    -----------     -----------

Retail A/Class A Shares:
   Sold.............................................         120,556    $    996,839        102,100    $    976,998
   Issued to shareholders due to conversion of
     BKB Shares into Retail A Shares................              --              --             --              --
   Issued to shareholders in reinvestment of dividends            --              --             --              --
   Repurchased......................................        (186,105)     (1,502,831)      (188,835)     (1,719,512)
                                                         -----------    ------------    -----------    ------------
   Net increase (decrease) in shares outstanding....         (65,549)   $   (505,992)       (86,735)   $   (742,514)
                                                         ===========    ============    ===========    ============
Retail B/Class B Shares:
   Sold.............................................          30,519    $    239,356        129,131    $  1,243,527
   Issued to shareholders in reinvestment of dividends            --              --             16             229
   Repurchased......................................        (272,060)     (2,105,569)      (835,456)     (7,254,233)
                                                         -----------    ------------    -----------    ------------
   Net increase (decrease) in shares outstanding....        (241,541)   $ (1,866,213)      (706,309)   $ (6,010,477)
                                                         ===========    ============    ===========    ============
Trust/Class I Shares:
   Sold.............................................         695,967    $  5,794,393        984,690    $  9,770,730
   Issued to shareholders in connection with
     acquisition (Note 9)                                         --              --             --              --
   Issued to shareholders in reinvestment of dividends            --              --             --              --
   Repurchased......................................      (3,474,107)    (28,732,360)    (2,980,698)    (27,365,096)
                                                         -----------    ------------    -----------    ------------
   Net increase (decrease) in shares outstanding....      (2,778,140)   $(22,937,967)    (1,996,008)   $(17,594,366)
                                                         ===========    ============    ===========    ============
Prime A Shares:
   Sold.............................................             N/A             N/A            N/A             N/A
   Issued to shareholders in reinvestment of dividends           N/A             N/A            N/A             N/A
   Repurchased......................................             N/A             N/A            N/A             N/A
                                                         -----------    ------------    -----------    ------------
   Net (decrease) in shares outstanding.............             N/A             N/A            N/A             N/A
                                                         ===========    ============    ===========    ============
Prime B Shares:
   Sold.............................................             N/A             N/A            N/A             N/A
   Issued to shareholders in reinvestment of dividends           N/A             N/A            N/A             N/A
   Repurchased......................................             N/A             N/A            N/A             N/A
                                                         -----------    ------------    -----------    ------------
   Net increase in shares outstanding...............             N/A             N/A            N/A             N/A
                                                         ===========    ============    ===========    ============
BKB Shares:
   Sold.............................................             N/A             N/A            N/A             N/A
   Issued to shareholders in reinvestment of dividends           N/A             N/A            N/A             N/A
   Redeemed from shareholders due to conversion of
     BKB Shares into Retail A Shares................             N/A             N/A            N/A             N/A
   Repurchased......................................             N/A             N/A            N/A             N/A
                                                         -----------    ------------    -----------    ------------
   Net (decrease) in shares outstanding.............             N/A             N/A            N/A             N/A
                                                         ===========    ============    ===========    ============




                                                            LARGE CAP GROWTH FUND              GROWTH FUND II
                                                       ----------------------------- ---------------------------------
                                                          YEAR ENDED DECEMBER 31,    SIX MONTHS ENDED APRIL 30, 2002
                                                                   2001                       (UNAUDITED)
                                                        ---------------------------  ------------------------------
                                                           SHARES         DOLLARS       SHARES           DOLLARS
                                                        ------------    -----------  --------------   -------------

Retail A/Class A Shares:
   Sold.............................................         373,000    $ 5,362,000          86,829   $     844,235
   Issued to shareholders due to conversion of
     BKB Shares into Retail A Shares................              --             --              --              --
   Issued to shareholders in reinvestment of dividends        73,000        857,000              --              --
   Repurchased......................................        (117,000)    (1,660,000)       (286,788)     (2,763,557)
                                                        ------------    -----------  --------------   -------------
   Net increase (decrease) in shares outstanding....         329,000    $ 4,559,000        (199,959)  $  (1,919,322)
                                                        ============    ===========  ==============   =============
Retail B/Class B Shares:
   Sold.............................................       2,245,000    $31,686,000          15,999   $     151,667
   Issued to shareholders in reinvestment of dividends       441,000      5,039,000              --              --
   Repurchased......................................        (362,000)    (4,918,000)         (8,144)        (76,468)
                                                        ------------    -----------  --------------   -------------
   Net increase (decrease) in shares outstanding....       2,324,000    $31,807,000           7,855   $      75,199
                                                        ============    ===========  ==============   =============
Trust/Class I Shares:
   Sold.............................................       2,749,000    $39,906,000         636,651   $   6,284,182
   Issued to shareholders in connection with
     acquisition (Note 9)                                         --             --              --              --
   Issued to shareholders in reinvestment of dividends     2,408,000     28,940,000              --              --
   Repurchased......................................      (2,388,000)   (33,562,000)     (2,024,722)    (19,937,051)
                                                        ------------    -----------  --------------   -------------
   Net increase (decrease) in shares outstanding....       2,769,000    $35,284,000      (1,388,071)  $ (13,652,869)
                                                        ============    ===========  ==============   =============
Prime A Shares:
   Sold.............................................             N/A            N/A             N/A             N/A
   Issued to shareholders in reinvestment of dividends           N/A            N/A             N/A             N/A
   Repurchased......................................             N/A            N/A             N/A             N/A
                                                        ------------    -----------  --------------   -------------
   Net (decrease) in shares outstanding.............             N/A            N/A             N/A             N/A
                                                        ============    ===========  ==============   =============
Prime B Shares:
   Sold.............................................             N/A            N/A             N/A             N/A
   Issued to shareholders in reinvestment of dividends           N/A            N/A             N/A             N/A
   Repurchased......................................             N/A            N/A             N/A             N/A
                                                        ------------    -----------  --------------   -------------
   Net increase in shares outstanding...............             N/A            N/A             N/A             N/A
                                                        ============    ===========  ==============   =============
BKB Shares:
   Sold.............................................             N/A            N/A             N/A             N/A
   Issued to shareholders in reinvestment of dividends           N/A            N/A             N/A             N/A
   Redeemed from shareholders due to conversion of
     BKB Shares into Retail A Shares................             N/A            N/A             N/A             N/A
   Repurchased......................................             N/A            N/A             N/A             N/A
                                                        ------------    -----------  --------------   -------------
   Net (decrease) in shares outstanding.............             N/A            N/A             N/A             N/A
                                                        ============    ===========  ==============   =============


                                                              GROWTH FUND II                SMALL CAP VALUE FUND
                                                       -----------------------------   ------------------------------
                                                           YEAR ENDED OCTOBER 31,     SIX MONTHS ENDED APRIL 30, 2002
                                                                  2001                          (UNAUDITED)
                                                       ------------------------------   ---------------------------
                                                          SHARES          DOLLARS          SHARES        DOLLARS
                                                       -------------    -------------   -----------    ------------

Retail A/Class A Shares:
   Sold.............................................       1,503,720    $  16,603,727     2,230,303    $ 33,599,028
   Issued to shareholders due to conversion of
     BKB Shares into Retail A Shares................       4,049,227       41,333,928            --              --
   Issued to shareholders in reinvestment of dividends        16,153          183,666       665,372       9,395,064
   Repurchased......................................      (1,546,434)     (16,624,333)   (1,373,739)    (20,369,802)
                                                       -------------    -------------   -----------    ------------
   Net increase (decrease) in shares outstanding....       4,022,666    $  41,496,988     1,521,936    $ 22,624,290
                                                       =============    =============   ===========    ============
Retail B/Class B Shares:
   Sold.............................................          83,415    $     877,470       207,347    $  3,073,762
   Issued to shareholders in reinvestment of dividends         6,226           70,596        38,027         526,290
   Repurchased......................................         (35,575)        (345,974)      (19,059)       (276,597)
                                                       -------------    -------------   -----------    ------------
   Net increase (decrease) in shares outstanding....          54,066    $     602,092       226,315    $  3,323,455
                                                       =============    =============   ===========    ============
Trust/Class I Shares:
   Sold.............................................       1,727,971    $  18,078,281    10,007,312    $151,274,729
   Issued to shareholders in connection with
     acquisition (Note 9)                                    763,737        7,302,648            --              --
   Issued to shareholders in reinvestment of dividends       634,457        7,232,805     2,024,954      28,972,951
   Repurchased......................................      (2,573,462)     (25,939,825)   (7,087,285)   (103,800,061)
                                                       -------------    -------------   -----------    ------------
   Net increase (decrease) in shares outstanding....         552,703    $   6,673,909     4,944,981    $ 76,447,619
                                                       =============    =============   ===========    ============
Prime A Shares:
   Sold.............................................             N/A              N/A           938    $     14,344
   Issued to shareholders in reinvestment of dividends           N/A              N/A           683           9,710
   Repurchased......................................             N/A              N/A        (2,882)        (44,075)
                                                       -------------    -------------   -----------    ------------
   Net (decrease) in shares outstanding.............             N/A              N/A        (1,261)   $    (20,021)
                                                       =============    =============   ===========    ============
Prime B Shares:
   Sold.............................................             N/A              N/A         2,714    $     39,225
   Issued to shareholders in reinvestment of dividends           N/A              N/A         1,222          17,051
   Repurchased......................................             N/A              N/A        (1,387)        (19,688)
                                                       -------------    -------------   -----------    ------------
   Net increase in shares outstanding...............             N/A              N/A         2,549    $     36,588
                                                       =============    =============   ===========    ============
BKB Shares:
   Sold.............................................         117,074    $   1,416,672           N/A             N/A
   Issued to shareholders in reinvestment of dividends       439,624        5,007,317           N/A             N/A
   Redeemed from shareholders due to conversion of
     BKB Shares into Retail A Shares................      (4,036,218)     (41,333,928)          N/A             N/A
   Repurchased......................................        (522,441)      (5,910,145)          N/A             N/A
                                                       -------------    -------------   -----------    ------------
   Net (decrease) in shares outstanding.............      (4,001,961)   $ (40,820,084)          N/A             N/A
                                                       =============    =============   ===========    ============



                                                           SMALL CAP VALUE FUND
                                                       ----------------------------
                                                           YEAR ENDED OCTOBER 31,
                                                                   2001
                                                        ---------------------------
                                                           SHARES         DOLLARS
                                                        -----------    ------------

Retail A/Class A Shares:
   Sold.............................................      3,777,423    $ 53,311,823
   Issued to shareholders due to conversion of
     BKB Shares into Retail A Shares................             --              --
   Issued to shareholders in reinvestment of dividends      898,744      11,293,714
   Repurchased......................................     (3,637,690)    (51,058,276)
                                                        -----------    ------------
   Net increase (decrease) in shares outstanding....      1,038,477    $ 13,547,261
                                                        ===========    ============
Retail B/Class B Shares:
   Sold.............................................        202,735    $  2,851,277
   Issued to shareholders in reinvestment of dividends       30,628         380,405
   Repurchased......................................        (49,611)       (684,865)
                                                        -----------    ------------
   Net increase (decrease) in shares outstanding....        183,752    $  2,546,817
                                                        ===========    ============
Trust/Class I Shares:
   Sold.............................................     10,032,116    $143,056,098
   Issued to shareholders in connection with
     acquisition (Note 9)                                        --              --
   Issued to shareholders in reinvestment of dividends    2,852,349      36,272,339
   Repurchased......................................     (5,849,853)    (82,070,594)
                                                        -----------    ------------
   Net increase (decrease) in shares outstanding....      7,034,612    $ 97,257,843
                                                        ===========    ============
Prime A Shares:
   Sold.............................................            651    $      9,047
   Issued to shareholders in reinvestment of dividends        1,735          21,966
   Repurchased......................................         (3,583)        (48,965)
                                                        -----------    ------------
   Net (decrease) in shares outstanding.............         (1,197)   $    (17,952)
                                                        ===========    ============
Prime B Shares:
   Sold.............................................          3,871    $     53,271
   Issued to shareholders in reinvestment of dividends        1,799          22,464
   Repurchased......................................         (3,282)        (46,856)
                                                        -----------    ------------
   Net increase in shares outstanding...............          2,388    $     28,879
                                                        ===========    ============
BKB Shares:
   Sold.............................................            N/A             N/A
   Issued to shareholders in reinvestment of dividends          N/A             N/A
   Redeemed from shareholders due to conversion of
     BKB Shares into Retail A Shares................            N/A             N/A
   Repurchased......................................            N/A             N/A
                                                        -----------    ------------
   Net (decrease) in shares outstanding.............            N/A             N/A
                                                        ===========    ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                        76,77

GALAXY EQUITY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS --
CAPITAL STOCK ACTIVITY (CONTINUED)

                                                                                    SMALL COMPANY EQUITY FUND
                                                               ------------------------------------------------------------------
                                                                SIX MONTHS ENDED APRIL 30, 2002        YEAR ENDED OCTOBER 31,
                                                                          (UNAUDITED)                           2001
                                                               -------------------------------    -------------------------------
                                                                   SHARES           DOLLARS           SHARES            DOLLARS
                                                               --------------    -------------    --------------    -------------
Retail A Shares:
   Sold.....................................................        4,015,146    $  64,700,498        40,482,347    $ 689,682,230
   Issued to shareholders in connection with acquisition
     (Note 9) ..............................................               --               --                --               --
   Issued to shareholders due to conversion of
     BKB Shares into Retail A Shares........................               --               --                --               --
   Issued to shareholders in reinvestment of dividends......               --               --         1,024,782       16,837,169
   Repurchased..............................................       (4,183,049)     (67,731,235)      (41,633,984)    (715,283,845)
                                                               --------------    -------------    --------------    -------------
   Net increase (decrease) in shares outstanding............         (167,903)   $  (3,030,737)         (126,855)   $  (8,764,446)
                                                               ==============    =============    ==============    =============
Retail B Shares:
   Sold.....................................................          258,280    $   4,006,010           453,309    $   7,421,851
   Issued to shareholders in connection with acquisition
     (Note 9) ..............................................               --               --                --               --
   Issued to shareholders in reinvestment of dividends......               --               --           190,789        3,020,198
   Repurchased..............................................         (271,807)      (4,209,595)         (479,347)      (7,858,471)
                                                               --------------    -------------    --------------    -------------
   Net increase (decrease) in shares outstanding............          (13,527)   $    (203,585)          164,751    $   2,583,578
                                                               ==============    =============    ==============    =============
Trust Shares:
   Sold.....................................................        3,090,987    $  53,557,671         7,947,905    $ 143,277,283
   Issued to shareholders in connection with acquisition
      (Note 9) .............................................               --               --                --               --
   Issued to shareholders in reinvestment of dividends......               --               --         2,649,447       45,358,533
   Repurchased..............................................       (3,281,911)     (56,065,564)       (9,032,785)    (161,995,770)
                                                               --------------    -------------    --------------    -------------
   Net increase (decrease) in shares outstanding............         (190,924)   $  (2,507,893)        1,564,567    $  26,640,046
                                                               ==============    =============    ==============    =============
Prime A Shares:
   Sold.....................................................               --    $          --                --    $          --
   Issued to shareholders in reinvestment of dividends......               --               --                --               --
   Repurchased..............................................               --               --                --               --
                                                               --------------    -------------    --------------    -------------
   Net increase (decrease) in shares outstanding............               --    $          --                --    $          --
                                                               ==============    =============    ==============    =============
Prime B Shares:
   Sold.....................................................               --    $          --                --    $          --
   Issued to shareholders in reinvestment of dividends......               --               --                --               --
   Repurchased..............................................               --               --                --               --
                                                               --------------    -------------    --------------    -------------
   Net increase (decrease) in shares outstanding............               --    $          --                --    $          --
                                                               ==============    =============    ==============    =============
BKB Shares:
   Sold.....................................................              N/A              N/A               N/A              N/A
   Issued to shareholders in reinvestment of dividends......              N/A              N/A               N/A              N/A
   Redeemed from shareholders due to
     conversion of BKB Shares into Retail AShares...........              N/A              N/A               N/A              N/A
   Repurchased..............................................              N/A              N/A               N/A              N/A
                                                               --------------    -------------    --------------    -------------
   Net (decrease) in shares outstanding.....................              N/A              N/A               N/A              N/A
                                                               ==============    =============    ==============    =============


                                                                                   INTERNATIONAL EQUITY FUND
                                                               ---------------------------------------------------------------
                                                                SIX MONTHS ENDED APRIL 30, 2002     YEAR ENDED OCTOBER 31,
                                                                         (UNAUDITED)                         2001
                                                               ------------------------------   ------------------------------
                                                                   SHARES           DOLLARS         SHARES          DOLLARS
                                                               --------------   -------------   -------------    -------------
Retail A Shares:
   Sold.....................................................       14,699,997    $169,289,183      32,169,655    $ 457,655,718
   Issued to shareholders in connection with acquisition
     (Note 9) ..............................................               --              --          44,686          564,146
   Issued to shareholders due to conversion of
     BKB Shares into Retail A Shares........................               --              --         751,652        9,944,253
   Issued to shareholders in reinvestment of dividends......           93,635       1,067,845         846,508       13,640,281
   Repurchased..............................................      (14,698,994)   (170,453,492)    (34,113,006)    (491,953,070)
                                                               --------------   -------------   -------------    -------------
   Net increase (decrease) in shares outstanding............           94,638   $     (96,464)       (300,505)   $ (10,148,672)
                                                               ==============   =============   =============    =============
Retail B Shares:
   Sold.....................................................           21,408   $     247,680         107,868    $   1,629,545
   Issued to shareholders in connection with acquisition
     (Note 9) ..............................................               --              --         176,305        2,207,507
   Issued to shareholders in reinvestment of dividends......            4,075          46,346          65,833        1,052,540
   Repurchased..............................................          (57,648)       (662,595)       (147,402)      (2,081,802)
                                                               --------------   -------------   -------------    -------------
   Net increase (decrease) in shares outstanding............          (32,165)  $    (368,569)        202,604    $   2,807,790
                                                               ==============   =============   =============    =============
Trust Shares:
   Sold.....................................................       21,854,516   $ 254,044,609      54,591,893    $ 794,687,296
   Issued to shareholders in connection with acquisition
      (Note 9) .............................................               --              --       1,816,673       23,332,872
   Issued to shareholders in reinvestment of dividends......          339,109       3,916,708       4,703,338       77,315,445
   Repurchased..............................................      (26,413,627)   (310,465,782)    (61,168,058)    (897,181,775)
                                                               --------------   -------------   -------------    -------------
   Net increase (decrease) in shares outstanding............       (4,220,002)  $ (52,504,465)        (56,154)   $  (1,846,162)
                                                               ==============   =============   =============    =============
Prime A Shares:
   Sold.....................................................               43   $         500              --    $          --
   Issued to shareholders in reinvestment of dividends......               14             158             118            1,915
   Repurchased..............................................               --              --              --               --
                                                               --------------   -------------   -------------    -------------
   Net increase (decrease) in shares outstanding............               57   $         658             118    $       1,915
                                                               ==============   =============   =============    =============
Prime B Shares:
   Sold.....................................................               --   $          --             125    $       2,100
   Issued to shareholders in reinvestment of dividends......               79             904           1,055           16,937
   Repurchased..............................................             (284)         (3,257)           (933)         (13,493)
                                                               --------------   -------------   -------------    -------------
   Net increase (decrease) in shares outstanding............             (205)  $      (2,353)            247    $       5,544
                                                               ==============   =============   =============    =============
BKB Shares:
   Sold.....................................................              N/A             N/A       2,516,461    $  41,608,701
   Issued to shareholders in reinvestment of dividends......              N/A             N/A         118,723        1,943,229
   Redeemed from shareholders due to
     conversion of BKB Shares into Retail AShares...........              N/A             N/A        (740,883)      (9,944,253)
   Repurchased..............................................              N/A             N/A      (3,203,149)     (54,491,472)
                                                               --------------   -------------   -------------    -------------
   Net (decrease) in shares outstanding.....................              N/A             N/A      (1,308,848)   $ (20,883,795)
                                                               ==============   =============   =============    =============



                                                                                         PAN ASIA FUND
                                                               --------------------------------------------------------------
                                                              SIX MONTHS ENDED APRIL 30, 2002        YEAR ENDED OCTOBER 31,
                                                                         (UNAUDITED)                          2001
                                                               ------------------------------   -----------------------------
                                                                   SHARES          DOLLARS         SHARES           DOLLARS
                                                               -------------    -------------   ------------     ------------
Retail A Shares:
   Sold.....................................................         121,157    $     822,997        353,826     $  2,534,799
   Issued to shareholders in connection with acquisition
     (Note 9) ..............................................              --               --             --               --
   Issued to shareholders due to conversion of
     BKB Shares into Retail A Shares........................              --               --             --               --
   Issued to shareholders in reinvestment of dividends......              --               --            101              882
   Repurchased..............................................        (132,715)        (911,595)      (347,020)      (2,529,681)
                                                               -------------    -------------   ------------     ------------
   Net increase (decrease) in shares outstanding............         (11,558)   $     (88,598)         6,907     $      6,000
                                                               =============    =============   ============     ============
Retail B Shares:
   Sold.....................................................             522    $       3,884          1,589     $     12,730
   Issued to shareholders in connection with acquisition
     (Note 9) ..............................................              --               --             --               --
   Issued to shareholders in reinvestment of dividends......              --               --             30              262
   Repurchased..............................................            (261)          (1,998)        (1,581)         (12,143)
                                                               -------------    -------------   ------------     ------------
   Net increase (decrease) in shares outstanding............             261    $       1,886             38     $        849
                                                               =============    =============   ============     ============
Trust Shares:
   Sold.....................................................          52,946    $     400,001         20,287     $    160,421
   Issued to shareholders in connection with acquisition
      (Note 9) .............................................              --               --             --               --
   Issued to shareholders in reinvestment of dividends......              --               --          5,025           43,916
   Repurchased..............................................         (60,236)        (456,560)       (12,998)        (106,158)
                                                               -------------    -------------   ------------     ------------
   Net increase (decrease) in shares outstanding............          (7,290)   $     (56,559)        12,314     $     98,179
                                                               =============    =============   ============     ============
Prime A Shares:
   Sold.....................................................              --    $          --             --     $         --
   Issued to shareholders in reinvestment of dividends......              --               --              3               25
   Repurchased..............................................              (1)              (8)            --               --
                                                               -------------    -------------   ------------     ------------
   Net increase (decrease) in shares outstanding............              (1)   $          (8)             3     $         25
                                                               =============    =============   ============     ============
Prime B Shares:
   Sold.....................................................              --    $          --             --     $         --
   Issued to shareholders in reinvestment of dividends......              --               --              3               25
   Repurchased..............................................              (1)              (8)            --               --
                                                               -------------    -------------   ------------     ------------
   Net increase (decrease) in shares outstanding............              (1)   $          (8)             3     $         25
                                                               =============    =============   ============     ============
BKB Shares:
   Sold.....................................................             N/A              N/A            N/A              N/A
   Issued to shareholders in reinvestment of dividends......             N/A              N/A            N/A              N/A
   Redeemed from shareholders due to
     conversion of BKB Shares into Retail AShares...........             N/A              N/A            N/A              N/A
   Repurchased..............................................             N/A              N/A            N/A              N/A
                                                               -------------    -------------   ------------     ------------
   Net (decrease) in shares outstanding.....................             N/A              N/A            N/A              N/A
                                                               =============    =============   ============     ============



                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      78,79

ASSET ALLOCATION FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                           INCOME FROM INVESTMENT OPERATIONS             LESS DISTRIBUTIONS
                                        -------------------------------------  --------------------------------------


                                                         NET                                                                 NET
                              NET                    REALIZED AND             DISTRIBUTIONS  DISTRIBUTIONS                INCREASE
                          ASSET VALUE,     NET        UNREALIZED   TOTAL FROM    FROM NET       FROM                     (DECREASE)
                            BEGINNING   INVESTMENT  GAIN (LOSS) ON INVESTMENT   INVESTMENT  NET REALIZED      TOTAL         IN NET
                            OF PERIOD    INCOME(B)    INVESTMENTS  OPERATIONS     INCOME    CAPITAL GAINS DISTRIBUTIONS  ASSET VALUE
                          ------------  -----------  -----------  -----------  -----------  ------------- -------------  -----------
 RETAIL A
 04/30/02 (unaudited)        $  14.95      $  0.13(2)   $ (0.58)     $  (0.45)    $  (0.10)      $   --     $  (0.10)     $  (0.55)
 10/31/01                       18.79         0.33(2)     (3.08)        (2.75)       (0.35)       (0.74)       (1.09)        (3.84)
 10/31/00                       17.74         0.37(2)      1.36          1.73        (0.37)       (0.31)       (0.68)         1.05
 10/31/99                       16.95         0.37         1.21          1.58        (0.36)       (0.43)       (0.79)         0.79
 10/31/98                       16.46         0.38         1.72          2.10        (0.40)       (1.21)       (1.61)         0.49
 10/31/97                       14.52         0.40         2.43          2.83        (0.38)       (0.51)       (0.89)         1.94

 RETAIL B
 04/30/02 (unaudited)           14.92         0.07(2)     (0.57)        (0.50)       (0.05)          --        (0.05)        (0.55)
 10/31/01                       18.74         0.22(2)     (3.06)        (2.84)       (0.24)       (0.74)       (0.98)        (3.82)
 10/31/00                       17.70         0.24(2)      1.36          1.60        (0.25)       (0.31)       (0.56)         1.04
 10/31/99                       16.92         0.25         1.21          1.46        (0.25)       (0.43)       (0.68)         0.78
 10/31/98                       16.43         0.29         1.71          2.00        (0.30)       (1.21)       (1.51)         0.49
 10/31/97                       14.51         0.29         2.42          2.71        (0.28)       (0.51)       (0.79)         1.92

 TRUST
 04/30/02 (unaudited)           14.94         0.14(2)     (0.57)        (0.43)       (0.12)          --        (0.12)        (0.55)
 10/31/01                       18.78         0.37(2)     (3.08)        (2.71)       (0.39)       (0.74)       (1.13)        (3.84)
 10/31/00                       17.73         0.41(2)      1.36          1.77        (0.41)       (0.31)       (0.72)         1.05
 10/31/99                       16.96         0.40         1.20          1.60        (0.40)       (0.43)       (0.83)         0.77
 10/31/98                       16.47         0.42         1.71          2.13        (0.43)       (1.21)       (1.64)         0.49
 10/31/97                       14.53         0.43         2.42          2.85        (0.40)       (0.51)       (0.91)         1.94

 PRIME A
 04/30/02 (unaudited)           14.95         0.12(2)     (0.58)        (0.46)       (0.10)          --        (0.10)        (0.56)
 10/31/01                       18.77         0.34(2)     (3.06)        (2.72)       (0.36)       (0.74)       (1.10)        (3.82)
 10/31/00                       17.73         0.39(2)      1.36          1.75        (0.40)       (0.31)       (0.71)         1.04
 10/31/99(1)                    16.95         0.44         1.17          1.61        (0.40)       (0.43)       (0.83)         0.78

 PRIME B
 04/30/02 (unaudited)           14.93         0.08(2)     (0.58)        (0.50)       (0.05)          --        (0.05)        (0.55)
 10/31/01                       18.75         0.22(2)     (3.06)        (2.84)       (0.24)       (0.74)       (0.98)        (3.82)
 10/31/00                       17.71         0.26(2)      1.35          1.61        (0.26)       (0.31)       (0.57)         1.04
 10/31/99(1)                    16.95         0.29         1.19          1.48        (0.29)       (0.43)       (0.72)         0.76




                                                                        RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                                      -------------------------------------------------

                                                                       RATIO OF NET       RATIO OF        RATIO OF
                                                                        INVESTMENT        OPERATING       OPERATING
                                                                          INCOME          EXPENSES        EXPENSES
                                                        NET ASSETS,      INCLUDING        INCLUDING       EXCLUDING
                     NET ASSET VALUE,                  END OF PERIOD  REIMBURSEMENT/   REIMBURSEMENT/  REIMBURSEMENT/    PORTFOLIO
                       END OF PERIOD   TOTAL RETURN(A)   (IN 000S)        WAIVER           WAIVER          WAIVER      TURNOVER RATE
                      ---------------  --------------  -------------  ---------------- --------------  --------------- -------------
RETAIL A
04/30/02 (unaudited)    $  14.40           (3.04)%**    $258,608            1.69%*           1.35%*           1.36%*       14%**
10/31/01                   14.95          (15.18)%       289,882            2.01%            1.33%            1.34%        65%
10/31/00                   18.79            9.98%        371,590            2.01%            1.29%            1.29%        59%
10/31/99                   17.74            9.53%        389,077            2.11%            1.32%            1.32%       135%
10/31/98                   16.95           13.85%        323,498            2.43%            1.33%            1.33%       108%
10/31/97                   16.46           20.23%        177,239            2.66%            1.37%            1.37%        58%

RETAIL B
04/30/02 (unaudited)       14.37           (3.37)%**      97,024            0.97%*           2.07%*           2.10%*       14%**
10/31/01                   14.92          (15.72)%       106,074            1.33%            2.01%            2.02%        65%
10/31/00                   18.74            9.20%        105,980            1.31%            1.99%            1.99%        59%
10/31/99                   17.70            8.76%         91,199            1.43%            2.00%            2.00%       135%
10/31/98                   16.92           13.14%         57,876            1.77%            1.99%            1.99%       108%
10/31/97                   16.43           19.34%         30,688            1.95%            2.10%            2.19%        58%

TRUST
04/30/02 (unaudited)       14.39           (3.01)%**     207,687            1.92%*           1.12%*           1.14*        14%**
10/31/01                   14.94          (14.94)%       230,562            2.23%            1.11%            1.11%        65%
10/31/00                   18.78           10.21%        290,970            2.21%            1.09%            1.09%        59%
10/31/99                   17.73            9.63%        269,851            2.31%            1.12%            1.12%       135%
10/31/98                   16.96           14.05%        218,666            2.63%            1.13%            1.13%       108%
10/31/97                   16.47           20.42%        171,741            2.82%            1.21%            1.22%        58%

PRIME A
04/30/02 (unaudited)       14.39           (3.11)%**          49            1.66%*           1.38%*           1.53*        14%**
10/31/01                   14.95          (15.08)%            60            2.07%            1.26%            1.38%        65%
10/31/00                   18.77           10.15%            186            2.15%            1.15%            1.30%        59%
10/31/99(1)                17.73            9.72%            238            2.27%            1.16%            1.29%       135%

PRIME B
04/30/02 (unaudited)       14.38           (3.38)%**         339            1.00%*           2.04%*           2.05%*       14%**
10/31/01                   14.93          (15.68)%           389            1.34%            1.99%            2.03%        65%
10/31/00                   18.75            9.29%            526            1.41%            1.89%            2.06%        59%
10/31/99(1)                17.71            8.91%            519            1.53%            1.90%            2.08%       135%


--------------------------------------------
*    Annualized
**   Not Annualized
(1)  The Fund began issuing Prime A Shares and Prime B Shares on November 1,
     1998.
(2) The selected per share data was calculated using the weighted average shares outstanding method for the period.
(A) Calculation does not include the effect of any sales charges for Retail A Shares, Retail B Shares, Prime A Shares and Prime B Shares.
(B) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the six months ended April 30, 2002 (unaudited) and the years ended October 31, 2001, 2000, 1999, 1998 and 1997 was $0.13(2),
     $0.33(2), $0.37(2), $0.37, $0.38 and $0.40, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail B Shares for the six months ended April 30, 2002 (unaudited) and the years ended October 31, 2001, 2000, 1999, 1998 and 1997 was $0.07(2), $0.22(2),
     $0.24(2), $0.25, $0.29 and $0.28, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Trust Shares for the six months ended April 30, 2002 (unaudited) and the years ended October 31, 2001, 2000, 1999, 1998 and 1997 was $0.14(2), $0.37(2), $0.41(2), $0.40, $0.42
     and $0.43, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Prime A Shares for the six months ended April 30, 2002 (unaudited) and the years ended October 31, 2001, 2000 and 1999 was $0.11(2), $0.33(2), $0.37(2) and $0.41, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Prime B Shares for the six months ended April 30, 2002 (unaudited) and the years ended October 31, 2001, 2000 and 1999 was $0.07(2), $0.22(2), $0.23(2) and
     $0.26, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      80,81

EQUITY INCOME FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                 INCOME FROM INVESTMENT OPERATIONS                   LESS DISTRIBUTIONS
                           ---------------------------------------------  -----------------------------------------


                                                   NET
                         NET                  REALIZED AND              DISTRIBUTIONS  DISTRIBUTIONS
                     ASSET VALUE,    NET       UNREALIZED    TOTAL FROM    FROM NET        FROM                      NET INCREASE
                       BEGINNING  INVESTMENT GAIN (LOSS) ON  INVESTMENT   INVESTMENT   NET REALIZED       TOTAL    (DECREASE) IN NET
                       OF PERIOD   INCOME(B)   INVESTMENTS   OPERATIONS     INCOME     CAPITAL GAINS  DISTRIBUTIONS   ASSET VALUE
                      ----------  ----------   -----------   ----------   ----------   -------------  -------------   -----------
 RETAIL A
 04/30/02 (unaudited) $  12.92     $  0.05    $   0.40     $    0.45     $  (0.06)       $  (0.63)      $  (0.69)      $  (0.24)
 10/31/01                17.77        0.13       (2.45)        (2.32)       (0.12)          (2.41)         (2.53)         (4.85)
 10/31/00                19.50        0.16(2)     1.22          1.38        (0.16)          (2.95)         (3.11)         (1.73)
 10/31/99                19.67        0.19        1.69          1.88        (0.20)          (1.85)         (2.05)         (0.17)
 10/31/98                18.82        0.25        2.43          2.68        (0.25)          (1.58)         (1.83)          0.85
 10/31/97                16.91        0.30        3.35          3.65        (0.30)          (1.44)         (1.74)          1.91

 RETAIL B
 04/30/02 (unaudited)    12.68          --(3)     0.40          0.40        (0.02)          (0.63)         (0.65)         (0.25)
 10/31/01                17.50        0.04       (2.43)        (2.39)       (0.02)          (2.41)         (2.43)         (4.82)
 10/31/00                19.25        0.03(2)     1.21          1.24        (0.04)          (2.95)         (2.99)         (1.75)
 10/31/99(1)             19.48        0.11        1.62          1.73        (0.11)          (1.85)         (1.96)         (0.23)

 TRUST
 04/30/02 (unaudited)    12.95        0.08        0.40          0.48        (0.09)          (0.63)         (0.72)         (0.24)
 10/31/01                17.80        0.18       (2.44)        (2.26)       (0.18)          (2.41)         (2.59)         (4.85)
 10/31/00                19.52        0.23(2)     1.22          1.45        (0.22)          (2.95)         (3.17)         (1.72)
 10/31/99                19.69        0.28        1.69          1.97        (0.29)          (1.85)         (2.14)         (0.17)
 10/31/98                18.84        0.34        2.42          2.76        (0.33)          (1.58)         (1.91)          0.85
 10/31/97                16.93        0.38        3.35          3.73        (0.38)          (1.44)         (1.82)          1.91




                                                                        RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                                      -------------------------------------------------

                                                                       RATIO OF NET       RATIO OF        RATIO OF
                                                                        INVESTMENT        OPERATING       OPERATING
                                                                          INCOME          EXPENSES        EXPENSES
                                                        NET ASSETS,      INCLUDING        INCLUDING       EXCLUDING
                     NET ASSET VALUE,                  END OF PERIOD  REIMBURSEMENT/   REIMBURSEMENT/  REIMBURSEMENT/    PORTFOLIO
                       END OF PERIOD   TOTAL RETURN(A)   (IN 000S)        WAIVER           WAIVER          WAIVER      TURNOVER RATE
                      ---------------  --------------  -------------  ---------------- --------------  --------------- -------------
RETAIL A
 04/30/02 (unaudited)  $ 12.68              3.42%**       $141,372         0.85%*           1.38%*           1.38%*         24%**
 10/31/01                12.92            (14.78)%         147,082         0.95%            1.34%            1.34%          62%
 10/31/00                17.77              8.45%          188,847         0.91%            1.33%            1.33%          51%
 10/31/99                19.50             10.14%          213,041         0.97%            1.33%            1.33%          38%
 10/31/98                19.67             15.23%          207,850         1.30%            1.34%            1.34%          46%
 10/31/97                18.82             23.28%          169,276         1.70%            1.39%            1.41%          37%

 RETAIL B
 04/30/02 (unaudited)    12.43              3.03%**         14,138         0.06%*           2.17%*           2.21%*         24%**
 10/31/01                12.68            (15.43)%          14,752         0.26%            2.03%            2.08%          62%
 10/31/00                17.50              7.71%            3,969         0.19%            2.04%            2.08%          51%
 10/31/99(1)             19.25              9.38%            3,213         0.33%            1.97%            2.23%          38%

 TRUST
 04/30/02 (unaudited)    12.71              3.71%**        108,739         1.30%*           0.93%*           0.94%*         24%**
 10/31/01                12.95            (14.45)%         133,967         1.37%            0.92%            0.92%          62%
 10/31/00                17.80              8.94%          106,148         1.32%            0.91%            0.91%          51%
 10/31/99                19.52             10.60%          120,179         1.39%            0.91%            0.91%          38%
 10/31/98                19.69             15.67%          127,367         1.72%            0.92%            0.92%          46%
 10/31/97                18.84             23.80%          119,505         2.14%            0.95%            0.97%          37%


---------------------------------------
*    Annualized
**   Not Annualized
(1)  The Fund began issuing Retail B Shares on November 1, 1998.
(2) The selected per share data was calculated using the weighted average shares outstanding method for the period.
(3)  Net investment income per share was less than $0.005.
(A) Calculation does not include the effect of any sales charges for Retail A Shares and Retail B Shares.
(B) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the six months ended April 30, 2002 (unaudited) and the years ended October 31, 2001, 2000, 1999, 1998 and 1997 was $0.05, $0.13,
     $0.16(2), $0.19, $0.25 and $0.30, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail B Shares for the six months ended April 30, 2002 (unaudited) and the years ended October 31, 2001, 2000 and 1999 was $0.00(3), $0.03, $0.03(2) and $0.08, respectively.
     Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Trust Shares for the six months ended April 30, 2002 (unaudited) and the years ended October 31, 2001, 2000, 1999, 1998 and 1997 was $0.08, $0.18,
     $0.23(2), $0.28, $0.34 and $0.38, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      82,83

GROWTH AND INCOME FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                              INCOME FROM INVESTMENT OPERATIONS                    LESS DISTRIBUTIONS
                            -------------------------------------  -------------------------------------------------
                                             NET                                DISTRIBUTIONS                                NET
                    NET          NET     REALIZED AND              DISTRIBUTIONS IN EXCESS  DISTRIBUTIONS                 INCREASE
                ASSET VALUE, INVESTMENT   UNREALIZED    TOTAL FROM    FROM NET      OF NET      FROM                     (DECREASE)
                  BEGINNING    INCOME   GAIN (LOSS) ON  INVESTMENT   INVESTMENT  INVESTMENT NET REALIZED      TOTAL        IN NET
                  OF PERIOD   (LOSS)(B)   INVESTMENTS   OPERATIONS     INCOME      INCOME   CAPITAL GAINS DISTRIBUTIONS  ASSET VALUE
                  ---------   ---------   -----------   ----------  -----------   --------  ------------- -------------  -----------
RETAIL A
04/30/02 (unaudited) $12.70    $  --(2)   $   0.24       $ 0.24      $ (0.01)     $  --        $ (0.44)      $(0.45)       $(0.21)
10/31/01              16.37     0.02         (2.39)       (2.37)       (0.02)        --(2)       (1.28)       (1.30)        (3.67)
10/31/00              15.98     0.02          1.33         1.35        (0.05)        --(2)       (0.91)       (0.96)         0.39
10/31/99              14.87     0.08(3)       2.02         2.10        (0.08)        --          (0.91)       (0.99)         1.11
10/31/98              16.24     0.12          1.32         1.44        (0.13)        --          (2.68)       (2.81)        (1.37)
10/31/97              13.78     0.18          3.67         3.85        (0.20)        --          (1.19)       (1.39)         2.46

RETAIL B
04/30/02 (unaudited)  12.50    (0.05)         0.24         0.19           --         --          (0.44)       (0.44)        (0.25)
10/31/01              16.23    (0.09)        (2.36)       (2.45)          --         --          (1.28)       (1.28)        (3.73)
10/31/00              15.90    (0.10)         1.34         1.24           --         --          (0.91)       (0.91)         0.33
10/31/99              14.83    (0.04)(3)      2.02         1.98           --         --          (0.91)       (0.91)         1.07
10/31/98              16.23       --(2)       1.31         1.31        (0.03)        --          (2.68)       (2.71)        (1.40)
10/31/97              13.77     0.10          3.65         3.75        (0.10)        --          (1.19)       (1.29)         2.46

TRUST
04/30/02 (unaudited)  12.77     0.02          0.24         0.26        (0.03)        --          (0.44)       (0.47)       (0.21)
10/31/01              16.43     0.06         (2.39)       (2.33)       (0.05)        --(2)       (1.28)       (1.33)       (3.66)
10/31/00              16.02     0.08          1.32         1.40        (0.08)        --(2)       (0.91)       (0.99)        0.41
10/31/99              14.90     0.13(3)       2.02         2.15        (0.12)        --          (0.91)       (1.03)        1.12
10/31/98              16.28     0.15          1.31         1.46        (0.16)        --          (2.68)       (2.84)       (1.38)
10/31/97              13.80     0.22          3.68         3.90        (0.23)        --          (1.19)       (1.42)        2.48

PRIME A
04/30/02 (unaudited)  12.74    (0.01)         0.24         0.23        (0.01)        --          (0.44)       (0.45)       (0.22)
10/31/01              16.41     0.02         (2.38)       (2.36)       (0.03)        --(2)       (1.28)       (1.31)       (3.67)
10/31/00              16.00     0.04          1.34         1.38        (0.06)        --          (0.91)       (0.97)        0.41
10/31/99(1)           14.88     0.11(3)       2.03         2.14        (0.11)        --          (0.91)       (1.02)        1.12

PRIME B
04/30/02 (unaudited)  12.59    (0.04)         0.23         0.19           --         --          (0.44)       (0.44)       (0.25)
10/31/01              16.32    (0.07)        (2.38)       (2.45)          --         --          (1.28)       (1.28)       (3.73)
10/31/00              15.97    (0.07)         1.33         1.26           --         --          (0.91)       (0.91)        0.35
10/31/99(1)           14.88    (0.01)(3)      2.03         2.02        (0.02)        --          (0.91)       (0.93)        1.09



                                                                     RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                                   -------------------------------------------------

                                                                     RATIO OF NET       RATIO OF        RATIO OF
                                                                      INVESTMENT        OPERATING       OPERATING
                                                                     INCOME (LOSS)      EXPENSES        EXPENSES
                                                      NET ASSETS,      INCLUDING        INCLUDING       EXCLUDING
                    NET ASSET VALUE,                 END OF PERIOD  REIMBURSEMENT/   REIMBURSEMENT/  REIMBURSEMENT/      PORTFOLIO
                     END OF PERIOD   TOTAL RETURN(A)   (IN 000S)        WAIVER           WAIVER          WAIVER        TURNOVER RATE
                    ---------------  --------------  -------------  --------------   --------------  ---------------   -------------
RETAIL A
04/30/02 (unaudited)   $   12.49            1.64%**     $248,758           0.03%*           1.33%*           1.36%*          4%**
10/31/01                   12.70          (15.46)%      259,884            0.07%            1.34%            1.36%          19%
10/31/00                   16.37            9.06%       217,423            0.16%            1.28%            1.37%          42%
10/31/99                   15.98           14.56%       232,110            0.53%            1.28%            1.38%          20%
10/31/98                   14.87            9.93%       214,110            0.75%            1.28%            1.35%          38%
10/31/97                   16.24           30.10%       141,884            1.18%            1.27%            1.45%          93%

RETAIL B
04/30/02 (unaudited)       12.25            1.29%**      47,266           (0.71)%*          2.07%*           2.09%*          4%**
10/31/01                   12.50          (16.11)%       48,512           (0.64)%           2.05%            2.05%          19%
10/31/00                   16.23            8.35%        61,857           (0.60)%           2.04%            2.04%          42%
10/31/99                   15.90           13.72%        62,366           (0.22)%           2.03%            2.04%          20%
10/31/98                   14.83            9.09%        53,216            0.01%            2.02%            2.02%          38%
10/31/97                   16.23           29.11%        35,178            0.31%            2.05%            2.28%          93%

TRUST
04/30/02 (unaudited)       12.56            1.82%**     475,005            0.40%*           0.96%*           0.98%*          4%**
10/31/01                   12.77          (15.12)%      460,302            0.44%            0.97%            0.97%          19%
10/31/00                   16.43            9.38%       678,398            0.44%            1.00%            1.00%          42%
10/31/99                   16.02           14.85%       309,106            0.76%            1.05%            1.05%          20%
10/31/98                   14.90           10.10%       254,060            1.00%            1.03%            1.03%          38%
10/31/97                   16.28           30.43%       246,654            1.44%            1.03%            1.06%          93%

PRIME A
04/30/02 (unaudited)       12.52            1.58%**          24            0.08%*           1.28%*           1.41%*          4%**
10/31/01                   12.74          (15.34)%           60            0.22%            1.19%            1.22%          19%
10/31/00                   16.41            9.27%           156            0.30%            1.14%            1.24%          42%
10/31/99(1)                16.00           14.81%           150            0.66%            1.15%            1.30%          20%

PRIME B
04/30/02 (unaudited)       12.34            1.28%**         110           (0.65)%*          2.01%*           2.03%*          4%**
10/31/01                   12.59          (15.95)%          109           (0.55)%           1.96%            2.00%          19%
10/31/00                   16.32            8.38%           129           (0.45)%           1.89%            2.07%          42%
10/31/99(1)                15.97           13.98%           129           (0.09)%           1.90%            2.17%          20%


------------------------------------------
*    Annualized
**   Not Annualized
(1)  The Fund began issuing Prime A Shares and Prime B Shares on November 1,
     1998.
(2) Net investment income per share and distributions in excess of net investment income per share were less than $0.005.
(3) The selected per share data was calculated using the weighted average shares outstanding method for the period.
(A) Calculation does not include the effect of any sales charges for Retail A Shares, Retail B Shares, Prime A Shares and Prime B Shares.
(B) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the six months ended April 30, 2002 (unaudited) and the years ended October 31, 2001, 2000, 1999, 1998 and 1997 was $0.00(2),
     $0.02, $0.01, $0.07(3), $0.10 and $0.18, respectively. Net investment income (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail B Shares for the six months ended April 30, 2002 (unaudited) and the years ended October 31, 2001, 2000, 1999, 1998 and 1997 was $(0.05),
     $(0.09), $(0.10), $(0.04)(3), $0.00 and $0.08, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Trust Shares for the six months ended April 30, 2002 (unaudited) and the years ended October 31, 2001, 2000, 1999, 1998 and 1997 was $0.02, $0.06, $0.08, $0.13(3),
     $0.15 and $0.21, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Prime A Shares for the six months ended April 30, 2002 (unaudited) and the years ended October 31, 2001, 2000 and 1999 was $0.01, $0.02, $0.03 and $0.09(3), respectively. Net investment
     (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Prime B Shares for the six months ended April 30, 2002 (unaudited) and the years ended October 31, 2001, 2000 and 1999 was $(0.05), $(0.07), $(0.10) and
     $(0.05)(3), respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      84,85

STRATEGIC EQUITY FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                      INCOME FROM INVESTMENT OPERATIONS             LESS DISTRIBUTIONS
                                   -------------------------------------  --------------------------------------
                                                   NET
                         NET           NET     REALIZED AND              DISTRIBUTIONS  DISTRIBUTIONS
                     ASSET VALUE,  INVESTMENT   UNREALIZED   TOTAL FROM    FROM NET         FROM                     NET INCREASE
                       BEGINNING     INCOME   GAIN (LOSS)ON  INVESTMENT   INVESTMENT    NET REALIZED      TOTAL    (DECREASE) IN NET
                       OF PERIOD    (LOSS)(B)   INVESTMENTS  OPERATIONS     INCOME      CAPITAL GAINS  DISTRIBUTIONS  ASSET VALUE
                     ------------  -----------  -----------  ----------  -----------    -------------  -------------  -----------
 RETAIL A
 04/30/02 (unaudited) $  10.02      $  --(2)(3)  $  1.31      $   1.31     $  (0.01)      $  (0.39)      $  (0.40)     $   0.91
 10/31/01                10.46       0.03(3)       (0.11)        (0.08)       (0.03)         (0.33)         (0.36)        (0.44)
 10/31/00                 9.89       0.04           1.75          1.79        (0.04)         (1.18)         (1.22)         0.57
 10/31/99                 9.62       0.04(3)        0.27          0.31        (0.03)         (0.01)         (0.04)         0.27
 10/31/98(1)             10.00         --(2)       (0.38)        (0.38)          --             --             --         (0.38)

 RETAIL B
 04/30/02 (unaudited)     9.87      (0.05)(3)       1.29          1.24           --          (0.39)         (0.39)         0.85
 10/31/01                10.37      (0.06)(3)      (0.11)        (0.17)          --          (0.33)         (0.33)        (0.50)
 10/31/00                 9.84      (0.04)          1.75          1.71           --(2)       (1.18)         (1.18)         0.53
 10/31/99                 9.61      (0.02)(3)       0.26          0.24           --          (0.01)         (0.01)         0.23
 10/31/98(1)             10.00      (0.02)         (0.37)        (0.39)          --             --             --         (0.39)

 TRUST
 04/30/02 (unaudited)    10.03       0.02(3)        1.31          1.33        (0.03)         (0.39)         (0.42)         0.91
 10/31/01                10.48       0.08(3)       (0.12)        (0.04)       (0.08)         (0.33)         (0.41)        (0.45)
 10/31/00                 9.90       0.08           1.76          1.84        (0.08)         (1.18)         (1.26)         0.58
 10/31/99                 9.63       0.09(3)        0.27          0.36        (0.08)         (0.01)         (0.09)         0.27
 10/31/98(1)             10.00       0.01          (0.37)        (0.36)       (0.01)            --          (0.01)        (0.37)




                                                                     RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                                   -------------------------------------------------

                                                                     RATIO OF NET       RATIO OF        RATIO OF
                                                                      INVESTMENT        OPERATING       OPERATING
                                                                     INCOME (LOSS)      EXPENSES        EXPENSES
                                                      NET ASSETS,      INCLUDING        INCLUDING       EXCLUDING
                  NET ASSET VALUE,                   END OF PERIOD  REIMBURSEMENT/   REIMBURSEMENT/  REIMBURSEMENT/      PORTFOLIO
                    END OF PERIOD   TOTAL RETURN(A)    (IN 000S)        WAIVER           WAIVER          WAIVER        TURNOVER RATE
                    -------------   --------------   -------------   ------------     ------------   -------------    --------------
 RETAIL A
 04/30/02 (unaudited)  $ 10.93           13.13%**      $ 9,680           (0.08)%*          1.28%*           1.56%*         33%**
 10/31/01                10.02           (0.83)%         8,400            0.25%            1.24%            1.50%          81%
 10/31/00                10.46           21.09%          8,505            0.40%            1.20%            1.60%          81%
 10/31/99                 9.89            3.25%          8,229            0.41%            1.19%            1.63%          79%
 10/31/98(1)              9.62           (3.75)%**       4,051            0.06%*           1.40%*           2.41%*         30%**

 RETAIL B
 04/30/02 (unaudited)    10.72           12.64%**        2,904           (0.86)%*          2.06%*           2.30%*         33%**
 10/31/01                 9.87           (1.71)%         2,286           (0.53)%           2.02%            2.26%          81%
 10/31/00                10.37           20.33%          1,555           (0.35)%           1.95%            2.35%          81%
 10/31/99                 9.84            2.50%          1,348           (0.24)%           1.84%            2.40%          79%
 10/31/98(1)              9.61           (4.76)%**         583           (0.55)%*          2.01%*           3.05%*         30%**

 TRUST
 04/30/02 (unaudited)    10.94           13.38%**       23,942            0.43%*           0.77%*           0.99%*         33%**
 10/31/01                10.03           (0.43)%       102,909            0.74%            0.75%            0.96%          81%
 10/31/00                10.48           21.69%         93,558            0.83%            0.78%            0.98%          81%
 10/31/99                 9.90            3.64%         71,063            0.80%            0.80%            1.00%          79%
 10/31/98(1)              9.63           (3.62)%**      63,061            0.19%*           1.27%*           1.47%*         30%**


----------------------------------------
*    Annualized
**   Not Annualized
(1)  The Fund commenced operations on March 4, 1998.
(2) Net investment income per share and distributions from net investment income were less than $0.005.
(3) The selected per share data was calculated using the weighted average shares outstanding method for the year.
(A) Calculation does not include the effect of any sales charges for Retail A Shares and Retail B Shares.
(B) Net investment income (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the six months ended April 30, 2002 (unaudited), the years ended October 31, 2001, 2000 and 1999 and the period ended October 31, 1998 was $(0.02)(3), $0.00(3), $0.00, $0.00(3) and $0.00,
     respectively. Net investment income (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail B Shares for the six months ended April 30, 2002 (unaudited), the years ended October 31, 2001, 2000 and 1999 and the period ended October 31, 1998 was $(0.06)(3), $0.06(3),
     $(0.08), $(0.08)(3) and $(0.06), respectively. Net investment income (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Trust Shares for the six months ended April 30, 2002 (unaudited), the years ended October 31, 2001, 2000 and 1999 and the period ended October 31, 1998 was $0.01(3), $(0.08)(3), $0.06, $0.06(3) and $0.00, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      86,87

EQUITY VALUE FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                              INCOME FROM INVESTMENT OPERATIONS                    LESS DISTRIBUTIONS
                            -------------------------------------  -------------------------------------------------
                                             NET                                DISTRIBUTIONS                                NET
                    NET          NET     REALIZED AND              DISTRIBUTIONS IN EXCESS  DISTRIBUTIONS                 INCREASE
                ASSET VALUE, INVESTMENT   UNREALIZED    TOTAL FROM    FROM NET      OF NET      FROM                     (DECREASE)
                  BEGINNING    INCOME   GAIN (LOSS) ON  INVESTMENT   INVESTMENT  INVESTMENT NET REALIZED      TOTAL        IN NET
                  OF PERIOD   (LOSS)(B)   INVESTMENTS   OPERATIONS     INCOME      INCOME   CAPITAL GAINS DISTRIBUTIONS  ASSET VALUE
                  ---------   ---------   -----------   ----------  -----------   --------  ------------- -------------  -----------
RETAIL A
 04/30/02 (unaudited) $12.48    $ (0.02)(2)  $ 1.01      $ 0.99       $  --       $  --        $ (0.35)     $ (0.35)     $  0.64
 10/31/01              17.05      (0.02)      (1.66)      (1.68)         --          --          (2.89)       (2.89)       (4.57)
 10/31/00              18.28      (0.02)       1.25        1.23       (0.01)         --(1)       (2.45)       (2.46)       (1.23)
 10/31/99              16.50      (0.03)       2.42        2.39          --          --          (0.61)       (0.61)        1.78
 10/31/98              18.21       0.03        1.50        1.53       (0.04)         --          (3.20)       (3.24)       (1.71)
 10/31/97              15.96       0.11        4.16        4.27       (0.12)         --          (1.90)       (2.02)        2.25

 RETAIL B
 04/30/02 (unaudited)  12.10      (0.08)(2)    0.99        0.91          --          --          (0.35)       (0.35)        0.56
 10/31/01              16.73      (0.10)      (1.64)      (1.74)         --          --          (2.89)       (2.89)       (4.63)
 10/31/00              18.08      (0.15)       1.25        1.10          --          --          (2.45)       (2.45)       (1.35)
 10/31/99              16.44      (0.15)       2.40        2.25          --          --          (0.61)       (0.61)        1.64
 10/31/98              18.24      (0.08)       1.48        1.40          --          --          (3.20)       (3.20)       (1.80)
 10/31/97              15.99         --        4.17        4.17       (0.02)         --          (1.90)       (1.92)        2.25

 TRUST
 04/30/02 (unaudited)  12.65         --(2)(3)  1.03        1.03          --          --          (0.35)       (0.35)        0.68
 10/31/01              17.17       0.02       (1.65)      (1.63)         --          --          (2.89)       (2.89)       (4.52)
 10/31/00              18.35       0.04        1.25        1.29       (0.02)         --(1)       (2.45)       (2.47)       (1.18)
 10/31/99              16.51       0.03        2.42        2.45          --          --          (0.61)       (0.61)        1.84
 10/31/98              18.21       0.08        1.49        1.57       (0.07)         --          (3.20)       (3.27)       (1.70)
 10/31/97              15.96       0.17        4.16        4.33       (0.18)         --          (1.90)       (2.08)        2.25





                                                                        RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                                      -------------------------------------------------

                                                                        RATIO OF NET       RATIO OF        RATIO OF
                                                                         INVESTMENT        OPERATING       OPERATING
                                                                        INCOME (LOSS)      EXPENSES        EXPENSES
                                                         NET ASSETS,      INCLUDING        INCLUDING       EXCLUDING
                     NET ASSET VALUE,                   END OF PERIOD  REIMBURSEMENT/   REIMBURSEMENT/  REIMBURSEMENT/   PORTFOLIO
                       END OF PERIOD   TOTAL RETURN(A)    (IN 000S)        WAIVER           WAIVER          WAIVER     TURNOVER RATE
                      --------------   --------------  -------------  ---------------- --------------  --------------- -------------
RETAIL A
 04/30/02 (unaudited)  $ 13.12             7.76%**       $185,067           (0.42)%*          1.40%*         1.40%*         45%**
 10/31/01                12.48           (10.27)%         180,435           (0.17)%           1.39%          1.40%         127%
 10/31/00                17.05             7.83%          226,836           (0.10)%           1.36%          1.36%          72%
 10/31/99                18.28            14.63%          258,332           (0.16)%           1.37%          1.37%          75%
 10/31/98                16.50             9.88%          234,730            0.15%            1.37%          1.37%          82%
 10/31/97                18.21            29.48%          182,641            0.63%            1.38%          1.38%         111%

 RETAIL B
 04/30/02 (unaudited)    12.66             7.43%**         26,811           (1.18)%*          2.16%*         2.16%*         45%**
 10/31/01                12.10           (11.00)%          25,776           (0.91)%           2.13%          2.15%         127%
 10/31/00                16.73             7.12%           30,555           (0.83)%           2.09%          2.12%          72%
 10/31/99                18.08            13.81%           30,988           (0.87)%           2.08%          2.08%          75%
 10/31/98                16.44             9.07%           23,103           (0.54)%           2.06%          2.06%          82%
 10/31/97                18.24            28.60%           14,958           (0.13)%           2.07%          2.38%         111%

 TRUST
 04/30/02 (unaudited)    13.33             8.06%**        215,196            0.01%*           0.97%*         0.97%*         45%**
 10/31/01                12.65            (9.91)%         152,002            0.22%            1.00%          1.00%         127%
 10/31/00                17.17             8.22%          164,864            0.26%            1.00%          1.00%          72%
 10/31/99                18.35            15.04%          281,064            0.19%            1.02%          1.03%          75%
 10/31/98                16.51            10.27%          254,432            0.49%            1.03%          1.03%          82%
 10/31/97                18.21            29.87%          241,532            0.98%            1.04%          1.04%          111%


--------------------------------------

*    Annualized
**   Not Annualized
(1) Distributions in excess of net investment income per share were less than $0.005.
(2) The selected per share data was calculated using the weighted average shares outstanding method for the period.
(3)  Net investment income per share was less than $0.005.
(A) Calculation does not include the effect of any sales charges for Retail A Shares and Retail B shares.
(B) Net investment income (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the six months ended April 30, 2002 (unaudited) and the years ended October 31, 2001, 2000, 1999, 1998 and 1997 was $(0.02)(2),
     $(0.02), $(0.02), $(0.03), $0.03 and $0.11, respectively. Net investment
     (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail B Shares for the six months ended April 30, 2002 (unaudited) and the years ended October 31, 2001, 2000, 1999, 1998 and 1997 was $0.08(2), $(0.10), $(0.15),
     $(0.15), $(0.08) and $(0.03), respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Trust Shares for the six months ended April 30, 2002 (unaudited) and the years ended October 31, 2001, 2000, 1999, 1998 and 1997 was $0.00(2)(3), $0.02, $0.04, $0.03, $0.08 and
     $0.17, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      88,89

LARGE CAP VALUE FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                              INCOME FROM INVESTMENT OPERATIONS                    LESS DISTRIBUTIONS
                            -------------------------------------   ---------------------------------------------------
                                             NET                                DISTRIBUTIONS                                NET
                    NET          NET     REALIZED AND              DISTRIBUTIONS IN EXCESS  DISTRIBUTIONS                 INCREASE
                ASSET VALUE, INVESTMENT   UNREALIZED    TOTAL FROM    FROM NET      OF NET      FROM                     (DECREASE)
                  BEGINNING    INCOME   GAIN (LOSS) ON  INVESTMENT   INVESTMENT  INVESTMENT NET REALIZED      TOTAL        IN NET
                  OF PERIOD   (LOSS)(B)   INVESTMENTS   OPERATIONS     INCOME      INCOME   CAPITAL GAINS DISTRIBUTIONS  ASSET VALUE
                  ---------   ---------   -----------   ----------  -----------   --------  ------------- -------------  -----------
 RETAIL A
 04/30/02 (unaudited) $12.65      $0.02(3)    $ (0.02)      $   --      $ (0.02)   $  --         $   --      $ (0.02)      $ (0.02)
 10/31/01(1)           16.32       0.02         (3.67)       (3.65)       (0.02)      --             --        (0.02)        (3.67)
 12/31/00              17.87       0.03         (0.59)       (0.56)       (0.02)      --          (0.97)       (0.99)        (1.55)
 12/31/99              15.91       0.04          2.15         2.19        (0.04)      --          (0.19)       (0.23)         1.96
 12/31/98              12.90       0.11          3.36         3.47        (0.09)      --          (0.37)       (0.46)         3.01
 12/31/97              13.35       0.15          3.20         3.35        (0.14)      --          (3.66)       (3.80)        (0.45)
 12/31/96              12.83       0.19          2.51         2.70        (0.18)      --          (2.00)       (2.18)         0.52

 RETAIL B
 04/30/02 (unaudited)  12.39      (0.03)(3)     (0.02)       (0.05)          --       --          --           --            (0.05)
 10/31/01(1)           16.06      (0.07)        (3.60)       (3.67)          --       --          --           --            (3.67)
 12/31/00              17.71      (0.09)        (0.59)       (0.68)          --       --          (0.97)       (0.97)        (1.65)
 12/31/99              15.85      (0.07)         2.12         2.05           --       --          (0.19)       (0.19)         1.86
 12/31/98              12.87       0.03          3.33         3.36        (0.01)      --          (0.37)       (0.38)         2.98
 12/31/97(2)           14.81       0.04          1.73         1.77        (0.05)      --          (3.66)       (3.71)        (1.94)

 TRUST
 04/30/02 (unaudited)  12.68       0.05(3)      (0.02)        0.03        (0.05)      --          --           (0.05)        (0.02)
 10/31/01(1)           16.34       0.05         (3.67)       (3.62)       (0.04)      --          --           (0.04)        (3.66)
 12/31/00              17.89       0.07         (0.59)       (0.52)       (0.06)      --          (0.97)       (1.03)        (1.55)
 12/31/99              15.91       0.08          2.16         2.24        (0.07)      --          (0.19)       (0.26)         1.98
 12/31/98              12.89       0.14          3.37         3.51        (0.12)      --          (0.37)       (0.49)         3.02
 12/31/97              13.35       0.18          3.20         3.38        (0.18)      --          (3.66)       (3.84)        (0.46)
 12/31/96              12.81       0.22          2.54         2.76        (0.22)      --          (2.00)       (2.22)         0.54



                                                                 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                               -------------------------------------------------

                                                                 RATIO OF NET       RATIO OF        RATIO OF
                                                                  INVESTMENT        OPERATING       OPERATING
                                                                 INCOME (LOSS)      EXPENSES        EXPENSES
                                                    NET ASSETS,    INCLUDING        INCLUDING       EXCLUDING
                 NET ASSET VALUE,                 END OF PERIOD  REIMBURSEMENT/   REIMBURSEMENT/  REIMBURSEMENT/      PORTFOLIO
                  END OF PERIOD   TOTAL RETURN(A)    (IN 000S)       WAIVER           WAIVER          WAIVER        TURNOVER RATE
                 ---------------  --------------  -------------  --------------   --------------  --------------   --------------
 RETAIL A
 04/30/02 (unaudited) $ 12.63         0.00%**      $ 9,001           (0.30)%*          1.34%*           1.50%*          7%**
 10/31/01(1)            12.65       (22.40)%**      10,738            0.20%*           1.24%*           1.33%*         15%**
 12/31/00               16.32        (3.14)%        16,669            0.16%            1.25%            1.32%          22%
 12/31/99               17.87        13.77%         20,025            0.22%            1.19%            1.31%          19%
 12/31/98               15.91        27.18%         18,546            0.58%            1.05%            1.32%          20%
 12/31/97               12.90        25.51%         13,923            0.98%            1.05%            1.31%          80%
 12/31/96               13.35        21.15%         10,000            1.42%            1.05%            1.33%          85%

 RETAIL B
 04/30/02 (unaudited)   12.34        (0.40)%**      18,122           (0.47)%*          2.11%*           2.35%*          7%**
 10/31/01(1)            12.39       (22.85)%**      19,810           (0.55)%*          1.99%*           2.10%*         15%**
 12/31/00               16.06        (3.92)%        33,757           (0.59)%           2.00%            2.08%          22%
 12/31/99               17.71        12.95%         34,744           (0.55)%           1.95%            2.06%          19%
 12/31/98               15.85        26.33%         19,577           (0.18)%           1.80%            2.07%          20%
 12/31/97(2)            12.87        19.17%*         5,072            0.09%*           1.80%*           2.07%*         80%

 TRUST
 04/30/02 (unaudited)   12.66         0.19%**      104,703            0.71%*           0.93%*           0.95%*          7%**
 10/31/01(1)            12.68       (22.18)%**     164,296            0.47%*           0.97%*           1.05%*         15%**
 12/31/00               16.34        (2.94)%       240,277            0.41%            1.00%            1.08%          22%
 12/31/99               17.89        14.12%        273,839            0.46%            0.94%            1.06%          19%
 12/31/98               15.91        27.58%        242,669            0.83%            0.80%            1.07%          20%
 12/31/97               12.89        25.71%        242,881            1.26%            0.80%            1.06%          80%
 12/31/96               13.35        21.69%        116,715            1.67%            0.80%            1.08%          85%


----------------------------------------
*    Annualized
**   Not Annualized
(1) The Fund commenced operations on April 1, 1992 as a separate portfolio (the "Predecessor Pillar Fund") of The Pillar Funds. On August 27, 2001, the Predecessor Pillar Fund was reorganized as a new portfolio of the Trust. Prior to the reorganization, the Predecessor Pillar Fund offered and sold three series of shares, Class A Shares, Class B Shares and Class I Shares, that were similar to the Fund's Retail A Shares, Retail B Shares and Trust Shares, respectively. In connection with the reorganization, shareholders of the Predecessor Pillar Fund exchanged their Class A Shares, Class B Shares and Class I Shares for Retail A Shares, Retail B Shares and Trust Shares, respectively, of the Galaxy Large Cap Value Fund.
(2)  The Predecessor Pillar Fund began issuing Class B Shares on May 12, 1997.
(3) The selected per share data was calculated using the weighted average shares outstanding method for the period.
(A) Calculation does not include the effect of any sales charges for Retail A Shares and Retail B shares.
(B) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the six months ended April 30, 2002 (unaudited) and the period ended October 31, 2001 was $0.01(3) and $0.01, respectively. Net investment (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail B Shares for the six months ended April 30, 2002 (unaudited) and the period ended October 31, 2001 was $(0.05)(3) and $(0.09), respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Trust Shares for the six months ended April 30, 2002 (unaudited) and the period ended October 31, 2001 was $0.05(3) and $0.04, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      90,91

EQUITY GROWTH FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                      INCOME FROM INVESTMENT OPERATIONS                    LESS DISTRIBUTIONS
                                   -------------------------------------  ---------------------------------------------------
                                                    NET                                 DISTRIBUTIONS
                         NET           NET      REALIZED AND               DISTRIBUTIONS  IN EXCESS   DISTRIBUTIONS
                     ASSET VALUE,  INVESTMENT    UNREALIZED    TOTAL FROM    FROM NET      OF NET        FROM NET
                      BEGINNING      INCOME    GAIN (LOSS) ON  INVESTMENT   INVESTMENT    INVESTMENT    REALIZED       TOTAL
                      OF PERIOD    (LOSS)(B)    INVESTMENTS    OPERATIONS     INCOME        INCOME    CAPITAL GAINS DISTRIBUTIONS
                     -----------   ----------   ------------   ----------   ----------    ----------  ------------- -------------
 RETAIL A
 04/30/02 (unaudited) $ 19.70      $ (0.03)     $  0.38        $   0.35       $  --          $  --         $   --         $  --
 10/31/01               32.31        (0.07)       (8.91)          (8.98)         --             --          (3.63)        (3.63)
 10/31/00               28.99        (0.10)(2)     5.14            5.04          --             --          (1.72)        (1.72)
 10/31/99               24.47        (0.06)        6.48            6.42          --             --          (1.90)        (1.90)
 10/31/98               25.14         0.01         3.19            3.20       (0.03)            --(3)       (3.84)        (3.87)
 10/31/97               20.37         0.07         6.05            6.12       (0.07)            --          (1.28)        (1.35)

 RETAIL B
 04/30/02 (unaudited)   18.79        (0.11)        0.36            0.25          --             --             --            --
 10/31/01               31.22        (0.21)       (8.59)          (8.80)         --             --          (3.63)        (3.63)
 10/31/00               28.27        (0.35)(2)     5.02            4.67          --             --          (1.72)        (1.72)
 10/31/99               24.07        (0.20)        6.30            6.10          --             --          (1.90)        (1.90)
 10/31/98               24.91        (0.16)(2)     3.16            3.00          --             --(3)       (3.84)        (3.84)
 10/31/97               20.26        (0.09)(2)     6.02            5.93          --             --          (1.28)        (1.28)

 TRUST
 04/30/02 (unaudited)   19.99         0.02         0.38            0.40          --             --             --            --
 10/31/01               32.61         0.02        (9.01)          (8.99)         --             --          (3.63)        (3.63)
 10/31/00               29.15         0.01(2)      5.18            5.19       (0.01)            --          (1.72)        (1.73)
 10/31/99               24.52         0.03         6.50            6.53          --             --          (1.90)        (1.90)
 10/31/98               25.17         0.09         3.20            3.29       (0.09)         (0.01)         (3.84)        (3.94)
 10/31/97               20.39         0.16         6.06            6.22       (0.16)            --          (1.28)        (1.44)

 PRIME A
 04/30/02 (unaudited)   19.74           --(3)      0.37            0.37          --             --             --            --
 10/31/01               32.31        (0.02)       (8.92)          (8.94)         --             --          (3.63)        (3.63)
 10/31/00               28.95        (0.05)(2)     5.13            5.08          --             --          (1.72)        (1.72)
 10/31/99(1)            24.49        (0.01)        6.37            6.36          --             --          (1.90)        (1.90)

 PRIME B
 04/30/02 (unaudited)   19.32        (0.11)        0.39            0.28          --             --             --            --
 10/31/01               31.94        (0.19)       (8.80)          (8.99)         --             --          (3.63)        (3.63)
 10/31/00               28.84        (0.29)(2)     5.11            4.82          --             --          (1.72)        (1.72)
 10/31/99(1)            24.49        (0.10)        6.35            6.25          --             --          (1.90)        (1.90)


                                                                                             RATIOS TO AVERAGE NET
                                                                                           ASSETS/SUPPLEMENTAL DATA
                                                                                        -------------------------------

                                                                                         RATIO OF NET      RATIO OF
                                                                                          INVESTMENT       OPERATING
                                                                                         INCOME (LOSS)     EXPENSES
                      NET INCREASE                                        NET ASSETS,      INCLUDING       INCLUDING
                    (DECREASE) IN NET  NET ASSET VALUE,                  END OF PERIOD   REIMBURSEMENT/  REIMBURSEMENT/
                       ASSET VALUE      END OF PERIOD   TOTAL RETURN(A)    (IN 000S)        WAIVER          WAIVER
                     --------------    --------------   --------------   -------------  ---------------  --------------
 RETAIL A
 04/30/02 (unaudited)     $0.35           $ 20.05            1.78%**       $332,476        (0.21)%*         1.34%*
 10/31/01                (12.61)            19.70          (30.57)%         346,214        (0.28)%          1.31%
 10/31/00                  3.32             32.31           18.18%          580,417        (0.33)%          1.28%
 10/31/99                  4.52             28.99           27.55%          443,639        (0.25)%          1.34%
 10/31/98                 (0.67)            24.47           14.73%          312,951         0.02%           1.34%
 10/31/97                  4.77             25.14           31.61%          226,330         0.30%           1.37%

 RETAIL B
 04/30/02 (unaudited)      0.25             19.04            1.38%**         92,111        (1.04)%*         2.17%*
 10/31/01                (12.43)            18.79          (31.16)%          92,292        (1.08)%          2.11%
 10/31/00                  2.95             31.22           17.29%          130,347        (1.11)%          2.07%
 10/31/99                  4.20             28.27           26.63%           71,525        (0.96)%          2.05%
 10/31/98                 (0.84)            24.07           13.98%           34,693        (0.68)%          2.04%
 10/31/97                  4.65             24.91           30.78%           20,363        (0.40)%          2.07%

 TRUST
 04/30/02 (unaudited)      0.40             20.39            2.00%**        889,074         0.23%*          0.90%*
 10/31/01                (12.62)            19.99          (30.29)%         845,887         0.10%           0.93%
 10/31/00                  3.46             32.61           18.63%        1,258,399         0.04%           0.91%
 10/31/99                  4.63             29.15           28.07%        1,041,378         0.15%           0.94%
 10/31/98                 (0.65)            24.52           15.17%          815,756         0.40%           0.96%
 10/31/97                  4.78             25.17           32.16%          745,537         0.72%           0.95%

 PRIME A
 04/30/02 (unaudited)      0.37             20.11            1.88%**            648         0.02%*          1.11%*
 10/31/01                (12.57)            19.74          (30.43)%             671        (0.10)%          1.13%
 10/31/00                  3.36             32.31           18.36%              142        (0.17)%          1.12%
 10/31/99(1)               4.46             28.95           27.30%              107        (0.05)%          1.14%

 PRIME B
 04/30/02 (unaudited)      0.28             19.60            1.45%**            297        (0.84)%*         1.97%*
 10/31/01                (12.62)            19.32          (31.00)%             309        (0.92)%          1.95%
 10/31/00                  3.10             31.94           17.48%              450        (0.92)%          1.87%
 10/31/99(1)               4.35             28.84           26.79%              246        (0.78)%          1.87%



                RATIOS TO AVERAGE NET
              ASSETS/SUPPLEMENTAL DATA
             --------------------------
                        RATIO OF
                        OPERATING
                        EXPENSES
                        EXCLUDING
                      REIMBURSEMENT/    PORTFOLIO
                         WAIVER       TURNOVER RATE
                      -------------- --------------

 RETAIL A
 04/30/02 (unaudited)    1.39%*             26%**
 10/31/01                1.33%              48%
 10/31/00                1.28%              54%
 10/31/99                1.34%              53%
 10/31/98                1.34%              60%
 10/31/97                1.37%              66%

 RETAIL B
 04/30/02 (unaudited)    2.22%*             26%**
 10/31/01                2.13%              48%
 10/31/00                2.09%              54%
 10/31/99                2.08%              53%
 10/31/98                2.04%              60%
 10/31/97                2.30%              66%

 TRUST
 04/30/02 (unaudited)    0.95%*             26%**
 10/31/01                0.94%              48%
 10/31/00                0.91%              54%
 10/31/99                0.94%              53%
 10/31/98                0.96%              60%
 10/31/97                0.95%              66%

 PRIME A
 04/30/02 (unaudited)    1.16%*             26%**
 10/31/01                1.16%              48%
 10/31/00                1.23%              54%
 10/31/99(1)             1.28%              53%

 PRIME B
 04/30/02 (unaudited)    2.02%*             26%**
 10/31/01                1.98%              48%
 10/31/00                2.02%              54%
 10/31/99(1)             2.19%              53%

-----------------------------------------
*    Annualized
**   Not Annualized
(1)  The Fund began issuing Prime A Shares and Prime B Shares on November 1,
     1998.
(2) The selected per share data was calculated using the weighted average shares outstanding method for the year.
(3) Net investment income per share and distributions in excess of net investment income per share were less than $0.005.
(A) Calculation does not include the effect of any sales charges for Retail A Shares, Retail B Shares, Prime A Shares and Prime B Shares.
(B) Net investment income (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the six months ended April 30, 2002 (unaudited) and the years ended October 31, 2001, 2000, 1999, 1998 and 1997 was $(0.04),
     $(0.08), $(0.10)(2), $(0.06), $0.01 and $0.07, respectively. Net investment
     (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail B Shares for the six months ended April 30, 2002 (unaudited) and the years ended October 31, 2001, 2000, 1999, 1998 and 1997 was $(0.11), $(0.21),
     $(0.35)(2), $(0.21), $(0.16)(2) and $(0.14)(2), respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Trust Shares for the six months ended April 30, 2002 (unaudited) and the years ended October 31, 2001, 2000, 1999, 1998 and 1997 was $0.02, $0.02,
     $0.01(2), $0.03, $0.09 and $0.16, respectively. Net investment (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Prime A Shares for the six months ended April 30, 2002 (unaudited) and the years ended October 31, 2001, 2000 and 1999 was $0.00(3), $(0.03), $(0.09)(2) and $(0.04),
     respectively. Net investment income (loss) per share before reimbursement/ waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Prime B Shares for the six months ended April 30, 2002 (unaudited) and the years ended October 31, 2001, 2000 and 1999 was $(0.11), $(0.20), $(0.34)(2) and $(0.14), respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       92,93

LARGE CAP GROWTH FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                      INCOME FROM INVESTMENT OPERATIONS             LESS DISTRIBUTIONS
                                   -------------------------------------  --------------------------------------
                                                   NET
                         NET           NET     REALIZED AND              DISTRIBUTIONS  DISTRIBUTIONS
                     ASSET VALUE,  INVESTMENT   UNREALIZED   TOTAL FROM    FROM NET         FROM                     NET INCREASE
                       BEGINNING     INCOME   GAIN (LOSS)ON  INVESTMENT   INVESTMENT    NET REALIZED      TOTAL    (DECREASE) IN NET
                       OF PERIOD    (LOSS)(B)   INVESTMENTS  OPERATIONS     INCOME      CAPITAL GAINS  DISTRIBUTIONS  ASSET VALUE
                     ------------  -----------  -----------  ----------  -----------    -------------  -------------  -----------
 RETAIL A
 04/30/02 (unaudited)  $7.50     $(0.03)(4)     $  0.05     $  0.02        $  --          $   --         $    --        $  0.02
 10/31/01(1)           11.11      (0.03)(4)       (3.58)      (3.61)          --              --              --          (3.61)
 12/31/00              14.15         --           (1.63)      (1.63)          --           (1.41)          (1.41)         (3.04)
 12/31/99              11.52      (0.07)           5.30        5.23           --           (2.60)          (2.60)          2.63
 12/31/98               9.25         --            2.73        2.73           --           (0.46)          (0.46)          2.27
 12/31/97(2)           10.00      (0.01)           1.24        1.23           --           (1.98)          (1.98)         (0.75)

 RETAIL B
 04/30/02 (unaudited)   7.23      (0.05)(4)        0.04       (0.01)           --             --              --          (0.01)
 10/31/01(1)           10.76      (0.09)(4)       (3.44)      (3.53)          --              --              --          (3.53)
 12/31/00              13.86      (0.05)          (1.64)      (1.69)          --           (1.41)          (1.41)         (3.10)
 12/31/99              11.41      (0.10)           5.15        5.05           --           (2.60)          (2.60)          2.45
 12/31/98               9.18      (0.03)           2.72        2.69           --           (0.46)          (0.46)          2.23
 12/31/97(3)           10.41      (0.02)           0.77        0.75           --           (1.98)          (1.98)         (1.23)

 TRUST
 04/30/02 (unaudited)   7.66      (0.01)(4)        0.04        0.03           --              --              --           0.03
 10/31/01(1)           11.30      (0.01)(4)       (3.63)      (3.64)          --              --              --          (3.64)
 12/31/00              14.34         --           (1.63)      (1.63)          --           (1.41)          (1.41)         (3.04)
 12/31/99              11.61      (0.04)           5.37        5.33           --           (2.60)          (2.60)          2.73
 12/31/98               9.24         --            2.83        2.83           --           (0.46)          (0.46)          2.37
 12/31/97(2)           10.00       0.01            1.22        1.23        (0.01)          (1.98)          (1.99)         (0.76)







                                                                        RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                                      -------------------------------------------------

                                                                       RATIO OF NET       RATIO OF        RATIO OF
                                                                        INVESTMENT        OPERATING       OPERATING
                                                                          INCOME          EXPENSES        EXPENSES
                                                        NET ASSETS,      INCLUDING        INCLUDING       EXCLUDING
                     NET ASSET VALUE,                  END OF PERIOD  REIMBURSEMENT/   REIMBURSEMENT/  REIMBURSEMENT/    PORTFOLIO
                       END OF PERIOD   TOTAL RETURN(A)   (IN 000S)        WAIVER           WAIVER          WAIVER      TURNOVER RATE
                      ---------------  --------------  -------------  ---------------- --------------  --------------- -------------
RETAIL A
 04/30/02 (unaudited)    $   7.52            0.27%**     $ 4,183           (0.62)%*          1.40%*           1.67%*         15%**
 10/31/01(1)                 7.50          (32.49)%**      4,665           (0.42)%*          1.26%*           1.36%*         39%**
 12/31/00                   11.11          (12.02)%        7,869           (0.55)%           1.25%            1.33%          80%
 12/31/99                   14.15           49.12%         5,376           (0.56)%           1.19%            1.31%          65%
 12/31/98                   11.52           30.69%         3,634           (0.41)%           1.05%            1.32%          88%
 12/31/97(2)                 9.25           14.13%*          432           (0.28)%*          1.05%*           1.32%*        115%

 RETAIL B
 04/30/02 (unaudited)        7.22           (0.14)%**     22,142           (1.37)%*          2.15%*           2.43%*         15%**
 10/31/01(1)                 7.23          (32.81)%**     23,925           (1.16)%*          2.00%*           2.14%*         39%**
 12/31/00                   10.76          (12.71)%       43,206           (1.30)%           2.00%            2.08%          80%
 12/31/99                   13.86           47.97%        23,446           (1.32)%           1.97%            2.07%          65%
 12/31/98                   11.41           30.47%         6,061           (1.16)%           1.80%            2.08%          88%
 12/31/97(3)                 9.18           13.01%*          357           (1.08)%*          1.80%*           2.09%*        115%

 TRUST
 04/30/02 (unaudited)        7.69            0.39%**     139,857           (0.15)%*          0.93%*           0.94%*         15%**
 10/31/01(1)                 7.66          (32.21)%**    160,512           (0.14)%*          0.98%*           1.06%*         39%**
 12/31/00                   11.30          (11.86)%      259,434           (0.31)%           1.00%            1.07%          80%
 12/31/99                   14.34           49.62%       289,471           (0.31)%           0.94%            1.06%          65%
 12/31/98                   11.61           31.81%       199,975           (0.15)%           0.80%            1.06%          88%
 12/31/97(2)                 9.24           14.17%*      177,801            0.07%*           0.80%*           1.07%*        115%


---------------------------------
*    Annualized
**   Not Annualized
(1) The Fund commenced operations on February 3, 1997 as a separate portfolio (the "Predecessor Pillar Fund") of The Pillar Funds. On August 27, 2001, the Predecessor Pillar Fund was reorganized as a new portfolio of the Trust. Prior to the reorganization, the Predecessor Pillar Fund offered and sold three series of shares, Class A Shares, Class B Shares and Class I Shares, that were similar to the Fund's Retail A Shares, Retail B Shares and Trust Shares, respectively. In connection with the reorganization, shareholders of the Predecessor Pillar Fund exchanged their Class A Shares, Class B Shares and Class I Shares for Retail A Shares, Retail B Shares and Trust Shares, respectively, of the Galaxy Large Cap Growth Fund.
(2) The Predecessor Pillar Fund began offering Class A Shares and Class I Shares on February 3, 1997.
(3)  The Predecessor Pillar Fund began offering Class B Shares on May 21, 1997.
(4) The selected per share data was calculated using the weighted average shares outstanding method for the period.
(A) Calculation does not include the effect of any sales charges for Retail A Shares and Retail B shares.
(B) Net investment (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the six months ended April 30, 2002 (unaudited) and the period ended October 31, 2001 was $(0.04)(4) and $(0.04)(4), respectively. Net investment (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail B Shares for the six months ended April 30, 2002 (unaudited) and the period ended October 31, 2001 was $(0.02)(4) and $(0.11)(4), respectively. Net investment (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Trust Shares for the six months ended April 30, 2002 (unaudited) and the period ended October 31, 2001 was $(0.06)(4) and $(0.02)(4), respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      94, 95

GROWTH FUND II

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                        INCOME FROM INVESTMENT OPERATIONS                      LESS DISTRIBUTIONS
                                     -------------------------------------  --------------------------------------------------------
                                                      NET
                           NET           NET      REALIZED AND             DISTRIBUTIONS DISTRIBUTIONS  DISTRIBUTIONS
                       ASSET VALUE,  INVESTMENT    UNREALIZED   TOTAL FROM    FROM NET     FROM NET      IN EXCESS OF
                         BEGINNING     INCOME    GAIN (LOSS) ON INVESTMENT   INVESTMENT    REALIZED      NET REALIZED      TOTAL
                         OF PERIOD    (LOSS)(B)    INVESTMENTS  OPERATIONS     INCOME    CAPITAL GAINS  CAPITAL GAINS  DISTRIBUTIONS
                       ------------  -----------  -----------  -----------  -----------  -------------  -------------  -------------
 RETAIL A
 04/30/02 (unaudited)    $   9.10     $ (0.04)(3)   $   0.53    $   0.49       $  --         $  --          $--            $  --
 10/31/01                   14.68       (0.07)(3)      (4.23)      (4.30)         --         (1.28)          --(4)         (1.28)
 10/31/00(1)                13.47       (0.04)(3)       1.25        1.21          --            --           --               --

 RETAIL B
 04/30/02 (unaudited)        9.02       (0.08)(3)       0.53        0.45          --            --           --               --
 10/31/01                   14.68       (0.15)(3)      (4.23)      (4.38)         --         (1.28)          --(4)         (1.28)
 10/31/00(1)                13.47       (0.03)(3)       1.24        1.21          --            --           --               --

 TRUST
 04/30/02 (unaudited)        9.15       (0.03)(3)       0.55        0.52          --            --           --               --
 10/31/01                   14.71       (0.04)(3)      (4.24)      (4.28)         --         (1.28)          --(4)         (1.28)
 10/31/00(2)                12.72       (0.02)(3)       2.01        1.99          --            --           --               --
 05/31/00                   12.06       (0.06)          8.72        8.66          --         (8.00)          --            (8.00)
 05/31/99                   12.93       (0.08)         (0.41)      (0.49)         --         (0.38)          --            (0.38)
 05/31/98                   12.20       (0.05)          1.59        1.54          --         (0.81)          --            (0.81)
 05/31/97                   11.27        0.02           0.96        0.98       (0.05)           --           --            (0.05)




                                                                                       RATIOS TO AVERAGE NET ASSETS/
                                                                                              SUPPLEMENTAL DATA
                                                                                      ---------------------------------

                                                                                         RATIO OF NET      RATIO OF
                                                                                          INVESTMENT       OPERATING
                                                                                         INCOME (LOSS)     EXPENSES
                       NET INCREASE                                       NET ASSETS,      INCLUDING       INCLUDING
                     (DECREASE) IN NET NET ASSET VALUE,                  END OF PERIOD   REIMBURSEMENT/  REIMBURSEMENT/
                        ASSET VALUE     END OF PERIOD   TOTAL RETURN(A)    (IN 000S)        WAIVER          WAIVER
                      --------------   ---------------  --------------   --------------  -------------   --------------
 RETAIL A
 04/30/02 (unaudited)     $ 0.49         $ 9.59            5.38%**          $37,725         (0.99)%*         1.34%*
 10/31/01                  (5.58)          9.10          (30.96)%            37,611         (0.75)%          1.22%
 10/31/00(1)                1.21          14.68            8.91%**            1,638         (0.65)%*         1.23%*

 RETAIL B
 04/30/02 (unaudited)       0.45           9.47            4.99%**            1,030         (1.79)%*         2.14%*
 10/31/01                  (5.66)          9.02          (31.46)%               911         (1.45)%          1.92%
 10/31/00(1)                1.21          14.68            8.76%**              688         (1.29)%*         1.87%*

 TRUST
 04/30/02 (unaudited)       0.52           9.67            5.68%**           51,363         (0.59)%*         0.94%*
 10/31/01                  (5.56)          9.15          (30.79)%            61,350         (0.40)%          0.87%
 10/31/00(2)                1.99          14.71           15.64%**           90,451         (0.30)%*         0.88%*
 05/31/00                   0.66          12.72           65.97%            185,556         (0.33)%          0.88%
 05/31/99                  (0.87)         12.06           (3.54)%           185,476         (0.39)%          0.93%
 05/31/98                   0.73          12.93           12.64%            257,550         (0.35)%          0.91%
 05/31/97                   0.93          12.20            8.77%            261,487          0.17%           0.77%


               RATIOS TO AVERAGE NET ASSETS
                    /SUPPLEMENTAL DATA
               ----------------------------
                         RATIO OF
                        OPERATING
                        EXPENSES
                        EXCLUDING
                      REIMBURSEMENT/    PORTFOLIO
                         WAIVER       TURNOVER RATE
                      --------------  -------------
 RETAIL A
 04/30/02 (unaudited)     1.43%*          22%**
 10/31/01                 1.45%           51%
 10/31/00(1)              1.35%*          28%**

 RETAIL B
 04/30/02 (unaudited)     2.38%*          22%**
 10/31/01                 2.46%           51%
 10/31/00(1)              2.25%*          28%**

 TRUST
 04/30/02 (unaudited)     0.98%*          22%**
 10/31/01                 1.00%           51%
 10/31/00(2)              0.99%*          28%**
 05/31/00                 1.13%           79%
 05/31/99                 1.18%           61%
 05/31/98                 1.16%           49%
 05/31/97                 1.15%           57%


-----------------------------------
*    Annualized
**   Not Annualized
(1)  The Fund began offering Retail A Shares and Retail B Shares on June 26,
     2000.
(2) The Fund commenced operations on March 28, 1996 as a separate portfolio (the "Predecessor Boston 1784 Fund") of the Boston 1784 Funds. On June 26, 2000, the Predecessor Boston 1784 Fund was reorganized as a new portfolio of the Trust. Prior to the reorganization, the Predecessor Boston 1784 Fund offered and sold one series of shares. In connection with the reorganization, shareholders of the Predecessor Boston 1784 Fund exchanged their shares for Trust Shares or BKB Shares of the Galaxy Growth Fund II. Shareholders of the Predecessor Boston 1784 Fund who purchased their shares through an investment management, trust, custody or other agency relationship with BankBoston, N.A. received Trust Shares of the Fund. Shareholders of the Predecessor Boston 1784 Fund who purchased their shares other than through an investment management, trust, custody or other agency relationship with BankBoston, N.A. received BKB Shares of the Fund. On June 26, 2001, BKB Shares converted into Retail A Shares.
(3) The selected per share data was calculated using the weighted average shares outstanding method for the period.
(4) Distributions in excess of net realized capital gains per share were less than $0.005.
(A) Calculation does not include the effect of any sales charges for Retail A Shares and Retail B Shares.
(B) Net investment (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the six months ended April 30, 2002 (unaudited), the year ended October 31, 2001 and the period ended October 31, 2000 was $(0.05)(3), $(0.10)(3) and $(0.04)(3), respectively. Net investment (loss)
     per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail B Shares for the six months ended April 30, 2002 (unaudited), the year ended October 31, 2001 and the period ended October 31, 2000 was $(0.09)(3), $(0.21)(3) and
     $(0.03)(3), respectively. Net investment (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Trust Shares for the six months ended April 30, 2002 (unaudited), the year ended October 31, 2001 and the period ended October 31, 2000 was $(0.03)(3), $(0.06)(3) and $(0.02)(3),
     respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                     96, 97

SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                        INCOME FROM INVESTMENT OPERATIONS                    LESS DISTRIBUTIONS
                                     -------------------------------------  ---------------------------------------------------


                                                      NET                                 DISTRIBUTIONS
                           NET           NET      REALIZED AND             DISTRIBUTIONS    IN EXCESS   DISTRIBUTIONS
                       ASSET VALUE,  INVESTMENT    UNREALIZED   TOTAL FROM    FROM NET       OF NET        FROM NET
                         BEGINNING     INCOME    GAIN (LOSS) ON INVESTMENT   INVESTMENT    INVESTMENT      REALIZED        TOTAL
                         OF PERIOD    (LOSS)(B)    INVESTMENTS  OPERATIONS     INCOME        INCOME     CAPITAL GAINS  DISTRIBUTIONS
                       ------------  -----------  ------------  ----------  -----------   ------------  -------------  -------------
 RETAIL A
 04/30/02 (unaudited)   $  13.96     $ (0.02)(1)     $ 3.45      $  3.43      $    --          $--        $  (1.31)     $  (1.31)
 10/31/01                  14.25          --(1)(3)     1.59         1.59        (0.01)          --           (1.87)        (1.88)
 10/31/00                  12.98        0.01(1)        2.63         2.64        (0.01)          --           (1.36)        (1.37)
 10/31/99                  13.53        0.02           0.73         0.75        (0.03)          --           (1.27)        (1.30)
 10/31/98                  18.29        0.08          (2.08)       (2.00)       (0.08)          --           (2.68)        (2.76)
 10/31/97                  14.75       (0.04)(1)       5.72         5.68           --           --           (2.14)        (2.14)

 RETAIL B
 04/30/02 (unaudited)      13.72       (0.07)(1)       3.38         3.31           --           --           (1.31)        (1.31)
 10/31/01                  14.13       (0.11)(1)       1.57         1.46           --           --           (1.87)        (1.87)
 10/31/00                  12.96       (0.10)(1)       2.63         2.53           --           --           (1.36)        (1.36)
 10/31/99(2)               13.59       (0.04)          0.68         0.64           --           --           (1.27)        (1.27)

 TRUST
 04/30/02 (unaudited)      14.11        0.01(1)        3.50         3.51        (0.01)          --           (1.31)        (1.32)
 10/31/01                  14.38        0.07(1)        1.60         1.67        (0.07)          --           (1.87)        (1.94)
 10/31/00                  13.07        0.08(1)        2.65         2.73        (0.06)          --           (1.36)        (1.42)
 10/31/99                  13.61        0.05           0.74         0.79        (0.06)          --           (1.27)        (1.33)
 10/31/98                  18.37        0.11          (2.06)       (1.95)       (0.13)          --           (2.68)        (2.81)
 10/31/97                  14.76        0.01(1)        5.74         5.75           --           --           (2.14)        (2.14)

 PRIME A
 04/30/02 (unaudited)      14.05       (0.02)(1)       3.47         3.45           --           --           (1.31)        (1.31)
 10/31/01                  14.33        0.02(1)        1.61         1.63        (0.04)          --           (1.87)        (1.91)
 10/31/00                  13.04        0.05(1)        2.64         2.69        (0.04)          --           (1.36)        (1.40)
 10/31/99(2)               13.59        0.03           0.73         0.76        (0.04)          --           (1.27)        (1.31)

 PRIME B
 04/30/02 (unaudited)      13.82       (0.07)(1)       3.40         3.33           --           --           (1.31)        (1.31)
 10/31/01                  14.19       (0.10)(1)       1.60         1.50           --           --           (1.87)        (1.87)
 10/31/00                  12.98       (0.05)(1)       2.62         2.57           --           --           (1.36)        (1.36)
 10/31/99(2)               13.59       (0.05)          0.71         0.66           --           --           (1.27)        (1.27)





                                                                                          RATIOS TO AVERAGE NET ASSETS/
                                                                                                SUPPLEMENTAL DATA
                                                                                         --------------------------------

                                                                                            RATIO OF NET      RATIO OF
                                                                                             INVESTMENT       OPERATING
                                                                                            INCOME (LOSS)     EXPENSES
                          NET INCREASE                                        NET ASSETS,      INCLUDING       INCLUDING
                        (DECREASE) IN NET  NET ASSET VALUE,                  END OF PERIOD  REIMBURSEMENT/  REIMBURSEMENT/
                           ASSET VALUE      END OF PERIOD   TOTAL RETURN(A)    (IN 000S)        WAIVER          WAIVER
                         --------------    ---------------  --------------   -------------  --------------  -------------
 RETAIL A
 04/30/02 (unaudited)       $  2.12           $  16.08           25.89%**       $139,854          (0.27)%*      1.36%*
 10/31/01                     (0.29)             13.96           12.66%          100,159          (0.02)%       1.42%
 10/31/00                      1.27              14.25           21.96%           87,457           0.08%        1.44%
 10/31/99                     (0.55)             12.98            5.68%           80,870           0.13%        1.31%
 10/31/98                     (4.76)             13.53          (12.52)%          87,781           0.38%        1.31%
 10/31/97                      3.54              18.29           43.58%           63,658          (0.25)%       1.30%

 RETAIL B
 04/30/02 (unaudited)          2.00              15.72           25.44%**          9,605          (1.02)%*      2.11%*
 10/31/01                     (0.41)             13.72           11.73%            5,278          (0.80)%       2.21%
 10/31/00                      1.17              14.13           21.06%            2,838          (0.71)%       2.23%
 10/31/99(2)                  (0.63)             12.96            4.80%            1,637          (0.66)%       2.10%

 TRUST
 04/30/02 (unaudited)          2.19              16.30           26.23%**        572,324           0.19%*       0.90%*
 10/31/01                     (0.27)             14.11           13.20%          425,687           0.48%        0.92%
 10/31/00                      1.31              14.38           22.62%          332,703           0.58%        0.94%
 10/31/99                     (0.54)             13.07            6.02%          255,268           0.47%        0.97%
 10/31/98                     (4.76)             13.61          (12.07)%         202,385           0.73%        0.96%
 10/31/97                      3.61              18.37           44.08%          189,257           0.09%        0.96%

 PRIME A
 04/30/02 (unaudited)          2.14              16.19           25.86%**            174          (0.20)%*      1.29%*
 10/31/01                     (0.28)             14.05           12.87%              168           0.17%        1.23%
 10/31/00                      1.29              14.33           22.26%              189           0.36%        1.16%
 10/31/99(2)                  (0.55)             13.04            5.80%              175           0.26%        1.18%

 PRIME B
 04/30/02 (unaudited)          2.02              15.84           25.40%**            267          (1.02)%*      2.11%*
 10/31/01                     (0.37)             13.82           11.91%              198          (0.68)%       2.08%
 10/31/00                      1.21              14.19           21.46%              170          (0.41)%       1.93%
 10/31/99(2)                  (0.61)             12.98            4.96%              190          (0.49)%       1.93%




                    RATIOS TO AVERAGE NET ASSETS
                        /SUPPLEMENTAL DATA
                        ------------------
                           RATIO OF
                           OPERATING
                           EXPENSES
                            EXCLUDING
                         REIMBURSEMENT/     PORTFOLIO
                             WAIVER       TURNOVER RATE
                         --------------   -------------
 RETAIL A
 04/30/02 (unaudited)        1.37%*           16%**
 10/31/01                    1.42%            46%
 10/31/00                    1.55%            43%
 10/31/99                    1.59%            42%
 10/31/98                    1.45%            33%
 10/31/97                    1.52%            52%

 RETAIL B
 04/30/02 (unaudited)        2.12%*           16%**
 10/31/01                    2.21%            46%
 10/31/00                    2.41%            43%
 10/31/99(2)                 2.88%            42%

 TRUST
 04/30/02 (unaudited)        0.91%*           16%**
 10/31/01                    0.92%            46%
 10/31/00                    0.94%            43%
 10/31/99                    0.97%            42%
 10/31/98                    0.96%            33%
 10/31/97                    0.96%            52%

 PRIME A
 04/30/02 (unaudited)        1.30%*           16%**
 10/31/01                    1.27%            46%
 10/31/00                    1.32%            43%
 10/31/99(2)                 1.40%            42%

 PRIME B
 04/30/02 (unaudited)        2.11%*           16%**
 10/31/01                    2.15%            46%
 10/31/00                    2.46%            43%
 10/31/99(2)                 2.49%            42%

------------------------------------------------
*    Annualized
**   Not annualized
(1) The selected per share data was calculated using the weighted average shares outstanding method for the periods indicated.
(2) The Fund began issuing Retail B Shares, Prime A Shares and Prime B Shares on November 1, 1998.
(3)  Net investment income per share was less than $0.005.
(A) Calculation does not include the effect of any sales charges for Retail A Shares, Retail B Shares, Prime A Shares and Prime B Shares.
(B) Net investment income (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the six months ended April 30, 2002 (unaudited) and the years ended October 31, 2001, 2000, 1999, 1998 and 1997 was $(0.02)(1),
     $0.00(1), $0.00(1), $(0.02), $0.05 and $(0.02)(1), respectively. Net investment income (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail B Shares for the six months ended April 30, 2002 (unaudited) and the years ended October 31, 2001, 2000 and 1999 was $(0.07)(1), $0.07(1),
     $(0.12)(1) and $(0.09), respectively. Net investment income (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Trust Shares for the six months ended April 30, 2002 (unaudited) and the years ended October 31, 2001, 2000, 1999, 1998 and 1997 was $0.01(1), $(0.11)(1), $0.08(1), $0.05, $0.11
     and $0.05(1), respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Prime A Shares for the six months ended April 30, 2002 (unaudited) and the years ended October 31, 2001, 2000 and 1999 was $(0.02)(1), $0.02(1), $0.03(1) and $0.00, respectively. Net investment (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Prime B Shares for the six months ended April 30, 2002 (unaudited) and the years ended October 31, 2001, 2000 and 1999 was $(0.04)(1), $(0.11)(1),
     $(0.13)(1) and $(0.10), respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                      98,99

SMALL COMPANY EQUITY FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                      INCOME FROM INVESTMENT OPERATIONS             LESS DISTRIBUTIONS
                                   -------------------------------------  --------------------------------------
                                                   NET
                         NET           NET     REALIZED AND              DISTRIBUTIONS  DISTRIBUTIONS
                     ASSET VALUE,  INVESTMENT   UNREALIZED   TOTAL FROM    FROM NET         FROM                     NET INCREASE
                       BEGINNING     INCOME   GAIN (LOSS)ON  INVESTMENT   INVESTMENT    NET REALIZED      TOTAL    (DECREASE) IN NET
                       OF PERIOD    (LOSS)(B)   INVESTMENTS  OPERATIONS     INCOME      CAPITAL GAINS  DISTRIBUTIONS  ASSET VALUE
                     ------------  -----------  -----------  ----------  -----------    -------------  -------------  -----------
 RETAIL A
 04/30/02 (unaudited)  $  14.95     $  (0.10)    $   1.07      $   0.97     $  --          $--           $  --        $  0.97
 10/31/01                 21.75        (0.17)       (3.23)        (3.40)       (3.40)       --(1)        (3.40)         (6.80)
 10/31/00                 15.66        (0.22)        6.31          6.09        --           --              --           6.09
 10/31/99                 13.63        (0.23)        2.26          2.03        --           --              --           2.03
 10/31/98                 20.94        (0.19)       (4.86)        (5.05)       (2.26)       --           (2.26)         (7.31)
 10/31/97                 19.96        (0.18)        3.54          3.36        (2.38)       --           (2.38)          0.98

 RETAIL B
 04/30/02 (unaudited)     14.30        (0.15)        1.01          0.86        --           --              --           0.86
 10/31/01                 21.10        (0.25)       (3.15)        (3.40)       (3.40)       --(1)        (3.40)         (6.80)
 10/31/00                 15.31        (0.37)        6.16          5.79        --           --              --           5.79
 10/31/99                 13.39        (0.34)        2.26          1.92        --           --              --           1.92
 10/31/98                 20.73        (0.30)       (4.78)        (5.08)       (2.26)       --           (2.26)         (7.34)
 10/31/97                 19.91        (0.21)        3.41          3.20        (2.38)       --           (2.38)          0.82

 TRUST
 04/30/02 (unaudited)     15.63        (0.06)        1.11          1.05        --           --              --           1.05
 10/31/01                 22.48        (0.10)       (3.35)        (3.45)       (3.40)       --(1)        (3.40)         (6.85)
 10/31/00                 16.13        (0.12)        6.47          6.35        --           --              --           6.35
 10/31/99                 13.96        (0.16)        2.33          2.17        --           --              --           2.17
 10/31/98                 21.32        (0.14)       (4.96)        (5.10)       (2.26)       --           (2.26)         (7.36)
 10/31/97                 20.20        (0.11)        3.61          3.50        (2.38)       --           (2.38)          1.12




                                                                        RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                                      -------------------------------------------------

                                                                       RATIO OF NET       RATIO OF        RATIO OF
                                                                        INVESTMENT        OPERATING       OPERATING
                                                                          INCOME          EXPENSES        EXPENSES
                                                        NET ASSETS,      INCLUDING        INCLUDING       EXCLUDING
                     NET ASSET VALUE,                  END OF PERIOD  REIMBURSEMENT/   REIMBURSEMENT/  REIMBURSEMENT/    PORTFOLIO
                       END OF PERIOD   TOTAL RETURN(A)   (IN 000S)        WAIVER           WAIVER          WAIVER      TURNOVER RATE
                      ---------------  --------------  -------------  ---------------- --------------  --------------- -------------
RETAIL A
04/30/02 (unaudited)   $   15.92            6.49%**      $87,094           (1.12)%*          1.45%*           1.45%*         43%**
10/31/01                   14.95          (17.03)%        84,332           (0.91)%           1.42%            1.42%          75%
10/31/00                   21.75           38.89%        125,427           (0.99)%           1.44%            1.44%          91%
10/31/99                   15.66           14.89%         87,921           (1.41)%           1.53%            1.54%         105%
10/31/98                   13.63          (26.26)%        95,831           (1.13)%           1.46%            1.47%          78%
10/31/97                   20.94           19.08%        135,593           (1.02)%           1.46%            1.48%          69%

RETAIL B
04/30/02 (unaudited)       15.16            6.01%**       15,898           (1.93)%*          2.26%*           2.26%*         43%**
10/31/01                   14.30          (17.66)%        15,190           (1.74)%           2.25%            2.25%          75%
10/31/00                   21.10           37.82%         18,936           (1.79)%           2.24%            2.25%          91%
10/31/99                   15.31           14.34%         12,212           (2.04)%           2.16%            2.32%         105%
10/31/98                   13.39          (26.72)%        12,565           (1.78)%           2.11%            2.16%          78%
10/31/97                   20.73           18.23%         14,731           (1.76)%           2.20%            2.44%          69%

TRUST
04/30/02 (unaudited)       16.68            6.65%**      336,480           (0.68)%*          1.01%*           1.01%*         43%**
10/31/01                   15.63          (16.63)%       318,414           (0.52)%           1.03%            1.03%          75%
10/31/00                   22.48           39.43%        422,579           (0.58)%           1.03%            1.03%          91%
10/31/99                   16.13           15.54%        233,326           (1.00)%           1.12%            1.12%         105%
10/31/98                   13.96          (26.00)%       222,675           (0.76)%           1.09%            1.09%          78%
10/31/97                   21.32           19.59%        310,751           (0.65)%           1.09%            1.12%          69%


-----------------------------------------
*    Annualized
**   Not annualized
(1) Distributions in excess of net realized capital gains per share were less than $0.005.
(A) Calculation does not include the effect of any sales charges for Retail A Shares and Retail B shares.
(B) Net investment (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the six months ended April 30, 2002 (unaudited) and the years ended October 31, 2001, 2000, 1999, 1998 and 1997 was $(0.10),
     $(0.17), $(0.22), $(0.23), $(0.19) and $(0.18), respectively. Net investment (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail B Shares for the six months ended April 30, 2002 (unaudited) and the years ended October 31, 2001, 2000, 1999, 1998 and 1997 was $(0.15),
     $(0.25), $(0.38), $(0.37), $(0.30) and $(0.24), respectively. Net investment (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Trust Shares for the six months ended April 30, 2002 (unaudited) and the years ended October 31, 2001, 2000, 1999, 1998 and 1997 was $(0.06), $(0.10),
     $(0.12), $(0.16), $(0.14) and $(0.11), respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                     100,101

INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                      INCOME FROM INVESTMENT OPERATIONS             LESS DISTRIBUTIONS
                                   -------------------------------------  --------------------------------------
                                                   NET
                         NET           NET     REALIZED AND              DISTRIBUTIONS  DISTRIBUTIONS
                     ASSET VALUE,  INVESTMENT   UNREALIZED   TOTAL FROM    FROM NET         FROM                     NET INCREASE
                       BEGINNING     INCOME   GAIN (LOSS)ON  INVESTMENT   INVESTMENT    NET REALIZED      TOTAL    (DECREASE) IN NET
                       OF PERIOD    (LOSS)(B)   INVESTMENTS  OPERATIONS     INCOME      CAPITAL GAINS  DISTRIBUTIONS  ASSET VALUE
                     ------------  -----------  -----------  ----------  -----------    -------------  -------------  -----------
 RETAIL A
 04/30/02 (unaudited) $  11.16       $   --      $  0.82      $   0.82     $  (0.20)       $    --       $  (0.20)     $   0.62
 10/31/01                19.44         0.03        (5.75)        (5.72)       (0.28)         (2.28)         (2.56)        (8.28)
 10/31/00                20.86         0.41(2)     (0.59)        (0.18)       (0.05)         (1.19)         (1.24)        (1.42)
 10/31/99                16.75         0.01(2)      4.72          4.73        (0.05)         (0.57)         (0.62)         4.11
 10/31/98                15.18         0.07         1.93          2.00        (0.07)         (0.36)         (0.43)         1.57
 10/31/97                13.94         0.01         2.09          2.10        (0.18)         (0.68)         (0.86)         1.24

 RETAIL B
 04/30/02 (unaudited)    11.04        (0.07)        0.83          0.76        (0.08)            --          (0.08)         0.68
 10/31/01                19.28        (0.10)       (5.72)        (5.82)       (0.14)         (2.28)         (2.42)        (8.24)
 10/31/00                20.80         0.22(2)     (0.55)        (0.33)          --          (1.19)         (1.19)        (1.52)
 10/31/99(1)             16.85        (0.09)(2)     4.74          4.65        (0.13)         (0.57)         (0.70)         3.95

 TRUST
 04/30/02 (unaudited)    11.36         0.03         0.83          0.86        (0.25)            --          (0.25)         0.61
 10/31/01                19.74         0.07        (5.82)        (5.75)       (0.35)         (2.28)         (2.63)        (8.38)
 10/31/00                21.18         0.51(2)     (0.60)        (0.09)       (0.16)         (1.19)         (1.35)        (1.44)
 10/31/99                17.00         0.10(2)      4.80          4.90        (0.15)         (0.57)         (0.72)         4.18
 10/31/98                15.33         0.14         1.98          2.12        (0.09)         (0.36)         (0.45)         1.67
 10/31/97                14.01         0.08         2.12          2.20        (0.20)         (0.68)         (0.88)         1.32

 PRIME A
 04/30/02 (unaudited)    11.19        (0.02)        0.83          0.81        (0.18)            --          (0.18)         0.63
 10/31/01                19.53        (0.02)       (5.73)        (5.75)       (0.31)         (2.28)         (2.59)        (8.34)
 10/31/00                20.98         0.46(2)     (0.60)        (0.14)       (0.12)         (1.19)         (1.31)        (1.45)
 10/31/99(1)             16.85         0.06(2)      4.79          4.85        (0.15)         (0.57)         (0.72)         4.13

 PRIME B
 04/30/02 (unaudited)    11.11        (0.04)        0.82          0.78        (0.13)            --          (0.13)         0.65
 10/31/01                19.37        (0.08)       (5.71)        (5.79)       (0.19)         (2.28)         (2.47)        (8.26)
 10/31/00                20.85         0.29(2)     (0.58)        (0.29)          --          (1.19)         (1.19)        (1.48)
 10/31/99(1)             16.85        (0.08)(2)     4.78          4.70        (0.13)         (0.57)         (0.70)         4.00





                                                                        RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                                      -------------------------------------------------

                                                                       RATIO OF NET       RATIO OF        RATIO OF
                                                                        INVESTMENT        OPERATING       OPERATING
                                                                          INCOME          EXPENSES        EXPENSES
                                                        NET ASSETS,      INCLUDING        INCLUDING       EXCLUDING
                     NET ASSET VALUE,                  END OF PERIOD  REIMBURSEMENT/   REIMBURSEMENT/  REIMBURSEMENT/    PORTFOLIO
                       END OF PERIOD   TOTAL RETURN(A)   (IN 000S)        WAIVER           WAIVER          WAIVER      TURNOVER RATE
                      ---------------  --------------  -------------  ---------------- --------------  --------------- -------------
RETAIL A
04/30/02 (unaudited)    $   11.78            7.41%**     $ 70,516           (0.13)%*          1.40%*           1.77%*         46%**
10/31/01                    11.16          (33.35)%        65,749            0.11%            1.34%            1.64%          60%
10/31/00                    19.44           (1.49)%       120,351            1.83%            1.32%            1.57%          50%
10/31/99                    20.86           29.04%         89,327            0.03%            1.48%            1.73%          45%
10/31/98                    16.75           13.64%         66,541            0.39%            1.48%            1.73%          49%
10/31/97                    15.18           15.88%         56,592            0.03%            1.60%            1.85%          45%

RETAIL B
04/30/02 (unaudited)        11.72            6.77%**        7,040           (1.20)%*          2.47%*           2.97%*         46%**
10/31/01                    11.04          (33.95)%         6,988           (0.89)%           2.34%            2.66%          60%
10/31/00                    19.28           (2.22)%         8,297            1.02%            2.14%            2.64%          50%
10/31/99(1)                 20.80           28.41%          2,189           (0.45)%           1.96%            2.70%          45%

TRUST
04/30/02 (unaudited)        11.97            7.57%**      502,340            0.35%*           0.92%*           1.20%*         46%**
10/31/01                    11.36          (33.00)%       524,704            0.55%            0.90%            1.16%          60%
10/31/00                    19.74           (1.08)%       912,555            2.28%            0.87%            1.12%          50%
10/31/99                    21.18           29.71%        501,776            0.54%            0.97%            1.22%          45%
10/31/98                    17.00           14.32%        345,692            0.91%            0.96%            1.21%          49%
10/31/97                    15.33           16.60%        265,124            0.57%            1.06%            1.32%          45%

PRIME A
04/30/02 (unaudited)        11.82            7.28%**           11           (0.38)%*          1.65%*           1.90%*         46%**
10/31/01                    11.19          (33.38)%             9            0.01%            1.44%            1.77%          60%
10/31/00                    19.53           (1.34)%            14            2.06%            1.10%            1.99%          50%
10/31/99(1)                 20.98           29.73%             12            0.34%            1.17%            2.03%          45%

PRIME B
04/30/02 (unaudited)        11.76            7.06%**          294           (0.69)%*          1.96%*           2.21%*         46%**
10/31/01                    11.11          (33.72)%           280           (0.46)%           1.91%            2.19%          60%
10/31/00                    19.37           (2.02)%           483            1.33%            1.83%            2.17%          50%
10/31/99(1)                 20.85           28.74%            458           (0.38)%           1.89%            2.27%          45%


---------------------------------------------
*    Annualized
**   Not Annualized
(1) The Fund began issuing Retail B Shares, Prime A Shares and Prime B Shares on November 1, 1998.
(2) The selected per share data was calculated using the weighted average shares outstanding method for the year.
(A) Calculation does not include the effect of any sales charges for Retail A Shares, Retail B Shares, Prime A Shares and Prime B Shares.
(B) Net investment income (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the six months ended April 30, 2002 (unaudited) and the years ended October 31, 2001, 2000, 1999, 1998 and 1997 was $0.00,
     $(0.05), $0.35(2), $(0.04)(2), $0.03 and $(0.01), respectively. Net investment income (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail B Shares for the six months ended April 30, 2002 (unaudited) and the years ended October 31, 2001, 2000 and 1999 was $(0.10), $(0.14), $0.11(2)
     and $(0.25)(2), respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Trust Shares for the six months ended April 30, 2002 (unaudited) and the years ended October 31, 2001, 2000, 1999, 1998 and 1997 was $0.01, $0.04, $0.45(2), $0.06(2), $0.10 and
     $0.04, respectively. Net investment income (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Prime A Shares for the six months ended April 30, 2002 (unaudited) and the years ended October 31, 2001, 2000 and 1999 was $(0.03), $0.41, $0.26(2) and $(0.09)(2), respectively. Net investment income (loss) per share before reimbursement/ waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Prime B Shares for the six months ended April 30, 2002 (unaudited) and the years ended October 31, 2001, 2000 and 1999 was $(0.06), $(0.13), $0.22(2)
     and $(0.16)(2), respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                     102,103

PAN ASIA FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                               INCOME FROM INVESTMENT OPERATIONS                      LESS DISTRIBUTIONS
                              ----------------------------------  ------------------------------------------------------
                                             NET
                    NET          NET     REALIZED AND            DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS                  NET
                ASSET VALUE, INVESTMENT   UNREALIZED  TOTAL FROM    FROM NET     FROM NET     IN EXCESS OF               (DECREASE)
                  BEGINNING    INCOME      (LOSS) ON  INVESTMENT   INVESTMENT    REALIZED     NET REALIZED     TOTAL       IN NET
                  OF PERIOD   (LOSS)(B)   INVESTMENTS OPERATIONS     INCOME    CAPITAL GAINS CAPITAL GAINS DISTRIBUTIONS ASSET VALUE
                  ---------   ---------   ----------- ----------  -----------  ------------- ------------- ------------- -----------
 RETAIL A
 04/30/02 (unaudited) $ 6.33   $ (0.03)(2)  $  1.33    $ 1.30       $  --            $--        $  --          $ --     $  1.30
 10/31/01               9.44     (0.01)       (3.00)    (3.01)         --          (0.10)          --(3)      (0.10)      (3.11)
 10/31/00(1)           10.00      0.02(2)     (0.58)    (0.56)         --             --           --            --       (0.56)

 RETAIL B
 04/30/02 (unaudited)   6.27     (0.06)(2)     1.32      1.26          --             --           --            --        1.26
 10/31/01               9.43     (0.08)       (2.98)    (3.06)         --          (0.10)          --(3)      (0.10)      (3.16)
 10/31/00(1)           10.00      0.01(2)     (0.58)    (0.57)         --             --           --            --       (0.57)

 TRUST
 04/30/02 (unaudited)   6.37     (0.02)(2)     1.32      1.30          --             --           --            --        1.30
 10/31/01               9.45      0.01        (2.99)    (2.98)         --          (0.10)          --(3)      (0.10)      (3.08)
 10/31/00(1)           10.00      0.02(2)     (0.57)    (0.55)         --             --           --            --       (0.55)

 PRIME A
 04/30/02 (unaudited)   6.34     (0.03)(2)     1.32      1.29          --             --           --            --        1.29
 10/31/01               9.45     (0.02)       (2.99)    (3.01)         --          (0.10)          --(3)      (0.10)      (3.11)
 10/31/00(1)            9.60      0.01(2)     (0.16)    (0.15)         --             --           --            --       (0.15)

 PRIME B
 04/30/02 (unaudited)   6.27     (0.05)(2)     1.31      1.26          --             --           --            --        1.26
 10/31/01               9.44     (0.08)       (2.99)    (3.07)         --          (0.10)          --(3)      (0.10)      (3.17)
 10/31/00(1)            9.60      0.01(2)     (0.17)    (0.16)         --             --           --            --       (0.16)




                                                                     RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                                   -------------------------------------------------

                                                                     RATIO OF NET       RATIO OF        RATIO OF
                                                                      INVESTMENT        OPERATING       OPERATING
                                                                     INCOME (LOSS)      EXPENSES        EXPENSES
                                                      NET ASSETS,      INCLUDING        INCLUDING       EXCLUDING
                  NET ASSET VALUE,                   END OF PERIOD  REIMBURSEMENT/   REIMBURSEMENT/  REIMBURSEMENT/     PORTFOLIO
                    END OF PERIOD   TOTAL RETURN(A)    (IN 000S)        WAIVER           WAIVER          WAIVER       TURNOVER RATE
                   ---------------  --------------   -------------  --------------   --------------  --------------   --------------

 RETAIL A
 04/30/02 (unaudited)    $   7.63       20.38%**       $  127           (0.88)%*          2.05%*          9.41%*        113%**
 10/31/01                    6.33      (32.19)%           178           (0.27)%           1.95%          10.21%         155%
 10/31/00(1)                 9.44       (5.60)%**         201            1.23%*           1.95%*          8.31%*         32%**

 RETAIL B
 04/30/02 (unaudited)        7.53       20.10%**           18           (1.61)%*          2.78%*          8.95%*        113%**
 10/31/01                    6.27      (32.69)%            13           (1.00)%           2.68%           9.64%         155%
 10/31/00(1)                 9.43       (5.80)%**          20            0.52%*           2.67%*          8.22%*         32%**

 TRUST
 04/30/02 (unaudited)        7.67       20.41%**        3,487           (0.46)%*          1.63%*          6.52%*        113%**
 10/31/01                    6.37      (31.77)%         2,941            0.13%            1.55%           7.38%         155%
 10/31/00(1)                 9.45       (5.60)%**       4,246            1.64%*           1.55%*          5.97%*         32%**

 PRIME A
 04/30/02 (unaudited)        7.63       20.35%**            2           (0.86)%*          2.03%*         16.92%*        113%**
 10/31/01                    6.34      (32.09)%             2           (0.27)%           1.95%          15.06%         155%
 10/31/00(1)                 9.45       (1.67)%**           2            1.23%*           1.95%*         44.37%*         32%**

 PRIME B
 04/30/02 (unaudited)        7.53       20.10%**            2           (1.64)%*          2.81%*         17.87%*        113%**
 10/31/01                    6.27      (32.76)%             2           (0.99)%           2.67%          15.82%         155%
 10/31/00(1)                 9.44       (1.77)%**           2            0.41%*           2.67%*         45.11%*         32%**


------------------------------------------
*    Annualized
**   Not Annualized
(1) The Fund began offering Retail A Shares, Retail B Shares and Trust Shares on September 1, 2000 and Prime A Shares and Prime B Shares on September 22, 2000.
(2) The selected per share data was calculated using the weighted average shares outstanding method for the period.
(3) Distributions in excess of net realized capital gains per share were less than $0.005.
(A) Calculation does not include the effect of any sales charges for Retail A Shares, Retail B Shares, Prime A Shares and Prime B Shares.
(B) Net investment (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the six months ended April 30, 2002 (unaudited), the year ended October 31, 2001 and the period ended October 31, 2000 was $(0.29)(2), $(0.31) and $(0.08)(2), respectively. Net investment (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail B Shares for the six months ended April 30, 2002 (unaudited), the year ended October 31, 2001 and the period ended October 31, 2000 was $(0.27)(2), $(0.63) and $(0.05)(2), respectively. Net investment (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Trust Shares for the six months ended April 30, 2002 (unaudited), the year ended October 31, 2001 and the period ended October 31, 2000 was $(0.19)(2), $(0.45) and $(0.04)(2),
     respectively. Net investment (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Prime A Shares for the six months ended April 30, 2002 (unaudited), the year ended October 31, 2001 and the period ended October 31, 2000 was $(0.55)(2), $(0.99) and $(0.39)(2), respectively. Net investment (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Prime B Shares for the six months ended April 30, 2002 (unaudited), the year ended October 31, 2001 and the period ended October 31, 2000 was $(0.58)(2), $(1.13) and $(0.40)(2), respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                     104,105

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


1.   ORGANIZATION

  The Galaxy Fund, a Massachusetts business trust (the "Trust" or "Galaxy"), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of the date of this report, the Trust offered forty managed investment portfolios. The accompanying financial statements and financial highlights are those of the Asset Allocation Fund, Equity Income Fund, Growth and Income Fund, Strategic Equity Fund, Equity Value Fund, Large Cap Value Fund (previously, Pillar Equity Value Fund), Equity Growth Fund, Large Cap Growth Fund (previously, Pillar Equity Growth Fund), Growth Fund II, Small Cap Value Fund, Small Company Equity Fund, International Equity Fund and Pan Asia Fund (individually, a "Fund," and collectively, the "Funds") only.

  The Asset Allocation Fund, Equity Income Fund, Growth and Income Fund, Strategic Equity Fund, Equity Value Fund, Equity Growth Fund, Small Cap Value Fund, Small Company Equity Fund, International Equity Fund and Pan Asia Fund are authorized to issue five series of shares (Trust Shares, Retail A Shares, Retail B Shares, Prime A Shares and Prime B Shares). The Large Cap Value Fund, Large Cap Growth Fund and Growth Fund II are authorized to issue three series of shares (Trust Shares, Retail A Shares and Retail B Shares). Currently, the Asset Allocation Fund, Growth and Income Fund, Equity Growth Fund, Small Cap Value Fund, International Equity Fund and Pan Asia Fund offer all five series of authorized shares, the Large Cap Value Fund, Large Cap Growth Fund and Growth Fund II offer all three series of authorized shares and the Equity Income Fund, Strategic Equity Fund, Equity Value Fund and Small Company Equity Fund offer only Trust Shares, Retail A Shares and Retail B Shares. Trust Shares, Retail A Shares, Retail B Shares, Prime A Shares and Prime B Shares are substantially the same except that (i) Retail A Shares are subject to a maximum 5.75% front-end sales charge, (ii) Prime A Shares are subject to a maximum 5.50% front-end sales charge, (iii) Retail B Shares and Prime B Shares are subject to a maximum 5.00% (5.50% with respect to Retail B Shares issued in connection with The Pillar Funds reorganization) contingent deferred sales charge, and (iv) each series of shares bears the following series specific expenses: distribution fees and/or shareholder servicing fees and transfer agency charges. Retail B Shares purchased prior to January 1, 2001 will automatically convert to Retail A Shares six years after the date of purchase. Retail B Shares purchased on or after January 1, 2001 will automatically convert to Retail A Shares eight years after the date of purchase. Retail B Shares issued in connection with The Pillar Funds reorganization will automatically convert to Retail A Shares eight years after the date of purchase of the Pillar Fund Class B Shares held prior to the reorganization. Prime B Shares will automatically convert to Prime A Shares eight years after the date of purchase. Prior to June 26, 2001, the Asset Allocation Fund, Growth and Income Fund, Growth Fund II and International Equity Fund were authorized to offer an additional series of shares (BKB Shares). On June 26, 2001, BKB Shares of the Asset Allocation Fund, Growth and Income Fund, Growth Fund II and International Equity Fund were converted into Retail A Shares of the same Fund upon a finding by the Board of Trustees of the Trust at a meeting held on May 31, 2001 that such a conversion was in the best interest of the holders of BKB Shares.

2.   SIGNIFICANT ACCOUNTING POLICIES

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with accounting principles generally accepted in the United States consistently followed by the Funds in the preparation of their financial statements.

  PORTFOLIO VALUATION: Investments in securities which are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded or at the last sale price on the national securities market. Securities traded on over-the-counter markets are valued at the last bid price. Short-term obligations that mature in 60 days or less are valued at amortized cost, which approximates market value. All other securities and other assets are appraised at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

  SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Investment income and realized and unrealized gains and losses are allocated to the separate series of a Fund based upon the relative net assets of each series.

  INCOME RECOGNITION: In December 2000, the American Institute of Certified Public Accountants ("AICPA") issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide, which is effective for annual financial statements issued for fiscal years beginning after December 15, 2000, requires investment companies to amortize premiums and discounts on fixed income securities. The Trust currently does not amortize premiums and discounts on fixed income securities. Accordingly, those Funds affected will be required to record a cumulative effect adjustment to reflect the amortization of premiums and discounts. The Funds will adjust net investment income and offset the adjustment to unrealized appreciation (depreciation) on securities, as a result of which there will not be any impact to total net assets.

  RESTRICTED SECURITY: At April 30, 2002, the Growth Fund II owned shares of a security that was purchased through a pri-

NOTES TO FINANCIAL STATEMENTS


vate offering and can only be sold with prior registration under the Securities Act of 1933, as amended, or pursuant to an exemption therefrom. In addition, the Advisor has generally agreed to further restrictions on the disposition of this holding as set forth in the agreement entered into in connection with the purchase of the investment. The investment is valued in accordance with procedures approved by the Board of Trustees of the Trust. The acquisition date of the investment, along with its cost and market value at April 30, 2002, is as follows:

PREFERRED STOCK       ACQUISITION DATE   COST      MARKET VALUE
---------------       ----------------   ----      ------------
Network Specialists,
  Series A .......        04/19/00     $2,999,999       $3,942

  FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS: The International Equity Fund and Pan Asia Fund may enter into forward foreign currency exchange contracts whereby a Fund agrees to buy or sell a specific currency at a specified price at a future date in an attempt to hedge against fluctuations in the value of the underlying currency of certain portfolio instruments. Forward foreign currency exchange contracts are valued at the daily exchange rate of the underlying currency. Purchases and sales of forward foreign currency exchange contracts having the same settlement date and broker are offset and presented on a net basis in the Statement of Assets and Liabilities. Gains or losses on the purchase or sale of forward foreign currency exchange contracts having the same settlement date and broker are recognized on the date of offset. Otherwise, gains or losses are recognized on the settlement date.

  FOREIGN CURRENCY TRANSLATION: The books and records of the International Equity Fund and Pan Asia Fund are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon exchange rates prevailing on the respective dates of such transactions. That portion of unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

  DIVIDENDS TO SHAREHOLDERS: Dividends from net investment income are determined separately for each series of a Fund and are declared and paid quarterly, with the exception of the Growth Fund II, International Equity Fund and Pan Asia Fund. The Growth Fund II declares and pays dividends semi-annually and the International Equity Fund and Pan Asia Fund declare and pay dividends annually. Net realized capital gains, if any, are distributed at least annually.

  Income dividends and capital gain dividends are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

  FEDERAL INCOME TAXES: The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code. By so qualifying, each Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ending October 31. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is recorded. Withholding taxes on foreign dividends have been paid or provided for in accordance with the applicable country's tax rules and rates.

  REPURCHASE AGREEMENTS: Each Fund may engage in repurchase agreement transactions with institutions that the Trust's investment advisor has determined are creditworthy. Each repurchase agreement transaction is recorded at cost plus accrued interest. Each Fund requires that the securities collateralizing a repurchase agreement transaction be transferred to the Trust's custodian in a manner that is intended to enable the Fund to obtain those securities in the event of a counterparty default. The value of the collateral securities is monitored daily to ensure that the value of the collateral, including accrued interest, equals or exceeds the repurchase price. Repurchase agreement transactions involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities, and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

  Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds and other affiliated funds may transfer their uninvested cash balances into one or more joint trading accounts. The assets in the joint trading accounts are invested in one or more repurchase agreements or other short-term investments. These repurchase agreements are subject to the same collateral requirements as discussed above.

  EXPENSES: The Trust accounts separately for the assets, liabilities and operations of each Fund. Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one fund of the Trust are allocated among the respective funds.

  In addition, expenses of a Fund not directly attributable to the operations of a particular series of shares of the Fund are allocated to the separate series based upon the relative net assets of each series. Operating expenses directly attributable to a series of shares of a Fund are charged to the operations of that series.

  ORGANIZATION COSTS: The Strategic Equity Fund has borne all costs in connection with its organization, including the fees and expenses of registering and qualifying its initial shares for distribution under federal and state securities laws. All such costs are amortized using the straight-line method over a period of five years beginning with the commencement of the Fund's operations.

NOTES TO FINANCIAL STATEMENTS


3. INVESTMENT ADVISORY, ADMINISTRATION, SHAREHOLDER SERVICES, DISTRIBUTION AND OTHER FEES

  The Trust and Fleet Investment Advisors Inc. (the "Investment Advisor" or "Fleet"), an indirect wholly-owned subsidiary of FleetBoston Financial Corporation, are parties to an investment advisory agreement under which the Investment Advisor provides services for a fee, computed daily and paid monthly, at the annual rate of 0.75% of the average daily net assets of the Asset Allocation Fund, Equity Income Fund, Growth and Income Fund, Strategic Equity Fund, Equity Value Fund, Large Cap Value Fund, Equity Growth Fund, Large Cap Growth Fund, Growth Fund II, Small Cap Value Fund and Small Company Equity Fund. The Trust has been advised by the Investment Advisor that, effective August 1, 2001 and until further notice to the Board of Trustees of the Trust, it intends to waive advisory fees payable to it by each of the above Funds so that the advisory fees payable by each such Fund would be as follows: 0.75% of the first $500 million of average daily net assets, plus 0.70% of the next $500 million of average daily net assets, plus 0.65% of the next $500 million of average daily net assets, plus 0.60% of the next $500 million of average daily net assets, plus 0.55% of average daily net assets in excess of $2 billion (See Note 4).

  The Trust pays the Investment Advisor a fee, computed daily and paid monthly, with respect to the International Equity Fund at the annual rate of 1.15% of the first $50 million of the Fund's average daily net assets, plus 0.95% of the next $50 million of average daily net assets, plus 0.85% of average daily net assets in excess of $100 million.

  The Trust pays the Investment Advisor a fee, computed daily and paid monthly, with respect to the Pan Asia Fund at the annual rate of 1.20% of the Fund's average daily net assets.

  The Investment Advisor has entered into a sub-advisory agreement with Oechsle International Advisors, LLC ("Oechsle") with respect to the International Equity Fund pursuant to which the Investment Advisor pays fees to Oechsle, computed daily and paid monthly, at the annual rate of 0.40% of the first $50 million of the Fund's average daily net assets, plus 0.35% of average daily net assets in excess of $50 million. FleetBoston Financial Corporation owns an interest in Oechsle.

  The Investment Advisor has entered into a sub-advisory agreement with UOB Global Capital LLC ("UOB") with respect to the Pan Asia Fund pursuant to which the Investment Advisor pays fees to UOB, computed daily and paid monthly, at the annual rate of 0.72% of the Fund's average daily net assets.

  Prior to August 27, 2001, Summit Bank Investment Management Division ("Summit"), a division of Summit Bank, and its successor, Fleet, provided investment advisory services to the Pillar Equity Value Fund and Pillar Equity Growth Fund, predecessor funds of the Galaxy Large Cap Value Fund and Galaxy Large Cap Growth Fund, respectively (collectively, the "Predecessor Pillar Funds") (See Note 9). Summit and Fleet were paid fees for their services at an annual rate of 0.75% of the average daily net assets of each Predecessor Pillar Fund.

  The Trust and PFPC Inc. (formerly known as First Data Investor Services Group, Inc.), a member of PNC Financial Services Group (formerly known as PNC Bank Corp.), are parties to an administration agreement under which PFPC Inc. (the "Administrator") provides services for a fee, computed daily and paid monthly, at the annual rate of 0.09% of the first $2.5 billion of the combined average daily net assets of the Funds and the other funds offered by the Trust (whose financial statements are provided in separate reports), 0.085% of the next $2.5 billion of combined average daily net assets, 0.075% of the next $7 billion of combined average daily net assets, 0.065% of the next $3 billion of combined average daily net assets, 0.06% of the next $3 billion of combined average daily net assets, 0.0575% of the next $3 billion of combined average daily net assets, 0.0525% of the next $9 billion of combined average daily net assets and 0.05% of combined average daily net assets in excess of $30 billion. Prior to May 31, 2001, PFPC Inc. received administration fees at the annual rate of 0.09% of the first $2.5 billion of the combined average daily net assets of the Funds and the other funds offered by the Trust, 0.085% of the next $2.5 billion of combined average daily net assets, 0.075% of the next $7 billion of combined average daily net assets, 0.065% of the next $3 billion of combined average daily net assets, 0.06% of the next $3 billion of combined average daily net assets, 0.0575% of the next $3 billion of combined average daily net assets and 0.0525% of combined average daily net assets in excess of $21 billion.

  In addition, PFPC Inc. provides certain fund accounting, custody, administration and transfer agency services pursuant to certain fee arrangements. Pursuant to such fee arrangements, PFPC Inc. compensates the Trust's custodian bank, The Chase Manhattan Bank, for its services.

  Prior to August 27, 2001, SEI Investments Mutual Funds Services ("SEI"), a wholly-owned subsidiary of SEI Investments Company, provided certain administrative services to the Predecessor Pillar Funds. The fees paid to SEI were based on the level of aggregate net assets of The Pillar Funds (other than two institutional money market funds).

  PFPC Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of PFPC Inc. and an indirect wholly-owned subsidiary of PNC Financial Services Group, acts as the exclusive distributor of the Trust's shares. Prior to January 2, 2001, Provident Distributors, Inc. ("PDI") acted as the exclusive distributor of the Trust's shares. On January 2, 2001, the Distributor acquired all of the outstanding shares of PDI, and PDI was subsequently merged into the Distributor.

  At a meeting held on April 24, 2002, the Board of Trustees of the Trust approved, subject to certain conditions, the following new service agreements with respect to the Trust: (i) an Administration Agreement with Fleet; (ii) a Pricing and Bookkeeping

NOTES TO FINANCIAL STATEMENTS


Agreement with Colonial Management Associates, Inc., an affiliate of Fleet; and (iii) a Shareholders' Servicing and Transfer Agent Agreement with Liberty Funds Services, Inc., an affiliate of Fleet. These new service agreements are expected to go into effect on or about July 1, 2002. It is anticipated that PFPC, the Trust's current administrator and transfer agent, will serve as sub-administrator pursuant to a sub-administration agreement with Fleet.

  Prior to August 27, 2001, SEI Investments Distribution Co. (the "SEI Distributor"), a wholly-owned subsidiary of SEI Investments Company, served as the exclusive distributor of shares of the Predecessor Pillar Funds. The Predecessor Pillar Funds had adopted a distribution plan for Class A Shares (the "Class A Plan"), which entitled the SEI Distributor to receive an annual distribution fee of up to 0.25% of the average daily net assets attributable to Class A Shares of each of the Predecessor Pillar Funds. The Predecessor Pillar Funds had also adopted a distribution and service plan for Class B Shares (the "Class B Plan"), which entitled the SEI Distributor to receive (i) an annual distribution fee of up to 0.75% of the average daily net assets attributable to Class B Shares of each of the Predecessor Pillar Funds and (ii) service fees at an annual rate of up to 0.25% of the average daily net assets attributable to Class B Shares of each of the Predecessor Pillar Funds.

  The Trust has adopted a shareholder services plan (the "Services Plan") with respect to (i) Retail A Shares of each Fund except the Large Cap Value, Large Cap Growth and Pan Asia Funds and (ii) Trust Shares of each Fund except the Pan Asia Fund. Currently, the Services Plan has not been implemented with respect to the Funds' Trust Shares. The Services Plan provides compensation to institutions (including and currently limited to Fleet Bank and its affiliates), which provide shareholder liaison and/or administrative support services to their customers who beneficially own Retail A Shares at an aggregate annual rate not to exceed 0.50% of the average daily net assets of the outstanding Retail A Shares of each Fund beneficially owned by such customers. The Trust, under the direction of the Board of Trustees, is currently limiting fees payable under the Services Plan with respect to each Fund to an aggregate annual rate not to exceed 0.30% of the average daily net assets of the outstanding Retail A Shares beneficially owned by such customers.

  The Trust has adopted separate distribution plans (the "Distribution Plans") with respect to (i) Retail A Shares of the Large Cap Value and Large Cap Growth Funds and (ii) Retail A Shares of the Pan Asia Fund. Under the Distribution Plans, the Trust may pay the Distributor or another person for expenses and activities primarily intended to result in the sale of Retail A Shares of the Funds. Payments by the Trust under the Distribution Plans may not exceed the annual rate of 0.50% (0.30% with respect to the Pan Asia Fund) of the average daily net assets attributable to each Fund's Retail A Shares. The Trust, under the direction of the Board of Trustees, is currently limiting each Fund's payments under the Distribution Plans to an annual rate of not more than 0.25% (on an annualized basis) of the average daily net assets of such Fund's outstanding Retail A Shares.

  The Trust has adopted a distribution and services plan (the "12b-1 Plan") with respect to Retail B Shares of the Funds. Under the 12b-1 Plan, the Trust may pay
(i) the Distributor or another person for expenses and activities primarily intended to result in the sale of Retail B Shares, (ii) institutions for shareholder liaison services and (iii) institutions for administrative support services. Currently, payments under the 12b-1 Plan for distribution services are being made solely to broker-dealer affiliates of Fleet Bank and payments under the 12b-1 Plan for shareholder liaison and administrative support services are being made solely to Fleet Bank and its affiliates. Payments for distribution expenses may not exceed an annual rate of 0.65% of the average daily net assets attributable to each Fund's outstanding Retail B Shares. The fees paid for shareholder liaison services and/or administrative support services may not exceed the annual rates of 0.25% and 0.25%, respectively, of the average daily net assets attributable to each Fund's outstanding Retail B Shares owned of record or beneficially by customers of institutions. The Trust, under direction of the Board of Trustees, is currently limiting each Fund's payments for shareholder liaison and administrative support services under the 12b-1 Plan to an aggregate fee of not more than 0.30% of the average daily net assets attributed to Retail B Shares of the Fund owned of record or beneficially by customers of institutions. For the six months ended April 30, 2002, the Funds paid fees under the Services Plan, Distribution Plans and 12b-1 Plan as follows:

                          SERVICES   DISTRIBUTION       12B-1 PLAN
FUND                       PLAN        PLAN       SERVICES DISTRIBUTION
----                       ----        -----      -------- ------------
Asset Allocation Fund ... $400,863   $    --      $154,296   $339,419
Equity Income Fund ......  201,138        --        21,322     48,203
Growth and Income Fund ..  372,465        --        72,561    162,117
Strategic Equity Fund ...   13,007        --         3,896      8,593
Equity Value Fund .......  271,264        --        40,200     89,662
Large Cap Value Fund ....       --    12,327        29,322     64,649
Equity Growth Fund ......  494,101        --       140,764    312,521
Large Cap Growth Fund ...       --     6,001        36,817     80,617
Growth Fund II ..........   52,302        --         1,453      3,209
Small Cap Value Fund ....  154,426        --        10,128     22,405
Small Company Equity Fund  117,770        --        23,570     52,779
International Equity Fund   82,515        --        10,390     22,888
Pan Asia Fund ...........       --       194            22         51

  The Trust has adopted a distribution plan (the "Prime A Shares Plan") with respect to Prime A Shares of the Funds. Under the Prime A Shares Plan, the Trust may pay the Distributor or another person for expenses and activities primarily intended to result in the sale of Prime A Shares. Payments by the Trust under the Prime A Shares Plan may not exceed the annual rate of 0.30% of the average daily net assets attributable to each Fund's outstanding Prime A Shares. The Trust, under the direction of the Board of Trustees, is currently limiting each Fund's payments under the Prime A Shares Plan to an annual rate of not more than 0.25% (on an annualized basis) of the average daily net assets of each Fund's outstanding Prime A Shares.

NOTES TO FINANCIAL STATEMENTS


  The Trust has adopted a distribution and services plan (the "Prime B Shares Plan") with respect to Prime B Shares of the Funds. Under the Prime B Shares Plan, the Trust may pay (i) the Distributor or another person for expenses and activities primarily intended to result in the sale of Prime B Shares, (ii) institutions for shareholder liaison services, and (iii) institutions for administrative support services. Payments for distribution expenses may not exceed the annual rate of 0.75% of the average daily net assets attributable to each Fund's outstanding Prime B Shares. The fees paid to institutions for shareholder liaison services and/or administrative support services may not exceed the annual rates of 0.25% and 0.25%, respectively, of the average daily net assets attributable to each Fund's outstanding Prime B Shares owned of record or beneficially by customers of institutions. The Trust, under the direction of the Board of Trustees, is currently limiting each Fund's payments for shareholder liaison and administrative support services under the Prime B Shares Plan to an aggregate fee of not more than 0.25% of the average daily net assets attributable to Prime B Shares owned of record or beneficially by customers of institutions. For the six months ended April 30, 2002, the Funds paid fees under the Prime A Shares Plan and Prime B Shares Plan as follows:

                           PRIME A SHARES PLAN     PRIME B SHARES PLAN
FUND                          DISTRIBUTION       SERVICES    DISTRIBUTION
----                          ------------       --------    ------------
Asset Allocation Fund .....      $68              $478          $1,434
Growth and Income Fund ....       71               142             425
Equity Growth Fund ........      859               396           1,189
Small Cap Value Fund ......      195               275             825
International Equity Fund .       13               357           1,074
Pan Asia Fund .............       --                --               7

  Retail A Shares, Retail B Shares, Trust Shares, Prime A Shares and Prime B Shares of the Funds each bear series-specific transfer agent charges based upon the number of shareholder accounts for each series. In addition, Trust Shares bear additional transfer agency fees in order to compensate PFPC Inc. for payments made to Fleet Bank, an affiliate of the Investment Advisor, for performing certain sub-account and administrative functions on a per account basis with respect to Trust Shares held by defined contribution plans. These additional fees are based on the number of underlying participant accounts. For the six months ended April 30, 2002, transfer agent charges for each series were as follows:

FUND                             RETAIL A    RETAIL B      TRUST
----                             --------    --------      -----
Asset Allocation Fund .........  $225,469   $124,441    $246,734
Equity Income Fund ............   141,852     26,429      11,825
Growth and Income Fund ........   249,033     64,545     232,719
Strategic Equity Fund .........    13,107      4,821         365
Equity Value Fund .............   198,769     42,495      59,594
Large Cap Value Fund ..........    14,813     44,878          --
Equity Growth Fund ............   398,414    187,060     280,968
Large Cap Growth Fund .........    11,470     66,473          --
Growth Fund II ................    35,657      2,271       2,944
Small Cap Value Fund ..........   129,304      9,950      58,382
Small Company Equity Fund .....   130,567     34,406     203,290
International Equity Fund .....   134,595     31,673     184,285
Pan Asia Fund .................     2,098        118          --

FUND                               PRIME A   PRIME B
----                               -------   -------
Asset Allocation Fund .........       $97     $255
Growth and Income Fund ........        78       79
Equity Growth Fund ............        71      210
Small Cap Value Fund ..........       133      255
International Equity Fund .....        28      130
Pan Asia Fund .................        95       96

  For the period January 1, 2001 through August 27, 2001, the Predecessor Pillar Funds paid transfer agent fees, which are included in the transfer agent fees on the Statement of Operations for the period January 1, 2001 through October 31, 2001 of $112,831 for the Large Cap Value Fund and $130,108 for the Large Cap Growth Fund.

  Certain officers of the Trust are officers of PFPC Inc. Such officers receive no compensation from the Trust for serving in their respective roles. Each Trustee is entitled to receive for services as a Trustee of the Trust, The Galaxy VIP Fund ("VIP") and Galaxy Fund II ("Galaxy II") an aggregate fee of $54,000 per annum plus certain other fees for attending or participating in meetings as well as reimbursement for expenses incurred in attending meetings. The Chairman of the Boards of Trustees and the President and Treasurer of the Trust, VIP and Galaxy II are also entitled to additional fees for their services in these capacities. These fees are allocated among the Funds of the Trust, VIP and Galaxy II based on their relative net assets.

  Each Trustee is eligible to participate in The Galaxy Fund/The Galaxy VIP Fund/Galaxy Fund II Deferred Compensation Plan (the "Plan"), an unfunded, non-qualified deferred compensation plan. The Plan allows each trustee to defer receipt of all or a percentage of fees which otherwise would be payable for services performed.

  Expenses for the six months ended April 30, 2002 include legal fees paid to Drinker Biddle & Reath LLP. A partner of that firm is Secretary to the Trust.

  Pursuant to procedures adopted by the Board of Trustees and in accordance with the Investment Company Act of 1940, as amended, certain Funds placed a portion of their portfolio transactions with Quick & Reilly Institutional Trading, a division of Fleet Securities, Inc., and Robertson Stephens Inc., affiliates of the Investment Advisor. The commissions paid to Quick & Reilly Institutional Trading and Robertson Stephens Inc. for the six months ended April 30, 2002 were as follows:

FUND                COMMISSIONS   FUND             COMMISSIONS
----                -----------   ----             -----------
Asset Allocation Fund   $53,290   Large Cap Value Fund $50,000
Equity Income Fund       37,625   Equity Growth Fund    17,500
Growth and Income Fund   15,787   Large Cap Growth Fund 33,500
Strategic Equity Fund       492   Growth Fund II           750
Equity Value Fund       301,706

4.   WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

  Fleet and/or its affiliates and/or the Administrator voluntarily agreed to waive a portion of their fees and/or reimburse the Funds for certain expenses so that total expenses would not

NOTES TO FINANCIAL STATEMENTS


exceed certain expense limitations established for each Fund. The respective parties, at their discretion, may revise or discontinue the voluntary waivers and/or expense reimbursements at any time. For the six months ended April 30, 2002, Fleet and/or its affiliates and/or the Administrator waived fees and/or reimbursed expenses with respect to the Funds as follows:

                                 FEES         EXPENSES
FUND                            WAIVED       REIMBURSED
----                            ------       ----------
Asset Allocation Fund .......  $32,352         $10,868
Equity Income Fund ..........    2,976           5,000
Growth and Income Fund ......   81,116              --
Strategic Equity Fund .......   73,803           8,185
Equity Value Fund ...........    2,976              --
Large Cap Value Fund ........    2,976          47,629
Equity Growth Fund ..........  320,489           8,521
Large Cap Growth Fund .......    2,976          53,255
Growth Fund II ..............    2,976          28,980
Small Cap Value Fund ........   27,178              --
Small Company Equity Fund ...    2,976              --
International Equity Fund ...  714,998         104,309
Pan Asia Fund ...............    5,247          81,025

5.   SHARES OF BENEFICIAL INTEREST

  The Trust's Declaration of Trust authorizes the Trustees to issue an unlimited number of shares of beneficial interest, each with a par value of $0.001. Shares of the Trust are currently classified into forty-six classes of shares, each consisting of one or more series.

  Each share represents an equal proportionate interest in the respective Fund, bears the same fees and expenses (except that Retail A Shares of each Fund, except the Large Cap Value, Large Cap Growth and Pan Asia Funds, bear the expense of payments under the Services Plan, Retail A Shares of the Large Cap Value, Large Cap Growth and Pan Asia Funds bear the expense of payments under the respective Distribution Plans, Retail B Shares of a Fund bear the expense of payments under the 12b-1 Plan, Prime A Shares of a Fund bear the expense of payments under the Prime A Shares Plan, Prime B Shares of a Fund bear the expense of payments under the Prime B Shares Plan, and Trust Shares, Retail A Shares, Retail B Shares, Prime A Shares and Prime B Shares of a Fund each bear series-specific transfer agent charges) and are entitled to such dividends and distributions of income earned as are declared at the discretion of the Trust's Board of Trustees.

  Shareholders are entitled to one vote for each full share held and a proportionate fractional vote for each fractional share held, and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of shareholders of a particular class or series.

6.   PURCHASES AND SALES OF SECURITIES

  The cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended April 30, 2002 were as follows:


                                           PURCHASES                          SALES
                                ------------------------------  -------------------------------
FUND                            U.S. GOVERNMENT      OTHER       U.S. GOVERNMENT      OTHER
-----                           --------------- --------------  ---------------- --------------
Asset Allocation Fund ..........   $14,892,589    $63,440,843     $41,278,599      $73,945,814
Equity Income Fund .............            --     66,466,360              --       99,983,789
Growth and Income Fund .........            --     33,415,770              --       84,031,552
Strategic Equity Fund ..........            --     21,894,862              --      103,798,815
Equity Value Fund ..............            --    232,636,883              --      184,030,875
Large Cap Value Fund ...........            --     10,696,199              --       69,289,986
Equity Growth Fund .............            --    346,976,155              --      346,895,967
Large Cap Growth Fund ..........            --     25,034,217              --       54,355,477
Growth Fund II .................            --     20,592,606              --       47,658,732
Small Cap Value Fund ...........            --    119,737,860              --       84,154,177
Small Company Equity Fund ......            --    194,923,257              --      208,060,176
International Equity Fund ......            --    256,938,527              --      337,433,019
Pan Asia Fund ..................            --      3,217,905              --        5,578,299

NOTES TO FINANCIAL STATEMENTS


  The aggregate gross unrealized appreciation (depreciation), net unrealized appreciation (depreciation) and cost for all securities as computed on a federal income tax basis at April 30, 2002 for each Fund is as follows:


FUND                                  APPRECIATION   (DEPRECIATION)         NET          COST
-----                                 ------------   -------------    ------------  ------------
Asset Allocation Fund ..............   $70,156,488   $(44,525,030)     $25,631,458   $536,970,407
Equity Income Fund .................    23,091,451    (14,699,368)       8,392,083    257,850,436
Growth and Income Fund .............   151,406,290    (52,342,290)      99,064,000    673,533,004
Strategic Equity Fund ..............     4,122,501     (4,358,988)        (236,487)    36,875,223
Equity Value Fund ..................    63,880,060    (40,399,972)      23,480,088    412,915,034
Large Cap Value Fund ...............    35,785,916     (3,357,094)      32,428,822     99,371,078
Equity Growth Fund .................   307,579,305   (101,493,324)     206,085,981  1,103,120,240
Large Cap Growth Fund ..............    26,410,394    (16,858,381)       9,552,013    157,941,497
Growth Fund II .....................    24,993,187     (5,796,516)      19,196,671     62,213,520
Small Cap Value Fund ...............   139,706,143    (38,183,825)     101,522,318    621,593,976
Small Company Equity Fund ..........    80,355,713    (58,818,263)      21,537,450    416,652,140
International Equity Fund ..........    40,439,038    (72,181,560)     (31,742,522)   593,939,025
Pan Asia Fund ......................       176,770        (67,633)         109,137      2,887,481



7.   FOREIGN SECURITIES

  Each Fund may purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

8.   LINE OF CREDIT

  Each Fund and other affiliated funds participate in a $150 million unsecured line of credit pursuant to a credit agreement dated as of December 29, 1999. Borrowings may be made under the credit agreement only for temporary or emergency purposes, such as repurchase or redemption of shares of the Funds. Interest is charged to each Fund based on its borrowings. In addition, a commitment fee based on the average daily unused portion of the line of credit is allocated among the Funds and other participating funds at the end of each calendar quarter.

9.   ACQUISITION OF THE PILLAR FUNDS

  At a meeting held on March 1, 2001, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the "Pillar Agreement") providing for the acquisition of The Pillar Funds by the Trust. Pursuant to the Pillar Agreement, (i) all of the assets and liabilities of the Pillar Balanced Fund were transferred to the Galaxy Asset Allocation Fund in exchange for 389,256 Retail A Shares, 1,384,061 Retail B Shares and 1,077,072 Trust Shares of the Galaxy Asset Allocation Fund, (ii) all of the assets and liabilities of the Pillar Equity Income Fund were transferred to the Galaxy Equity Income Fund in exchange for 733,077 Retail A Shares, 948,149 Retail B Shares and 4,215,665 Trust Shares of the Galaxy Equity Income Fund, (iii) all of the assets and liabilities of the Pillar Equity Value Fund were transferred to the Galaxy Large Cap Value Fund in exchange for 887,677 Retail A Shares, 1,703,345 Retail B Shares and 13,364,789 Trust Shares of the Galaxy Large Cap Value Fund, (iv) all of the assets and liabilities of the Pillar Equity Growth Fund were transferred to the Galaxy Large Cap Growth Fund in exchange for 656,856 Retail A Shares, 3,512,061 Retail B Shares and 21,601,576 Trust Shares of the Galaxy Large Cap Growth Fund, (v) all of the assets and liabilities of the Pillar Mid Cap Fund were transferred to the Galaxy Growth Fund II in exchange for 763,737 Trust Shares of the Galaxy Growth Fund II, and (vi) all of the assets and liabilities of the Pillar International Equity Fund were transferred to the Galaxy International Equity Fund in exchange for 44,686 Retail A Shares, 1,816,673 Retail B Shares and 176,305 Trust Shares of the Galaxy International Equity Fund. In related transactions, the assets and liabilities of the other Pillar Fund portfolios were transferred to corresponding portfolios of Galaxy and Galaxy II in exchange for shares in such Galaxy portfolios. The acquisition, which qualified as a tax-free reorganization for federal income tax purposes, was completed on August 27, 2001, following the approval of the reorganization by Pillar Fund shareholders. The Galaxy Large Cap Value Fund and Galaxy Large Cap Growth Fund had nominal assets and liabilities prior to the reorganization and were organized solely to acquire the assets and continue the business, including carrying forward the financial and performance history, of the Pillar Equity Value Fund and Pillar Equity Growth Fund, respectively. Following the reorganization, the Galaxy Large Cap Value Fund and Galaxy Large Cap Growth Fund changed their fiscal year-ends from December 31 to October 31. The following is a summary of the Net Assets, Shares Outstanding and Net Asset Value per share and Unrealized Appreciation (Depreciation) associated with the transaction:

NOTES TO FINANCIAL STATEMENTS

                                                        BEFORE                                  AFTER
                                                       ACQUISITION                            ACQUISITION
                                          --------------------------------------       ------------------------
                                               GALAXY              PILLAR                     GALAXY
                                          ASSET ALLOCATION        BALANCED                ASSET ALLOCATION
                                                FUND                FUND                       FUND
                                          -----------------    -----------------       ------------------------
Net Assets ...........................    $     634,352,052    $      44,468,412         $        678,820,464
Shares Outstanding                               40,632,497            3,730,745                   43,482,886
Retail A/Class A Net Asset Value,
   per share .........................    $           15.62    $           11.96         $              15.62
Retail B/Class B Net Asset Value,
   per share .........................    $           15.58    $           11.95         $              15.61
Trust/Class I Net Asset Value,
   per share .........................    $           15.61    $           11.89         $              15.61
Unrealized Appreciation ..............    $      37,679,167    $       6,132,274         $         43,811,441

                                                        BEFORE                                  AFTER
                                                       ACQUISITION                            ACQUISITION
                                          --------------------------------------       ------------------------
                                              GALAXY                PILLAR                     GALAXY
                                           EQUITY INCOME         EQUITY INCOME              EQUITY INCOME
                                                FUND                  FUND                      FUND
                                          -----------------    -----------------       ------------------------
Net Assets ...........................    $     247,184,933     $     82,808,091        $         329,993,024
Shares Outstanding ...................           17,567,619            6,171,704                   23,464,510
Retail A/Class A Net Asset Value,
   per share .........................    $           14.06     $          13.45        $               14.06
Retail B/Class B Net Asset Value,
   per share .........................    $           14.09     $          13.42        $               14.09
Trust/Class I Net Asset Value,
   per share .........................    $           13.80     $          13.38        $               13.80
Unrealized Appreciation ..............    $       7,813,228     $     25,624,703        $          33,437,931



                                                        BEFORE                                  AFTER
                                                       ACQUISITION                            ACQUISITION
                                          --------------------------------------       ------------------------
                                               GALAXY                PILLAR                     GALAXY
                                               GROWTH                MID CAP                    GROWTH
                                               FUND II                FUND                      FUND II
                                          -----------------    -----------------       ------------------------
Net Assets ...........................    $     106,506,748     $      7,302,648        $         113,809,396
Shares Outstanding ...................           11,162,530              814,595                   11,926,267
Trust /Class I Net Asset Value,
   per share .........................    $            9.56     $           8.97        $                9.56
Unrealized Appreciation ..............    $       5,643,855     $        879,811        $           6,523,666



                                                        BEFORE                                  AFTER
                                                       ACQUISITION                            ACQUISITION
                                          --------------------------------------       ------------------------
                                              GALAXY                 PILLAR                    GALAXY
                                            INTERNATIONAL         INTERNATIONAL             INTERNATIONAL
                                            EQUITY FUND            EQUITY FUND               EQUITY FUND
                                          -----------------    -----------------       ------------------------
Net Assets ...........................    $     675,865,645     $      26,104,525       $         701,970,170
Shares Outstanding ...................           52,736,904             2,763,496                  54,774,568
Retail A/Class A Net Asset Value,
   per share .........................    $           12.63     $           9.43        $               12.63
Retail B/Class B Net Asset Value,
   per share .........................    $           12.52     $           9.20        $               12.52
Trust /Class I Net Asset Value,
   per share .........................    $           12.85     $           9.48        $               12.85
Unrealized (Depreciation) ............    $    (173,325,940)    $      (3,523,990)      $        (176,849,930)


NOTES TO FINANCIAL STATEMENTS


10.  CAPITAL LOSS CARRYFORWARDS

  At October 31, 2001, the following Funds had capital loss carryforwards:

FUND                              AMOUNT    EXPIRATION
----                              ------    ----------
Asset Allocation Fund* ...... $    104,449     2007
                                   486,552     2008
Large Cap Value Fund ........    2,141,132     2009
Equity Growth Fund ..........   41,527,758     2009
Large Cap Growth Fund .......   23,163,665     2009
Growth Fund II ..............    2,971,232     2009
Small Company Equity Fund ...    7,869,522     2009
International Equity Fund* ..    4,901,661     2008
                               104,830,434     2009
Pan Asia Fund ...............      810,732     2009

* The availability of a portion of these capital loss carryforwards ($851,596 with respect to the Asset Allocation Fund and $4,901,661 with respect to the International Equity Fund), which were acquired on August 20, 2001 in connection with The Pillar Funds reorganization, may be limited in a given year.

11.  LIQUIDATION OF PAN ASIA FUND

  At a meeting held on February 28, 2002 the Board of Trustees of the Trust determined that it was in the best interests of the Galaxy Pan Asia Fund and its shareholders that the Fund be liquidated and terminated. The liquidation was scheduled to take place on or about May 10, 2002. With limited exceptions, the Fund stopped taking orders for the purchase of shares or exchanges into the Fund from other Galaxy Funds on April 12, 2002. A shareholder not redeeming Fund shares or exchanging them for shares in another Galaxy Fund prior to the liquidation date would receive a liquidating cash distribution equal to the shareholder's interest in the shareholder's net assets of the Fund on the liquidation date. The redemption and exchange of Fund shares and the receipt of a liquidating distribution from the Fund are taxable transactions for federal income tax purposes and also may be subject to state and local taxes. Shareholders who own shares in individual retirement accounts may be subject to a 10% tax penalty if they receive proceeds in cash.

12.  SUBSEQUENT EVENT - CHANGE IN DISTRIBUTOR

  At a meeting held on June 10-11, 2002, the Board of Trustees of the Trust approved a new Distribution Agreement with Liberty Funds Distributor, Inc. ("LFDI"), an affiliate of Fleet. The new Distribution Agreement is expected to go into effect on or about July 1, 2002, at which time LFDI will replace PFPC Distributors, Inc., as the Trust's distributor.




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

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